UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31, 2006

Date of reporting period:	August 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Columbia Money Market Funds

Annual Report – August 31, 2006

■  Columbia Cash Reserves

■  Columbia Money Market Reserves

■  Columbia Treasury Reserves

■  Columbia Government Reserves

■  Columbia Municipal Reserves

■  Columbia Tax-Exempt Reserves

■  Columbia California Tax-Exempt Reserves

■  Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED

May Lose Value

No Bank Guarantee

President's Message – Columbia Money Market Funds

Understanding Your Expenses	3

Financial Statements	11

Investment Portfolios	12

Statements of Assets and Liabilities	122

Statements of Operations	128

Statements of Changes in Net Assets	132

Financial Highlights	154

Notes to Financial Statements	228

Report of Independent Registered Public Accounting Firm	238

Unaudited Information	239

Fund Governance	240

Columbia Funds	243

Important Information About This Report	245

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in the President's Message reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

Dear Shareholder:

We appreciate your continued confidence in the Columbia Funds. Many of the product changes and other initiatives we have told you about in the prior 18 months have been fully completed. The results have been as we expected—a more streamlined product offering with lower expense ratios for the majority of our funds. When coupled with the improvements in our investment process, we believe Columbia Management is well positioned to provide you with an array of products to meet your investment needs.

We have also made improvements to our servicing platform. Website enhancements, improved account access at www.columbiafunds.com and a recently upgraded automated phone system available at 800.345.6611 provide you with everything you need to manage your relationship with Columbia 24 hours a day, 7 days a week. The new phone system is equipped with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, you can buy, sell or exchange funds either on-line or over the phone. (Buying shares requires that a link has been established between your bank account and Columbia Funds account). Up to-date performance and pricing information is also available on-line or over the phone. We will continue to look for ways to expand capabilities for you in the future.

Be assured that we will not rest on the recent success of our product and service enhancements. We will continue to seek ways to provide you with better financial solutions and consistent, high-quality results. We value your relationship with us and will work hard to earn your continued trust.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Understanding Your Expenses – Columbia Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,020.79	1,024.20	0.85	1.02	0.20
Trust Class	1,000.00	1,000.00	1,020.41	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,020.20	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,019.70	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,019.28	1,022.43	2.33	2.80	0.55
Market Class	1,000.00	1,000.00	1,018.90	1,021.93	2.75	3.31	0.65
Daily Class	1,000.00	1,000.00	1,018.19	1,021.17	3.38	4.08	0.80
Class A	1,000.00	1,000.00	1,018.90	1,021.93	2.75	3.31	0.65
Class B	1,000.00	1,000.00	1,016.10	1,018.65	5.49	6.61	1.30
Class C	1,000.00	1,000.00	1,016.10	1,018.65	5.49	6.61	1.30
Class Z	1,000.00	1,000.00	1,020.79	1,024.20	0.85	1.02	0.20
Institutional Class	1,000.00	1,000.00	1,020.58	1,024.00	1.02	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,019.28	1,022.43	2.33	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia Money Market Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,020.79	1,024.20	0.85	1.02	0.20
Trust Class	1,000.00	1,000.00	1,020.41	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,020.20	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,019.79	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,019.28	1,022.43	2.33	2.80	0.55
Market Class	1,000.00	1,000.00	1,018.90	1,021.93	2.75	3.31	0.65
Daily Class	1,000.00	1,000.00	1,018.32	1,021.17	3.38	4.08	0.80
Class B	1,000.00	1,000.00	1,016.18	1,018.65	5.49	6.61	1.30
Class C	1,000.00	1,000.00	1,016.18	1,018.65	5.49	6.61	1.30
Institutional Class	1,000.00	1,000.00	1,020.71	1,024.00	1.02	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,020.50	1,023.84	1.14	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,020.79	1,024.20	0.85	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia Treasury Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,020.41	1,024.20	0.85	1.02	0.20
Trust Class	1,000.00	1,000.00	1,019.99	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,019.79	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,019.28	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,018.90	1,022.43	2.33	2.80	0.55
Market Class	1,000.00	1,000.00	1,018.40	1,021.93	2.75	3.31	0.65
Daily Class	1,000.00	1,000.00	1,017.90	1,021.17	3.38	4.08	0.80
Class A	1,000.00	1,000.00	1,018.49	1,021.93	2.75	3.31	0.65
Class B	1,000.00	1,000.00	1,015.72	1,018.65	5.49	6.61	1.30
Institutional Class	1,000.00	1,000.00	1,020.20	1,024.00	1.02	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia Government Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,020.58	1,024.20	0.85	1.02	0.20
Trust Class	1,000.00	1,000.00	1,020.12	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,019.91	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,019.49	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,019.11	1,022.43	2.33	2.80	0.55
Market Class	1,000.00	1,000.00	1,018.70	1,021.93	2.75	3.31	0.65
Daily Class	1,000.00	1,000.00	1,017.98	1,021.17	3.38	4.08	0.80
Class A	1,000.00	1,000.00	1,018.61	1,021.93	2.75	3.31	0.65
Class B	1,000.00	1,000.00	1,015.89	1,018.65	5.49	6.61	1.30
Institutional Class	1,000.00	1,000.00	1,020.41	1,024.00	1.02	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,020.20	1,023.74	1.23	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,020.58	1,024.20	0.85	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,014.42	1,024.20	0.84	1.02	0.20
Trust Class	1,000.00	1,000.00	1,014.00	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,013.79	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,013.29	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,012.91	1,022.43	2.32	2.80	0.55
Market Class	1,000.00	1,000.00	1,012.41	1,021.93	2.74	3.31	0.65
Daily Class	1,000.00	1,000.00	1,011.90	1,021.17	3.37	4.08	0.80
Class B	1,000.00	1,000.00	1,009.68	1,018.65	5.48	6.61	1.30
Class Z	1,000.00	1,000.00	1,014.42	1,024.20	0.84	1.02	0.20
Institutional Class	1,000.00	1,000.00	1,014.21	1,024.00	1.01	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,014.21	1,024.20	0.84	1.02	0.20
Trust Class	1,000.00	1,000.00	1,013.79	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,013.58	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,013.12	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,012.70	1,022.43	2.32	2.80	0.55
Daily Class	1,000.00	1,000.00	1,011.61	1,021.17	3.37	4.08	0.80
Class A	1,000.00	1,000.00	1,012.28	1,021.93	2.74	3.31	0.65
Institutional Class	1,000.00	1,000.00	1,014.00	1,024.00	1.01	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,013.79	1,023.74	1.22	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,014.21	1,024.20	0.84	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,014.00	1,024.20	0.84	1.02	0.20
Trust Class	1,000.00	1,000.00	1,013.58	1,023.69	1.27	1.53	0.30
Liquidity Class	1,000.00	1,000.00	1,013.41	1,023.44	1.48	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,012.99	1,022.94	1.90	2.29	0.45
Investor Class	1,000.00	1,000.00	1,012.49	1,022.43	2.32	2.80	0.55
Market Class	1,000.00	1,000.00	1,011.40	1,021.93	2.74	3.31	0.65
Daily Class	1,000.00	1,000.00	1,011.49	1,021.17	3.37	4.08	0.80
Class B	1,000.00	1,000.00	1,009.18	1,018.65	5.47	6.61	1.30
Institutional Class	1,000.00	1,000.00	1,013.92	1,024.00	1.01	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■ For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and also ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated using actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

04/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Capital Class	1,000.00	1,000.00	1,014.21	1,024.20	0.84	1.02	0.20
Trust Class	1,000.00	1,000.00	1,013.79	1,023.69	1.27	1.53	0.30
Adviser Class	1,000.00	1,000.00	1,013.12	1,022.94	1.90	2.29	0.45
Market Class	1,000.00	1,000.00	1,012.28	1,021.93	2.74	3.31	0.65
Institutional Class	1,000.00	1,000.00	1,014.00	1,024.00	1.01	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,013.79	1,023.69	1.27	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,014.21	1,024.20	0.84	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from March 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

* For the period April 1, 2006 through August 31, 2006.

** For the period March 1, 2006 through August 31, 2006.

Financial Statements – Columbia Money Market Funds (August 31, 2006)

A guide to understanding your fund's financial statements

Investment Portfolio	The investment portfolio details all of the fund's holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statements of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights	The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	The notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Investment Portfolio Columbia Cash Reserves (August 31, 2006)

Corporate Bonds – 38.0%

	Par ($)	Value ($)
1800 Indian Wood Ltd.
LOC: Fifth Third Bank
5.330% 04/01/26 (a)	980,000	980,000
20/20 Custom Molded Plastics LP
LOC: National City Bank
5.380% 08/01/13 (a)	3,655,000	3,655,000
2320 Properties LLC
LOC: Fifth Third Bank
5.330% 11/01/22 (a)	1,420,000	1,420,000
2440 LLC
LOC: Fifth Third Bank
5.330% 05/01/24 (a)(b)	2,530,000	2,530,000
701 Green Valley Associates LLC
LOC: Wachovia Bank N.A.
5.430% 01/01/18 (a)	2,100,000	2,100,000
A & M Hospital Convention Center
LOC: Columbus Bank & Trust Co.
5.380% 01/01/25 (a)	9,000,000	9,000,000
Abbey National Treasury Services PLC
5.597% 01/16/07 (a)(b)	190,400,000	190,486,513
Absom LLC
LOC: Fifth Third Bank
5.330% 06/01/15 (a)	1,945,000	1,945,000
ACC Leasing LLC
LOC: National City Bank
5.380% 05/01/23 (a)	3,171,000	3,171,000
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
5.480% 09/15/20 (a)	3,060,000	3,060,000
Al-Fe Heat Treating, Inc.
LOC: National City Bank
5.380% 05/01/21 (a)	5,560,000	5,560,000
Alliance & Leicester PLC
5.410% 09/07/07 (a)(b)	500,000,000	500,000,000
American Express Credit Corp.
5.506% 01/05/07 (a)	10,000,000	10,004,029
5.506% 04/05/07 (a)	300,000,000	300,000,000
5.506% 03/05/08 (a)	13,000,000	13,000,000
Aquarium Parking Deck
LOC: SunTrust Bank
5.310% 04/01/20 (a)	6,000,000	6,000,000
Archbishop of Cincinnati Trustee
LOC: Fifth Third Bank
5.330% 04/01/23 (a)	960,000	960,000

	Par ($)	Value ($)
Arogas, Inc.
LOC: Wachovia Bank N.A.
5.430% 12/01/10 (a)	6,815,000	6,815,000
ASIF Global Financing
5.398% 02/23/07 (a)(b)	150,000,000	150,013,449
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
5.380% 09/01/23 (a)	1,735,000	1,735,000
Atlas Capital Funding Corp.
5.304% 09/25/06 (a)(b)	170,000,000	170,000,000
5.314% 08/28/07 (a)(b)	155,000,000	155,000,000
5.320% 07/16/07 (a)(b)	50,000,000	50,000,000
Autumn House at Powder Mill, Inc.
LOC: SunTrust Bank
5.360% 02/01/28 (a)(b)	1,925,000	1,925,000
Avatar Corp.
LOC: Fifth Third Bank
5.330% 05/01/39 (a)	1,750,000	1,750,000
Bank of New York Co.
5.388% 09/27/07 (a)(b)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
5.330% 09/13/07 (a)(b)	500,000,000	500,000,000
Barnes & Thornburg LLP
LOC: Fifth Third Bank
5.330% 07/01/08 (a)	1,630,000	1,630,000
Barry-Wehmiller Group, Inc.
LOC: Fifth Third Bank
5.330% 05/01/18 (a)	3,990,000	3,990,000
Bath Technology Associates Ltd.
LOC: National City Bank
5.380% 07/01/17 (a)	1,525,000	1,525,000
Bear Stearns Co., Inc.
5.667% 01/16/07 (a)	270,340,000	270,521,026
Beckfield Properties LLC
LOC: Fifth Third Bank
5.330% 12/01/24 (a)	900,000	900,000
Benjamin Rose Institute
LOC: National City Bank
5.330% 12/01/28 (a)	16,075,000	16,075,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
5.380% 03/01/26 (a)	4,205,000	4,205,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
Best One Tire & Services LLC
LOC: Fifth Third Bank
5.330% 02/01/18 (a)	155,000	155,000
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
5.330% 11/01/17 (a)	12,635,000	12,635,000
Bleach Tech / LDJ Seville Ltd.
LOC: National City Bank
5.380% 11/01/35 (a)	4,780,000	4,780,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
5.330% 02/01/12 (a)	6,000,000	6,000,000
BNP Paribas
5.363% 08/17/07 (a)(b)	325,000,000	325,000,000
Boozer Lumber
LOC: Wachovia Bank N.A.
5.380% 10/01/17 (a)	3,415,000	3,415,000
Bracalente's Manufacturing Co., Inc.
LOC: Wachovia Bank N.A.
5.480% 06/01/08 (a)	530,000	530,000
BRCH Corp.
LOC: Wachovia Bank N.A.
5.380% 12/01/28 (a)	8,000,000	8,000,000
Brewster Dairy, Inc.
LOC: National City Bank
5.380% 04/03/23 (a)	5,255,000	5,255,000
Brookville Enterprises, Inc.
LOC: Fifth Third Bank
5.330% 10/01/25 (a)	1,450,000	1,450,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
5.410% 12/01/23 (a)	4,420,000	4,420,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
5.330% 09/01/24 (a)	9,000,000	9,000,000
Butler County Surgical Properties LLC
LOC: Fifth Third Bank:
5.330% 03/01/23 (a)	1,975,000	1,975,000
5.330% 07/01/25 (a)	1,460,000	1,460,000
Canal Pointe LLC
LOC: Fifth Third Bank
5.330% 12/01/13 (a)	1,300,000	1,300,000

	Par ($)	Value ($)
Capital Markets Access
LOC: SunTrust Bank
5.310% 11/01/30 (a)	9,325,000	9,325,000
Carrera Capital Finance LLC
5.314% 05/25/07 (a)(b)	100,000,000	100,000,000
CC USA, Inc.
5.365% 05/25/07 (a)(b)	175,000,000	174,984,525
CCO LLC
LOC: Fifth Third Bank
5.330% 09/01/24 (a)	4,750,000	4,750,000
Central Avenue Properties Ltd.
LOC: Fifth Third Bank
5.330% 11/01/23 (a)	1,225,000	1,225,000
Central Concrete Supermix, Inc.
LOC: SunTrust Bank
5.310% 05/01/21 (a)	4,900,000	4,900,000
Central Ohio Medical Textiles
LOC: National City Bank
5.330% 03/01/23 (a)	12,560,000	12,560,000
Central Supply Co.
LOC: Fifth Third Bank
5.330% 08/01/23 (a)	3,715,000	3,715,000
Chagrin Valley Partners LLC
LOC: Fifth Third Bank
5.330% 11/01/13 (a)	970,000	970,000
Cheyne Finance LLC
5.289% 07/25/07 (a)(b)	150,000,000	149,979,842
5.292% 08/28/07 (a)(b)	150,000,000	149,977,928
5.423% 06/25/07 (a)(b)	100,000,000	99,990,005
Clinic Building LLC
LOC: National City Bank
5.380% 02/01/23 (a)	4,865,000	4,865,000
Cole Investments LLC
LOC: Fifth Third Bank
5.330% 07/01/19 (a)	1,450,000	1,450,000
Commodore Medical Services LP
LOC: Fifth Third Bank
5.330% 08/01/23 (a)	1,335,000	1,335,000
Conestoga Wood Specialties Corp.
LOC: Wachovia Bank N.A.
5.330% 03/01/14 (a)	10,830,000	10,830,000
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
5.430% 06/01/23 (a)	2,025,000	2,025,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
5.380% 04/01/19 (a)	5,240,000	5,240,000
Credit Agricole SA
5.481% 08/23/07 (a)(b)	425,000,000	425,000,000
Crescent Paper Tube Co.
LOC: Fifth Third Bank
5.330% 08/01/22 (a)	3,350,000	3,350,000
Crestmont Realty Corp.
LOC: Fifth Third Bank
5.330% 11/01/22 (a)	4,210,000	4,210,000
Crosspoint Community Church
LOC: AmSouth Bank N.A.
5.410% 09/01/23 (a)	4,830,000	4,830,000
Cullinan Finance Corp.
5.236% 09/05/06 (a)(b)	30,000,000	29,999,948
5.294% 09/25/06 (a)(b)	150,000,000	150,000,000
5.358% 05/23/07 (a)(b)	100,000,000	99,992,767
5.360% 05/25/07 (a)(b)	250,000,000	249,981,781
5.365% 08/15/07 (a)(b)	275,000,000	274,975,078
5.397% 03/22/07 (a)(b)	180,000,000	179,990,038
5.412% 05/15/07 (a)(b)	87,000,000	86,993,898
5.458% 01/16/07 (a)(b)	100,000,000	99,996,226
5.458% 01/18/07 (a)(b)	100,000,000	99,996,192
Cumberland College
LOC: Fifth Third Bank
5.330% 10/01/23 (a)	2,600,000	2,600,000
DAPSCO, Inc.
LOC: Fifth Third Bank
5.330% 02/01/15 (a)	1,505,000	1,505,000
Dauphine Orleans Hotel Corp.
LOC: AmSouth Bank N.A.
5.410% 12/01/20 (a)	4,365,000	4,365,000
Defiance Metal Co.
LOC: ABN AMRO Bank
5.420% 09/09/09 (a)	2,340,000	2,340,000
Deltime LLC
LOC: National City Bank
5.380% 02/01/23 (a)	2,265,000	2,265,000
Derby Fabricating LLC
LOC: Fifth Third Bank
5.330% 06/01/24 (a)	695,000	695,000
DiGerinomo Aggregates
LOC: National City Bank
5.380% 01/01/15 (a)	4,960,000	4,960,000

	Par ($)	Value ($)
DJD Investments LLC
LOC: AmSouth Bank N.A.
5.410% 04/01/24 (a)	7,550,000	7,550,000
Dominican Sisters
LOC: Fifth Third Bank
5.330% 10/01/23 (a)	3,850,000	3,850,000
Don's Launderers-Cleaners, Inc.
LOC: Fifth Third Bank
5.330% 05/01/24 (a)(b)	3,150,000	3,150,000
Dublin Building LLC
LOC: National City Bank
5.380% 11/01/18 (a)	1,720,000	1,720,000
Eastridge Christian Assembly
LOC: U.S. Bank N.A.
5.350% 08/01/29 (a)	7,410,000	7,410,000
Elder Land Development of Tempa Bay Corp.
LOC: Fifth Third Bank
5.330% 09/01/23 (a)	7,125,000	7,125,000
Encore Commercial Development LLC
LOC: Fifth Third Bank
5.330% 06/01/23 (a)	1,460,000	1,460,000
Evandale Surgical Properties LLC
LOC: Fifth Third Bank
5.330% 10/01/23 (a)	2,225,000	2,225,000
Evangelical Community Church of Bloomington Indiana, Inc.
LOC: Fifth Third Bank
5.330% 07/01/23 (a)	2,280,000	2,280,000
Exal Corp.
LOC: Fifth Third Bank
5.330% 03/01/09 (a)	2,455,000	2,455,000
Executive Management Decisions, Inc.
LOC: Fifth Third Bank
5.330% 10/01/44 (a)	825,000	825,000
Falls Village Realty LLC
LOC: Fifth Third Bank
5.330% 12/01/29 (a)	2,732,000	2,732,000
Fannin and Fannin LLC
LOC: Fifth Third Bank
5.330% 12/01/24 (a)	1,900,000	1,900,000
First Tennessee Bank National Association
5.320% 09/17/07 (a)(b)	250,000,000	250,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
First United Pentecostal Church of West Monroe
LOC: AmSouth Bank N.A.
5.410% 03/01/23 (a)	2,574,000	2,574,000
Florida Orthopedic Institute Surgery Center LLC
LOC: Wachovia Bank N.A.
5.430% 01/01/26 (a)	3,280,000	3,280,000
Fornell Associates LLC
LOC: Fifth Third Bank
5.330% 07/01/23 (a)	2,705,000	2,705,000
Fortune 5 LLC
LOC: Fifth Third Bank
5.330% 05/01/21 (a)	1,435,000	1,435,000
Franklin Avenue Associates LP
Insured: AMBAC
5.310% 01/01/23 (a)(b)	20,465,000	20,465,000
Fresh Unlimited, Inc.
LOC: Fifth Third Bank
5.330% 11/01/44 (a)	930,000	930,000
General Electric Capital Corp.
5.430% 09/17/07 (a)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
5.195% 08/16/07 (a)	200,000,000	200,000,000
5.380% 09/14/07 (a)(b)	219,500,000	219,500,000
5.385% 12/21/06 (a)(b)(c)	430,000,000	430,000,000
5.390% 12/13/06 (a)(c)	675,000,000	675,000,000
5.390% 09/13/07 (a)(b)(c)	510,000,000	510,000,000
5.647% 01/09/07 (a)	89,690,000	89,738,055
Grand Rapids Christian School Association
LOC: Fifth Third Bank
5.330% 09/01/28 (a)	3,520,000	3,520,000
Green Street Surgery Center LLC
LOC: National City Bank
5.330% 03/01/23 (a)	4,755,000	4,755,000
Greenbrier Partners LLC
LOC: Columbus Bank & Trust Co.
5.380% 08/01/19 (a)	3,360,000	3,360,000
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
5.430% 11/01/16 (a)	1,300,000	1,300,000
Han Sung Industries LLC
LOC: Wachovia Bank N.A.
5.430% 06/01/21 (a)	2,920,000	2,920,000

	Par ($)	Value ($)
Harbor Plaza LLC
LOC: FHLB
5.330% 07/01/49 (a)	2,000,000	2,000,000
Harlan Development Co.
LOC: Fifth Third Bank
5.330% 12/01/23 (a)	7,061,750	7,061,750
Harrier Finance Funding LLC
5.365% 02/08/07 (a)(b)	175,000,000	174,993,587
5.365% 02/22/07 (a)(b)	151,000,000	150,994,074
Herman & Kittle Capital LLC
LOC: FHLB
5.370% 02/01/37 (a)	4,250,000	4,250,000
Hospital Laundry Services, Inc.
LOC: Wachovia Bank N.A.
5.370% 08/01/23 (a)	6,895,000	6,895,000
HSBC Bank USA
5.339% 12/14/06 (a)	120,000,000	120,015,128
Hudson Montessori School Project
LOC: National City Bank
5.380% 07/01/30 (a)	3,015,000	3,015,000
Ice Land USA, Ltd.
LOC: Fifth Third Bank
5.330% 08/01/22 (a)	2,495,000	2,495,000
Imaging Business Machines LLC
LOC: AmSouth Bank N.A.
5.430% 07/01/24 (a)	3,947,000	3,947,000
Irish Life & Permanent PLC
5.326% 09/21/07 (a)(b)	400,000,000	400,000,000
Jackson Tube Service, Inc.
LOC: Wachovia Bank N.A.
5.430% 12/01/15 (a)	2,750,000	2,750,000
JMB Realty Corp.
LOC: Fifth Third Bank
5.330% 05/01/22 (a)	2,190,000	2,190,000
Joe Holland Chevrolet, Inc.
LOC: Wachovia Bank N.A.
5.330% 07/01/24 (a)	3,045,000	3,045,000
Johnson Bible College
LOC: AmSouth Bank N.A.
5.410% 09/01/18 (a)	2,000,000	2,000,000
Johnson Research & Development Co., Inc.
LOC: Wachovia Bank N.A.
5.430% 09/01/16 (a)	4,680,000	4,680,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
JX Enterprises Group
LOC: JPMorgan Chase Bank
5.370% 07/01/14 (a)	115,000	115,000
K2 (USA) LLC
5.279% 09/25/06 (a)(b)	90,000,000	89,999,070
5.289% 03/16/07 (a)(b)	175,000,000	174,990,628
5.301% 03/19/07 (a)(b)	170,000,000	169,990,807
5.365% 05/15/07 (a)(b)	120,000,000	119,991,584
5.374% 03/22/07 (a)(b)	180,000,000	179,990,093
5.405% 11/15/06 (a)(b)	150,000,000	150,006,769
5.406% 05/10/07 (a)(b)	75,000,000	74,994,842
5.450% 04/27/07 (a)(b)	72,000,000	71,997,159
Kenwood Lincoln-Mercury
LOC: National City Bank
5.380% 05/01/15 (a)	4,390,000	4,390,000
Kestrel Funding US LLC
5.370% 08/02/07 (a)(b)	100,000,000	99,994,110
5.410% 07/11/07 (a)(b)	150,000,000	149,993,136
L & H Holdings LLC
LOC: Wachovia Bank N.A.
5.580% 12/01/24 (a)	2,680,000	2,680,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
5.430% 11/01/13 (a)	10,025,000	10,025,000
Laird Brothers LLC
LOC: Wachovia Bank N.A.
5.330% 02/01/28 (a)	3,475,000	3,475,000
LAL Holding Co.
LOC: Fifth Third Bank
5.330% 08/01/19 (a)	720,000	720,000
Lee Family Partnership LLC
LOC: Wachovia Bank N.A.
5.330% 06/01/34 (a)	4,400,000	4,400,000
Lehman Brothers Holdings, Inc.
5.320% 08/14/07 (a)	400,000,000	400,000,000
Lehmann Property Group LLC
LOC: Wachovia Bank N.A.
5.330% 04/01/55 (a)	2,415,000	2,415,000
Liberty Lighthouse Co. LLC
5.191% 03/01/07 (a)(b)	75,000,000	74,992,562
5.230% 06/08/07 (a)(b)	100,000,000	99,984,889
5.426% 05/02/07 (a)(b)	200,000,000	199,976,100

	Par ($)	Value ($)
Links Finance LLC
5.279% 10/25/06 (a)(b)	100,000,000	99,998,521
5.285% 10/16/06 (a)(b)	18,000,000	17,999,545
5.357% 09/01/06 (a)(b)	100,000,000	100,000,000
5.375% 12/08/06 (a)(b)	150,000,000	149,993,959
5.400% 11/24/06 (a)(b)	25,000,000	25,000,768
Liquid Funding Ltd.
5.230% 09/06/07 (a)(b)	100,000,000	99,980,000
5.303% 09/28/07 (a)(b)	200,000,000	199,960,000
Long Term Capital LLC
LOC: Wachovia Bank N.A.
5.480% 05/01/18 (a)	2,800,000	2,800,000
LRC Meadows Investors LLC
LOC: JPMorgan Chase Bank
5.380% 12/01/34 (a)	1,300,000	1,300,000
LTC Investors LLC
LOC: National City Bank
5.330% 11/01/24 (a)	2,275,000	2,275,000
M&P Richfield LLC
LOC: U.S. Bank N.A.
5.380% 10/01/28 (a)	1,980,000	1,980,000
Macatawa Capital Partners LLC
LOC: Fifth Third Bank
5.480% 04/01/29 (a)	155,000	155,000
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
5.330% 06/01/23 (a)	4,940,000	4,940,000
Marital Trust
LOC: AmSouth Bank N.A.
5.410% 12/01/09 (a)	3,000,000	3,000,000
Max Daetwyler Corp.
LOC: Wachovia Bank N.A.
5.530% 07/01/13 (a)	1,500,000	1,500,000
Merrill Lynch & Co., Inc.
5.306% 09/24/07 (a)	710,000,000	710,000,000
5.310% 09/14/07 (a)	625,000,000	625,000,000
5.521% 03/19/07 (a)	146,000,000	146,115,544
5.550% 10/19/06 (a)	59,000,000	59,006,124
5.615% 01/26/07 (a)	50,000,000	50,030,565
Metropolitan Life Global Funding I
5.411% 03/16/07 (a)(b)	125,500,000	125,568,328
Meyer Cookware Industries, Inc.
LOC: Banque National de Paris NY
5.310% 05/01/27 (a)	6,365,000	6,365,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
Michael J. Barry
LOC: AmSouth Bank N.A.
5.410% 11/01/24 (a)	5,725,000	5,725,000
Michigan Equity Group LLC
LOC: Fifth Third Bank
5.330% 04/01/34 (a)	4,370,000	4,370,000
Midtown Church of Christ
LOC: Wachovia Bank N.A.
5.530% 11/01/22 (a)	2,250,000	2,250,000
Morgan Stanley
5.398% 09/27/07 (a)	180,200,000	180,200,000
5.410% 08/31/07 (a)	677,200,000	677,200,000
5.456% 09/04/07 (a)	499,000,000	499,000,000
5.530% 02/15/07 (a)	83,295,000	83,348,234
5.640% 01/12/07 (a)	425,000,000	425,255,803
MRN LP
LOC: U.S. Bank N.A.
5.380% 10/01/13 (a)	3,785,000	3,785,000
Multimetco, Inc.
LOC: AmSouth Bank N.A.
5.400% 09/01/18 (a)	2,715,000	2,715,000
National Rural Utilities Cooperative Finance Corp.
5.392% 08/31/07 (a)	320,000,000	320,000,000
Nebar Investments LLC
LOC: Fifth Third Bank
5.330% 07/01/50 (a)	1,880,000	1,880,000
Neighborhood Properties, Inc.
LOC: Fifth Third Bank
5.330% 09/01/23 (a)	2,115,000	2,115,000
Ness Family Partners LP
LOC: Banque National de Paris NY
5.360% 09/01/34 (a)	6,026,294	6,026,294
New Lexington Clinic PSC
LOC: Fifth Third Bank
5.330% 05/01/18 (a)	3,435,000	3,435,000
Nick and Nat Properties LLC
LOC: Fifth Third Bank
5.330% 05/01/25 (a)	11,755,000	11,755,000
Nordea Bank AB
5.348% 09/07/07 (a)(b)	300,000,000	300,000,000

	Par ($)	Value ($)
Northern Rock PLC
5.353% 07/09/07 (a)(b)	101,500,000	101,532,066
5.406% 09/05/07 (a)(b)	861,000,000	861,022,634
5.550% 10/20/06 (a)(b)	15,500,000	15,501,203
Nosam LLC
LOC: Wachovia Bank N.A.
5.330% 04/01/24 (a)	3,285,000	3,285,000
Ohio Venture Capital Funding LLC
LOC: Fifth Third Bank
5.330% 12/01/16 (a)	5,000,000	5,000,000
Okolona Christian Church Project
LOC: National City Bank
5.380% 11/01/22 (a)	6,938,000	6,938,000
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
5.380% 03/01/23 (a)	4,265,000	4,265,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
5.330% 04/01/14 (a)	2,725,000	2,725,000
Petitti Enterprise, Inc.
LOC: Fifth Third Bank
5.330% 08/01/23 (a)	2,000,000	2,000,000
Pike Street Properties LLC
LOC: Fifth Third Bank
5.330% 12/01/23 (a)	2,395,000	2,395,000
Pilot Drive Properties LLC
LOC: JPMorgan Chase Bank
5.370% 02/01/35 (a)	7,785,000	7,785,000
Pomeroy Investments LLC
LOC: Fifth Third Bank
5.330% 06/01/22 (a)	2,190,000	2,190,000
Precision Radiotherapy LLC
LOC: Fifth Third Bank
5.330% 08/01/18 (a)	2,170,000	2,170,000
Premier Asset Collateralized Entity LLC
5.290% 09/06/06 (a)(b)	50,000,000	49,999,931
5.330% 09/01/06 (a)(b)	50,000,000	50,000,000
5.477% 01/16/07 (a)(b)	110,000,000	110,000,000
Prevea Clinic, Inc.
LOC: Wells Fargo Bank N.A.
5.280% 12/01/34 (a)	4,000,000	4,000,000
PRL Corp.
LOC: Fifth Third Bank
5.370% 07/01/21 (a)	4,748,000	4,748,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
PS Greetings, Inc.
LOC: ABN AMRO Bank
5.480% 12/01/33 (a)	810,000	810,000
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
5.530% 11/01/19 (a)	1,500,000	1,500,000
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
5.530% 01/01/25 (a)	1,025,000	1,025,000
Redcay Funding LLC
LOC: Royal Bank of Scotland
5.340% 09/01/30 (a)	12,590,000	12,590,000
LOC: SunTrust Bank:
5.340% 11/01/25 (a)	2,080,000	2,080,000
5.340% 10/01/30 (a)	1,675,000	1,675,000
Rogers, Inc.
LOC: Fifth Third Bank
5.330% 10/01/39 (a)	215,000	215,000
RT Anderson LLC
LOC: Regions Bank
5.380% 01/01/29 (a)	5,755,000	5,755,000
S&S Firestone, Inc.
LOC: JPMorgan Chase Bank
5.370% 12/01/33 (a)	8,225,000	8,225,000
Sahtooma LLC
LOC: Wachovia Bank N.A.
5.480% 04/01/15 (a)	3,770,000	3,770,000
Schulte Corp.
LOC: Fifth Third Bank
5.330% 09/01/24 (a)	2,900,000	2,900,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
5.330% 05/01/35 (a)	2,800,000	2,800,000
Sedna Finance, Inc.
5.231% 06/05/07 (a)(b)	100,000,000	99,992,411
5.240% 12/08/06 (a)(b)	45,000,000	44,998,546
5.295% 10/16/06 (a)(b)	194,500,000	194,498,664
5.360% 05/25/07 (a)(b)	70,000,000	69,994,899
5.365% 05/15/07 (a)(b)	75,000,000	74,994,740
5.370% 05/18/07 (a)(b)	85,000,000	84,993,968
5.460% 04/13/07 (a)(b)	100,000,000	99,993,863
5.467% 01/17/07 (a)(b)	150,000,000	149,994,329
Servaas, Inc.
LOC: Fifth Third Bank
5.330% 03/01/13 (a)	5,190,000	5,190,000

	Par ($)	Value ($)
Seventh Avenue Associates
LOC: National City Bank
5.380% 01/01/27 (a)	6,460,000	6,460,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
5.380% 05/01/24 (a)	8,720,000	8,720,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
5.480% 03/15/49 (a)	1,830,000	1,830,000
Sigma Finance, Inc.
4.850% 02/12/07 (b)	269,000,000	269,000,000
5.200% 04/13/07 (b)	200,000,000	200,000,000
5.200% 04/20/07 (b)	200,000,000	200,000,000
5.320% 11/16/06 (a)(b)	400,000,000	399,993,812
5.320% 11/17/06 (a)(b)	100,000,000	99,997,890
5.320% 11/22/06 (a)(b)	100,000,000	99,997,753
5.330% 01/19/07 (a)(b)	165,000,000	165,018,132
5.356% 03/16/07 (a)(b)	231,000,000	230,987,629
5.500% 01/18/07 (a)(b)	25,000,000	25,002,285
5.750% 07/25/07 (b)	100,000,000	100,000,000
SJD Service Co.
LOC: Fifth Third Bank
5.330% 10/01/23 (a)	2,745,000	2,745,000
Skeletal Properties LLC
LOC: Fifth Third Bank:
5.330% 11/01/14 (a)	1,820,000	1,820,000
5.330% 06/01/34 (a)	900,000	900,000
SLM Corp.
5.325% 09/20/07 (a)(b)	162,000,000	162,004,822
5.330% 09/12/07 (a)(b)	65,000,000	65,000,000
5.605% 01/25/07 (a)(b)	67,000,000	67,035,489
SMM Trust
5.466% 02/02/07 (a)(b)	66,736,000	66,736,000
South Bend Mac LP
LOC: LaSalle Bank N.A.
5.320% 12/01/27 (a)	6,832,000	6,832,000
South Georgia Motor Sports Park LLC
LOC: Columbus Bank & Trust Co.
5.380% 06/01/24 (a)	2,910,000	2,910,000
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
5.400% 06/01/10 (a)	4,425,000	4,425,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
Southtown Partners LLC
LOC: Fifth Third Bank
5.330% 12/01/44 (a)	1,922,500	1,922,500
Spartan Medical Facility
LOC: Fifth Third Bank
5.330% 12/01/26 (a)	1,500,000	1,500,000
Springside Corp. Exchange Partners I LLC
LOC: U.S. Bank N.A.
5.380% 02/01/36 (a)	2,070,000	2,070,000
Stanfield Victoria Funding LLC
4.850% 02/23/07 (b)	100,000,000	100,000,000
5.284% 11/27/06 (a)(b)	100,000,000	99,995,297
5.304% 09/25/07 (a)(b)	200,000,000	199,986,429
5.374% 03/20/07 (a)(b)	100,000,000	99,994,521
5.384% 03/21/07 (a)(b)	100,000,000	99,994,493
5.406% 05/10/07 (a)(b)	100,000,000	99,993,123
5.435% 01/25/07 (a)(b)	150,000,000	149,988,000
5.670% 06/20/07 (b)	50,000,000	50,000,000
5.670% 06/22/07 (b)	65,000,000	65,000,000
5.750% 07/25/07 (b)	100,000,000	100,000,000
State Crest Ltd.
LOC: Fifth Third Bank
5.330% 06/12/23 (a)	1,200,000	1,200,000
Stephens & Stephens XII LLC
LOC: Bank of the West
5.360% 01/01/35 (a)	2,695,000	2,695,000
Sumner Medical Plaza LLC
LOC: Fifth Third Bank
5.330% 10/01/10 (a)	3,335,000	3,335,000
Suncoast Beverage Sales LP
LOC: Wachovia Bank N.A.
5.330% 06/01/16 (a)(b)	15,905,000	15,905,000
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
5.410% 04/01/19 (a)	5,100,000	5,100,000
Tack Capital Co.
LOC: Wachovia Bank N.A.
5.380% 06/01/31 (a)	9,110,000	9,110,000
Tango Finance Corp.
4.850% 02/23/07 (b)	75,000,000	75,000,000
5.360% 05/25/07 (a)(b)	145,500,000	145,489,367
5.365% 11/13/06 (a)(b)	87,000,000	86,998,283
5.406% 05/10/07 (a)(b)	45,000,000	44,996,905
5.460% 06/29/07 (a)(b)	50,000,000	49,993,011

	Par ($)	Value ($)
Temple Beth AHM
LOC: Wachovia Bank N.A.
5.480% 12/01/21 (a)	2,030,000	2,030,000
Tireless Corp.
LOC: Fifth Third Bank
5.330% 04/01/19 (a)	2,230,000	2,230,000
Titan Holdings Group LLC
LOC: Fifth Third Bank
5.330% 05/01/12 (a)	1,145,000	1,145,000
Turf Valley, Inc.
LOC: Wachovia Bank N.A.
5.430% 08/01/14 (a)	7,002,000	7,002,000
Unicredito Italiano Bank Ireland
5.340% 09/14/07 (a)(b)	900,000,000	900,000,000
5.378% 09/07/07 (a)(b)	1,040,000,000	1,040,000,000
Union Hospital, Inc.
LOC: Fifth Third Bank
5.330% 09/01/25 (a)	2,100,000	2,100,000
United Steel Deck, Inc.
LOC: Wachovia Bank N.A.
5.430% 10/01/14 (a)	4,630,000	4,630,000
Valleydale Baptist Church
LOC: AmSouth Bank N.A.
5.410% 12/01/23 (a)	25,000	25,000
Wells Fargo & Co.
5.340% 09/14/07 (a)(b)	10,000,000	10,000,000
5.419% 09/15/06 (a)	10,480,000	10,480,485
Wellstone Mills LLC
LOC: PNC Bank Co.
5.340% 12/15/24 (a)(b)	9,200,000	9,200,000
West Coast Pack LLC
LOC: LaSalle Bank N.A.
5.360% 07/01/35 (a)	3,400,000	3,400,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
5.430% 12/01/13 (a)	6,300,000	6,300,000
Whistlejacket Capital LLC
5.280% 01/22/07 (a)(b)	50,000,000	49,997,078
5.323% 11/09/06 (a)(b)	100,000,000	99,997,164
5.440% 01/29/07 (a)(b)	100,000,000	99,991,826
White Pine Finance LLC
5.196% 06/07/07 (a)(b)	150,000,000	149,989,405
5.376% 05/17/07 (a)(b)	147,000,000	146,979,219
5.458% 04/18/07 (a)(b)	112,000,000	111,992,973

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
Wilson Real Estate II
LOC: National City Bank
5.380% 10/01/30 (a)	2,835,000	2,835,000
Word of Deliverance Ministries for The World
LOC: Fifth Third Bank
5.330% 12/01/24 (a)	2,000,000	2,000,000
YMBK at Beavercreek
LOC: Fifth Third Bank
5.330% 07/01/30 (a)	4,790,000	4,790,000
Zang Skidmore, Inc.
LOC: Fifth Third Bank
5.330% 09/01/23 (a)	2,100,000	2,100,000
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
5.330% 06/01/18 (a)	8,460,000	8,460,000
Total Corporate Bonds (Cost of $24,262,056,418)		24,262,056,418

Certificates of Deposit – 22.4%

ABN AMRO Bank NV
5.380% 06/13/07 (a)	400,000,000	400,000,000
American Express Bank FSB
5.298% 02/28/07 (a)	85,000,000	85,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.770% 12/29/06	600,000,000	600,000,000
4.800% 01/11/07	744,000,000	744,000,000
4.850% 01/03/07	480,650,000	480,650,000
Barclays Bank PLC NY
5.450% 06/12/07	739,000,000	739,000,000
5.500% 06/18/07	284,000,000	284,000,000
Canadian Imperial Bank of Commerce NY
4.803% 12/05/06	432,250,000	432,250,122
5.410% 03/15/08 (a)	20,000,000	20,000,000
Credit Agricole Indo NY
5.420% 06/04/07	100,000,000	99,974,013
Credit Agricole SA
5.000% 03/09/07	581,000,000	581,000,000
5.260% 04/05/07	546,250,000	546,250,000
5.300% 04/18/07	704,000,000	704,000,000
5.520% 06/18/07	284,000,000	284,000,000

	Par ($)	Value ($)
Credit Suisse NY
5.250% 04/03/07	700,000,000	700,000,000
5.473% 10/18/06 (a)	800,000,000	800,000,000
DEPFA Bank PLC NY
4.800% 12/05/06	371,250,000	371,250,000
5.369% 06/15/07 (a)	125,000,000	125,001,776
Deutsche Bank AG
4.805% 02/21/07	646,000,000	646,000,000
4.950% 02/06/07	590,000,000	590,000,000
KeyBank N.A.
5.000% 07/17/07	2,600,000	2,589,037
Landesbank Baden-Wuerttemberg Girozentrale NY
5.439% 09/29/06 (a)	75,000,000	74,997,033
Natexis Banques Populaires NY
5.010% 02/12/07	576,250,000	576,250,000
5.055% 02/21/07	632,000,000	632,000,000
5.350% 01/29/07 (a)	500,000,000	500,000,000
5.410% 08/13/07 (a)	728,000,000	728,000,000
Nordea Bank Finland PLC NY
5.342% 10/02/06 (a)	20,000,000	19,999,431
Royal Bank of Canada NY
5.367% 12/22/06 (a)	453,500,000	453,451,171
Societe Generale
5.460% 09/04/07	232,000,000	232,000,000
5.500% 06/18/07	284,000,000	284,000,000
Svenska Handelsbanken NY
5.265% 09/20/06 (a)	800,000,000	799,991,729
Unicredito Italiano NY
5.178% 09/01/06 (a)	100,000,000	100,000,000
5.218% 09/08/06 (a)	90,000,000	89,999,351
5.243% 12/11/06 (a)	35,000,000	34,995,743
5.425% 10/04/06 (a)	167,000,000	166,992,829
5.468% 10/03/06 (a)	405,000,000	404,994,722
Total Certificates of Deposit (Cost of $14,332,636,957)		14,332,636,957

Commercial Paper – 11.8%

Amstel Funding Corp.
5.295% 11/15/06 (b)(d)	200,000,000	197,793,750
Cafco LLC
5.270% 11/20/06 (b)(d)	100,000,000	98,828,889
Cancara Asset Securitisation
5.290% 11/13/06 (b)(d)	76,059,000	75,243,119

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Commercial Paper (continued)

	Par ($)	Value ($)
Carrera Capital Finance LLC
5.380% 09/15/06 (b)(d)	7,000,000	6,985,354
Ciesco, Inc.
5.265% 11/22/06 (b)(d)	150,000,000	148,201,125
Clipper Receivables Co. LLC
5.290% 11/08/06 (d)	63,000,000	62,370,490
Concord Minutemen Capital Co. LLC
5.330% 09/05/06 (b)(d)	238,452,000	238,310,783
Countrywide Financial Corp.
5.300% 09/01/06 (d)	567,227,000	567,227,000
CRC Funding LLC
5.290% 11/01/06 (b)(d)	60,543,000	60,000,316
Crown Point Capital Co. LLC
5.280% 11/02/06 (b)(d)	81,351,000	80,611,248
5.291% 03/15/07 (a)(b)	150,000,000	149,983,543
5.450% 10/20/06 (a)(b)	150,000,000	149,995,984
Dresdner US Finance Inc.
5.270% 11/20/06 (d)	100,000,000	98,828,889
East-Fleet Finance LLC
5.280% 11/29/06 (b)(d)	100,000,000	98,694,667
Fcar Owner Trust I
5.290% 10/16/06 (d)	112,000,000	111,259,400
Gemini Securitization Corp.
5.270% 11/10/06 (b)(d)	50,000,000	49,487,639
Giro Balanced Funding Corp.
5.280% 09/08/06 (b)(d)	111,585,000	111,470,439
5.280% 09/20/06 (b)(d)	385,420,000	384,345,963
5.300% 09/01/06 (b)(d)	264,573,000	264,573,000
Grampian Funding LLC
5.230% 12/08/06 (b)(d)	250,000,000	246,440,695
5.280% 12/11/06 (b)(d)	148,250,000	146,053,923
Harrier Finance Funding LLC
5.280% 10/04/06 (b)(d)	74,000,000	73,641,840
Klio III Funding Corp.
5.280% 10/20/06 (b)(d)	106,337,000	105,572,791
Lexington Parker Capital Corp.
5.221% 09/05/06 (a)(b)	250,000,000	249,999,428
5.280% 12/01/06 (b)(d)	126,746,000	125,054,363
5.290% 09/01/06 (b)(d)	130,064,000	130,064,000
5.290% 11/06/06 (b)(d)	179,671,000	177,928,491
5.290% 11/13/06 (b)(d)	47,700,000	47,188,325
5.343% 11/20/06 (a)(b)	100,000,000	99,995,650
5.352% 02/12/07 (a)(b)	200,000,000	199,982,191
5.376% 11/17/06 (a)(b)	238,000,000	237,990,105
5.390% 02/09/07 (b)(d)	250,000,000	249,977,250
5.457% 01/05/07 (a)(b)	300,000,000	299,979,308

	Par ($)	Value ($)
New Center Asset Trust
5.270% 12/08/06 (d)	200,000,000	197,130,778
Paradigm Funding LLC
5.280% 09/01/06 (b)(d)	447,000,000	447,000,000
Rhineland Funding Capital Corp.
5.280% 09/06/06 (b)(d)	72,401,000	72,347,906
5.280% 09/08/06 (b)(d)	46,500,000	46,452,260
5.280% 09/15/06 (b)(d)	100,000,000	99,794,667
5.280% 09/21/06 (b)(d)	6,114,000	6,096,066
5.310% 11/22/06 (b)(d)	101,623,000	100,393,870
5.406% 02/16/07 (a)(b)	41,000,000	40,997,009
5.416% 02/20/07 (a)(b)	49,000,000	48,997,846
5.416% 02/21/07 (a)(b)	97,000,000	96,995,011
5.448% 02/05/07 (a)(b)	112,000,000	111,995,424
5.460% 02/07/07 (a)(b)	159,000,000	158,993,144
Silver Tower US Funding
5.280% 11/29/06 (b)(d)	70,000,000	69,086,267
Spintab Swedmortgage AB
5.270% 11/28/06 (d)	300,000,000	296,135,333
Stanfield Victoria Funding LLC
5.290% 11/07/06 (b)(d)	100,000,000	99,015,472
Sunbelt Funding Corp.
5.300% 11/02/06 (b)(d)	96,216,000	95,337,762
5.340% 09/05/06 (b)(d)	50,915,000	50,884,790
White Pine Finance LLC
5.173% 02/01/07 (a)(b)	65,026,000	65,020,921
5.193% 02/27/07 (a)(b)	75,058,000	75,052,765
Total Commercial Paper (Cost of $7,521,807,249)		7,521,807,249

Extendible Commercial Notes – 7.4%

Brahms Funding Corp.
5.290% 09/08/06 (b)(d)	311,017,000	310,697,084
5.330% 09/06/06 (b)(d)	175,000,000	174,870,451
Capital One Multi-Asset Execution Trust
5.290% 10/19/06 (b)(d)	120,000,000	119,153,600
5.300% 11/07/06 (b)(d)	55,000,000	54,457,486
Deer Valley Funding LLC
5.280% 09/12/06 (b)(d)	100,000,000	99,838,667
5.280% 09/13/06 (b)(d)	102,000,000	101,820,480
5.290% 09/22/06 (b)(d)	39,359,000	39,237,545
5.300% 11/01/06 (b)(d)	160,224,000	158,785,099
5.300% 11/06/06 (b)(d)	112,416,000	111,323,691
5.350% 09/08/06 (b)(d)	211,603,000	211,382,874

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Extendible Commercial Notes (continued)

	Par ($)	Value ($)
Ivory Funding Corp.
5.290% 09/26/06 (b)(d)	82,906,000	82,601,436
KKR Atlantic Funding Trust
5.300% 09/20/06 (b)(d)	105,743,000	105,447,213
KKR Pacific Funding Trust
5.300% 09/25/06 (b)(d)	100,000,000	99,646,667
5.310% 09/25/06 (b)(d)	240,510,000	239,658,595
5.370% 09/05/06 (b)(d)	173,759,000	173,655,324
Ormond Quay Funding LLC
5.285% 01/12/07 (a)(b)	365,000,000	364,980,149
Rams Funding LLC
5.300% 09/08/06 (b)(d)	124,769,000	124,640,419
5.300% 09/20/06 (b)(d)	229,214,000	228,572,206
Rams Funding Two LLC
5.300% 09/19/06 (b)(d)	114,173,000	113,870,441
5.310% 09/20/06 (b)(d)	124,609,000	124,259,783
Thornburg Mortgage Capital Resources LLC
5.300% 09/12/06 (b)(d)	140,000,000	139,773,278
5.300% 09/25/06 (b)(d)	230,000,000	229,187,333
5.370% 09/05/06 (b)(d)	75,000,000	74,955,250
5.370% 01/03/07 (a)(b)	300,000,000	299,989,670
5.380% 10/03/06 (a)(b)	250,000,000	249,997,818
5.380% 12/04/06 (a)(b)	200,000,000	199,994,906
Tulip Funding Corp.
5.370% 09/01/06 (b)(d)	332,552,000	332,552,000
Versailles CDS LLC
5.280% 11/07/06 (b)(d)	50,000,000	49,508,667
5.290% 10/10/06 (b)(d)	100,000,000	99,426,917
Total Extendible Commercial Notes (Cost of $4,714,285,049)		4,714,285,049

Time Deposit – 5.2%

Calyon
5.280% 09/01/06	300,000,000	300,000,000
Chase Manhattan Bank USA N.A.
5.280% 09/01/06	800,000,000	800,000,000
KeyBank N.A.
5.280% 09/01/06	500,000,000	500,000,000
Societe Generale
5.300% 09/01/06	1,200,000,000	1,200,000,000

	Par ($)	Value ($)
SunTrust Bank
5.313% 09/01/06	544,787,000	544,787,000
Total Time Deposit (Cost of $3,344,787,000)		3,344,787,000

Asset-Backed Securities – 5.1%

Carlyle Loan Investment Ltd.
5.389% 01/15/07 (a)(b)(c)	25,000,000	25,000,000
5.567% 11/15/06 (a)(b)(c)	125,000,000	125,000,000
Cheyne High Grade ABS CDO, Ltd.
5.466% 11/10/06 (a)(b)	300,000,000	300,000,000
Davis Square Funding Ltd.
5.400% 10/16/38 (a)(b)(c)	150,000,000	150,000,000
Granite Master Issuer PLC
5.295% 08/20/54 (a)(b)	250,000,000	250,000,000
Interstar Millennium Trust
5.308% 05/27/38 (a)(b)	250,000,000	250,000,000
Mound Financing PLC
5.380% 11/08/06 (a)(b)	280,000,000	280,000,000
Paragon Mortgages PLC
5.310% 11/15/38 (a)(b)	685,000,000	685,000,000
5.320% 10/15/41 (a)(b)	288,604,518	288,604,518
5.330% 06/15/41 (a)(b)	597,437,394	597,437,394
Putnam Structured Product CDO
5.410% 01/15/38 (a)(b)(c)	176,000,000	176,000,000
5.500% 11/25/05 (a)(b)(c)	50,000,000	50,000,000
Saturn Ventures II, Inc.
5.480% 11/07/06 (a)(b)(c)	100,000,000	100,000,000
Total Asset-Backed Securities (Cost of $3,277,041,912)		3,277,041,912

Funding Agreements – 2.1%

Genworth Life Insurance Co.
5.506% 05/16/07 (a)(c)	100,000,000	100,000,000
Jackson National Life Global Funding
5.326% 09/24/07 (a)(b)(c)	300,000,000	300,000,000
5.410% 06/14/07 (a)(c)	50,000,000	50,000,000
Metropolitan Life Funding, Inc.
5.580% 07/28/07 (a)(c)	182,000,000	182,000,000
Metropolitan Life Insurance Co.
5.587% 02/08/07 (a)(c)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Funding Agreements (continued)

	Par ($)	Value ($)
Monumental Life
5.473% 06/22/07 (a)(c)	300,000,000	300,000,000
Transamerica Occidental Life Insurance Co.
5.540% 10/01/07 (a)(c)	125,000,000	125,000,000
5.620% 10/01/07 (a)(c)	20,000,000	20,000,000
5.640% 10/01/07 (a)(c)	117,000,000	117,000,000
5.670% 10/01/07 (a)(c)	100,000,000	100,000,000
Total Funding Agreements (Cost of $1,344,000,000)		1,344,000,000

Municipal Bonds – 1.1%

Alabama – 0.0%
AL Albertville Industrial Development Board
Mitchell Grocery Group,
Series 2004,
LOC: Regions Bank
5.360% 05/01/24 (a)	7,800,000	7,800,000
AL City of Atmore
Series 2004 B,
LOC: Wachovia Bank N.A.
5.380% 01/01/34 (a)	2,625,000	2,625,000
AL Montgomery
Series 2003,
LOC: SouthTrust Bank N.A.,
LOC: Wachovia Bank N.A.
5.330% 11/01/23 (a)	1,500,000	1,500,000
Alabama Total		11,925,000
California – 0.1%
CA Access to Loans for Learning Student Corp.
Series 2001 II-A-6,
LOC: State Street Bank & Trust Co.
5.300% 07/01/36 (a)	12,300,000	12,300,000
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
5.380% 12/01/28 (a)	5,900,000	5,900,000

	Par ($)	Value ($)
CA San Diego Metropolitan Transportation Development Board
Series 2004 B,
Insured: MBIA,
SPA: Dexia Credit Local
5.320% 12/01/33 (a)	17,595,000	17,595,000
CA Statewide Communities Development Authority
Series 2003,
LOC: FHLB
5.350% 06/01/36 (a)	2,500,000	2,500,000
California Total		38,295,000
Colorado – 0.0%
CO Denver City & County Certificates of Participation
Series 2002 B,
Insured: MBIA,
LOC: JPMorgan Chase Bank
5.280% 12/01/21 (a)	1,000,000	1,000,000
Colorado Total		1,000,000
Connecticut – 0.0%
CT Industrial Development Revenue
Latex Foam International,
Series 2002,
LOC: Wachovia Bank N.A.
5.430% 01/01/10 (a)	6,725,000	6,725,000
Connecticut Total		6,725,000
Florida – 0.5%
FL Homestead
Series 2003,
LOC: SunTrust Bank
5.310% 11/01/18 (a)	6,290,000	6,290,000
FL Housing Finance Corp.
Waterford Pointe Apartments Ltd.,
Series E-2,
LOC: FNMA
5.410% 02/15/33 (a)	1,050,000	1,050,000
FL Hurricane Catastrophe Fund
Series 2006 B,
5.340% 08/15/07 (a)	318,000,000	318,000,000
Florida Total		325,340,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Municipal Bonds (continued)

Georgia – 0.1%
	Par ($)	Value ($)
GA Athens Clarke County Industrial Development Authority
Series 1997,
LOC: U.S. Bank N.A.,
LOC: SunTrust Bank
5.370% 07/01/07 (a)	5,000,000	5,000,000
GA Burke County Industrial Development Authority
Fleetguard, Inc.,
Series 2003,
LOC: Fifth Third Bank
5.330% 08/01/18 (a)	1,345,000	1,345,000
GA Columbus Development Authority
Sunbelt-Columbus LLC
Series 2003,
LOC: Regions Bank
5.380% 08/01/23 (a)	3,300,000	3,300,000
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust
5.380% 12/01/24 (a)	6,360,000	6,360,000
GA DeKalb County Development Authority
Emory University,
Series 1995 B,
5.320% 11/01/25 (a)	12,170,000	12,170,000
GA Private Colleges & Universities Authority
Emory University,
Series 1999 B,
5.320% 11/01/29 (a)	9,350,000	9,350,000
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co.,
Series 2000,
LOC: Wachovia Bank N.A.
5.430% 03/01/13 (a)	105,000	105,000
Georgia Total		37,630,000
Illinois – 0.1%
IL Finance Authority
Midwest Molding, Inc.,
Series 2005,
LOC: Royal American Bank,
LOC: FHLB
5.380% 07/01/40 (a)	6,780,000	6,780,000

	Par ($)	Value ($)
IL Memorial Health System
Memorial Health System,
Series 2004,
LOC: JPMorgan Chase Bank
5.320% 10/01/24 (a)	20,780,000	20,780,000
Illinois Total		27,560,000
Indiana – 0.0%
IN Development Finance Authority Industrial Development Revenue
Series 2003 B,
LOC: Fifth Third Bank
5.330% 07/01/23 (a)	950,000	950,000
IN Michigan City Economic Development Revenue
Consolidated Biscuit Co.
Series 1998,
LOC: Fifth Third Bank
5.330% 10/01/13 (a)	1,920,000	1,920,000
Indiana Total		2,870,000
Kansas – 0.0%
KS Manhattan Industrial Development Revenue
Florence Corp.,
Series 2003,
LOC: Harris Trust Co. of California
5.370% 04/01/28 (a)	6,800,000	6,800,000
Kansas Total		6,800,000
Kentucky – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
5.330% 10/01/27 (a)	2,090,000	2,090,000
KY Henderson Regional Industrial Development Authority
Series 2003,
LOC: Fifth Third Bank
5.330% 07/01/23 (a)	1,525,000	1,525,000
KY Pioneer Village Industrial Building Revenue
Series 2003 B,
LOC: Fifth Third Bank
5.330% 08/01/23 (a)	1,890,000	1,890,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Webster County Industrial Revenue
Green River Collieries LLC,
Series 2004,
LOC: Regions Bank
5.330% 11/01/24 (a)	7,800,000	7,800,000
Kentucky Total		13,305,000
Maryland – 0.1%
MD Baltimore Community Development Financing Corp.
Series 2000,
Insured: MBIA,
LIQ FAC: First Union National Bank
5.310% 08/15/30 (a)	21,710,000	21,710,000
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B,
LOC: Wachovia Bank N.A.,
LOC: JPMorgan Chase Bank
5.380% 07/01/29 (a)	11,550,000	11,550,000
MD Industrial Development Financing Authority
Series 1998,
LOC: Wachovia Bank N.A.
5.430% 08/01/18 (a)	1,965,000	1,965,000
Maryland Total		35,225,000
Massachusetts – 0.0%
MA Development Financing Agency
Whalers Cove LP,
Series 2001 B,
LOC: Wachovia Bank N.A.
5.480% 09/01/34 (a)	1,750,000	1,750,000
Massachusetts Total		1,750,000
Michigan – 0.0%
MI Housing Development Authority
Canterbury Apartments Kalamazoo,
Series 2003 B,
LOC: FHLB
5.450% 06/01/38 (a)	950,000	950,000
Michigan Total		950,000

Minnesota – 0.0%
	Par ($)	Value ($)
MN Higher Education Facilities Authority
Concordia University,
Series 2003,
LOC: U.S. Bank N.A.
5.380% 04/01/27 (a)	6,390,000	6,390,000
MN Lake City Industrial Development Revenue
Valley Craft, Inc.,
Series 1997,
LOC: U.S. Bank N.A.
5.420% 10/01/17 (a)	2,000,000	2,000,000
MN Plymouth Health Facilities Revenue
Healthspan Health System,
Series 1994 B,
Insured: FSA,
SPA: U.S. Bank N.A.
5.320% 06/01/24 (a)	7,130,000	7,130,000
Minnesota Total		15,520,000
Mississippi – 0.0%
MS Business Finance Corp.
Series 2005,
LOC: Wachovia Bank N.A.,
LOC: Rabobank Nederland
5.380% 01/14/15 (a)	9,000,000	9,000,000
MS Development Bank Special Obligation
Series 2006 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
5.300% 03/01/31 (a)	7,300,000	7,300,000
Mississippi Total		16,300,000
New Jersey – 0.0%
NJ Economic Development Authority
Melrich Road Development Co. LLC,
Series 2002 B,
LOC: Wachovia Bank N.A.
5.530% 05/01/09 (a)	500,000	500,000
New Jersey Total		500,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Municipal Bonds (continued)

New York – 0.0%
	Par ($)	Value ($)
NY Clinton County Industrial Development Agency
Bombardier Corp.,
Series 1997 A,
LOC: HSBC Bank USA N.A.
5.550% 12/01/10 (a)	2,300,000	2,300,000
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002,
LOC: Bayerische Landesbank
5.300% 06/01/33 (a)	5,926,000	5,926,000
New York Total		8,226,000
North Carolina – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.340% 02/01/25 (a)	10,040,000	10,040,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
5.430% 04/01/18 (a)	2,455,000	2,455,000
North Carolina Total		12,495,000
South Carolina – 0.0%
SC Jobs Economic Development Authority
Cannon Memorial Hospital,
Series 2004 B,
LOC: National Bank of South Carolina
5.400% 06/01/09 (a)	287,000	287,000
South Carolina Total		287,000
Tennessee – 0.0%
TN Memphis Health Educational & Housing Facilities Board
Series 2003 B,
LOC: First Tennessee Bank
5.450% 01/01/35 (a)	450,000	450,000
Tennessee Total		450,000

Texas – 0.1%
	Par ($)	Value ($)
TX San Antonio Education Facilities Corp.
St. Anthony Catholic High School,
Series 2003 B,
LOC: Bank One N.A.,
LOC: JPMorgan Chase Bank
5.360% 12/01/23 (a)	810,000	810,000
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.290% 12/01/09 (a)	21,395,000	21,395,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
5.300% 12/01/29 (a)	15,000,000	15,000,000
Series 2003:
LOC: DEPFA Bank PLC,
SPA: Dexia Credit Local
5.290% 06/01/21 (a)	100,000	100,000
SPA: State Street Bank & Trust Co.
5.290% 12/01/23 (a)	8,950,000	8,950,000
Series 2004,
LOC: DEPFA Bank PLC,
SPA: Dexia Credit Local
5.300% 12/01/24 (a)	17,600,000	17,600,000
Texas Total		63,855,000
Utah – 0.0%
UT Board of Regents Student Loan Revenue
Series 2005 X,
Insured: AMBAC,
LOC: DEPFA Bank PLC
5.320% 11/01/44 (a)	17,000,000	17,000,000
Utah Total		17,000,000
Virginia – 0.0%
VA Richmond Redevelopment & Housing Authority
Series 1995 B,
LOC : Wachovia Bank N.A.
5.400% 12/01/25 (a)	2,310,000	2,310,000
Virginia Total		2,310,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Municipal Bonds (continued)

Washington – 0.0%
	Par ($)	Value ($)
WA Housing Finance Commission
MWSH Arlinton LLC,
Series 2003 B,
LOC: U.S. Bank N.A.
5.360% 11/01/36 (a)	3,175,000	3,175,000
Rainier Court Associates LLC,
Series 2003 B,
Insured: FNMA,
LOC: U.S. Bank N.A.
5.350% 12/15/36 (a)	4,250,000	4,250,000
Washington Total		7,425,000
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2003 D,
SPA: Westdeutsche Landsbank
5.290% 03/01/28 (a)	18,920,000	18,920,000
Wisconsin Total		18,920,000
Total Municipal Bonds (Cost of $672,663,000)		672,663,000

Repurchase Agreements – 7.2%

Repurchase agreement with Barclays Capital, dated 08/31/06, due on 09/01/06, at 5.290%, collateralized by FNMA, FHLB and FHLMC bonds with various maturities to 09/01/36, market value $765,000,570 (repurchase proceeds $750,110,208)	750,000,000	750,000,000
Repurchase agreement with BNP Paribas, dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by FHLMC and FNMA bonds with various maturities to 09/15/10, market value $364,598,847 (repurchase proceeds $357,501,624)	357,449,000	357,449,000

	Par ($)	Value ($)
Repurchase agreement with Countrywide Securities Corp., dated 08/31/06, due on 09/01/06, at 5.290%, collateralized by FNMA and FHLMC bonds with various maturities to 09/01/36, market value $510,000,001 (repurchase proceeds $500,073,472)	500,000,000	500,000,000
Repurchase Agreement with Credit Suisse First Boston, dated 08/31/06, due on 09/01/06, at 5.310%, collateralized by corporate bonds with various maturities to 11/01/50, market value $515,004,075 (repurchase proceeds $500,073,750)	500,000,000	500,000,000
Repurchase Agreement with Deutsche Bank Securities, dated 08/31/06, due on 09/01/06, at 5.373%, collateralized by asset-backed securities with various maturities to 03/25/34, market value $515,000,000 (repurchase proceeds $500,074,625)	500,000,000	500,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by commercial paper with various maturities to 02/12/07, market value $816,000,001 (repurchase proceeds $800,117,778)	800,000,000	800,000,000
Repurchase Agreement with JPMorgan Chase Bank, dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by commercial paper with various maturities to 11/27/06, market value $408,002,364 (repurchase proceeds $400,058,889)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.

Columbia Cash Reserves (August 31, 2006)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Merrill Lynch, dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by commercial paper and certificates of deposit with various maturities to 02/16/07, market value $816,004,255 (repurchase proceeds $800,117,778)	800,000,000	800,000,000
Total Repurchase Agreements (Cost of $4,607,449,000)		4,607,449,000
Total Investments – 100.3% (Cost of $64,076,726,585)(e)		64,076,726,585
Other Assets & Liabilities, Net – (0.3)%		(180,331,463)
Net Assets – 100.0%		$63,896,395,122

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $32,216,274,201, which represents 50.4% of net assets.

Security	Acquisition Date	Acquisition Cost
Carlyle Loan Investment Ltd.
5.389% 01/15/07	12/15/05	$25,000,000
5.567% 11/15/06	10/18/05	125,000,000
Davis Square Funding Ltd. 5.400% 10/16/38	10/15/03	150,000,000
Goldman Sachs Group, Inc. 5.385% 12/21/06 5.390% 09/13/07	06/22/06 12/07/05	430,000,000 510,000,000
Jackson National Life Global Funding 5.326% 09/24/07	07/19/06	300,000,000
Putnam Structured Product CDO 5.410% 01/15/38 5.500% 11/25/05	07/13/06 11/22/02	176,000,000 50,000,000
Saturn Ventures II, Inc. 5.480% 11/07/06	05/08/06	100,000,000
		$1,866,000,000

(c) Illiquid security.

(d) The rate shown represents the discount rate at the date of purchase.

(e) Cost for federal income tax purposes is $64,076,726,585.

Acronym	Name

AMBAC	Ambac Assurance Corp.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Money Market Reserves (August 31, 2006)

Corporate Bonds – 29.9%

	Par ($)	Value ($)
Alliance & Leicester PLC
5.410% 09/07/07 (a)(b)	125,000,000	125,000,000
American Express Credit Corp.
5.506% 12/05/06 (a)	50,000,000	50,000,000
Carrera Capital Finance LLC
5.314% 08/24/07 (a)(b)	50,000,000	50,000,000
Cheyne Finance LLC
5.292% 03/15/07 (a)(b)	50,000,000	49,997,911
5.443% 04/10/07 (a)(b)	75,000,000	74,987,338
Cullinan Finance Corp.
5.236% 09/05/06 (a)(b)	25,000,000	24,999,966
Fifth Third Bancorp
5.304% 11/23/06 (a)(b)	20,000,000	20,000,000
General Electric Capital Corp.
5.430% 09/17/07 (a)	50,000,000	50,000,793
Goldman Sachs Group, Inc.
5.385% 12/21/06 (a)(b)(c)	70,000,000	70,000,000
5.390% 12/13/06 (a)(c)	250,000,000	250,000,000
5.390% 09/13/07 (a)(b)(c)	140,000,000	140,000,000
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A.
5.390% 09/01/28 (a)	2,000,000	2,000,000
Harrier Finance Funding LLC
5.284% 10/25/06 (a)(b)	42,500,000	42,498,816
5.328% 12/08/06 (a)(b)	200,000,000	199,994,615
5.365% 02/16/07 (a)(b)	70,000,000	69,997,224
5.400% 02/09/07 (a)(b)	90,000,000	89,996,030
HBOS Treasury Services PLC
5.452% 11/01/06 (a)(b)	20,000,000	20,000,000
HSBC Finance Corp.
5.486% 05/10/07 (a)	125,000,000	125,051,374
K2 (USA) LLC
5.260% 03/16/07 (a)(b)	60,000,000	59,996,724
5.289% 03/15/07 (a)(b)	140,000,000	139,992,521
5.374% 03/22/07 (a)(b)	100,000,000	99,994,496
5.375% 03/09/07 (a)(b)	150,000,000	150,026,485
5.450% 03/28/07 (a)(b)	75,000,000	74,995,726
Kestrel Funding U.S. LLC
5.446% 07/26/07 (a)(b)	100,000,000	100,000,000

	Par ($)	Value ($)
Links Finance LLC
5.318% 11/20/06 (a)(b)	50,000,000	49,998,910
5.459% 03/30/07 (a)(b)	100,000,000	99,994,247
5.468% 04/02/07 (a)(b)	153,000,000	152,991,047
Merrill Lynch & Co., Inc.
5.310% 09/15/06 (a)	125,000,000	125,000,000
Morgan Stanley
5.398% 09/27/07 (a)	280,000,000	280,036,146
5.410% 02/02/07 (a)	202,230,000	202,230,000
5.530% 03/15/07 (a)	50,600,000	50,634,367
5.615% 07/27/07 (a)	133,851,000	134,016,141
Natexis Banques Populaires NY
5.310% 02/15/07 (a)(b)	125,000,000	125,006,994
Premier Asset Collateralized Entity LLC
5.477% 01/16/07 (a)(b)	50,000,000	50,000,000
Rio Bravo LLC
LOC: Wells Fargo Bank N.A.
5.390% 12/01/33 (a)	4,300,000	4,300,000
Sedna Finance, Inc.
5.300% 09/15/06 (a)(b)	85,000,000	85,000,000
5.358% 02/23/07 (a)(b)	200,000,000	199,991,207
Sigma Finance, Inc.
5.200% 04/20/07 (b)	50,000,000	50,000,000
5.320% 11/16/06 (a)(b)	100,000,000	99,998,453
5.356% 03/19/07 (a)(b)	350,000,000	349,981,125
SMM Trust
5.571% 02/02/07 (a)	11,990,000	11,990,000
Stanfield Victoria Funding LLC
5.290% 10/30/06 (a)(b)	50,000,000	49,998,255
5.435% 01/25/07 (a)(b)	50,000,000	49,996,000
5.471% 04/23/07 (a)(b)	100,000,000	99,993,624
Tango Finance Corp.
5.328% 11/20/06 (a)(b)	83,500,000	83,498,165
5.359% 02/22/07 (a)(b)	50,000,000	49,997,616
Wells Fargo & Co.
5.340% 12/15/06 (a)(b)	25,000,000	25,000,000
Whistlejacket Capital LLC
5.285% 10/31/06 (a)(b)	100,000,000	99,997,552
5.392% 03/22/07 (a)(b)	50,000,000	49,995,849
5.404% 03/23/07 (a)(b)	50,000,000	49,995,829

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves (August 31, 2006)

Corporate Bonds (continued)

	Par ($)	Value ($)
White Pine Finance LLC
5.279% 10/25/06 (a)(b)	190,000,000	189,995,210
5.355% 05/15/07 (a)(b)	75,000,000	74,989,480
5.405% 03/26/07 (a)(b)	75,000,000	74,989,389
5.435% 03/26/07 (a)(b)	40,000,000	39,996,604
5.441% 10/06/06 (a)(b)	45,000,000	44,999,125
Total Corporate Bonds (Cost of $5,134,141,354)		5,134,141,354

Commercial Paper – 22.8%

Amstel Funding Corp.
5.295% 11/15/06 (b)(d)	100,000,000	98,896,875
Atlas Capital Funding Corp.
5.310% 03/13/07 (a)(b)	100,000,000	100,000,000
5.310% 05/25/07 (a)(b)	200,000,000	199,985,460
Cheyne Finance LLC
5.292% 04/25/07 (a)(b)	80,000,000	79,993,454
5.363% 11/30/06 (a)(b)	50,000,000	49,998,928
5.465% 04/20/07 (a)(b)	75,000,000	74,996,194
Citius I Funding LLC
5.300% 09/25/06 (b)(d)	212,277,000	211,526,955
5.330% 09/15/06 (b)(d)	150,143,000	149,831,787
Compass Securitization LLC
5.285% 01/18/07 (a)(b)	76,500,000	76,491,360
5.325% 01/10/07 (a)(b)	100,000,000	99,988,927
Concord Minutemen Capital Co. LLC
5.280% 09/18/06 (b)(d)	81,330,000	81,127,217
5.290% 09/14/06 (b)(d)	106,219,000	106,016,092
5.300% 09/13/07 (a)(b)	76,575,000	76,573,773
5.300% 09/14/07 (a)(b)	92,787,000	92,786,235
5.360% 02/12/07 (a)(b)	100,000,000	99,991,308
5.618% 09/10/07 (a)(b)	114,025,000	114,025,000
East-Fleet Finance LLC
5.455% 01/12/07 (a)(b)	140,000,000	139,991,875
FCAR Owner Trust I
5.290% 10/16/06 (d)	100,000,000	99,338,750
5.290% 11/08/06 (d)	156,180,000	154,619,415
Giro Balanced Funding Corp.
5.280% 09/08/06 (b)(d)	50,000,000	49,948,667
5.280% 09/12/06 (b)(d)	100,000,000	99,838,667
5.280% 09/14/06 (b)(d)	250,000,000	249,523,333
Grampian Funding LLC
5.230% 12/08/06 (b)(d)	240,000,000	236,583,067
5.280% 12/11/06 (b)(d)	46,000,000	45,318,587
5.290% 11/13/06 (b)(d)	62,000,000	61,334,930

	Par ($)	Value ($)
Greyhawk Funding LLC
5.240% 12/08/06 (b)(d)	154,281,000	152,080,267
5.275% 11/27/06 (b)(d)	50,000,000	49,362,604
Harrier Finance Funding LLC
5.275% 10/27/06 (b)(d)	75,000,000	74,384,583
Klio II Funding Corp.
5.300% 10/20/06 (b)(d)	64,810,000	64,342,468
Klio III Funding Corp.
5.280% 09/18/06 (b)(d)	80,000,000	79,800,533
Nationwide Building Society
5.320% 11/07/06 (b)(d)	50,000,000	49,504,944
5.325% 11/07/06 (b)(d)	50,000,000	49,504,479
New Center Asset Trust
5.270% 12/08/06 (d)	135,000,000	133,063,275
5.290% 11/08/06 (d)	120,000,000	118,800,933
5.300% 11/02/06 (d)	149,500,000	148,135,397
Spintab Swedmortgage AB
5.270% 11/27/06 (d)	150,000,000	148,089,625
Total Commercial Paper (Cost of $3,915,795,964)		3,915,795,964

Certificates of Deposit – 17.7%

ABN AMRO Bank NV
5.380% 06/13/07 (a)	100,000,000	100,000,000
American Express Bank FSB
5.298% 02/28/07 (a)	25,000,000	25,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.800% 01/11/07	200,000,000	200,000,000
Barclays Bank PLC NY
5.450% 06/12/07	191,000,000	191,000,000
5.500% 06/18/07	72,000,000	72,000,000
Canadian Imperial Bank of Commerce NY
4.803% 12/05/06	103,000,000	103,000,648
5.410% 12/15/06 (a)	50,000,000	50,000,000
Credit Agricole SA
5.000% 03/09/07	147,000,000	147,000,000
5.260% 04/05/07	160,000,000	160,000,000
5.300% 04/18/07	95,000,000	95,000,000
5.520% 06/18/07	72,000,000	72,000,000
Credit Suisse NY
4.750% 11/07/06	10,000,000	10,000,000
5.473% 10/18/06 (a)	185,000,000	185,000,000
DEPFA Bank PLC NY
4.800% 12/05/06	103,000,000	103,000,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves (August 31, 2006)

Certificates of Deposit (continued)

	Par ($)	Value ($)
Deutsche Bank AG
4.805% 02/21/07	166,000,000	166,000,000
4.950% 02/06/07	149,000,000	149,000,000
HBOS Treasury Services PLC
5.325% 11/08/06 (d)	100,000,000	98,994,167
KeyBank N.A.
5.280% 09/01/06	100,000,000	100,000,000
Natexis Banques Populaires NY
5.010% 02/12/07	148,000,000	148,000,000
5.410% 08/13/07 (a)	205,000,000	205,000,000
Royal Bank of Canada NY
5.400% 09/10/07 (a)	15,000,000	15,000,000
Societe Generale
5.300% 09/01/06	300,000,000	300,000,000
5.500% 06/18/07	72,000,000	72,000,000
Svenska Handelsbanken NY
5.265% 09/20/06 (a)	175,000,000	174,996,628
Unicredito Italiano NY
5.468% 10/03/06 (a)	95,000,000	94,998,762
Total Certificates of Deposit (Cost of $3,036,990,205)		3,036,990,205

Extendible Commercial Notes – 8.2%

Aegis Finance LLC
5.330% 09/06/06 (b)(d)	225,000,000	224,833,438
Citibank Credit Card Master Trust
5.300% 11/07/06 (b)(d)	46,955,000	46,491,841
Georgetown Funding Co. LLC
5.290% 09/20/06 (b)(d)	298,037,000	297,204,897
5.300% 09/27/06 (b)(d)	289,986,000	288,875,998
KKR Atlantic Funding Trust
5.300% 09/27/06 (b)(d)	303,000,000	301,840,183
Thornburg Mortgage Capital Resources LLC
5.300% 09/26/06 (b)(d)	60,000,000	59,779,167
5.380% 10/03/06 (a)(b)	50,000,000	49,999,564
Versailles CDS LLC
5.300% 10/06/06 (b)(d)	150,000,000	149,227,083
Total Extendible Commercial Notes (Cost of $1,418,252,171)		1,418,252,171

Asset-Backed Securities – 6.0%

Davis Square Funding Ltd.
5.400% 10/16/38 (a)(b)(c)	42,500,000	42,500,000

	Par ($)	Value ($)
Granite Master Issuer PLC
5.295% 08/20/54 (a)(b)	250,000,000	250,000,000
Holmes Financing PLC
5.399% 07/15/07 (a)(b)	405,000,000	405,000,000
Mound Financing PLC
5.380% 11/08/06 (a)(b)	70,000,000	70,000,000
Paragon Mortgages PLC
5.320% 10/15/41 (a)(b)	73,374,030	73,374,030
5.330% 06/15/41 (a)(b)	144,541,305	144,541,305
Saturn Ventures II, Inc.
5.480% 11/07/06 (a)(b)(c)	39,100,000	39,100,000
Total Asset-Backed Securities (Cost of $1,024,515,335)		1,024,515,335

Time Deposit – 2.3%

Calyon
5.280% 09/01/06	200,000,000	200,000,000
Chase Manhattan Bank USA N.A.
5.280% 09/01/06	200,000,000	200,000,000
Total Time Deposit (Cost of $400,000,000)		400,000,000

Municipal Bonds – 1.2%

California – 0.1%
CA San Jose Financing Authority Lease Revenue
Series 2000 C,
Insured: MBIA,
SPA: Morgan Guaranty Trust
5.300% 12/01/24 (a)	5,200,000	5,200,000
CA Statewide Communities Development Authority
Vineyard Creek LP,
Series 2003 W,
LOC: FHLB
5.330% 12/01/36 (a)	3,700,000	3,700,000
California Total		8,900,000
Colorado – 0.1%
CO Health Facilities Authority
Crossroads at Delta Alf,
Series 2004 B,
LOC: U.S. Bank N.A.
5.370% 11/01/28 (a)	2,705,000	2,705,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CO Housing & Finance Authority
Class 2004 B1,
SPA: Dexia Credit Local
5.380% 11/01/34 (a)	8,775,000	8,775,000
Colorado Total		11,480,000
Florida – 0.4%
FL Hurricane Catastrophe Fund
Series 2006 B,
5.340% 08/15/07 (a)	87,000,000	87,000,000
Florida Total		87,000,000
Kentucky – 0.1%
KY Hardin County
St. James Group, Inc.,
Series 2002,
LOC: Republic Bank & Trust,
LOC: FHLB
5.350% 03/01/27 (a)	10,940,000	10,940,000
Kentucky Total		10,940,000
Maryland – 0.1%
MD Health & Higher Educational Facilities Authority
Adventist Healthcare,
Series 2004 B,
LOC: LaSalle Bank N.A.
5.350% 01/01/35 (a)	17,060,000	17,060,000
Maryland Total		17,060,000
Minnesota – 0.1%
MN St. Paul Housing & Redevelopment Authority
Series 2004,
LOC: U.S. Bank N.A.
5.370% 01/01/24 (a)	15,095,000	15,095,000
Minnesota Total		15,095,000
New Hampshire – 0.1%
NH Business Finance Authority
Series 2002 A,
SPA: Bank of New York
5.360% 11/01/20 (a)	7,100,000	7,100,000
Series 2002 B,
SPA: Bank of New York
5.360% 11/01/20 (a)	10,000,000	10,000,000

	Par ($)	Value ($)
NH Health & Education Facilities Authority
Series 2004 B,
LOC: Citizens Bank of New Hampshire,
LOC: Citizens Bank of Massachusetts
5.380% 12/01/08 (a)	765,000	765,000
New Hampshire Total		17,865,000
Ohio – 0.1%
OH Air Quality Development Authority
AK Steel Corp.,
Series 2004 B,
LOC: ABN AMRO Bank N.V.
5.380% 06/01/24 (a)	13,000,000	13,000,000
Ohio Total		13,000,000
Texas – 0.1%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
5.300% 12/01/33 (a)	100,000	100,000
Series 2003,
SPA: State Street Bank & Trust Co.
5.290% 12/01/23 (a)	9,350,000	9,350,000
Series 2005,
SPA: Dexia Credit Local
5.300% 12/01/26 (a)	20,335,000	20,335,000
Texas Total		29,785,000
Washington – 0.0%
WA Housing Finance Commission
Vintage at Mt. Vernon,
Series 2003 B,
Insured: FNMA
5.350% 01/15/37 (a)	2,500,000	2,500,000
Virginia Mason Research Center,
Series 1997 B,
LOC: U.S. Bank N.A.
5.370% 01/01/15 (a)	1,740,000	1,740,000
Washington Total		4,240,000
Total Municipal Bonds (Cost of $215,365,000)		215,365,000

See Accompanying Notes to Financial Statements.

Columbia Money Market Reserves (August 31, 2006)

Funding Agreements – 0.3%

	Par ($)	Value ($)
Genworth Life Insurance Co.
5.360% 06/08/07 (a)(c)	50,000,000	50,000,000
Total Funding Agreements (Cost of $50,000,000)		50,000,000

Repurchase Agreements – 11.9%

Repurchase agreement with Barclays Capital, dated 08/31/06, due on 09/01/06, at 5.290%, collateralized by FNMA, FHLB and FHLMC bonds with various maturities to 08/01/36, market value $765,002,334 (repurchase proceeds $750,110,208)	750,000,000	750,000,000
Repurchase agreement with BNP Paribas, dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by FHLMC bonds maturing 09/26/06, market value $145,403,011 (repurchase proceeds $)142,571,987	142,551,000	142,551,000
Repurchase agreement with Countrywide Securities Corp., dated 08/31/06, due on 09/01/06, at 5.290%, collateralized by FNMA, FHLB and FHLMC bonds with various maturities to 08/01/36, market value $510,000,000 (repurchase proceeds $500,073,472)	500,000,000	500,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/06, due on 09/01/06, at 5.310%, collateralized by commercial paper with various maturities to 11/22/06, market value $255,004,201 (repurchase proceeds $250,036,875)	250,000,000	250,000,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by commercial paper with various maturities to 10/25/06, market value $204,000,000 (repurchase proceeds $200,029,444)	200,000,000	200,000,000
Repurchase agreement with Merrill Lynch, dated 08/31/06, due on 09/01/06, at 5.300%, collateralized by commercial paper with various maturities to 12/01/06, market value $204,003,029 (repurchase proceeds $200,029,444)	200,000,000	200,000,000
Total Repurchase Agreements (Cost of $2,042,551,000)		2,042,551,000
Total Investments – 100.3% (Cost of $17,237,611,029)(e)		17,237,611,029
Other Assets & Liabilities, Net – (0.3)%		(58,086,562)
Net Assets – 100.0%		$17,179,524,467

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $9,405,398,606, which represents 54.7% of net assets.

Security	Acquisition Date	Acquisition Cost
Davis Square Funding Ltd. 5.400% 10/16/38	12/16/05	$42,500,000
Goldman Sachs Group, Inc. 5.385% 12/21/06 06/22/06 70,000,000 5.390% 09/13/07	03/07/05	140,000,000
Saturn Ventures II, Inc. 5.480% 11/07/06	05/08/06	39,100,000
		$291,600,000

(c) Illiquid security.

(d) The rate shown represents the discount rate at the date of purchase.

(e) Cost for federal income tax purposes is $17,237,625,502.

Acronym	Name

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Treasury Reserves (August 31, 2006)

Government & Agency Obligations – 18.0%

U.S. Government Obligations – 18.0%
	Par ($)	Value ($)
U.S. Cash Management Bill
5.180% 09/15/06 (a)	1,950,000,000	1,946,071,834
U.S. Treasury Notes
3.125% 01/31/07	285,000,000	282,418,430
6.500% 10/15/06	250,000,000	250,532,188
U.S. Government Obligations Total		2,479,022,452
Total Government & Agency Obligations (Cost of $2,479,022,452)		2,479,022,452

Repurchase Agreements – 96.4%

Repurchase agreement with ABN AMRO Bank US, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes with various maturities to 10/15/06, market value $510,000,589 (repurchase proceeds $500,072,639)	500,000,000	500,000,000
Repurchase agreement with Barclays Capital, dated 08/31/06, due on 09/01/06, at 5.240%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 02/15/36, market value $1,020,000,524 (repurchase proceeds $1,000,145,556)	1,000,000,000	1,000,000,000
Repurchase agreement with Barclays Capital, dated 08/31/06, due on 09/01/06, at 5.260%, collateralized by GNMA bonds with various maturities to 08/20/36, market value $673,200,000 (repurchase proceeds $660,096,433)	660,000,000	660,000,000
Repurchase agreement with BNP Paribas, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 01/15/26, market value $1,020,000,437 (repurchase proceeds $1,000,145,277)	1,000,000,000	1,000,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/06, due on 09/01/06, at 5.270%, collateralized by U.S. Treasury Bonds with various maturities to 04/15/32, market value $91,801,324 (repurchase proceeds $90,013,175)	90,000,000	90,000,000
Repurchase agreement with Countrywide Home Loans, Inc., dated 08/31/06, due on 09/01/06, at 5.260%, collateralized by GNMA bonds and U.S. Treasury Bills with various maturities to 08/20/36, market value $652,800,000 (repurchase proceeds $640,093,511)	640,000,000	640,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes and Bills with various maturities to 08/15/13, market value $510,003,991 (repurchase proceeds $500,072,639)	500,000,000	500,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/06, due on 09/01/06, at 5.180%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 11/15/26, market value $193,800,044 (repurchase proceeds $190,027,339)	190,000,000	190,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 11/15/26, market value $1,001,786,086 (repurchase proceeds $982,285,684)	982,143,000	982,143,000

See Accompanying Notes to Financial Statements.

Columbia Treasury Reserves (August 31, 2006)

Repurchase Agreements (continued)

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 08/31/06, due on 09/01/06, at 5.120%, collateralized by U.S. Treasury Bills with various maturities to 09/14/06, market value $46,859,974 (repurchase proceeds $45,940,533)	45,934,000	45,934,000
Repurchase agreement with Greenwich Capital, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes and Bills with various maturities to 07/31/11, market value $510,001,571 (repurchase proceeds $500,072,639)	500,000,000	500,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes and Bonds with various maturities to 04/15/32, market value $1,020,004,465 (repurchase proceeds $1,000,145,278)	1,000,000,000	1,000,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/06, due on 09/01/06, at 5.260%, collateralized by GNMA bonds with various maturities to 08/15/36, market value $612,002,414 (repurchase proceeds $600,087,667)	600,000,000	600,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes with various maturities to 08/31/11, market value $943,503,759 (repurchase proceeds $925,134,382)	925,000,000	925,000,000

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/06, due on 09/01/06, at 5.260%, collateralized by GNMA bonds with various maturities to 04/15/46, market value $612,001,402 (repurchase proceeds $600,087,667)	600,000,000	600,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes with various maturities to 08/15/25, market value $1,020,000,186 (repurchase proceeds $1,000,145,278)	1,000,000,000	1,000,000,000
Repurchase agreement with Societe Generale, dated 08/31/06, due on 09/01/06, at 5.230%, collateralized by U.S. Treasury Notes, Bonds and Bills with various maturities to 02/15/36, market value $1,020,000,810 (repurchase proceeds $1,000,145,278)	1,000,000,000	1,000,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/06, due on 09/01/06, at 5.240%, collateralized by U.S. Treasury Notes with various maturities to 11/15/10, market value $2,040,003,890 (repurchase proceeds $2,000,291,111)	2,000,000,000	2,000,000,000
Total Repurchase Agreements (Cost of $13,233,077,000)		13,233,077,000
Total Investments – 114.4% (Cost of $15,712,099,452)(b)		15,712,099,452
Other Assets & Liabilities, Net – (14.4)%		(1,979,433,896)
Net Assets – 100.0%		$13,732,665,556

Notes to Investment Portfolio:

(a) The rate shown represents the annualized yield at the date of purchase.

(b) Cost for federal income tax purposes is $15,712,099,452.

Acronym	Name

GNMA	Government National Mortgage Association

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Government Reserves (August 31, 2006)

Government & Agency Obligations – 101.2%

U.S. Government Agencies – 101.2%
	Par ($)	Value ($)
Federal Farm Credit Bank
5.195% 06/13/08 (a)	393,000,000	392,881,383
5.200% 10/31/07 (a)	150,000,000	149,982,534
5.200% 01/18/08 (a)	50,000,000	49,984,971
5.210% 03/20/07 (a)	10,000,000	10,000,265
5.221% 08/22/07 (a)	42,425,000	42,424,127
5.230% 03/10/08 (a)	70,000,000	69,979,010
5.238% 11/09/07 (a)	100,000,000	99,987,117
5.240% 07/27/07 (a)	25,000,000	24,997,740
5.240% 07/21/08 (a)	50,000,000	49,981,955
5.250% 03/21/07 (a)	125,000,000	124,993,097
5.250% 06/06/07 (a)	50,000,000	49,999,182
5.250% 06/22/07 (a)	25,000,000	24,998,747
5.250% 06/27/07 (a)	30,000,000	29,997,541
5.250% 10/26/07 (a)	100,000,000	100,000,000
5.250% 01/10/08 (a)	100,000,000	100,000,000
5.260% 02/26/07 (a)	50,000,000	49,997,568
5.260% 08/02/07 (a)	50,000,000	49,995,304
5.260% 08/23/07 (a)	150,000,000	149,978,772
5.260% 08/24/07 (a)	50,000,000	49,992,664
5.262% 05/01/08 (a)	100,000,000	99,951,718
5.272% 06/01/07 (a)	100,000,000	99,992,514
5.272% 11/01/07 (a)	10,000,000	9,997,724
5.280% 01/25/07 (a)	25,000,000	24,998,520
5.280% 10/03/07 (a)	82,000,000	81,999,987
5.282% 10/01/07 (a)	50,000,000	49,998,676
5.315% 01/03/07 (a)	26,510,000	26,511,995
5.332% 12/01/06 (a)	25,000,000	25,001,691
5.355% 07/25/07 (a)	50,000,000	49,999,115
Federal Home Loan Bank
2.625% 10/16/06	32,490,000	32,393,672
3.000% 10/20/06	2,000,000	1,995,739
3.330% 12/20/06	10,000,000	9,959,081
3.590% 02/16/07	9,650,000	9,586,882
3.750% 01/16/07	40,000,000	39,846,799
4.000% 04/25/07	76,000,000	75,400,349
5.000% 08/24/07	63,395,000	63,129,323
5.120% 09/05/06 (b)	30,000,000	29,982,933
5.120% 09/13/06 (b)	8,600,000	8,585,323
5.120% 09/15/06 (b)	419,744,000	418,908,243
5.120% 10/25/06 (b)	130,000,000	129,001,600
5.125% 04/09/07	19,415,000	19,415,000
5.125% 05/15/07	20,000,000	19,968,499
5.130% 06/08/07 (a)	100,000,000	99,974,613
5.165% 09/06/06 (b)	34,458,000	34,433,281
5.190% 12/13/06 (a)	27,000,000	26,997,502
5.225% 10/04/06 (b)	250,947,000	249,745,068
5.230% 10/04/06 (b)	200,898,000	199,934,861
5.230% 02/14/08 (a)	20,000,000	19,994,371

	Par ($)	Value ($)
5.240% 11/01/06 (b)	70,000,000	69,378,478
5.250% 07/03/07 (a)	50,000,000	49,992,927
5.251% 07/02/07 (a)	425,000,000	424,895,487
5.306% 08/10/07 (a)	165,000,000	164,940,198
5.307% 12/22/06 (a)	10,000,000	9,998,354
5.341% 04/04/07 (a)	290,000,000	289,936,810
5.347% 01/10/08 (a)	205,000,000	204,891,652
5.367% 01/17/08 (a)	225,000,000	224,903,313
5.380% 12/29/06 (a)	407,500,000	407,434,235
5.515% 09/18/07	82,000,000	82,000,000
U.S. Government Agencies Total		5,506,248,510
Total Government & Agency Obligations (Cost of $5,506,248,510)		5,506,248,510
Total Investments – 101.2% (Cost of $5,506,248,510)(c)		5,506,248,510
Other Assets & Liabilities, Net – (1.2)%		(66,905,805)
Net Assets – 100.0%		$5,439,342,705

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) The rate shown represents the annualized yield at the date of purchase.

(c) Cost for federal income tax purposes is $5,506,248,510.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds – 98.1%

Alabama – 0.9%
	Par ($)	Value ($)
AL Birmingham Industrial Development Board
Solid Waste Disposal Revenue, American Cast Iron Pipe Co.,
Series 2000, AMT,
LOC: SouthTrust Bank N.A.
3.720% 05/01/25 (a)	4,900,000	4,900,000
AL Birmingham Medical Clinic Board Medical Advancement Foundation,
Series 2000 A,
LOC: Columbus Bank & Trust
3.770% 09/01/30 (a)	21,105,000	21,105,000
AL Birmingham Private Educational Building Authority
The Altamont School,
Series 1998,
LOC: AmSouth Bank of Alabama
3.440% 04/01/13 (a)	2,815,000	2,815,000
AL Birmingham Public Educational Building Authority
CHF-UAB II,
Series 2005 A,
LOC: Regions Bank
3.420% 07/01/37 (a)	11,000,000	11,000,000
AL Board of Education
Series 2005,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.450% 11/01/12 (a)	1,990,000	1,990,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.460% 10/01/22 (a)	2,900,000	2,900,000
AL Dothan Houston County Airport Authority
PEMCO Aviation Group, Inc.,
Series 2002, AMT,
LOC: SouthTrust Bank
3.770% 10/01/17 (a)	1,070,000	1,070,000

	Par ($)	Value ($)
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT,
LOC: Regions Bank
3.530% 03/01/14 (a)	2,720,000	2,720,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2001, AMT,
LOC: First Commercial Bank
3.510% 12/01/19 (a)	3,500,000	3,500,000
AL Jefferson County
YMCA of Birmingham,
Series 2005,
LOC: AmSouth Bank
3.480% 09/01/25 (a)	4,900,000	4,900,000
AL Montgomery Industrial Development Board
General Electric Company,
Series 2005,
3.560% 05/01/21 (a)	5,000,000	5,000,000
AL Scottsboro Industrial Development Board
Hisan, Inc,
Series 2005, AMT,
LOC: AmSouth Bank
3.510% 05/01/27 (a)	3,065,000	3,065,000
AL Stevenson Industrial Development Board
Smurfit-Stone Container,
Series 1996, AMT,
LOC: JPMorgan Chase Bank
3.500% 01/01/31 (a)	15,700,000	15,700,000
Alabama Total		80,665,000
Alaska – 0.3%
AK Housing Finance Corp.
Series 2005,
Insured: FGIC
3.440% 12/01/34 (a)	4,965,000	4,965,000
AK International Airports Revenues
Series 2006 C, AMT
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
3.480% 10/01/30 (a)	8,000,000	8,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
AK Municipal Board Bank Authority
Series 2004,
Insured: MBIA
3.450% 02/15/12 (a)	5,295,000	5,295,000
AK North Slope Borough
Series 2000 A,
Insured: MBIA,
SPA: Dexia Credit Local France
3.440% 06/30/10 (a)	10,900,000	10,900,000
Alaska Total		29,160,000
Arizona – 1.4%
AZ Apache County Industrial Development Authority Industrial Development Revenue
Tucson Electric Power Co.,
Series 1983 B,
LOC: Bank Of New York
3.510% 12/15/18 (a)	6,400,000	6,400,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.500% 12/01/39 (a)	1,000,000	1,000,000
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.540% 01/01/36 (a)	7,515,000	7,515,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.500% 06/01/31 (a)	4,945,000	4,945,000
Series 2005 MT-156,
LIQ FAC: Landesbank Hessen-Thuringen
3.490% 08/01/08 (a)	10,160,000	10,160,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.480% 08/01/08 (a)	77,120,000	77,120,000
Spring Air Mattress Co,
Series 1999, AMT,
LOC: Bank One N.A.
3.700% 04/01/19 (a)	1,280,000	1,280,000

	Par ($)	Value ($)
AZ Pima County Industrial Development Authority
Series 2004,
LOC: Branch Banking & Trust
3.450% 04/01/38 (a)	6,000,000	6,000,000
AZ Tucson & Pima County Industrial Development Authorities
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.480% 04/25/16 (a)	10,000,000	10,000,000
AZ Tucson Industrial Development Authority
Series 2006 B, AMT,
Insured: GNMA,
GIC: Trinity Plus Funding Co.
4.900% 08/03/07	3,750,000	3,778,514
Arizona Total		128,198,514
Arkansas – 0.5%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT,
LOC: Bank of New York
3.610% 06/01/31(a)	6,500,000	6,500,000
AR Osceola Solid Waste District
Plum Point Energy Associates,
Series 2006, AMT,
LOC: Credit Suisse First Boston
3.430% 04/01/36 (a)	30,000,000	30,000,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT,
LOC: Regions Bank
3.490% 07/01/42 (a)	7,530,000	7,530,000
AR Sheridan Industrial Development Revenue
Centria Project,
Series 2000 A, AMT,
LOC: PNC Bank
3.530% 08/01/20 (a)	2,600,000	2,600,000
H. Robertson Co. Project,
Series 1998 B, AMT,
LOC: Sheridan Bank
3.490% 08/01/16 (a)	1,000,000	1,000,000
Arkansas Total		47,630,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

California – 5.1%
	Par ($)	Value ($)
CA Access to Loans for Learning Student Loan Corp.
Series 2004 A-9, AMT,
LOC: State Street Bank & Trust Co.
3.450% 01/01/39 (a)	10,200,000	10,200,000
Series 2006 A-3, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.460% 07/01/41 (a)	40,000,000	40,000,000
Series 2006 A-5, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.450% 07/01/41 (a)	40,000,000	40,000,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-2,
LOC: BNP Paribas
3.480% 05/01/22 (a)	20,340,000	20,340,000
Series 2005 F-2,
LOC: JPMorgan Chase Bank,
LOC: Societe Generale
3.520% 05/01/20 (a)	39,500,000	39,500,000
Series 2005 F-5,
LOC: Citibank N.A.
3.480% 05/01/22 (a)	41,400,000	41,400,000
CA Housing Finance Agency
Series 2000 A, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.620% 02/01/26 (a)	8,665,000	8,665,000
Series 2000 C, AMT,
3.550% 02/01/33 (a)	63,300,000	63,300,000
Series 2000 Q, AMT,
Insured: AMBAC,
LOC: KBC Bank N.V.
3.370% 02/01/32 (a)	6,300,000	6,300,000
Series 2001 A, AMT,
SPA: Landesbank Hessen-Thuringen
3.550% 02/01/32 (a)	8,000,000	8,000,000
Series 2001 F, AMT,
Insured: MBIA
3.370% 02/01/32 (a)	6,100,000	6,100,000
Series 2002 B, AMT,
Insured: FSA,
3.550% 08/01/33 (a)	25,000,000	25,000,000
Series 2002 Q, AMT,
LIQ FAC: Bank of Nova Scotia
3.400% 08/01/33 (a)	4,810,000	4,810,000

	Par ($)	Value ($)
Series 2005 H, AMT,
SPA: Dexia Credit Local
3.610% 02/01/36 (a)	38,280,000	38,280,000
Series 2005 III D, AMT,
SPA: DEPFA Bank PLC
3.550% 08/01/38 (a)	57,335,000	57,335,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC
3.610% 02/01/41 (a)	9,920,000	9,920,000
Series 2006 C, AMT,
SPA: Calyon Bank
3.570% 02/01/37 (a)	2,825,000	2,825,000
Series 2006 F, AMT,
SPA: Fortis Bank S.A.:
3.590% 08/01/40 (a)	7,500,000	7,500,000
3.590% 02/01/41 (a)	16,060,000	16,060,000
CA Los Angeles Department of Airports
Series 2003 A,
LOC: BNP Paribas
3.480% 05/15/16 (a)	7,880,000	7,880,000
CA Los Angeles Harbor Department
Series 2006, AMT,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.460% 08/01/24 (a)	8,450,000	8,450,000
CA Sacramento County Housing Authority
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.510% 11/01/42 (a)	8,030,000	8,030,000
California Total		469,895,000
Colorado – 7.2%
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT,
LOC: Wells Fargo Bank N.A.
3.500% 01/01/17 (a)	2,615,000	2,615,000
CO Denver City & County Airport Revenue
Series 2000 B, AMT,
Insured: MBIA,
SPA: Bank One N.A.
3.490% 11/15/25 (a)	67,410,000	67,410,000
Series 2004 B, AMT,
Insured: AMBAC
3.450% 11/15/24 (a)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 1023,
Insured: XLCA,
LIQ FAC: JPMorgan Chase Bank
3.450% 05/15/13 (a)	5,995,000	5,995,000
Series 2005 C-1,
Insured: CIFG,
SPA: Morgan Stanley
3.490% 11/15/25 (a)	43,800,000	43,800,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.490% 11/15/12 (a)	11,365,000	11,365,000
CO Douglas County Multi-Family Revenue Housing
Lincoln Pointe Loft Projects,
Series 2003, AMT,
LOC: U.S. Bank N.A.
3.680% 02/01/37 (a)	9,585,000	9,585,000
CO Educational & Cultural Facilities Authority
EOP Charlotte JW LLC,
Series 2005 A,
LOC: Sovereign Bank FSB,
3.470% 09/01/35 (a)	10,000,000	10,000,000
CO Health Facilities Authority
Bethesda Associates,
Series 1999,
LOC: LaSalle Bank N.A.
3.400% 08/15/30 (a)	8,725,000	8,725,000
Colorado West Regional Mental Health Center,
Series 2005,
LOC: JPMorgan Chase Bank
3.410% 03/01/30 (a)	7,550,000	7,550,000
Crossroads at Delta Alf,
Series 2004 A,
LOC: U.S. Bank N.A.
3.470% 11/01/28 (a)	2,800,000	2,800,000
CO Housing & Finance Authority
Series 2002 A-1, AMT,
SPA: FHLMC
3.490% 10/01/22 (a)	9,090,000	9,090,000
Series 2002 A-2, AMT,
SPA: FHLMC
3.490% 11/01/21 (a)	2,495,000	2,495,000
Series 2002 C-3, AMT,
SPA: Lloyds TSB Bank PLC
3.490% 05/01/22 (a)	15,685,000	15,685,000

	Par ($)	Value ($)
Series 2002 I-C2, AMT,
SPA: FHLMC
3.490% 10/01/32 (a)	49,650,000	49,650,000
Series 2003 B-3, AMT,
SPA: JPMorgan Chase Bank
3.490% 11/01/26 (a)	31,600,000	31,600,000
Series 2004 A-2, AMT,
SPA: Dexia Credit Local
3.490% 11/01/26 (a)	50,000,000	50,000,000
Series 2004 I-A, AMT,
SPA: FHLMC
3.490% 04/01/45 (a)	10,785,000	10,785,000
Series 2006 1-B-3, AMT,
SPA: DEPFA Bank PLC
3.490% 11/01/36 (a)	20,000,000	20,000,000
CO Medium Term Tax-Exempt Multifamily Housing Trust
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.540% 08/15/18 (a)	193,990,000	193,990,000
CO SCA Tax Exempt Trust
Series 2005 PT-2522,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.460% 01/01/30 (a)	6,120,000	6,120,000
CO Student Obligation Bond Authority
Series 1999 A-2, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.450% 07/01/27 (a)	51,600,000	51,600,000
Series 1999 A-3, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.450% 09/01/34 (a)	29,800,000	29,800,000
Colorado Total		655,660,000
Connecticut – 1.1%
CT Fairfield
Series 2006,
4.500% 07/26/07	28,510,000	28,704,989
CT Health & Educational Facilities Authority
Yale University:
Series 1997 T-1,
3.540% 07/01/29 (a)	9,945,000	9,945,000
Series 2002 T-2,
3.450% 07/01/29 (a)	30,345,000	30,343,483

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003 X-2,
3.450% 07/01/37 (a)	34,545,000	34,543,273
Connecticut Total		103,536,745
Delaware – 4.4%
DE Economic Development Authority
Industrial Development Revenue,
Series 1998, AMT,
LOC: PNC Bank Delaware
3.530% 09/01/18 (a)	1,600,000	1,600,000
DE GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs:
3.510% 07/01/48 (a)	52,025,000	52,025,000
3.540% 08/01/49 (a)	113,727,233	113,727,233
Series 2006-65,
LIQ FAC: Goldman Sachs
3.540% 10/01/44 (a)	161,595,000	161,595,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT,
Insured: FNMA
3.470% 09/15/38 (a)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT,
3.440% 12/01/32 (a)	5,185,000	5,185,000
DE Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citigroup Financial Products
3.510% 03/01/07 (a)	49,190,000	49,190,000
DE Roaring Fork Municipal Products LLC
Series 2006 A, AMT,
Insured: FNMA,
SPA: Bank of New York
3.470% 08/15/39 (a)	10,297,000	10,297,000
Delaware Total		402,119,233
District of Columbia – 0.9%
DC Columbia Enterprise Zone Revenue
House on F Street Project,
Series 2001, AMT,
LOC: Bank of New York
3.490% 05/01/15 (a)	7,500,000	7,500,000
Series 2004, AMT,
LOC: Bank of Scotland
3.510% 12/01/29 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
DC Housing Finance Agency
Multi-Family Housing Revenue,
Series 1995 A, AMT,
3.490% 08/01/25 (a)	5,000,000	5,000,000
DC Metropolitan Area Transportation Authority
Series 2003,
Insured: MBIA
3.460% 01/01/10 (a)	8,360,000	8,360,000
DC Metropolitan Washington Airports Authority
Series 1997 B, AMT,
Insured: FGIC
6.000% 10/01/06	1,000,000	1,001,823
Series 2004, AMT,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.490% 10/01/12 (a)	2,750,000	2,750,000
Series 2005 1017, AMT,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.480% 10/01/11 (a)	4,795,000	4,795,000
Series 2006 D, AMT,
Insured: FSA,
LIQ FAC: Goldman Sachs Group, Inc.
3.480% 08/15/14 (a)	12,000,000	12,000,000
Series 2006, AMT:
Insured: FSA,
LIQ FAC: Citibank N.A.
3.490% 10/01/35 (a)	22,600,000	22,600,000
Insured: MBIA,
LIQ FAC: BNP Paribas
3.480% 10/01/35 (a)	8,835,000	8,835,000
DC Revenue
National Association of Realtors,
Series 2003, AMT,
LOC: SunTrust Bank
3.460% 12/01/23 (a)	7,500,000	7,500,000
District of Columbia Total		85,341,823
Florida – 4.1%
FL Alachua County Health Facilities Authority
Shands Teaching Hospital,
Series 2002 A,
LOC: SunTrust Bank
3.570% 12/01/12 (a)	3,000,000	3,000,000
FL Board of Education
Series 2003,
Insured: MBIA
3.450% 01/01/12 (a)	7,600,000	7,600,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Brevard County Housing Finance Authority
Series 2005 MT-112, AMT,
SPA: Merrill Lynch Capital Services,
GTY AGMT: IXIS Municipal Products, Inc.
3.490% 11/01/14 (a)	13,780,000	13,780,000
Series 2005 PT-2815,
LIQ FAC: Merrill Lynch Capital Services
3.490% 11/01/14 (a)	9,900,000	9,900,000
FL Broward County Housing Finance Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.510% 06/01/46 (a)	58,465,000	58,465,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT,
LOC: Wells Fargo Bank N.A.
3.450% 10/01/25 (a)	9,800,000	9,800,000
YMCA of Collier County,
Series 2004,
LOC: SunTrust Bank
3.460% 09/01/29 (a)	4,635,000	4,635,000
FL Fort Walton Beach Industrial Development Revenue
Burton Golf, Inc.,
Series 1996, AMT,
LOC: Columbus Bank & Trust
3.710% 10/01/11 (a)	1,080,000	1,080,000
FL Higher Educational Facilities Financing Authority
St. Thomas University,
Series 2003,
LOC: SunTrust Bank
3.570% 01/01/19 (a)	2,600,000	2,600,000
FL Housing Finance Agency Revenue
Multi-Family Housing Revenue,
Lakes of Northdale Project,
Series 1984 D,
LOC: SouthTrust Bank of Alabama
3.450% 05/15/12 (a)	7,545,000	7,545,000
Series 1996 F, AMT,
Insured: FNMA
3.450% 06/01/26 (a)	11,500,000	11,500,000

	Par ($)	Value ($)
FL Housing Finance Corp.
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT,
Insured: FSA
3.460% 06/15/36 (a)	6,825,000	6,825,000
Mango Grove LLC,
Series 2005 A, AMT,
LOC: Citibank N.A.
3.460% 09/15/37 (a)	8,400,000	8,400,000
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.510% 06/01/46 (a)	24,995,000	24,995,000
Tuscany Lakes Ltd,
Series 2002 1, AMT,
Insured: FNMA
3.490% 11/15/35 (a)	3,500,000	3,500,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.460% 11/01/24 (a)	5,225,000	5,225,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT,
LOC: SunTrust Bank N.A.
3.680% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT,
LOC: SunTrust Bank
3.460% 06/01/22 (a)	6,000,000	6,000,000
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT,
LOC: LaSalle Bank N.A.
3.520% 10/01/35 (a)	4,750,000	4,750,000
FL Miami Dade County
3.650% 09/07/06	13,560,000	13,560,000
3.700% 09/29/06	6,144,000	6,144,000
FL Miami Dade County Florida School District
Series 2006,
4.500% 06/28/07	43,000,000	43,261,062

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Miami Dade County Industrial Development Authority
Airis Miami LLC,
Series 1999 A, AMT,
Insured: AMBAC,
LOC: Bayerische Landesbank
3.450% 10/15/25 (a)	7,000,000	7,000,000
FL Miami Dade County
Series 2005 MT-177,
Insured: XLCA,
LIQ FAC: Merrill Lynch Capital Services
3.330% 10/01/13 (a)(b)	14,805,000	14,805,000
FL Pinellas County Housing Finance Authority
Alta Largo LLC,
Series 2004, AMT,
LOC: AmSouth Bank
3.490% 06/01/42 (a)	8,400,000	8,400,000
Eurobake LP,
Series 2005, AMT,
LOC: AmSouth Bank
3.460% 03/01/26 (a)	5,500,000	5,500,000
Series 2005, AMT,
3.490% 05/01/14 (a)	21,880,000	21,880,000
FL St. Johns County Industrial Development Authority
Rulon Co.,
Series 2004, AMT,
LOC: Coastal Bank of Georgia
3.560% 11/01/34 (a)	7,000,000	7,000,000
FL Sunshine State Governmental Financing Commission
3.640% 09/07/06	16,125,000	16,125,000
3.680% 09/05/06	27,895,000	27,895,000
Series 1986,
Insured: AMBAC,
SPA: Dexia Credit Local
3.550% 07/01/16 (a)	3,780,000	3,780,000
Florida Total		371,110,062
Georgia – 4.4%
GA Alpharetta Development Authority
Parc Alpharetta LLC,
Series 2006, AMT,
LOC: Regions Bank
3.480% 04/01/41 (a)	21,795,000	21,795,000

	Par ($)	Value ($)
GA Atlanta Airport Revenue
Series 2001, AMT,
Insured: FGIC
3.490% 01/01/08 (a)	12,960,000	12,960,000
Series 2003, AMT,
Insured: FGIC
3.490% 01/01/14 (a)	5,390,000	5,390,000
Series 2004 C14, AMT,
Insured: FSA,
SPA: Wachovia Bank N.A.
3.500% 01/01/18 (a)	4,205,000	4,205,000
Series 2004, AMT,
Insured: FGIC
3.490% 01/01/14 (a)	4,470,000	4,470,000
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue:
Collegetown Harris Project,
Series 2003 I, AMT,
3.470% 10/15/36 (a)	3,765,000	3,765,000
Housing Market District Project,
Series 2004 A, AMT,
LOC: Wachovia Bank N.A.
3.460% 11/01/34 (a)	9,850,000	9,850,000
M Street Apartments Project,
Series 2003, AMT,
LOC: Regions Bank
3.470% 03/01/38 (a)	14,000,000	14,000,000
Park District Atlantic Project,
Series 2002 A, AMT,
LOC: SouthTrust Bank
3.500% 12/01/37 (a)	25,100,000	25,100,000
Northside Plaza Group LP,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.460% 11/01/27 (a)	4,860,000	4,860,000
Series 2005, AMT:
LIQ FAC: Merrill Lynch Capital Services
3.540% 12/01/43 (a)	11,995,000	11,995,000
SPA: Merrill Lynch Capital Services
3.540% 12/01/30 (a)	4,995,000	4,995,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.540% 11/01/43 (a)	9,495,000	9,495,000
GA Burke County Development Authority
Oglethorpe Power Corp.:
Series 1999 B,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.570% 01/01/20 (a)	20,500,000	20,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2001,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.570% 01/01/22 (a)	6,320,000	6,320,000
Series 2002 C,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.570% 01/01/18 (a)	10,155,000	10,155,000
GA Carroll County Development Authority
Industrial Revenue,
Royal Metal Products Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.460% 06/01/24 (a)	5,705,000	5,705,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,
LOC: Wachovia Bank N.A.
3.510% 12/01/24 (a)	24,000,000	24,000,000
GA Clayton County Development Authority
Delta Airlines, Inc.,
Series 2000 C, AMT,
LOC: General Electric Capital Corp.
3.550% 05/01/35 (a)	10,000,000	10,000,000
Wilson Holdings, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.510% 11/01/13 (a)	3,440,000	3,440,000
GA Cobb County Housing Authority
Series 2003, AMT,
SPA: Merrill Lynch Capital Services
3.540% 02/01/34 (a)	12,895,000	12,895,000
Series 2005,
SPA: Merrill Lynch Capital Services
3.540% 01/01/49 (a)	10,290,000	10,290,000
Terrell Mill II Associates,
Series 2003, AMT,
LOC: Regions Bank
3.500% 03/15/36 (a)	3,900,000	3,900,000
GA Columbia County Development Authority
Multi-Family Revenue,
Westwood Club Apartment Project,
Series 2002, AMT,
LOC: Keybank N.A.
3.470% 11/15/35 (a)	9,215,000	9,215,000

	Par ($)	Value ($)
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.620% 01/01/31 (a)	11,245,000	11,245,000
GA DeKalb County Housing Authority
Multi Family Revenue,
Series 2004, AMT,
SPA: Merrill Lynch Capital Services
3.540% 04/01/16 (a)	12,200,000	12,200,000
Multi-Family Revenue,
Stone Mill Run Apartments Project,
Series 1995 A, AMT,
LOC: First Tennessee Bank N.A.
3.500% 08/01/27 (a)	7,475,000	7,475,000
GA Dooly County Industrial Development Authority Revenue
Hambug Enterprises Project,
Series 2003, AMT,
LOC: Fifth Third Bank
3.670% 12/01/17 (a)	4,120,000	4,120,000
GA Douglas County Development Authority
Colonial Hills School Property Project,
Series 2004,
LOC: Branch Banking & Trust
3.450% 06/01/24 (a)	2,895,000	2,895,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.460% 07/01/37 (a)	8,000,000	8,000,000
GA Franklin County Industrial Building Authority Revenue
Bosal Industries Georgia, Inc. Project,
Series 1995,
LOC: Standard Federal Bank
3.500% 08/01/10 (a)	4,620,000	4,620,000
GA Fulco Hospital Authority
Piedmont Medical Center,
Series 1999,
LOC: SunTrust Bank
3.400% 03/01/24 (a)	8,760,000	8,760,000
GA Fulton County Development Authority
Leggett & Platt, Inc. Project,
Series 1992 A, AMT,
LOC: Wachovia Bank of Georgia
3.610% 06/01/27 (a)	3,900,000	3,900,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
OBH, Inc.,
Series 1999 B, AMT:
3.440% 12/01/18 (a)	34,870,000	34,870,000
3.440% 12/01/28 (a)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.460% 08/01/27 (a)	1,500,000	1,500,000
GA Gwinnett County Development Authority
Series 2004,
Insured: MBIA
3.450% 01/01/21 (a)	5,425,000	5,425,000
GA Gwinnett County Development Authority Industrial Development Revenue
Maltese Signs, Inc.,
Series 2000, AMT,
LOC: SunTrust Bank
3.510% 02/01/15 (a)	1,800,000	1,800,000
GA Houston County Development Authority
Perdue Farms, Inc.,
Series 2005, AMT,
LOC: SunTrust Bank
3.460% 01/01/18 (a)	6,000,000	6,000,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.460% 04/01/37 (a)	5,000,000	5,000,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank
3.460% 10/01/23 (a)	3,400,000	3,400,000
GA Private Colleges & Universities Authority
Mercer University Project,
Series 2003,
LOC: Branch Banking & Trust
3.470% 10/01/32 (a)	7,205,000	7,205,000
GA Stephens County Development Authority
Series 2005, AMT,
LOC: Provident Bank
3.520% 02/01/20 (a)	2,790,000	2,790,000

	Par ($)	Value ($)
GA Thomasville Payroll Development Authority
Scruggs Co. Project,
Series 2000,
LOC: First Union National Bank
3.560% 08/01/10 (a)	475,000	475,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT,
LOC: Branch Banking & Trust
3.550% 12/01/22 (a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
Lindbergh City Center Apartment,
Series 2004,
LOC: Regions Bank
3.480% 11/01/44 (a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT,
LOC: Branch Banking & Trust
3.550% 09/01/19 (a)	4,700,000	4,700,000
Georgia Total		406,115,000
Guam – 0.0%
GU International Airport Authority
Series 2003 C, AMT,
Insured: MBIA,
5.000% 10/01/06	1,250,000	1,251,215
Guam Total		1,251,215
Hawaii – 0.3%
HI ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: MBIA
3.350% 07/01/12 (a)	12,000,000	12,000,000
HI Airports System Revenue
Series 2004, AMT:
3.490% 01/01/10 (a)	2,660,000	2,660,000
Insured: FGIC
3.490% 01/01/10 (a)	1,690,000	1,690,000
Series 2006, AMT,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
3.520% 07/01/14 (a)	5,465,000	5,465,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
HI Honolulu City & County
Multi-Family Revenue,
Series 2005 PT-3151,
Insured: GNMA,
SPA: Merrill Lynch Capital Services
3.480% 06/20/35 (a)	4,175,000	4,175,000
HI State
Series 2004,
Insured: MBIA
3.450% 10/01/24 (a)	3,970,000	3,970,000
Hawaii Total		29,960,000
Idaho – 2.0%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.600% 09/01/21 (a)	4,160,000	4,160,000
ID Housing & Finance Association
Series 2002 A-38, AMT,
LOC: Wachovia Bank N.A.
3.500% 07/01/32 (a)	4,100,000	4,100,000
Series 2002 B-1, AMT,
LOC: Bayerische Landesbank
3.490% 07/01/33 (a)	10,495,000	10,495,000
Series 2002 D, AMT,
SPA: Bayerische Landesbank
3.490% 07/01/33 (a)	13,485,000	13,485,000
Single Family Mortgage Revenue:
Series 2001 F, AMT,
SPA: Bayerische Landesbank
3.490% 01/01/33 (a)	8,500,000	8,500,000
Series 2003 C, AMT,
SPA: Bayerische Landesbank
3.490% 07/01/34 (a)	9,205,000	9,205,000
Series 2004 C, AMT,
LIQ FAC: Lloyds TSB Bank PLC
3.490% 01/01/36 (a)	13,900,000	13,900,000
Series 2004 D,
LIQ FAC: Lloyds TSB Bank PLC
3.490% 01/01/36 (a)	17,965,000	17,965,000
Series 2005 B, AMT,
SPA: Lloyds TSB Bank PLC
3.490% 07/01/36 (a)	18,650,000	18,650,000
Series 2005 D, AMT,
SPA: Lloyds TSB Bank PLC
3.490% 01/01/37 (a)	8,900,000	8,900,000

	Par ($)	Value ($)
Series 2005 E,
LOC: Lloyds TSB Bank PLC
3.490% 01/01/37 (a)	9,450,000	9,450,000
Series 2006 B, AMT,
SPA: Lloyds TSB Bank PLC
3.490% 07/01/37 (a)	15,000,000	15,000,000
Series 2006 C, AMT,
SPA: Lloyds TSB Bank PLC
3.490% 01/01/38 (a)	15,000,000	15,000,000
Series 2006, AMT,
SPA: Lloyds TSB Bank PLC:
3.490% 07/01/37 (a)	9,650,000	9,650,000
3.490% 01/01/38 (a)	8,750,000	8,750,000
ID Power County Industrial Development Revenue
FMC Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A
3.460% 04/01/14 (a)	12,500,000	12,500,000
Idaho Total		179,710,000
Illinois – 3.9%
IL Addison Industrial Development Revenue
Series 1996, AMT,
LOC: LaSalle Bank N.A.
3.600% 07/01/21 (a)	1,795,000	1,795,000
IL Boone McHenry & Dekalb Counties Community Unit School District No. 100
Series 2005 PZ-50,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.480% 12/01/23 (a)	3,010,000	3,010,000
IL Chicago Board of Education
Series 2005 D-2,
Insured: CIFG,
LOC: DEPFA Bank PLC
3.580% 03/01/36 (a)	31,675,000	31,675,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT,
LOC: Northern Trust Co.
3.730% 11/01/22 (a)	1,450,000	1,450,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank
3.510% 12/01/18 (a)	1,140,000	1,140,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Chicago Industrial Development Revenue
Bullen Midwest Inc.,
Series 1997, AMT,
3.580% 11/01/17 (a)	1,040,000	1,040,000
Eli's Chicago's Finest Inc.,
Series 1996, AMT,
LOC: LaSalle Bank N.A.
3.510% 11/01/26 (a)	1,300,000	1,300,000
Flying Food Fare Midway,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
3.500% 12/01/28 (a)	4,900,000	4,900,000
IL Chicago Midway Airport Revenue
Series 1998 A, AMT,
Insured: MBIA
3.660% 01/01/29 (a)	3,300,000	3,300,000
Series 1998 B, AMT,
Insured: MBIA
3.660% 01/01/29 (a)	2,300,000	2,300,000
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT,
LOC: Harris Trust & Savings Bank
3.460% 07/01/34 (a)	13,565,000	13,565,000
Lincoln Village LLC,
Series 2006, AMT,
LOC: Harris N.A.
3.470% 06/01/40 (a)	8,437,000	8,437,000
North Larabee LP:
Series 2001 A, AMT,
LOC: Harris Trust & Savings Bank
3.530% 04/01/36 (a)	1,470,000	1,470,000
Series 2001 B,
LOC: Harris Trust & Savings Bank
3.530% 04/01/09 (a)	2,000,000	2,000,000
Renaissance Saint Luke LP,
Series 2004 A, AMT,
LOC: Harris Trust & Savings Bank
3.530% 01/01/39 (a)	3,740,000	3,740,000
IL Chicago O'Hare International Airport
Air France,
Series 1991, AMT,
LOC: Societe Generale
3.480% 05/01/18 (a)	8,200,000	8,200,000

	Par ($)	Value ($)
Series 1997, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.490% 01/01/16 (a)	17,150,000	17,150,000
Series 2003, AMT,
Insured: FSA:
3.480% 01/01/22 (a)	5,200,000	5,200,000
3.490% 07/01/11 (a)	5,500,000	5,500,000
Series 2003, AMT,
Insured: MBIA
3.490% 07/01/08 (a)	3,130,000	3,130,000
Series 2003,
Insured: FSA
3.490% 07/01/11 (a)	9,995,000	9,995,000
Series 2004,
Insured: MBIA
3.490% 01/01/17 (a)	4,000,000	4,000,000
IL Chicago Single Family Mortgage Revenue
Series 2006 F, AMT,
3.850% 09/07/07	3,500,000	3,500,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT,
LOC: JPMorgan Chase Bank
3.580% 12/01/15 (a)	1,100,000	1,100,000
IL Chicago Wastewater Transmission Revenue
Series 2004,
Insured: MBIA
3.480% 01/01/22 (a)	1,685,000	1,685,000
IL City of Bloomington
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
3.540% 01/01/44 (a)	4,395,000	4,395,000
IL Cook County
Series 2003,
Insured: MBIA
3.450% 11/15/21 (a)	2,795,000	2,795,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT,
LOC: American National Bank & Trust
3.700% 08/01/25 (a)	1,260,000	1,260,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Clingan Steel, Inc.,
Series 2003, AMT,
LOC: LaSalle National Bank
3.700% 12/01/23 (a)	3,950,000	3,950,000
Feltes Sand & Grave Co.,
Series 2003, AMT,
LOC: LaSalle Bank N.A.
3.510% 12/01/18 (a)	3,380,000	3,380,000
Forty Foot High Realty LLC,
Series 2002, AMT,
LOC: National City Bank
3.520% 12/01/27 (a)	4,310,000	4,310,000
HSU Properties LLC,
Series 2003, AMT,
LOC: Fifth Third Bank
3.670% 08/01/33 (a)	1,015,000	1,015,000
Knead Dough Banking Co.,
Series 2000, AMT,
LOC: Bank One N.A.
3.700% 09/01/25 (a)	1,035,000	1,035,000
Rainbow Graphics, Inc.,
Series 2003, AMT,
LOC: Bank One N.A.
3.700% 08/01/23 (a)	2,210,000	2,210,000
Royal Continental Box,
Series 1995 B, AMT,
LOC: LaSalle National Bank
3.510% 04/01/10 (a)	1,250,000	1,250,000
Ruebenson Real Estate LLC,
Series 1999 A,
LOC: National City Bank N.A.
3.520% 06/01/24 (a)	3,905,000	3,905,000
Series 1990 A, AMT,
LOC: Bank One Kentucky N.A.
3.600% 01/01/10 (a)	3,100,000	3,100,000
Unique Building Corp.,
Series 1989, AMT,
LOC: American National Bank & Trust Co.
3.640% 05/01/19 (a)	2,800,000	2,800,000
WM Plastics Project,
Series 2001, AMT,
LOC: LaSalle Bank N.A.
3.510% 08/01/26 (a)	3,700,000	3,700,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP,
Series 1997, AMT,
LOC: Bank One N.A.
3.560% 04/15/37 (a)	2,445,000	2,445,000

	Par ($)	Value ($)
Groot Industries, Inc.,
Series 2003,
LOC: Bank One N.A.
3.580% 12/01/23 (a)	5,130,000	5,130,000
Jewish Council Youth Service,
Series 2003,
LOC: Harris Trust Bank
3.480% 09/01/28 (a)	1,100,000	1,100,000
Lifesource Project,
Series 2000,
LOC: PNC Bank N.A.
3.430% 06/01/20 (a)	5,900,000	5,900,000
Multi-Family Revenue,
West Chicago Senior Apartment,
Series 2003, AMT,
LOC: Citibank N.A.
3.520% 02/01/38 (a)	6,700,000	6,700,000
Sexton Energy,
Series 2003, AMT,
LOC: Fifth Third Bank
3.490% 10/01/23 (a)	7,500,000	7,500,000
IL Educational Facilities Authority
Chaplin Hall Center Children Project,
Series 2003,
3.600% 07/01/24 (a)	2,945,000	2,945,000
National Louis University,
Series 1999 A,
LOC: America National Bank & Trust
3.450% 06/01/29 (a)	10,750,000	10,750,000
IL Elgin Industrial Development Revenue
Nelson Graphic, Inc. Project,
Series 2000, AMT,
3.510% 05/01/20 (a)	2,045,000	2,045,000
IL Elmhurst Industrial Development Revenue
John Sakash Co. Project,
Series 2000, AMT,
LOC: Citibank N.A.
3.510% 02/01/25 (a)	1,800,000	1,800,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A,
LOC: JPMorgan Chase Bank
3.700% 12/01/18 (a)	2,330,000	2,330,000
Series 2005, AMT,
LOC: National City Bank
3.520% 11/01/18 (a)	1,260,000	1,260,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Finance Authority
Meyer Industries LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.670% 08/01/36 (a)	2,800,000	2,800,000
Multi-Family Revenue,
Waterton Vistas II LLC,
Series 2004, AMT,
Insured: FNMA
3.500% 10/15/34 (a)	8,500,000	8,500,000
Plymouth Place, Inc.,
Series 2005 C,
LOC: LaSalle Bank N.A.
3.400% 05/15/37 (a)	18,300,000	18,300,000
IL Freeport
Multi-Family Revenue,
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.540% 01/01/44 (a)	3,995,000	3,995,000
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co.,
Series 1998,
3.530% 03/01/18 (a)	540,000	540,000
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II,
Series 2004, AMT,
LOC: First National Bank
3.450% 01/01/34 (a)	3,275,000	3,275,000
Pontiac Tower Associates III,
Series 2005, AMT,
LOC: Harris N.A.
3.450% 09/01/35 (a)	4,500,000	4,500,000
Series 2006 C, AMT,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.450% 07/01/41 (a)	5,660,000	5,660,000
Spring Creek Associates,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.460% 04/01/34 (a)	6,210,000	6,210,000
IL Industrial Development Revenue
Enterprise Center X Project,
Series 1992, AMT,
Insured: LaSalle National Bank
3.510% 06/01/22 (a)	4,300,000	4,300,000

	Par ($)	Value ($)
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995,
LOC: LaSalle Bank N.A.
3.810% 10/01/13 (a)	1,500,000	1,500,000
IL McLean & Woodford Counties School District No. 005
Series 2003,
Insured: FSA
3.450% 12/01/09 (a)	9,740,000	9,740,000
IL Metropolitan Pier & Exposition Authority Dedicated State Tax
Series 2004,
Insured: FGIC
3.480% 05/22/24 (a)	8,260,000	8,260,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT,
LOC: Fifth Third Bank
3.590% 07/01/15 (a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT,
LOC: Fifth Third Bank
3.590% 04/01/31 (a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT,
3.510% 08/01/29 (a)	3,670,000	3,670,000
IL Savanna Industrial Development Revenue
Metform Corp. Project,
Series 1994 B, AMT,
LOC: Bank One N.A.
3.700% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: LaSalle Bank N.A.
3.520% 12/01/33 (a)	2,400,000	2,400,000
IL Tinley Park Industrial Development Revenue
8300 West 185th Street LLC,
Series 1997 A, AMT,
LOC: American National Bank & Trust
3.610% 09/01/17 (a)	1,940,000	1,940,000
IL University Certificates of Participation
Series 2004,
Insured: FGIC
3.450% 03/01/11 (a)	5,250,000	5,250,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Upper River Valley Development Authority Industrial Development Revenue
Clover Properties LLC Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.510% 07/01/20 (a)	2,075,000	2,075,000
IL Urbana Multi-Family Housing Revenue
Prarie Green II Apartment Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.510% 06/01/29 (a)	1,365,000	1,365,000
IL Will County Community School District No. 161 Summit Hill
Series PT-2862,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
3.450% 01/01/25 (a)	14,865,000	14,865,000
IL Will County Exempt Facilities Revenue
Amoco Co.,
Series 1998, AMT,
3.650% 03/01/28 (a)	5,640,000	5,640,000
Illinois Total		354,177,000
Indiana – 2.3%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project,
Series 1999, AMT,
3.700% 08/01/17 (a)	2,700,000	2,700,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project,
Series 2002, AMT,
LOC: Fifth Third Bank
3.670% 11/01/32 (a)	2,965,000	2,965,000
IN Burns Harbor Economic Development Revenue
Dennen Steel Corp.,
Series 2003, AMT,
LOC: Standard Federal Bank
3.510% 12/01/23 (a)	1,630,000	1,630,000
IN Development Finance Authority
Economic Development Revenue,
Berry Holdings Co. LLC,
Series 1999, AMT,
LOC: Bank One N.A.
3.750% 01/01/09 (a)	460,000	460,000

	Par ($)	Value ($)
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT,
LOC: FHLB
3.640% 04/01/28 (a)	800,000	800,000
Vahala Foam Enterprises Project,
Series 2002, AMT,
LOC: Bank One N.A.
3.700% 09/01/17 (a)	1,500,000	1,500,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC,
Series 2002, AMT,
LOC: National City Bank of Indiana
3.570% 06/01/27 (a)	1,900,000	1,900,000
IN Evansville Economic Development Revenue
B & M Plastics, Inc. Project,
Series 2002, AMT,
LOC: Fifth Third Bank N.A.
3.670% 12/01/17 (a)	1,660,000	1,660,000
IN Finance Authority
Mittal Steel Co. N.V.,
Series 2006, AMT,
LOC: Bank of Montreal
3.500% 08/01/30 (a)	8,200,000	8,200,000
Psi Energy, Inc.,
Series 2005 B, AMT,
LOC: Calyon Bank
3.460% 10/01/40 (a)	10,500,000	10,500,000
Series 2005, AMT,
LOC: National City Bank
3.520% 10/01/12 (a)	4,000,000	4,000,000
IN Garrett Economic Development Revenue
Series 2005, AMT,
LOC: National City Bank
3.520% 01/01/21 (a)	5,565,000	5,565,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project:
Series 1997, AMT,
3.450% 10/01/27 (a)	5,000,000	5,000,000
Series 1999, AMT,
3.450% 01/01/29 (a)	7,000,000	7,000,000
Series 2000 A, AMT:
3.450% 01/01/28 (a)	10,000,000	10,000,000
3.450% 01/01/30 (a)	6,300,000	6,300,000
Series 2001 B, AMT,
3.450% 09/01/31 (a)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project,
Series 1996, AMT,
LOC: Key Bank N.A.
3.490% 02/01/11 (a)	2,000,000	2,000,000
Round Barn Manor Project,
Series 2003 A, AMT,
3.510% 01/01/28 (a)	3,182,000	3,182,000
IN Health Facility Financing Authority
Ascension Health:
Series 2001 A-1,
3.820% 11/15/36 (a)	30,000,000	30,000,000
Series 2005 A,
5.000% 05/01/07	13,160,000	13,255,542
Cardinal Center, Inc. Project,
Series 1996 A,
LOC: Key Bank N.A.
3.480% 12/01/16 (a)	460,000	460,000
IN Housing & Community Development Authority
Series 2005 B-3, AMT,
SPA: DEPFA Bank PLC
3.430% 07/01/36 (a)	17,000,000	17,000,000
IN Housing Finance Authority
Multi-Family Revenue,
Series 1997 M-A, AMT,
LOC: FHLB
3.480% 01/01/29 (a)	8,212,000	8,212,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2006, AMT,
Insured: AMBAC:
LIQ FAC: Dexia Credit Local
3.480% 01/01/14 (a)	5,275,000	5,275,000
LIQ FAC: JPMorgan Chase Bank
3.480% 01/01/14 (a)	16,800,000	16,800,000
SPA: Merrill Lynch Capital Services
3.480% 01/01/20 (a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT,
LOC: ABN AMRO Bank N.V.
3.510% 12/01/39 (a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.670% 08/01/21 (a)	2,465,000	2,465,000
Series 2003, AMT,
LOC: National City Bank of Kentucky
3.520% 04/01/23 (a)	4,790,000	4,790,000

	Par ($)	Value ($)
IN Lagrange Economic Development Revenue
LA Investments LLC,
Series 1999, AMT,
LOC: Bank One Indiana N.A.
3.700% 08/01/13 (a)	800,000	800,000
IN Mount Vernon Pollution Control Revenue
General Electric Co.,
Series 1998, AMT,
3.590% 11/01/18 (a)	5,500,000	5,500,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT,
LOC: FHLB
3.540% 06/01/27 (a)	2,365,000	2,365,000
IN Transportation Finance Authority
Highway Revenue,
Series 2004,
Insured: FGIC
3.450% 12/01/14 (a)	5,400,000	5,400,000
IN Washington County Industrial Economic Development Revenue
Series 2001, AMT,
LOC: National City Bank of Indiana
3.520% 08/01/16 (a)	4,195,000	4,195,000
IN Whiting Environmental Facilities Revenue
BP Amoco PLC,
Series 2000, AMT,
3.650% 07/01/31 (a)	1,000,000	1,000,000
Indiana Total		210,384,542
Iowa – 0.7%
IA Clinton Industrial Development Revenue
Series 1991, AMT,
LOC: Northern Trust Co.
3.530% 09/01/06 (a)	500,000	500,000
Series 2004,
LOC: Northern Trust Co.
3.530% 12/01/22 (a)	4,500,000	4,500,000
Sethness Products Co.,
Series 1996, AMT,
LOC: Northern Trust Co.
3.530% 09/01/11 (a)	2,500,000	2,500,000
IA Finance Authority Industrial Development Revenue
Ramsgate Corp.,
Series 2002, AMT,
LOC: U.S. Bank N.A.
3.520% 12/01/22 (a)	5,550,000	5,550,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
US Filter Operating Services, Inc.,
Series 2001 A,
LOC: Societe Generale
3.500% 11/01/17 (a)	3,720,000	3,720,000
IA Finance Authority
Retirement Community Revenue,
Deerfield Retirement,
Series 2003 A,
LOC: LaSalle Bank N.A.
3.400% 12/01/33 (a)	15,000,000	15,000,000
Single Family Mortgage Revenue:
Series 2002 A-46, AMT,
3.500% 07/01/24 (a)	5,550,000	5,550,000
Series 2003 F,
Insured: GNMA/FNMA,
LOC: Wells Fargo Bank N.A.
3.450% 01/01/33 (a)	5,405,000	5,405,000
Series 2004 B, AMT,
Insured: GNMA/FNMA,
SPA: DEPFA Bank PLC
3.450% 07/01/34 (a)	7,000,000	7,000,000
Series 2006 F, AMT,
Insured: GNMA/FNMA,
LIQ FAC: State Street Bank & Trust
3.770% 07/01/36 (a)	12,000,000	12,000,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001,
LOC: Wells Fargo Bank N.A.
3.500% 05/01/21 (a)	4,500,000	4,500,000
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT,
LOC: American National Bank & Trust
3.700% 01/01/11 (a)	1,000,000	1,000,000
Iowa Total		67,225,000
Kansas – 0.4%
KS Development Finance Authority
Exempt Facilities Revenue,
Seaboard Project,
Series 1995 A, AMT,
LOC: Bank of New York
3.490% 12/01/25 (a)	9,200,000	9,200,000

	Par ($)	Value ($)
Multi-Family Revenue,
Delaware Highlands,
Series 2005 C, AMT,
LOC: Arvest Bank,
3.510% 12/01/36 (a)	2,200,000	2,200,000
KS Fredonia Revenue
Systech Environmental Corp.,
Series 1989, AMT,
LOC: Banque National de Paris
3.460% 02/01/07 (a)	5,400,000	5,400,000
KS Sedgwick & Shawnee County
Single Family Revenue,
Series 2002,
3.480% 12/01/14 (a)	765,000	765,000
KS Wichita City
OBH, Inc.,
Series 1999, AMT,
3.440% 04/01/15 (a)	18,670,000	18,670,000
Kansas Total		36,235,000
Kentucky – 1.9%
KY ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.340% 05/15/12 (a)	9,995,000	9,995,000
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT,
LOC: Bank of the West
3.730% 10/01/19 (a)	4,650,000	4,650,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT,
LOC: Northern Trust Co.
3.530% 05/01/31 (a)	7,410,000	7,410,000
KY Danville Multi City Lease
3.660% 09/07/06	1,950,000	1,950,000
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development,
Series 2001, AMT,
LOC: National City Bank
3.470% 05/01/21 (a)	3,875,000	3,875,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National Bank of Kentucky
3.520% 05/01/18 (a)	3,945,000	3,945,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.,
Series 1994,
LOC: Fifth Third Bank
3.510% 05/01/14 (a)	2,040,000	2,040,000
Series 2006, AMT,
LOC: Fifth Third Bank
3.670% 07/01/26 (a)	3,100,000	3,100,000
KY Greenup County
Pathways, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.600% 12/01/18 (a)	1,820,000	1,820,000
KY Hopkinsville
Series 2006, AMT,
LOC: Branch Banking & Trust
3.550% 06/01/26 (a)	3,800,000	3,800,000
KY Housing Corp.
Clarksdale Rental I LP,
Series 2006 A, AMT,
LOC: PNC Bank Delaware,
3.490% 06/01/08 (a)	6,725,000	6,725,000
Single Family Mortgage Revenue,
Series 2006, AMT,
SPA: Merrill Lynch Capital Services, Inc.,
GIC: Trinity Funding Co. LLC
3.490% 01/01/09 (a)	7,445,000	7,445,000
KY Jefferson County Industrial Building Revenue
Dant Growth LLC,
Series 2002, AMT,
LOC: Bank One Kentucky N.A.
3.700% 09/01/22 (a)	3,580,000	3,580,000
Seven Counties Services, Inc.,
Series 1996,
LOC: Bank One of Kentucky N.A.
3.440% 06/01/11 (a)	650,000	650,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp.,
Series 1997, AMT,
LOC: National City Bank Kentucky
3.620% 06/01/12 (a)	710,000	710,000

	Par ($)	Value ($)
KY Jefferson County Retirement Home Revenue
Nazareth Library Project,
Series 1999,
LOC: Fifth Third Bank
3.600% 10/01/19 (a)	13,290,000	13,290,000
KY Kenton County Airport Board
FlightSafety International, Inc.,
Series 2001 A, AMT:
3.440% 06/01/21 (a)	17,900,000	17,900,000
3.440% 06/01/31 (a)	4,600,000	4,600,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998,
LOC: Fifth Third Bank
3.570% 07/01/18 (a)	970,000	970,000
Series 2002,
LOC: Fifth Third Bank
3.670% 04/01/17 (a)	2,740,000	2,740,000
KY Lexington-Fayette Urban County Educational Facilities Revenue
Series 2003,
3.600% 05/01/25 (a)	2,390,000	2,390,000
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT,
LOC: Regions Bank
3.510% 01/01/11 (a)	1,640,000	1,640,000
KY Louisville & Jefferson County Regional Airport Authority
United Parcel Service,
Series 1999 C, AMT,
3.590% 01/01/29 (a)	30,700,000	30,700,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
3.490% 03/01/21 (a)	6,000,000	6,000,000
KY Property & Buildings Commission
Series 2005 A,
Insured: FSA,
LIQ FAC: IXIS Municipal Products, Inc.
3.440% 10/01/19 (a)	14,975,000	14,975,000
KY Roaring Fork Municipal Products LLC
Series 2003 Class A, AMT,
Insured: FSA,
SPA: Bank of New York
3.560% 07/01/17 (a)	8,570,000	8,570,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
KY Rural Economic Development Authority Revenue
Heaven Hill Project,
Series 1991, AMT,
LOC: PNC Bank N.A.
3.490% 10/01/16 (a)	2,000,000	2,000,000
KY Shelby Industrial Building Revenue
Shelby Trust Co., Inc.,
Series 1998, AMT,
LOC: Fifth Third Bank
3.510% 06/01/18 (a)	2,230,000	2,230,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project,
Series 2004, AMT,
LOC: Fifth Third Bank
3.670% 06/01/24 (a)	2,100,000	2,100,000
Kentucky Total		171,800,000
Louisiana – 1.1%
LA Calcasieu Parish, Inc. Industrial Development Board
Citgo Petroleum Corp.:
Series 1994, AMT,
LOC: BNP Paribas
3.650% 12/01/24 (a)	10,400,000	10,400,000
Series 1996, AMT,
LOC: Natexis Banque Populair
3.650% 07/01/26 (a)	33,400,000	33,400,000
Hydroserve Westlake Project,
Series 1999, AMT,
LOC: Bank One Chicago N.A.
3.560% 12/01/24 (a)	5,100,000	5,100,000
LA Denham Springs-Livingston Housing & Mortgage Finance Authority
Series 2004 A,
3.720% 12/01/07 (a)	4,000,000	4,000,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004,
LOC: Whitney National Bank,
LOC: SunTrust Bank
3.460% 01/01/24 (a)	4,000,000	4,000,000
LA Offshore Terminal Authority
Loop LLC,
Series 2003 A,
LOC: SunTrust Bank
3.570% 09/01/14 (a)	4,500,000	4,500,000

	Par ($)	Value ($)
LA Parish of East Baton Rouge
Exxon Mobil Corp.,
Series 1989,
3.500% 11/01/19 (a)	22,000,000	22,000,000
LA State
Series 2005 MT-158,
Insured: AMBAC,
LIQ FAC: BNP Paribas
3.140% 10/15/18 (a)(b)	20,920,000	20,920,000
Louisiana Total		104,320,000
Maine – 0.0%
ME Housing Authority
General Housing Revenue,
Series 2005, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.490% 12/01/10 (a)	2,800,000	2,800,000
Maine Total		2,800,000
Maryland – 1.0%
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT,
LOC: Branch & Banking Trust
3.550% 07/01/24 (a)	5,150,000	5,150,000
MD Community Development Administration Department Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT,
LOC: Citibank N.A.
3.520% 11/15/38 (a)	10,000,000	10,000,000
Series 2004 F, AMT,
SPA: Lloyds TSB Bank PLC
3.430% 09/01/35 (a)	6,750,000	6,750,000
Series 2005 G, AMT,
3.200% 11/24/06	23,205,000	23,205,000
Series 2006 N, AMT,
3.720% 09/12/07	21,000,000	21,000,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.490% 10/01/39 (a)	8,345,000	8,345,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: Danske Bank
3.510% 02/01/40 (a)	11,985,000	11,985,000
Maryland Total		86,435,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

Massachusetts – 0.4%
	Par ($)	Value ($)
MA Development Finance Agency
Boston University,
Series 2002 R-4,
Insured: XLCA,
SPA: Societe Generale
3.540% 10/01/42 (a)	12,600,000	12,600,000
MA Health & Educational Facilities Authority
Partners Healthcare Systems,
Series 2003 D-6,
3.570% 07/01/17 (a)	6,000,000	6,000,000
MA State
Series 2006 A,
SPA: Dexia Credit Local
3.500% 03/01/26 (a)	15,300,000	15,300,000
Massachusetts Total		33,900,000
Michigan – 5.4%
MI Detroit School District
Series 2006,
4.500% 08/21/07	57,000,000	57,474,908
MI Detroit Water Supply Systems
Series 2001 C,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.400% 07/01/29 (a)	66,445,000	66,445,000
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project,
Series 2003 A, AMT,
LOC: LaSalle Bank
3.500% 06/01/38 (a)	9,500,000	9,500,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC
3.520% 06/01/30 (a)	20,000,000	20,000,000
Series 2006 C, AMT,
Insured: FSA,
SPA: Fortis Bank SA
3.630% 04/01/41 (a)	25,220,000	25,220,000
Series 2006 R, AMT,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.480% 10/01/42 (a)	5,250,000	5,250,000

	Par ($)	Value ($)
Series 2006, AMT,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.480% 10/01/42 (a)	8,125,000	8,125,000
Single Family Mortgage Revenue,
Series 2005 B, AMT:
LOC: DEPFA Bank PLC
3.520% 06/01/30 (a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC
3.520% 12/01/25 (a)	13,635,000	13,635,000
MI Municipal Bond Authority
Series 2006 B-1,
4.500% 08/20/07	29,340,000	29,564,355
MI Roaring Fork Municipal Products LLC
Series 2003, AMT,
Insured: AMBAC,
SPA: Bank of New York
3.560% 03/01/24 (a)	10,035,000	10,035,000
Series 2006, AMT,
Insured: AMBAC,
SPA: Bank of New York
3.530% 03/01/31 (a)	8,748,000	8,748,000
MI Strategic Fund Ltd.
American Autocoat, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.670% 10/01/22 (a)	5,970,000	5,970,000
B & C Leasing LLC,
Series 1999, AMT,
LOC: LaSalle Bank N.A.
3.500% 07/01/24 (a)	2,500,000	2,500,000
Erin Flint Properties LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.670% 07/01/26 (a)	4,160,000	4,160,000
Home, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.670% 11/01/22 (a)	2,010,000	2,010,000
LRV Enterprises LLC,
Series 1996, AMT,
LOC: National City Bank
3.620% 09/01/21 (a)	575,000	575,000
Michigan Turkey Producers,
Series 2000 A, AMT,
LOC: Fifth Third Bank
3.510% 05/01/15 (a)	1,600,000	1,600,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 1999, AMT,
LOC: National City Bank
3.570% 06/01/24 (a)	1,110,000	1,110,000
Series 2000, AMT,
LOC: KeyBank N.A.
3.550% 07/01/20 (a)	2,130,000	2,130,000
Series 2003, AMT:
LOC: Fifth Third Bank
3.670% 08/01/23 (a)	955,000	955,000
LOC: National City Bank
3.520% 12/01/28 (a)	3,005,000	3,005,000
MI Strategic Fund Solid Waste Disposal Revenue
Grayling Generating,
Series 1990, AMT,
LOC: Barclays Bank of New York
3.450% 01/01/14 (a)	900,000	900,000
MI Wayne Charter County Airport Authority
Series 2002 A, AMT,
Insured: FGIC
3.460% 12/01/32 (a)	140,320,000	140,320,000
MI Wayne County Airport Authority
Series 2005 MT-115,
Insured: MBIA,
LIQ FAC: Svenska Handelsbank
3.490% 12/01/17 (a)	18,140,000	18,140,000
Series 2005 PT-2667, AMT,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.490% 12/01/23 (a)	18,330,000	18,330,000
Series 2005, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.490% 12/01/34 (a)	6,600,000	6,600,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.490% 12/01/29 (a)	5,900,000	5,900,000
Michigan Total		489,072,263
Minnesota – 1.0%
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT,
LOC: U.S. Bank N.A.
3.620% 11/01/20 (a)	2,035,000	2,035,000

	Par ($)	Value ($)
MN Higher Education Facilities Authority Revenue
Hamline University,
Series 2005 6-E1,
LOC: Harris Bank N.A.
3.430% 10/01/16 (a)	3,900,000	3,900,000
MN Housing Finance Agency
Residential Housing Revenue:
Series 2005 I, AMT,
SPA: Lloyds TSB Bank PLC
3.450% 01/01/36 (a)	39,560,000	39,560,000
Series 2006 C, AMT,
SPA: State Street Bank & Trust Co.
3.450% 01/01/37 (a)	11,735,000	11,735,000
MN Minneapolis Multi-Family Housing Revenue
Driftwood Apartments,
Series 2002, AMT,
LOC: U.S. Bank
3.520% 10/01/24 (a)	2,000,000	2,000,000
Gateway Real Estate,
Series 2002, AMT,
LOC: LaSalle Bank N.A.
3.470% 10/01/32 (a)	3,000,000	3,000,000
MN Minneapolis St. Paul Metropolitan Airports Commission
Airport Revenue:
Series 2004, AMT,
Insured: FGIC
3.490% 09/03/09 (a)	11,670,000	11,670,000
Series 2005 PT-2834, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.590% 01/01/14 (a)(b)	2,545,000	2,545,000
MN Springfield Industrial Development Revenue
OCHS Brick Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.510% 05/01/16 (a)	4,110,000	4,110,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP,
Series 2005, AMT,
LOC: Wells Fargo Bank N.A.
3.500% 12/01/12 (a)	3,400,000	3,400,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
MN Washington County Housing & Redevelopment Authority
Multi-Family Revenue,
Series 2005 MT-154,
LOC: FHLMC
3.480% 12/31/25 (a)	7,000,000	7,000,000
Minnesota Total		90,955,000
Mississippi – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT,
LOC: Branch Banking & Trust Co.
3.550% 03/01/15 (a)	1,590,000	1,590,000
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
3.550% 03/01/25 (a)	2,235,000	2,235,000
Jackson Academy LLC,
Series 2005,
LOC: AmSouth Bank
3.440% 08/01/25 (a)	7,170,000	7,170,000
Mississippi Total		10,995,000
Missouri – 1.2%
MO ABN AMRO Munitops Certificate Trust
Series 2006,
Insured: FSA,
SPA: ABN AMBRO Bank N.V.
3.620% 03/01/14 (a)	12,995,000	12,995,000
MO Development Finance Board Facilities Revenue
St. Louis Air Project,
Series 2000, AMT,
LOC: National Bank & Trust
3.470% 03/01/30 (a)	1,500,000	1,500,000
MO Higher Education Loan Authority Student Loan Revenue
Series 1991 B, AMT,
Insured: MBIA
3.470% 03/01/20 (a)	28,400,000	28,400,000
MO Industrial Development Authority
Multi-Family Housing Revenue,
Crook Creek Apartments II:
Series 2004 A, AMT,
LOC: LaSalle National Bank
3.500% 09/01/39 (a)	5,600,000	5,600,000

	Par ($)	Value ($)
Series 2004 B, AMT,
LOC: FHLB
3.540% 09/01/39 (a)	750,000	750,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue,
Mountain Grove #1, Inc.,
Series 1997, AMT,
LOC: Wachovia Bank
3.500% 11/01/13 (a)	1,830,000	1,830,000
MO Nodaway Industrial Development Authority
Educational Facilities Revenue,
Northwest Foundation, Inc.,
Series 2002,
LOC: U.S. Bank N.A.
3.470% 11/01/32 (a)	3,990,000	3,990,000
MO SCA Tax Exempt Trust
Series 2005 PT-2525,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.460% 01/01/30 (a)	8,715,000	8,715,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT,
LOC: U.S. Bank N.A.
3.540% 03/01/38 (a)	19,730,000	19,730,000
Multi-Family Housing Revenue:
Metro Lofts Apartments,
Series 2003 A, AMT,
Insured: FNMA
3.480% 03/15/36 (a)	13,250,000	13,250,000
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.540% 12/01/45 (a)	7,075,000	7,075,000
United States Tape & Label Corp.,
Series 1999, AMT,
LOC: LaSalle Bank N.A.
3.500% 08/01/19 (a)	2,300,000	2,300,000
MO Wright City Industrial Revenue
Series 2002, AMT,
LOC: LaSalle Bank N.A.
3.450% 04/01/32 (a)	2,000,000	2,000,000
Missouri Total		108,135,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

Montana – 0.5%
	Par ($)	Value ($)
MT Board Investment Resource Recovery Revenue
Colstrip Energy LP,
Series 1989, AMT,
LOC: Union Bank of California, N.A.
3.550% 12/30/15 (a)	41,150,000	41,150,000
Montana Total		41,150,000
Nebraska – 0.4%
NE Educational Finance Authority
Creighton University,
Series 2005 C,
Insured: FGIC,
SPA: JPMorgan Chase Bank
3.570% 07/01/35 (a)	12,650,000	12,650,000
NE Investment Finance Authority
Single Family Housing Revenue,
Series 2005 D, AMT,
SPA: FHLB
3.490% 09/01/35 (a)	23,000,000	23,000,000
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT,
LOC: Wells Fargo Bank N.A.
3.510% 11/01/20 (a)	4,790,000	4,790,000
Nebraska Total		40,440,000
Nevada – 0.8%
NV Clark County Airport Revenue
Series 2004, AMT,
Insured: FGIC
3.480% 07/01/22 (a)	5,020,000	5,020,000
Series 2005 E-2,
Insured: FGIC,
LOC: Bayerische Landesbank
3.480% 07/01/36 (a)	8,795,000	8,795,000
Series 2005,
Insured: AMBAC,
SPA: Deutsche Bank A.G.
3.450% 07/01/40 (a)	3,435,000	3,435,000
NV Clark County Industrial Development Revenue
Series 2005,
Insured: FGIC
3.480% 12/01/12 (a)	2,495,000	2,495,000

	Par ($)	Value ($)
NV Clark County School District
Series 2001 A,
Insured: FSA,
SPA: State Street Bank & Trust Co.
3.500% 06/15/21 (a)	4,070,000	4,070,000
NV Director of the State Department of Business & Industry Pollution Control Revenue
Barrick Gold Corp.,
Series 1999, AMT,
LOC: Royal Bank of Canada
3.450% 06/01/29 (a)	11,500,000	11,500,000
NV Housing Division
Sonoma Palms LP,
Series 2005, AMT,
Insured: FNMA
3.450% 04/15/39 (a)	16,300,000	16,300,000
NV Las Vegas
Series 2006 C,
LOC: Lloyds TSB Bank PLC
3.560% 06/01/36 (a)	22,900,000	22,900,000
Nevada Total		74,515,000
New Hampshire – 0.0%
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.460% 09/01/12 (a)	3,500,000	3,500,000
New Hampshire Total		3,500,000
New Jersey – 0.3%
NJ State
Series 2005,
Insured: AMBAC,
SPA: Dexia Credit Local
3.680% 07/15/19 (a)	23,910,000	23,910,000
New Jersey Total		23,910,000
New Mexico – 0.3%
NM Finance Authority
State Transition Revenue,
Series 2004,
3.450% 06/15/23 (a)	5,190,000	5,190,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NM Mortgage Finance Authority
Series 2006, AMT,
GIC: Trinity Funding Co. LLC
4.580% 03/01/41 (a)	18,096,010	18,096,010
New Mexico Total		23,286,010
New York – 4.6%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: PSFG
3.350% 02/01/11 (a)	8,960,000	8,960,000
NY Energy Research & Development Authority
Consolidated Edison Co.,
Series 2004 C-2, AMT,
LOC: Citibank N.A.
3.470% 11/01/39 (a)	5,500,000	5,500,000
NY Housing Finance Agency
17th & 10th Associates,
Series 2006 A, AMT,
LOC: Landesbank Baden-Wurttemberg
3.420% 11/01/39 (a)	94,000,000	93,999,116
NY Jay Street Development Corp.
Series 2001 A-2,
LOC: DEPFA Bank PLC
3.510% 05/01/20 (a)	7,000,000	7,000,000
NY Metropolitan Transportation Authority
Series 2005 G,
LOC: BNP Paribas
3.570% 11/01/26 (a)	25,480,000	25,480,000
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 11/15/30 (a)	10,000,000	10,000,000
NY New York City Housing Development Corp.
Clinton 54 LLC,
Series 2002 A, AMT,
Insured: FNMA
3.420% 08/15/32 (a)	6,800,000	6,800,000
Series 1999 A, AMT,
Insured: FNMA
3.420% 04/15/29 (a)	26,800,000	26,800,000
Series 2004 A, AMT,
Insured: FNMA
3.420% 05/15/34 (a)	47,585,000	47,585,000

	Par ($)	Value ($)
NY New York City Municipal Water Finance Authority
Series 2000 C,
SPA: Dexia Credit Local
3.540% 06/15/33 (a)	5,500,000	5,500,000
Series 2005 AA-1,
3.590% 06/15/32 (a)	49,700,000	49,700,000
Series 2005 Class A,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.670% 06/15/36 (a)	16,495,000	16,495,000
NY New York City Transitional Finance Authority
Series 2001 B,
SPA: Landesbank Baden-Wurttemberg
3.540% 02/01/31 (a)	36,325,000	36,325,000
NY New York City
Series 1994 B,
Insured: MBIA,
LOC: Landesbank Hessen-Thuringen
3.560% 08/15/23 (a)	4,700,000	4,700,000
Series 2001 A-6,
Insured: FSA,
SPA: Dexia Credit Local
3.540% 11/01/26 (a)	15,520,000	15,520,000
Series 2004 -H1,
LOC: Bank of New York
3.540% 03/01/34 (a)	23,380,000	23,380,000
Series 2006 -H2,
LOC: Dexia Credit Local
3.560% 01/01/36 (a)	24,550,000	24,550,000
NY Port Authority of New York & New Jersey
3.620% 09/06/06	9,195,000	9,195,000
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.470% 12/15/32 (a)	3,245,000	3,245,000
NY Triborough Bridge & Tunnel Authority
Series 1997,
5.000% 01/01/07	3,830,000	3,841,001
New York Total		424,575,117
North Carolina – 1.3%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT,
LOC: Branch Bank & Trust
3.550% 12/01/15 (a)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT,
LOC: Branch Banking & Trust
3.550% 06/01/24 (a)	1,635,000	1,635,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT,
LOC: Branch Banking & Trust
3.550% 12/01/21 (a)	2,870,000	2,870,000
NC Charlotte Airport Revenue
Series 1997 A, AMT,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.460% 07/01/17 (a)	13,405,000	13,405,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT,
3.550% 04/01/26 (a)	5,000,000	5,000,000
NC Education Assistance Authority
Series 2005 A-2, AMT,
Insured: AMBAC,
LOC: Branch Banking & Trust
3.480% 09/01/35 (a)	70,000,000	70,000,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc.,
Series 2000, AMT,
LOC: Regions Bank
3.460% 06/01/20 (a)	2,070,000	2,070,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT,
LOC: SunTrust Bank
3.460% 12/01/35 (a)	5,140,000	5,140,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project,
Series 1996, AMT,
LOC: Bank One Milwaukee N.A.
3.700% 01/01/11 (a)	1,280,000	1,280,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills,
Series 1999, AMT,
LOC: Branch Banking & Trust
3.550% 02/01/13 (a)	3,595,000	3,595,000

	Par ($)	Value ($)
Hamlin Sheet Metal Co.,
Series 1997, AMT,
LOC: Branch Banking & Trust
3.550% 11/01/17 (a)	1,900,000	1,900,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT,
LOC: SunTrust Bank
3.510% 09/01/35 (a)	4,640,000	4,640,000
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT,
LOC: Branch Banking & Trust
3.550% 09/01/22 (a)	2,500,000	2,500,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project,
Series 1999, AMT,
LOC: Branch Banking & Trust
3.550% 03/01/14 (a)	3,590,000	3,590,000
North Carolina Total		120,625,000
North Dakota – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT,
Insured: FSA,
SPA: FHLMC
3.470% 01/01/34 (a)	10,600,000	10,600,000
North Dakota Total		10,600,000
Ohio – 1.9%
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank
3.440% 04/01/18 (a)	4,545,000	4,545,000
OH Centerville Care Revenue
Series 1994,
LOC: National City Bank
3.440% 11/01/13 (a)	835,000	835,000
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art,
Series 2005 B,
SPA: JPMorgan Chase Bank
3.400% 10/01/40 (a)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank Trust, N.A.
3.430% 01/01/30 (a)	8,900,000	8,900,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.540% 03/15/36 (a)	11,705,000	11,705,000
OH Cuyahoga County Health Care Facilities Revenue
Series 2005,
LOC: KeyBank N.A.
3.440% 08/01/32 (a)	19,630,000	19,630,000
OH Franklin County Multi-Family Housing Revenue,
Series 2005, AMT,
LOC: Fifth Third Bank
3.670% 08/01/35 (a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A.
3.550% 09/01/16 (a)	240,000	240,000
OH Hamilton County Health Care Facilities Revenue
Talbert Services, Inc.,
Series 2002,
LOC: Fifth Third Bank
3.600% 07/01/27 (a)	4,075,000	4,075,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc.,
Series 1999, AMT,
LOC: National City Bank
3.550% 06/01/14 (a)	1,035,000	1,035,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT,
LOC: FHLB
3.600% 01/01/31 (a)	730,000	730,000
OH Housing Finance Agency
Series 2003 C, AMT,
Insured: GNMA,
SPA: FHLB
3.480% 09/01/34 (a)	6,235,000	6,235,000
Series 2005, AMT
Insured: FHA,
SPA: FHLB
3.480% 09/01/35 (a)	24,500,000	24,500,000
OH Industrial Development Revenue
Series 1994, AMT,
LOC: Fifth Third Bank
3.570% 09/01/09 (a)	1,045,000	1,045,000

	Par ($)	Value ($)
OH Lucas County Industrial Development Revenue
Series 1997,
3.620% 07/01/09 (a)	695,000	695,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.420% 12/01/28 (a)	13,000,000	13,000,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank
3.670% 09/01/23 (a)	1,375,000	1,375,000
OH Muskingham Watershed Conservancy District
Series 2003,
LOC: Fifth Third Bank
3.600% 05/01/23 (a)	2,900,000	2,900,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc.,
Series 1999, AMT,
LOC: KeyBank N.A.
3.550% 06/01/19 (a)	2,530,000	2,530,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International, Inc., Project,
Series 1998-1, AMT,
3.440% 01/01/18 (a)	15,800,000	15,800,000
OH University of Toledo
Series 2002,
Insured: FGIC,
SPA: U.S. Bank N.A.
3.570% 06/01/32 (a)	25,700,000	25,700,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2006 A, AMT,
LOC: Barclays Bank PLC
3.480% 06/15/33 (a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.670% 09/01/16 (a)	1,395,000	1,395,000
Ohio Total		170,570,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

Oklahoma – 2.2%
	Par ($)	Value ($)
OK Claremore Industrial & Redevelopment Industrial Development Authority Revenue
Whirlwind Steel Buildings Project,
Series 2001, AMT,
LOC: Chase Manhattan Bank
3.700% 09/01/16 (a)	1,660,000	1,660,000
OK Development Finance Authority Revenue
Series 1997, AMT,
LOC: Bank of New York
3.490% 03/01/27 (a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT,
SPA: Merrill Lynch Capital Services
3.480% 01/01/09 (a)	925,000	925,000
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.670% 10/01/23 (a)	1,890,000	1,890,000
OK Morgan Keegan Municipal Products, Inc.
Series 2005 D, AMT,
SPA: BNP Paibas
3.640% 02/01/10 (a)	14,070,000	14,070,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT,
LOC: PNC Bank N.A.
3.510% 10/01/21 (a)	5,000,000	5,000,000
OK Turnpike Authority
Series 2006 C,
Insured: XLCA
3.400% 01/01/28 (a)	96,160,000	96,160,000
Series 2006 E,
Insured: XLCA
3.390% 01/01/28 (a)	27,000,000	27,000,000
Series 2006 SR,
Insured: XLCA
3.390% 01/01/28 (a)	43,000,000	43,000,000
Oklahoma Total		198,505,000

Oregon – 1.7%
	Par ($)	Value ($)
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT,
LOC: Wachovia Bank N.A.
3.460% 01/01/17 (a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd.,
Series 1996, AMT,
LOC: U.S. Bank of Washington
3.520% 11/01/16 (a)	1,000,000	1,000,000
OR Homeowner Revenue
Series 2006, AMT,
SPA: Merrill Lynch Capital Services, Inc.,
GIC: Trinity Funding Co. LLC
3.490% 05/01/10 (a)	91,765,000	91,765,000
OR Housing & Community Services Departmente
Series 2006 F, AMT,
SPA: State Street Bank & Trust Co.
3.450% 07/01/37 (a)	6,700,000	6,700,000
OR Port Portland Special Obligation Revenue
Portland Bulk Terminal,
Series 2006, AMT,
LOC: Canadian Imperial Bank of Commerce
3.460% 03/01/36 (a)	38,300,000	38,300,000
OR Roaring Fork Municipal Products LLC
Series 2003 A, AMT
Insured: FGIC,
SPA: Bank of New York
3.560% 07/01/15 (a)	7,760,000	7,760,000
Oregon Total		153,175,000
Pennsylvania – 4.8%
PA ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.340% 11/15/12 (a)	10,130,000	10,130,000
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT,
LOC: Wachovia Bank N.A.
3.560% 01/01/13 (a)	2,030,000	2,030,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Chester County Health & Education Facilities Authority
Simpson Meadows,
Series 2000,
LOC: Wachovia Bank N.A.
3.420% 10/01/30 (a)	7,945,000	7,945,000
PA Delaware County Industrial Development Authority
United Parcel Service,
Series 1985,
3.540% 12/01/15 (a)	21,900,000	21,900,000
PA Economic Development Financing Authority
Series 2004,
3.480% 11/01/21 (a)	3,000,000	3,000,000
Series 2005 R-394,
Insured: AMBAC,
LOC: Citibank N.A.
3.470% 12/01/18 (a)	2,495,000	2,495,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series 1998, AMT,
LOC: PNC Bank N.A.
3.530% 03/01/09 (a)	930,000	930,000
PA Emmaus General Authority
Series 1989 F,
LOC: DEPFA Bank PLC
3.430% 03/01/24 (a)	23,600,000	23,600,000
Series 1989,
LOC: DEPFA Bank PLC:
3.430% 03/01/24 (a)	12,700,000	12,700,000
3.430% 03/01/24 (a)	15,200,000	15,200,000
3.430% 03/01/24 (a)	22,800,000	22,800,000
PA Gas Works Revenue
3.570% 09/01/06	45,000,000	45,000,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005,
LOC: Fifth Third Bank
3.460% 12/01/29 (a)	9,775,000	9,775,000
PA Higher Education Assistance Agency
Series 1995 A,
Insured: AMBAC,
SPA: Morgan Stanley Bank
3.480% 12/01/25 (a)	123,500,000	123,500,000
PA Housing Finance Agency
Series 2005 87-B, AMT,
SPA: DEPFA Bank PLC
3.450% 04/01/35 (a)	300,000	300,000

	Par ($)	Value ($)
Series 2005 91-B, AMT,
SPA: DEPFA Bank PLC
3.420% 10/01/36 (a)	70,000,000	70,000,000
Series 2006 94-B, AMT,
SPA: Dexia Credit Local
3.420% 04/01/27 (a)	22,165,000	22,165,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.440% 07/01/18 (a)	11,000,000	11,000,000
PA Moon Industrial Development Authority
One Thorn Run Associates,
Series 1995 A, AMT,
LOC: National City Bank
3.520% 11/01/15 (a)	5,030,000	5,030,000
PA Philadelphia Redevelopment Authority
Series 2005, AMT,
Insured: FGIC
3.460% 04/15/24 (a)	10,240,000	10,240,000
PA South Fork Municipal Authority
Conemaugh Valley Memorial Hospital,
Series 1998 A,
Insured: MBIA,
LIQ FAC: PNC Bank N.A.
3.560% 07/01/28 (a)	12,000,000	12,000,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT,
LOC: National City Bank N.A.
3.560% 04/01/17 (a)	2,890,000	2,890,000
Series 1998 A, AMT,
LOC: National City Bank N.A.
3.520% 10/01/13 (a)	2,505,000	2,505,000
Pennsylvania Total		437,135,000
South Carolina – 1.4%
SC Housing Finance & Development Authority
Arrington Place Apartment LP,
Series 2001, AMT,
LOC: SunTrust Bank
3.510% 12/01/33 (a)	1,295,000	1,295,000
Improvement Bayside Apartments,
LOC: Wachovia Bank N.A.
3.460% 07/15/39 (a)	17,250,000	17,250,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Oakfield Ltd. Co.,
Series 2004, AMT,
LOC: National Bank of South Carolina
3.560% 10/01/25 (a)	2,740,000	2,740,000
Series 2005 R-398,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.480% 07/01/34 (a)	2,080,000	2,080,000
Series 2006 B, AMT,
Insured: AMBAC,
3.900% 07/23/07	13,090,000	13,090,000
Series 2006-1388, AMT,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.480% 07/01/10 (a)	5,320,000	5,320,000
Spring Groven LP,
Series 2000,
LOC: SunTrust Bank
3.460% 12/01/34 (a)	7,325,000	7,325,000
SC Jobs Economic Development Authority
Abraham Industries LLC,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.530% 05/01/14 (a)	4,550,000	4,550,000
Banks Construction Co.,
Series 1999, AMT,
LOC: Wachovia Bank of North Carolina
3.510% 05/01/09 (a)	1,100,000	1,100,000
Imagepoint, Inc.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.510% 12/01/23 (a)	3,910,000	3,910,000
Kravet Fabrics, Inc.,
Series 1997, AMT,
LOC: Bank of New York
3.490% 03/01/12 (a)	2,050,000	2,050,000
Mancor Industries, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.530% 05/01/14 (a)	1,100,000	1,100,000
Performance Friction Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A.
3.460% 06/01/12 (a)	3,390,000	3,390,000

	Par ($)	Value ($)
Pine River Plastics, Inc. Project,
Series 2000, AMT,
LOC: Comerica
3.510% 03/01/11 (a)	2,500,000	2,500,000
Quoize, Inc., Project,
Series 1996, AMT,
LOC: Bank of New York
3.550% 05/01/16 (a)	4,225,000	4,225,000
Raynor USA Southeast,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.510% 05/01/20 (a)	4,655,000	4,655,000
Rock Tennessee Converting Co.,
Series 2002, AMT,
LOC: SunTrust Bank
3.510% 04/01/32 (a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT,
LOC: Branch Banking & Trust
3.550% 11/01/22 (a)	1,070,000	1,070,000
Southeastern Fly Ash Co.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.460% 01/01/14 (a)	8,400,000	8,400,000
SoPakCo., Inc.,
Series 2006, AMT,
LOC: Regions Bank
3.480% 02/01/16 (a)	7,945,000	7,945,000
Titan Wheel International, Inc.,
Series 1995, AMT,
LOC: LaSalle Bank N.A.
3.510% 02/01/10 (a)	1,500,000	1,500,000
Vista Hotel Partners LLC,
Series 2005, AMT,
LOC: SunTrust Bank
3.460% 12/01/35 (a)	11,300,000	11,300,000
Waste Management,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
3.460% 07/01/24 (a)	5,000,000	5,000,000
SC Kershaw County Industrial Development Revenue
DeRoyal Textiles, Inc.,
Series 1994, AMT,
LOC: SunTrust Bank of Nashville
3.460% 12/01/07 (a)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
SC Piedmont Municipal Power Agency
Electric Revenue:
Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.430% 01/01/34 (a)	8,100,000	8,100,000
Series 2004 B-3,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.430% 01/01/34 (a)	4,825,000	4,825,000
South Carolina Total		129,220,000
South Dakota – 0.2%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project,
Series 1996 B, AMT,
LOC: U.S. Bank N.A.
3.620% 08/01/08 (a)	200,000	200,000
SD Housing Development Authority
Series 2004 G, AMT,
SPA: Landesbank Hessen-Thuringen
3.450% 05/01/34 (a)	10,000,000	10,000,000
Series 2005 G, AMT,
SPA: DEPFA Bank PLC
3.450% 05/01/35 (a)	8,300,000	8,300,000
South Dakota Total		18,500,000
Tennessee – 3.6%
TN Blount County Industrial Development Revenue
Arrowhead Partners LP,
Series 2003, AMT,
LOC: SunTrust Bank
3.510% 12/01/13 (a)	3,700,000	3,700,000
TN Blount County Public Building Authority
Series 2001 A-3-A,
Insured: AMBAC,
SPA: Landesbank Baden-Wurttemberg
3.610% 06/01/26 (a)	20,000,000	20,000,000
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc.,
Series 1997, AMT,
LOC: Union Planters Bank
3.950% 06/01/12 (a)	4,190,000	4,190,000

	Par ($)	Value ($)
TN Franklin County Health & Educational Facilities
University of the South,
Series 1998 B,
LOC: AmSouth Bank of Alabama
3.440% 09/01/18 (a)	6,005,000	6,005,000
TN Franklin County Industrial Development Board Industrial Development Revenue
Zanini Tennessee, Inc.,
Series 2005 A, AMT,
LOC: Regions Bank
3.560% 12/01/20 (a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Industrial Development Revenue
Packaging Services, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.510% 05/01/18 (a)	2,800,000	2,800,000
TN Jefferson City Industrial Development Board Industrial Development Revenue
Nashua Corp.,
Series 2004 B, AMT,
LOC: LaSalle Bank N.A.
3.510% 12/01/24 (a)	1,800,000	1,800,000
TN Knox County First Utility District Water & Sewer Revenue
Series 2003,
LOC: AmSouth Bank
3.530% 12/01/10 (a)	6,330,000	6,330,000
TN Memphis Center City Revenue Finance Corp.
Multi-Family Housing Revenue,
Series 2000 PT-1220,
LOC: Merrill Lynch Capital Services
3.460% 11/06/29 (a)(c)	4,000,000	4,000,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.510% 12/01/35 (a)	3,250,000	3,250,000
Alco Knollcrest Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.510% 12/01/35 (a)	2,225,000	2,225,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Springdale Creek Apartments Project,
Series 2003 A, AMT,
LOC: First Tennessee Bank
3.700% 01/01/35 (a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board:
Belmont University,
Series 2002,
LOC: SunTrust Bank
3.400% 12/01/22 (a)	9,500,000	9,500,000
Wedgewood Towers LP,
Series 2004 A,
LOC: AmSouth Bank
3.720% 06/01/34 (a)	1,000,000	1,000,000
Industrial Development Board,
Series 1989,
LOC: AmSouth Bank of Alabama
3.490% 12/01/14 (a)	4,895,000	4,895,000
TN Metropolitan Nashville Airport Authority
Series 2003, AMT,
LOC: SunTrust Bank
3.460% 07/01/12 (a)	1,290,000	1,290,000
Embraer Aircraft Services, Inc.,
Series 2005, AMT,
LOC: Regions Bank
3.710% 04/01/30 (a)	3,910,000	3,910,000
TN Monroe County Industrial Development Board
Series 2006, AMT,
LOC: SunTrust Bank
3.460% 01/01/21 (a)	8,000,000	8,000,000
TN Morgan Keegan Municipal Products, Inc.
Series 2005 C, AMT,
LIQ FAC: BNP Paribas
3.510% 08/09/07 (a)	174,985,000	174,985,000
TN SCA Tax Exempt Trust
Series 2005 PT-2524,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.460% 01/01/30 (a)	12,400,000	12,400,000
TN Sevier County Industrial Development Board
Series 2005, AMT,
LOC: Branch Banking & Trust,
3.550% 09/01/25 (a)	2,300,000	2,300,000

	Par ($)	Value ($)
TN Sevierville Public Building Authority
Series 2006,
Insured: XLCA,
SPA: DEPFA Bank PLC
3.590% 06/01/28 (a)	36,700,000	36,700,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue:
Series 1995, AMT,
LOC: FHLB
3.450% 01/01/23 (a)	2,890,000	2,890,000
Spring Creek Apartments,
Series 1995, AMT,
LOC: First Tennessee Bank
3.700% 12/01/20 (a)	2,700,000	2,700,000
TN Springfield Industrial Development Board
All American Homes of Tennessee,
Series 1994, AMT,
LOC: Bank One of Michigan N.A.
3.700% 11/01/09 (a)	800,000	800,000
TN Sullivan County Industrial Development Board
Series 1990, AMT,
LOC: Northern Trust
3.590% 07/01/10 (a)	5,000,000	5,000,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004,
LOC: SunTrust Bank
3.460% 12/01/14 (a)	2,900,000	2,900,000
Tennessee Total		329,920,000
Texas – 9.6%
TX ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: MBIA
3.350% 09/01/13 (a)	9,735,000	9,735,000
TX Affordable Housing Corp.
Series 2006 1315,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.510% 03/01/32 (a)	12,650,000	12,650,000
TX Allen Independent School District
Series 2005,
Insured: MBIA
3.450% 02/15/13 (a)	4,270,000	4,270,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Alliance Airport Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.500% 04/01/21 (a)	8,835,000	8,835,000
TX Arlington Industrial Development Corp.
Universal Forest Products,
Series 1999, AMT,
LOC: JPMorgan Chase Bank
3.560% 07/01/29 (a)	1,000,000	1,000,000
TX Austin Airport System Revenue
Financial Services Department,
Series 1995 A,
LOC: JPMorgan Chase Bank
3.470% 11/15/17 (a)	24,700,000	24,700,000
TX Bell County Health Facilities Development Corp.
Scott & White Memorial Hospital,
Series 2001,
Insured: MBIA,
SPA: Westdeutsche Landesbank
3.600% 08/15/31 (a)	800,000	800,000
Series 2000 B-1,
SPA: Morgan Guaranty Trust
3.600% 08/15/29 (a)	8,725,000	8,725,000
TX Bell County Industrial Development Corp.
Industrial Development Revenue,
Metal Sales Manufacturing Corp. Project,
Series 1998, AMT,
LOC: Firstar Bank N.A.
3.700% 08/01/08 (a)	500,000	500,000
TX Bexar Housing Finance Corp.
Multi-Family Housing Revenue,
Perrin Park Apartment Project,
Series 1996,
LOC: Northern Trust Co.
3.570% 06/01/28 (a)	10,375,000	10,375,000
TX Brazos County Housing Finance Corp.
Single Family Mortgage Revenue,
Series 2005, AMT,
Insured: FGIC
3.480% 03/01/11 (a)	10,245,000	10,245,000

	Par ($)	Value ($)
TX Brazos River Authority Pollution Control Revenue
TXU Energy Co. LLC:
Series 2001 D-1, AMT,
LOC: Wachovia Bank N.A.
3.450% 05/01/33 (a)	41,610,000	41,610,000
Series 2001, AMT,
LOC: Wachovia Bank N.A.
3.450% 05/01/33 (a)	37,220,000	37,220,000
TX Bridgeport Independent School District
Series 2004,
3.450% 08/15/08 (a)	6,450,000	6,450,000
TX Camp County Industrial Development Corp.
Pilgrims Pride Corp.,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
3.450% 07/01/29 (a)	22,000,000	22,000,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT,
LOC: JPMorgan Chase Bank
3.530% 05/01/16 (a)	11,860,000	11,860,000
TX Corsicana Independent School District
Series 2004,
3.450% 02/15/24 (a)	5,190,000	5,190,000
TX Dallas Area Rapid Transit Sales
3.600% 09/05/06	15,000,000	15,000,000
TX Dallas Fort Worth International Airport Facilities Improvement Corp.
United Parcel Service, Inc.,
Series 2002, AMT,
3.590% 05/01/32 (a)	7,200,000	7,200,000
TX Dallas Fort Worth International Airport Revenue
Flight Safety Project,
Series 1999, AMT,
3.440% 07/01/32 (a)	16,180,000	16,180,000
Series 2003 PT-825, AMT,
Insured: MBIA,
SPA: Lloyds TSB Bank PLC
3.490% 05/01/11 (a)	9,995,000	9,995,000
Series 2003, AMT,
3.490% 05/01/11 (a)	9,840,000	9,840,000
Series 2004, AMT,
Insured: MBIA
3.480% 11/01/33 (a)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
3.710% 11/01/19 (a)(b)	30,665,000	30,665,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue:
Cherry Crest Villas Apartments,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.500% 03/01/38 (a)	4,800,000	4,800,000
The Masters Apartments Project,
Series 2004, AMT,
Insured: FNMA
3.470% 07/15/37 (a)	8,000,000	8,000,000
TX Department of Housing & Community Affairs
3.650% 09/07/06	3,231,000	3,231,000
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
3.540% 03/01/45 (a)	13,995,000	13,995,000
Series 2005,
LIQ FAC: Merrill Lynch Capital Services:
3.540% 03/01/36 (a)	8,755,000	8,755,000
3.540% 07/01/45 (a)	10,290,000	10,290,000
Series 2006, AMT:
Insured: FNMA,
SPA: Merrill Lynch Capital Services
3.480% 12/01/38 (a)	13,650,000	13,650,000
LIQ FAC: Merrill Lynch Capital Services
3.540% 03/01/46 (a)	14,335,000	14,335,000
St. Augustine Estate Apartments,
Series 2005, AMT,
LOC: JPMorgan Chase Bank
3.500% 09/15/38 (a)	7,650,000	7,650,000
TX Garland Housing Finance Corp.
Multi-Family Housing Revenue,
Primrose at Crist Apartments,
Series 2005,
LOC: Wachovia Bank N.A.
3.500% 03/01/38 (a)	6,900,000	6,900,000
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.:
Series 1994, AMT,
LOC: Royal Bank of Scotland
3.650% 04/01/26 (a)	5,600,000	5,600,000
Series 2004, AMT,
LOC: Caylon Bank
3.620% 10/01/32 (a)	7,800,000	7,800,000

	Par ($)	Value ($)
Harsco Corp.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.560% 05/01/10 (a)	1,500,000	1,500,000
TX Gulf Coast Waste Disposal Authority
Exxon Mobil Corp.:
Series 1995,
3.510% 06/01/20 (a)	8,100,000	8,100,000
Series 2002, AMT,
3.560% 12/01/25 (a)	22,950,000	22,950,000
Series 2003, AMT
3.560% 09/01/25 (a)	9,600,000	9,600,000
TX Harris County Health Facility Development Corp.
Blood Center Gulf Coast Regional,
Series 1992,
LOC: JP Morgan Chase Bank
3.650% 04/01/17 (a)	2,350,000	2,350,000
TX Harris County Industrial Development Corp.
Deer Park Refining LP,
Series 2004, AMT,
3.700% 02/01/23 (a)	43,050,000	43,050,000
Exxon Mobil Corp.,
Series 1997, AMT,
3.590% 04/01/32 (a)	11,900,000	11,900,000
Industrial Development Revenue:
North American Galvanizing,
Series 2000, AMT,
LOC: JPMorgan Chase Bank
3.560% 03/01/25 (a)	2,125,000	2,125,000
Series 2000, AMT,
LOC: Bank One Oklahoma N.A.
3.720% 04/01/08 (a)	5,000,000	5,000,000
Pollution Control Revenue,
Exxon Mobil Corp.,
Series 1984,
3.510% 03/01/24 (a)	5,200,000	5,200,000
Solid Waste Disposal Revenue,
Deer Park Refining LP,
Series 2004 A, AMT,
3.700% 03/01/23 (a)	40,300,000	40,300,000
TX Hillsboro Industrial Development Corp. Revenue
Lamcraft LP Project,
Series 1997, AMT,
LOC: First Commercial Bank
3.710% 07/01/13 (a)	845,000	845,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Houston Housing Financial Corp.
Series 2004, AMT,
Insured: FNMA
3.470% 04/15/37 (a)	3,500,000	3,500,000
TX Houston Independent School District
Series 2004 PT-979,
Insured: FSA,
LIQ FAC: Landesbank Hessen-Thuringen
3.450% 07/15/19 (a)	9,995,000	9,995,000
TX Houston Utility Systems Revenue
Series 2004,
Insured: MBIA
3.450% 05/15/14 (a)	5,665,000	5,665,000
TX Hunt Memorial Hospital District
Series 2006,
Insured: XLCA,
SPA: JPMorgan Chase Bank
3.460% 02/01/26 (a)	8,100,000	8,100,000
TX Klein Independent School District
Series 2003,
3.450% 02/15/11 (a)	5,565,000	5,565,000
Series 2006,
Insured: FGIC,
LIQ FAC: Wells Fargo Bank N.A.
3.450% 08/01/31 (a)	5,755,000	5,755,000
TX Laredo Sports Venue Sales Tax Revenue
Series 2005 PT-2757,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.450% 03/15/24 (a)	6,245,000	6,245,000
TX Lewisville Independent School District
Series 2004,
3.450% 08/15/08 (a)	3,940,000	3,940,000
TX Lower Colorado River Authority
Transmission Contract Revenue,
Series 2003,
Insured: AMBAC
3.450% 05/15/22 (a)	1,880,000	1,880,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp.,
Series 2001 B, AMT,
3.450% 11/01/29 (a)	50,000,000	50,000,000

	Par ($)	Value ($)
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT,
LOC: Citibank N.A.
3.530% 02/01/38 (a)	7,500,000	7,500,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT,
LOC: DEPFA Bank PLC
3.630% 10/01/37 (a)	10,000,000	10,000,000
Series 2003 A-2, AMT,
LOC: DEPFA Bank PLC
3.630% 04/01/10 (a)	10,000,000	10,000,000
TX Nueces River Authority
Series 2005 PT-2823,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.450% 07/15/22 (a)	6,195,000	6,195,000
TX Panhandle Regional Housing Financing
Series 2002, AMT,
3.540% 09/01/14 (a)	6,060,000	6,060,000
TX Panhandle-Plains Higher Education Authority, Inc.
Series 1992 A,
Insured: MBIA
3.460% 06/01/21 (a)	25,000,000	25,000,000
Series 1993 A, AMT,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.460% 06/01/23 (a)	25,000,000	25,000,000
TX Southeast Housing Finance Corp.
Garth Housing LP,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.500% 03/01/38 (a)	7,140,000	7,140,000
TX Southmost Junior College District
Series 2005 PT-2582,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.450% 02/15/25 (a)	6,160,000	6,160,000
TX State
GO,
Veterans Housing Assist Project,
Series 2003, AMT,
3.460% 06/01/34 (a)	23,775,000	23,775,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Veterans Housing Assistance:
Series 2004 II-B, AMT,
LOC: DEPFA Bank PLC
3.480% 12/01/34 (a)	15,640,000	15,640,000
Series 2005 II-B, AMT,
SPA: State Street Bank & Trust Co.
3.520% 06/01/36 (a)	39,600,000	39,600,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments,
Series 2004, AMT,
Insured: FNMA
3.470% 08/15/37 (a)	6,700,000	6,700,000
TX Trinity River Authority
Solid Waste Disposal Revenue,
Community Waste Disposal, Inc.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.450% 05/01/21 (a)	9,330,000	9,330,000
TX West Side Calhoun County Naval District
BP Chemicals, Inc.,
Series 1996, AMT,
3.650% 04/01/31 (a)	4,750,000	4,750,000
TX Wylie Independent School District
Series 2004,
3.450% 08/15/08 (a)	6,460,000	6,460,000
Texas Total		875,926,000
Utah – 4.6%
UT Board Regents Student Loan Revenue
Series 1988 C, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.480% 11/01/13 (a)	22,500,000	22,500,000
Series 1995, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.480% 11/01/25 (a)	60,600,000	60,600,000
Series 1997 R, AMT,
Insured: AMBAC,
LOC: DEPFA Bank PLC
3.480% 11/01/31 (a)	6,355,000	6,355,000

	Par ($)	Value ($)
UT Davis County Housing Authority
Multi-Family Housing Revenue,
PTR Multi-Family Holdings, Inc.,
Series 1997 A,
LOC: Bank One N.A.
3.470% 08/15/39 (a)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC,
Series 2004 A, AMT,
LOC: Citibank N.A.
3.470% 07/01/35 (a)	9,000,000	9,000,000
Single Family Mortgage Revenue:
Series 2001 B, AMT,
3.490% 07/01/32 (a)	13,990,000	13,990,000
Series 2002 C-2, AMT,
3.490% 07/01/31 (a)	9,995,000	9,995,000
Series 2004 A-I, AMT,
3.490% 07/01/35 (a)	8,395,000	8,395,000
Series 2004 C-I, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 07/01/35 (a)	12,735,000	12,735,000
Series 2004 D-I, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 07/01/35 (a)	12,890,000	12,890,000
Series 2004 F, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 01/01/36 (a)	16,560,000	16,560,000
Series 2004 G-I, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 01/01/36 (a)	16,560,000	16,560,000
Series 2004 -h1, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 01/01/36 (a)	4,300,000	4,300,000
Series 2005 A,
LOC: Bayerische Landesbank
3.490% 07/01/36 (a)	9,400,000	9,400,000
Series 2005 B, AMT,
3.490% 07/01/36 (a)	14,400,000	14,400,000
Series 2005 C, AMT,
GIC: Transamerica Occid Life Insurance Co.,
SPA: DEPFA Bank PLC
3.490% 07/01/36 (a)	12,880,000	12,880,000
Series 2005 D, AMT,
LIQ FAC: Bayerische Landesbank
3.490% 07/01/36 (a)	11,100,000	11,100,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 E, AMT,
SPA: DEPFA Bank PLC
3.490% 01/01/37 (a)	9,950,000	9,950,000
Series 2005 F, AMT,
SPA: DEPFA Bank PLC
3.490% 01/01/37 (a)	14,160,000	14,160,000
Series 2005 G, AMT,
LIQ FAC: DEPFA Bank PLC
3.490% 01/01/37 (a)	14,065,000	14,065,000
Series 2005 I,
3.490% 07/01/36 (a)	8,000,000	8,000,000
Series 2005, AMT:
GIC: Royal Bank of Canada
3.490% 01/01/37 (a)	6,255,000	6,255,000
LIQ FAC: DEPFA Bank PLC
3.490% 01/01/37 (a)	14,470,000	14,470,000
Series 2006 A-1, AMT
SPA: DEPFA Bank PLC
3.490% 07/01/37 (a)	7,475,000	7,475,000
Series 2006 B, AMT,
SPA: Lehman Brothers Commercial Bank
3.490% 07/01/37 (a)	12,000,000	12,000,000
Series 2006 C, AMT,
SPA: Lehman Brothers Commercial Bank
3.490% 01/01/38 (a)	12,000,000	12,000,000
Series 2006 D-1, AMT,
LIQ FAC: Lehman Brothers Commercial Bank
3.490% 01/01/38 (a)	9,705,000	9,705,000
Series 2006, AMT,
GIC: Royal Bank of Canada 3.440% 01/01/37 (a)	21,455,000	21,455,000
UT Housing Finance Agency
Series 2001 A-2, AMT,
SPA: Bayerische Landesbank
3.490% 07/01/32 (a)	11,245,000	11,245,000
UT Murray City Industrial Development Revenue
Zvex Project,
Series 1996, AMT,
LOC: Bank One Arizona
3.700% 10/01/16 (a)	1,100,000	1,100,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project,
Series 2003, AMT,
3.490% 07/01/23 (a)	3,275,000	3,275,000

	Par ($)	Value ($)
UT Tooele City Industrial Development Revenue
Encon Utah Project,
Series 2002 A, AMT,
LOC: U.S. Bank N.A.
3.520% 10/01/22 (a)	3,100,000	3,100,000
UT Water Finance Agency Revenue
Series 2005 A-14,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.470% 10/01/35 (a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT,
LOC: PNC Bank
3.530% 04/01/14 (a)	5,000,000	5,000,000
UT West Valley City Industrial Development Revenue
Johnson Matthey, Inc.,
Series 1987,
LOC: HSBC Bank USA N.A.
3.600% 12/01/11 (a)	8,550,000	8,550,000
Utah Total		415,805,000
Vermont – 0.3%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT,
LOC: KeyBank N.A.
3.550% 12/01/20 (a)	1,175,000	1,175,000
VT Housing Finance Agency
Series 2005 23, AMT,
Insured: FSA,
SPA: DEPFA Bank PLC
3.480% 11/01/34 (a)	14,300,000	14,300,000
VT Industrial Development Authority
Ryegate Wood Energy Company,
Series 1990, AMT,
LOC: ABN AMRO Bank N.V.
3.500% 12/01/15 (a)	11,800,000	11,800,000
Vermont Total		27,275,000
Virginia – 1.2%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.460% 12/01/14 (a)	12,250,000	12,250,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
VA Commonwealth University
Series 2006 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.590% 11/01/30 (a)	27,600,000	27,600,000
VA Fredericksburg Industrial Development Authority Multi- Family Housing Revenue
Forest Village Apartments Project,
Series 2001 A-1, AMT,
LOC: SunTrust Bank
3.460% 01/01/33 (a)	4,500,000	4,500,000
VA Madison County Industrial Development Revenue
Madison Wood Preservers,
Series 1998, AMT,
LOC: Wachovia Bank of North Carolina
3.460% 06/01/13 (a)	3,525,000	3,525,000
VA Morgan Keegan Municipal Products, Inc.
Series 2005 C, AMT,
LIQ FAC: BNP Paribas
3.510% 12/01/10 (a)	13,310,000	13,310,000
VA Port Authority
Commonwealth Port Fund Revenue,
Series 2005 PT-2662, AMT,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.480% 07/01/24 (a)	3,080,000	3,080,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project,
Series 2001, AMT,
LOC: First Union National Bank
3.460% 12/01/21 (a)	8,600,000	8,600,000
VA Richmond Redevelopment & Housing Authority
Series 1989 10A-B, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	3,460,000	3,460,000
Series 1989 10B, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	3,460,000	3,460,000
Series 1989 5B, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	5,535,000	5,535,000
Series 1989 7A, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	5,000,000	5,000,000
Series 1989 7B, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	5,535,000	5,535,000

	Par ($)	Value ($)
Series 1989 B-3, AMT,
GIC: Transamerica Occidental Life Insurance Co.
3.500% 10/01/29 (a)	1,960,000	1,960,000
Tobacco Row Revenue:
Series 1989 B-6, AMT,
GIC: Bayerische Landesbank
3.500% 10/01/29 (a)	3,515,000	3,515,000
Series 1989 B-8, AMT,
GIC: Bayerische Landesbank
3.500% 10/01/29 (a)	3,515,000	3,515,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC Project,
Series 2003,
LOC: Wells Fargo Bank N.A.
3.550% 08/01/19 (a)	3,500,000	3,500,000
Virginia Total		108,345,000
Washington – 2.3%
WA Central
Washington University,
Series 2004,
Insured: FGIC
3.450% 05/01/21 (a)	4,165,000	4,165,000
WA Economic Development Finance Authority
Four Corners Capital LLC,
Series 2005 G, AMT,
LOC: General Electric Capital Corp.
3.470% 01/01/26 (a)(c)	7,500,000	7,500,000
RMI Investors LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.500% 08/01/26 (a)	3,585,000	3,585,000
WA Goat Hill Properties
Washington Lease Revenue,
Series 2005,
Insured: MBIA
3.450% 12/01/23 (a)	1,335,000	1,335,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Columbia Heights Project,
2004 A,
LOC: Wells Fargo Bank N.A.
3.730% 10/01/39 (a)	9,045,000	9,045,000
Inglebrook Court Project,
Series 1995, AMT,
3.500% 07/01/25 (a)	8,300,000	8,300,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Mallard Lakes Apartment Projects,
Series 2002 A, AMT,
3.470% 05/15/35 (a)	13,600,000	13,600,000
MWSH Arlington LLC,
Series 2003, AMT,
LOC: Washington Trust Bank
3.680% 11/01/36 (a)	1,300,000	1,300,000
Pacific Inn Apartments Project,
Series 1996 A, AMT,
LOC: U.S. Bank N.A.
3.520% 05/01/28 (a)	1,350,000	1,350,000
Rosemont Apartments Projects,
Series 2003 A, AMT,
LOC: Umpua Bank & Bank of the West
3.760% 10/01/36 (a)	2,885,000	2,885,000
Series 2005 A, AMT,
Insured: FNMA
3.470% 09/15/39 (a)	15,570,000	15,570,000
Sherwood Springs Apartments Project,
Series 1997 A, AMT,
LOC: U.S. Bank N.A.
3.520% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence Project,
Series 1995, AMT,
3.680% 12/01/15 (a)	1,835,000	1,835,000
Multi-Family Revenue:
Lake City Senior Housing Associates,
Series 2006, AMT,
Insured: FHLMC
3.480% 07/01/39 (a)	4,000,000	4,000,000
Twin Ponds Apartments LP,
Series 1998 A, AMT,
LOC: U.S. Bank N.A.
3.500% 02/01/28 (a)	3,515,000	3,515,000
Single Family Housing Revenue,
Series 2006 2A, AMT,
3.750% 05/01/07	22,000,000	22,000,000
YMCA of Seattle,
Series 1991,
LOC: U.S. Bank N.A.
3.580% 07/01/11 (a)	4,200,000	4,200,000
WA King County Housing Authority
Auburn North Associates,
Series 1997, AMT,
Insured: FNMA,
3.470% 12/01/27 (a)	3,370,000	3,370,000

	Par ($)	Value ($)
WA King County Sewer Revenue
Series 2003,
Insured: FGIC
3.450% 01/01/20 (a)	5,555,000	5,555,000
WA Pierce County Economic Development
McFarland Cascade Project,
Series 1996, AMT,
LOC: U.S. Bank N.A.
3.520% 12/01/17 (a)	2,000,000	2,000,000
WA Port Bellingham Industrial Development Corp.
BP West Coast Products LLC,
Series 2002, AMT,
3.650% 12/01/33 (a)	8,900,000	8,900,000
WA Port of Seattle Revenue
Series 2003, AMT,
Insured: MBIA
3.480% 07/01/11 (a)(b)	4,320,000	4,320,000
WA Port Tacoma
Series 2006, AMT,
Insured: XLCA,
SPA: Banco Bilbao Vizcaya
3.600% 12/01/36 (a)	36,000,000	36,000,000
WA Seattle Housing Authority Revenue
Lower Income Housing Assistance Revenue,
Bayview Manor Project,
Series 1994 B,
LOC: US Bank of Washington
3.470% 05/01/19 (a)	2,280,000	2,280,000
Rainier Vista Project, Phase I,
Series 2003,
LOC: KeyBank N.A.
3.490% 12/01/36 (a)	22,100,000	22,100,000
WA State
Series 2003,
Insured: FSA
3.450% 07/01/19 (a)	5,100,000	5,100,000
WA Tacoma Convention Center & Parking Revenue
Series 2004,
Insured: MBIA
3.450% 12/01/24 (a)	6,035,000	6,035,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT,
LOC: KeyBank N.A.
3.550% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		206,260,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

West Virginia – 0.7%
	Par ($)	Value ($)
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT,
LOC: Bank One West Virginia
3.530% 10/01/16 (a)	7,120,000	7,120,000
WV Harrison County Board of Education
Series 2001,
LIQ FAC: Wachovia Bank N.A.
3.630% 05/01/07 (a)	3,925,000	3,925,000
WV Marion County Commission Solid Waste Disposal Facility Revenue
Grantown Project,
Series 1990 C, AMT,
LOC: National Westminster
3.500% 10/01/17 (a)	1,200,000	1,200,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999,
LOC: PNC Bank N.A.
3.510% 12/01/19 (a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
Toyota Motor Credit Corp.:
Series 1998 A, AMT,
3.450% 06/01/28 (a)	40,000,000	40,000,000
Series 2000 A, AMT,
3.450% 04/01/30 (a)	5,000,000	5,000,000
WV University Revenue
Series 2004,
Insured: FGIC
3.450% 10/01/24 (a)	2,340,000	2,340,000
West Virginia Total		66,640,000
Wisconsin – 1.6%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998,AMT,
LOC: Fifth Third Bank N.A.
3.670% 12/01/18 (a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.670% 04/01/33 (a)	1,400,000	1,400,000

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Series 2003,
Insured: MBIA:
3.200% 08/15/19 (a)(b)	24,015,000	24,014,745
3.350% 02/15/16 (a)(b)	16,425,000	16,425,000
WI Housing & Economic Development Authority
Home Ownership Revenue:
Series 2004 D, AMT,
LOC: Dexia Credit Local
3.480% 09/01/35 (a)	25,140,000	25,140,000
Series 2004 E, AMT,
3.480% 09/01/35 (a)	17,430,000	17,430,000
Series 2005 C, AMT,
LOC: Lloyds TSB Bank PLC:
3.480% 03/01/28 (a)	14,955,000	14,955,000
3.480% 09/01/33 (a)	12,000,000	12,000,000
Series 2005 A, AMT,
SPA: DEPFA Bank PLC
3.480% 05/01/35 (a)	4,975,000	4,975,000
Series 2005 B, AMT,
SPA: DEPFA Bank PLC
3.480% 05/01/35 (a)	2,885,000	2,885,000
Series 2005 C, AMT,
SPA: DEPFA Bank PLC
3.480% 05/01/35 (a)	2,025,000	2,025,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT,
LOC: JPMorgan Chase Bank
3.850% 12/01/09 (a)	700,000	700,000
WI Marathon City Redevelopment Authority Industrial Development Revenue
Maratech Calvin Frost Project,
Series 2003, AMT,
LOC: Fifth Third Bank
3.670% 10/01/35 (a)	2,965,000	2,965,000
WI Menomonee Falls Industrial Development Revenue
Series 1994,
LOC: Bank One Milwaukee N.A.
3.700% 09/01/14 (a)	2,700,000	2,700,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.480% 12/01/44 (a)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.620% 11/01/12 (a)	1,050,000	1,050,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.530% 08/01/20 (a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.700% 09/01/20 (a)	800,000	800,000
WI Saukville Village Community Development Authority Industrial Development Revenue
Calibre, Inc.,
Series 2004, AMT,
LOC: U.S. Bank N.A.
3.530% 09/01/29 (a)	1,815,000	1,815,000
WI Sheboygan Industrial development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT,
LOC: National Bank & Trust
3.700% 08/01/12 (a)	2,470,000	2,470,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT,
LOC: LaSalle Bank N.A.
3.510% 12/01/12 (a)	3,500,000	3,500,000
WI Wind Point Revenue
The Johnson Foundation,
Series 2000,
LOC: Harris Trust & Savings Bank
3.430% 09/01/35 (a)	8,190,000	8,190,000
Wisconsin Total		149,139,745
Wyoming – 1.7%
WY Campbell County Industrial Development Revenue
Series 2005 B,
3.350% 12/01/35 (a)	56,180,000	56,180,000
Two Elk Power Generation Partners,
Series 2003, AMT,
3.550% 12/01/30 (a)	40,000,000	40,000,000

	Par ($)	Value ($)
WY Kemmerer Pollution Control Revenue
Exxon Mobil Corp.,
Series 1984,
3.510% 11/01/14 (a)	5,695,000	5,695,000
WY Lincoln County Pollution Control Revenue
Exxon Capital Ventures:
Series 1987 A, AMT,
3.590% 07/01/17 (a)	7,500,000	7,500,000
Series 1987 B, AMT,
3.590% 07/01/17 (a)	5,000,000	5,000,000
Series 1987 C, AMT,
3.590% 07/01/17 (a)	15,600,000	15,600,000
Exxon Mobil Corp.:
Series 1984 A,
3.510% 11/01/14 (a)	6,375,000	6,375,000
Series 1984 B,
3.510% 11/01/14 (a)	5,435,000	5,435,000
Series 1985,
3.500% 08/01/15 (a)	6,700,000	6,700,000
Pacificorp,
Series 1994,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.600% 11/01/24 (a)	9,500,000	9,500,000
Wyoming Total		157,985,000
Total Municipal Bonds (Cost of $8,963,788,269)		8,963,788,269

Municipal Preferred Stocks – 0.1%

	Shares
Munimae TE Bond Subsidiary LLC
3.540% 11/15/25 (a)	11,905,000	11,905,000
Total Municipal Preferred Stocks (Cost of $11,905,000)		11,905,000

Variable Rate Demand Notes – 1.6%

	Par ($)
Puttable Floating Option Tax-Exempt Receipts
Series 2005, AMT,
SPA: Merrill Lynch Capital Services
3.540% 05/01/32 (a)	61,165,000	61,165,000
Series 2005:
LIQ FAC: Merrill Lynch Capital Services
3.490% 09/01/31 (a)	6,040,000	6,040,000
SPA: Merrill Lynch Capital Services
3.510% 09/01/26 (a)	12,515,000	12,515,000

See Accompanying Notes to Financial Statements.

Columbia Municipal Reserves (August 31, 2006)

Variable Rate Demand Notes (continued)

	Par ($)	Value ($)
Series 2006 A,
SPA: Merrill Lynch Capital Services:
3.480% 10/01/39 (a)	51,065,000	51,065,000
3.510% 10/01/37 (a)	15,000,000	15,000,000
Total Variable Rate Demand Notes (Cost of $145,785,000)		145,785,000
Total Investments – 99.8% (Cost of $9,121,478,269)(d)		9,121,478,269
Other Assets & Liabilities, Net – 0.2%		19,406,683
Net Assets – 100.0%		$9,140,884,952

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Illiquid security.

(c) The securities, under Rule 144A under the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, amounted to $11,500,000, which represents 0.1% of net assets.

(d) Cost for federal income tax purposes is $9,121,509,593.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guaranteed

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds – 98.4%

Alabama – 3.7%
	Par ($)	Value ($)
AL ASMS Mobile Public Educational Building Authority
Alabama High School Math & Science Foundation,
Series 1997,
LOC: AmSouth Bank of Alabama
3.450% 07/01/22 (a)	8,080,000	8,080,000
AL Birmingham Medical Clinic Board
Series 1991,
LOC: AmSouth Bank
3.410% 12/01/26 (a)	54,500,000	54,500,000
University of Alabama Health Services Foundation:
Series 2001 A,
LOC: First Commercial Bank
3.510% 03/01/31 (a)	6,135,000	6,135,000
Series 2005,
LOC: SunTrust Bank
3.410% 09/01/15 (a)	10,000,000	10,000,000
AL Eclipse Funding Trust
Series 2006,
Insured: XLCA,
LIQ FAC: U.S. Bank N.A.
3.440% 08/01/32 (a)	6,925,000	6,925,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.460% 10/01/22 (a)	1,990,000	1,990,000
AL Health Care Authority for Baptist Health
Series 2006 C,
LOC: AmSouth Bank
3.420% 11/15/37 (a)	4,715,000	4,715,000
AL Infirmary Health System Special Care Facilities Financing Authority
Series 2006 A,
LOC: Bank of Nova Scotia
3.410% 02/01/40 (a)	19,000,000	19,000,000
AL Montgomery Industrial Development Board
General Electric Company,
Series 2005,
3.560% 05/01/21 (a)	14,800,000	14,800,000
AL Pell City Special Care Facilities Financing Authority
Noland Health Services, Inc.,
Series 2004,
LOC: Allied Irish Bank LLC
3.400% 12/01/34 (a)	47,065,000	47,065,000

	Par ($)	Value ($)
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank
3.430% 11/01/18 (a)	5,460,000	5,460,000
AL Space Science Exhibit Finance Authority
Series 2005 A,
LOC: AmSouth Bank
3.510% 10/01/22 (a)	4,400,000	4,400,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank
3.430% 02/01/16 (a)	5,200,000	5,200,000
AL Tuscaloosa Educational Building Authority
Stillman College,
Series 2002 A,
LOC: AmSouth Bank
3.530% 10/01/23 (a)	14,760,000	14,760,000
Alabama Total		203,030,000
Alaska – 0.1%
AK Housing Finance Corp.
Series 2005-703,
Insured: FGIC
3.450% 12/01/12 (a)	6,260,000	6,260,000
Alaska Total		6,260,000
Arizona – 0.2%
AZ Pima County Industrial Development Authority
Broadway Proper Retirement Community I LP,
Series 2000 A,
Insured: GNMA,
LOC: State Street Bank & Trust Co.
3.630% 12/01/25 (a)	9,185,000	9,185,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001,
LOC: Wells Fargo Bank N.A.
3.500% 12/01/21(a)	2,600,000	2,600,000
Arizona Total		11,785,000
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985,
LOC: Bank of New York
3.600% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

California – 0.1%
	Par ($)	Value ($)
CA Department of Water Resources
Power Supply Revenue,
Series 2002 B-2,
LOC: BNP Paribas
3.480% 05/01/22 (a)	5,560,000	5,560,000
California Total		5,560,000
Colorado – 4.3%
CO ABN AMRO Munitops Certificates Trust
Series 2005,
Insured: FGIC
3.340% 06/01/13 (a)	5,140,000	5,140,000
CO Arapahoe County School District No. 6
Series 2003,
Insured: FGIC
3.450% 12/01/10 (a)	5,750,000	5,750,000
CO Broomfield Certificates of Participation
Series 2002 PT-1643,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.450% 12/01/08 (a)	9,640,000	9,640,000
CO Colorado Springs
Fine Arts Center,
Series 2006,
LOC: Wells Fargo Bank N.A.
3.400% 07/01/21 (a)	8,000,000	8,000,000
CO Denver City & County Excise Tax Revenue
Series 2001,
Insured: FSA
3.410% 09/01/25 (a)	25,785,000	25,785,000
CO Denver City & County Multi Family Housing
Series 1985,
LOC: Credit Lyonnais
3.580% 12/01/29 (a)	14,085,000	14,085,000
CO Denver City & County
Series 1996 A,
Insured: MBIA
5.500% 11/15/06	3,000,000	3,041,649
CO Department of Transportation
Series 2003,
Insured: AMBAC
3.450% 12/15/16 (a)	3,200,000	3,200,000
CO Douglas County Colorado School District No. 1
Series 2001,
Insured: MBIA
3.450% 06/15/09 (a)	5,655,000	5,655,000

	Par ($)	Value ($)
CO Educational & Cultural Facilities Authority
Jewish Community Center,
Series 2006 D-1,
LOC: JPMorgan Chase Bank
3.600% 07/01/36 (a)	7,400,000	7,400,000
Oaks Christian School,
Series 2006,
LOC: U.S. Bank N.A.
3.600% 05/01/33 (a)	30,000,000	30,000,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A.
3.460% 11/01/35 (a)	4,365,000	4,365,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A.
3.420% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Bethesda Foundation:
Series 2004 A,
LOC: LaSalle Bank N.A.
3.410% 08/01/34 (a)	5,040,000	5,040,000
Series 2004 B,
LOC: LaSalle Bank N.A.
3.410% 08/01/34 (a)	4,045,000	4,045,000
Covenant Retirement Communities, Inc.,
Series 1999 A,
LOC: LaSalle Bank N.A.
3.400% 12/01/29 (a)	12,900,000	12,900,000
Plan de Salud Del Valle,
Series 2005,
LOC: KeyBank N.A.
3.430% 06/01/30 (a)	11,000,000	11,000,000
CO Housing & Finance Authority
Series 2006 B-2,
SPA: DEPFA Bank PLC
3.440% 11/01/34 (a)	36,000,000	36,000,000
Series 2006,
LOC: Wells Fargo Bank N.A.
3.400% 05/01/19 (a)	5,000,000	5,000,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A.
3.420% 12/01/23 (a)	3,715,000	3,715,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A.
3.420% 12/01/22 (a)	3,125,000	3,125,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CO State
Series 2006,
4.500% 06/27/07	15,000,000	15,088,818
CO Westminster Economic Development Authority
Series 2005,
LOC: DEPFA Bank PLC
3.400% 12/01/28 (a)	5,690,000	5,690,000
Tax Increment Revenue,
Series 2005,
LOC: DEPFA Bank PLC
3.400% 12/01/28 (a)	9,050,000	9,050,000
Colorado Total		236,715,467
Connecticut – 0.3%
CT Fairfield
Series 2006,
4.500% 07/26/07	19,000,000	19,129,948
Connecticut Total		19,129,948
Delaware – 1.5%
DE Eagle Tax-Exempt Trust
Series 2001 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.460% 05/15/26 (a)	18,700,000	18,700,000
DE Economic Development Authority
Independence School, Inc.,
Series 2003,
LOC: Citizens Bank
3.410% 07/01/33 (a)	8,250,000	8,250,000
DE Kent County Revenue
Charter School, Inc.,
Series 2002,
LOC: Wachovia Bank N.A.
3.460% 11/01/22 (a)	3,975,000	3,975,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York
3.460% 08/01/31 (a)	12,805,000	12,805,000
DE Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citigroup Financial Products
3.510% 03/01/07 (a)	38,480,000	38,480,000
Delaware Total		82,210,000

District of Columbia – 0.7%
	Par ($)	Value ($)
DC Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank Trust N.A.
3.440% 10/01/31 (a)	15,350,000	15,350,000
DC State
American College of Cardiology,
Series 2005,
LOC: SunTrust Bank
3.410% 06/01/40 (a)	13,200,000	13,200,000
Maret School, Inc.,
Series 2003,
LOC: SunTrust Bank
3.410% 10/01/30 (a)	1,945,000	1,945,000
Series 2001 D,
Insured: FGIC,
SPA: FGIC
3.450% 06/01/29 (a)	10,600,000	10,600,000
District of Columbia Total		41,095,000
Florida – 3.4%
FL Alachua County Health Facilities Authority
Meridian Behavioral Income,
Series 2003,
LOC: Wachovia Bank N.A.
3.460% 07/01/18 (a)	3,500,000	3,500,000
Shands Teaching Hospital,
Series 2003 A,
LOC: SunTrust Bank
3.570% 12/01/32 (a)	2,645,000	2,645,000
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1,
LOC: SunTrust Bank
3.510% 06/01/23 (a)	1,835,000	1,835,000
FL Eclipse Funding Trust
Series 2006,
Insured: FSA,
LIQ FAC: U.S. Bank N.A.
3.440% 10/01/13 (a)	6,795,000	6,795,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.,
Series 2005,
LOC: Regions Bank
3.420% 12/02/30 (a)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 B,
LOC: SunTrust Bank
3.430% 11/15/09 (a)	16,360,000	16,360,000
FL Miami Dade County Florida School District
Series 2006,
4.500% 06/28/07	26,000,000	26,157,852
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002,
LOC: Northern Trust Co.
3.430% 04/01/32 (a)	5,695,000	5,695,000
FL Miami-Dade County
Series 2006,
Insured: FGIC,
LOC: Citibank N.A.
3.460% 07/01/33 (a)	9,900,000	9,900,000
FL Orange County Industrial Development Authority
Bishop Roman Catholic Orlando,
Series 2000,
LOC: SunTrust Bank
3.410% 10/01/25 (a)	10,000,000	10,000,000
FL Palm Beach County Health Facilities Authority
Bethesda Healthcare Systems, Inc.,
Series 2001,
LOC: SunTrust Bank
3.570% 12/01/31 (a)	16,590,000	16,590,000
FL Sunshine State Governmental Financing Commission
3.510% 09/12/06	149,000	149,000
3.610% 09/08/06	9,000,000	9,000,000
3.640% 09/07/06	15,000,000	15,000,000
3.650% 09/08/06	1,300,000	1,300,000
3.710% 09/12/06	3,000,000	3,000,000
FL Tampa
Tampa LLC,
Series 2005 A,
LOC: Royal Bank of Canada
3.410% 10/01/37 (a)	9,000,000	9,000,000

	Par ($)	Value ($)
FL Titusville City
Series 1995 A,
LOC: SunTrust Bank
3.460% 01/01/25 (a)	3,800,000	3,800,000
FL University of North Florida Foundation, Inc.
Series 1994,
LOC: Wachovia Bank N.A.
3.440% 11/01/24 (a)	9,400,000	9,400,000
Series 1997,
LOC: First Union National Bank
3.440% 11/01/27 (a)	5,400,000	5,400,000
Series 2000,
LOC: First Union National Bank
3.440% 11/01/30 (a)	11,600,000	11,600,000
Florida Total		187,126,852
Georgia – 3.8%
GA Atlanta Rapid Transportation Authority
3.620% 09/07/06	3,700,000	3,700,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,
LOC: Wachovia Bank N.A.
3.510% 12/01/24 (a)	10,000,000	10,000,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A,
Insured: FSA
3.520% 01/01/21 (a)	5,300,000	5,300,000
Series 1990 B,
Insured: FSA
3.520% 01/01/21 (a)	3,690,000	3,690,000
Series 1990 C,
Insured: FSA
3.520% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D,
Insured: FSA
3.520% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F,
Insured: FSA
3.520% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
Institute of Nuclear Power,
Series 1998,
LOC: SunTrust Bank
3.410% 02/01/13 (a)	8,690,000	8,690,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
North Cobb Christian School,
Series 1998 A,
LOC: Branch Banking & Trust
3.450% 03/01/22 (a)	6,600,000	6,600,000
YMCA of Cobb County,
Series 2003,
LOC: Branch Banking & Trust Co.
3.450% 12/01/25 (a)	2,740,000	2,740,000
GA Cobb County Hospital Authority
Cobb Hospital, Inc.,
Series 2004,
LOC: SunTrust Bank
3.420% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004,
LOC: Columbus Bank & Trust
3.480% 12/01/33 (a)	5,925,000	5,925,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.620% 01/01/31 (a)	6,235,000	6,235,000
GA Coweta County
Residential Care Facilities for The Elderly Authority,
Wesley Woods of Newnan,
LOC: Branch Banking & Trust
3.410% 10/01/36 (a)	22,600,000	22,600,000
GA DeKalb County Development Authority
American Cancer Society, Inc.,
Series 1988,
LOC: SunTrust Bank
3.410% 05/01/13 (a)	3,970,000	3,970,000
GA DeKalb Private Hospital Authority
Egleston Children Health Center,
Series 1995 B,
LOC: SunTrust Bank
3.410% 12/01/17 (a)	6,250,000	6,250,000
GA Fayette County Hospital Authority
Piedmont Hospital,
Series 2005,
LOC: SunTrust Bank
3.410% 06/01/35 (a)	31,000,000	31,000,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
LOC: Branch Banking & Trust
3.450% 08/01/35 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
Weber School,
Series 2006,
LOC: Branch Banking & Trust
3.450% 12/01/30 (a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.460% 01/01/35 (a)	1,650,000	1,650,000
GA Gwinnett County Hospital Authority
Gwinnett Hospital Systems, Inc.,
Series 2002,
LOC: SunTrust Bank
3.410% 07/01/32 (a)	16,000,000	16,000,000
GA La Grange Development Authority
Lagrange College,
Series 2001,
LOC: SunTrust Bank
3.410% 06/01/31 (a)	12,355,000	12,355,000
GA Macon-Bibb County Georgia Hospital Authority
Series 1998,
LOC: SunTrust Bank
3.410% 12/01/18 (a)	4,000,000	4,000,000
GA Private Colleges & Universities Authority
Mercer University,
Series 2006 C,
LOC: Branch Banking & Trust Co.
3.470% 10/01/31 (a)	8,700,000	8,700,000
GA Worth County Industrial Development Authority
Seabrook Enterprises, Inc.,
Series 1996 A,
LOC: Harris Trust & Savings Bank
3.410% 08/01/23 (a)	4,450,000	4,450,000
Georgia Total		211,170,000
Hawaii – 0.3%
HI Department Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs
3.470% 07/01/30 (a)	8,000,000	8,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
HI Honolulu City & County
Series 2003,
Insured: MBIA
3.450% 03/01/22 (a)	4,950,000	4,950,000
Series 2005 A,
Insured: MBIA,
LOC: Citibank N.A.
3.460% 07/01/24 (a)	5,525,000	5,525,000
Hawaii Total		18,475,000
Idaho – 0.3%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A.
3.500% 03/01/33 (a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A.
3.500% 03/01/24 (a)	8,055,000	8,055,000
ID Health Facilities Authority
St. Lukes Regional Medical Center,
Series 2005,
Insured: FSA,
LOC: Bayerische Landesbank
3.560% 07/01/35 (a)	5,015,000	5,015,000
Idaho Total		14,370,000
Illinois – 8.3%
IL ABN AMRO Munitops Certificate Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank
3.350% 12/01/10 (a)	22,345,000	22,345,000
Series 2006:
3.640% 06/01/14 (a)	20,000,000	20,000,000
Insured: MBIA,
SPA: ABN AMRO Bank
3.580% 06/30/14 (a)	12,180,000	12,180,000
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank
3.630% 12/01/29 (a)	22,575,000	22,575,000
IL Chicago Board of Education
Series 2004 E,
Insured: FSA
3.610% 03/01/15 (a)	6,635,000	6,635,000

	Par ($)	Value ($)
Series 2005 D-2,
Insured: CIFG,
LOC: DEPFA Bank PLC
3.580% 03/01/36 (a)	26,440,000	26,440,000
Series 2005 Z-8,
Insured: FGIC,
LIQ FAC: Goldman Sachs
3.480% 10/28/25 (a)	8,070,000	8,070,000
IL Chicago Metropolitan Water Reclamation District Greater Chicago
Series 2006,
LIQ FAC: Goldman Sachs
3.450% 12/01/35 (a)	11,125,000	11,125,000
IL Chicago O'Hare International Airport Revenue
Series 2005 C,
Insured: CIFG
3.410% 01/01/35 (a)	44,550,000	44,550,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co.
3.500% 12/01/11 (a)	1,030,000	1,030,000
Series 1997 B,
LOC: Northern Trust Co.
3.500% 12/01/14 (a)	1,600,000	1,600,000
IL Chicago
Series 2004 B-24,
LOC: Wachovia Bank N.A.
3.450% 01/01/25 (a)	4,060,000	4,060,000
Series 2004,
Insured: FSA
3.440% 01/01/29 (a)	10,495,000	10,495,000
Series 2005 Z-10,
LIQ FAC: Goldman Sachs
3.480% 06/29/29 (a)	3,165,000	3,165,000
IL Crestwood
Series 2003,
LOC: Fifth Third Bank
3.580% 09/01/28 (a)	8,055,000	8,055,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co.
3.480% 01/01/13 (a)	3,790,000	3,790,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001,
LOC: American National Bank & Trust
3.540% 04/01/21 (a)	5,150,000	5,150,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
British Home for Retirement,
Series 2001,
LOC: LaSalle Bank N.A.
3.450% 11/01/27 (a)	8,360,000	8,360,000
Chicago Academy of Science,
Series 1997,
LOC: JPMorgan Chase Bank
3.440% 01/01/31 (a)	2,120,000	2,120,000
Community Action Partnership,
Series 2004,
LOC: U.S. Bank Trust N.A.
3.440% 03/01/39 (a)	2,955,000	2,955,000
Dominican University,
Series 2006,
LOC: JPMorgan Chase Bank
3.480% 03/01/36 (a)	7,500,000	7,500,000
Evangelical Retirement Homes,
Series 2005 C,
LOC: LaSalle Bank N.A.
3.400% 02/15/37 (a)	20,700,000	20,700,000
IIT Research Institute,
Series 2004,
LOC: Fifth Third Bank
3.420% 10/01/34 (a)	7,320,000	7,320,000
Jewish Federal Metropolitan Chicago Project,
Series 2002,
LOC: JPMorgan Chase Bank
3.600% 09/01/32 (a)	85,000	85,000
Little City Foundation Project,
Series 1994,
LOC: LaSalle Bank N.A.
3.440% 02/01/19 (a)	4,080,000	4,080,000
Lyric Opera Chicago,
Series 1994,
LOC: Northern Trust Co.,
LOC: Harris Trust & Savings Bank
3.480% 12/01/28 (a)	26,600,000	26,600,000
Massachusetts Eye & Ear Associates, Inc.,
Series 1992,
LOC: LaSalle Bank N.A.
3.450% 10/01/17 (a)	5,750,000	5,750,000
Sinai Community Institute, Inc.,
Series 1997,
LOC: LaSalle Bank N.A.
3.450% 03/01/22 (a)	5,000,000	5,000,000
The Clare at Water Tower,
Series 2005 D,
LOC: LaSalle Bank N.A.
3.410% 05/15/38 (a)	43,050,000	43,050,000

	Par ($)	Value ($)
Village Oak Park Residence Corp.,
LOC: LaSalle Bank N.A.
3.450% 07/01/41 (a)	3,675,000	3,675,000
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003,
LOC: Fifth Third Bank
3.600% 10/01/28 (a)	5,160,000	5,160,000
St. Xavier University,
Series 2002 A,
LOC: LaSalle Bank N.A.
3.450% 10/01/32 (a)	4,500,000	4,500,000
IL Health Facilities Authority
Glenkirk,
Series 1997,
LOC: Glenview State Bank,
LOC: LaSalle National Bank
3.450% 02/15/21 (a)	2,020,000	2,020,000
IL Macon County
Millikin University,
Series 2001,
LOC: National City Bank
3.420% 10/01/31 (a)	700,000	700,000
IL Marion Special Services Area No. 2
Series 2002,
LOC: U.S. Bank N.A.
3.470% 01/01/22 (a)	6,920,000	6,920,000
IL Metropolitan Pier & Exposition Authority
Series 2005 Z-5,
Insured: MBIA,
LIQ FAC: Goldman Sachs
3.480% 04/03/34 (a)	18,305,000	18,305,000
Series 2005,
Insured: MBIA
3.480% 12/15/36 (a)	1,000,000	1,000,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006,
LOC: U.S. Bank N.A.
3.460% 02/01/31 (a)	9,945,000	9,945,000
IL Niles
Notre Dame Homes for Boys,
Series 2001,
LOC: LaSalle Bank N.A.
3.450% 03/01/31 (a)	5,900,000	5,900,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IL Northern Cook County Solid Waster Agency
Series 2002 A,
LOC: Northern Trust Co.
3.440% 05/01/15 (a)	4,900,000	4,900,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank
3.580% 07/01/24 (a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
Series 2001,
LOC: National City Bank
3.470% 09/01/36 (a)	2,695,000	2,695,000
IL Regional Transportation Authority
Series 2006,
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
3.450% 07/01/28 (a)	4,790,000	4,790,000
IL Schaumburg City
Series 2004,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.460% 12/01/41 (a)	5,000,000	5,000,000
IL State
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.450% 12/01/20 (a)	2,335,000	2,335,000
Series 2004 445,
3.450% 12/15/15 (a)	7,020,000	7,020,000
Series 2004 563,
Insured: AMBAC,
LOC: JPMorgan Chase Bank
3.450% 11/01/12 (a)	3,170,000	3,170,000
IL Toll Highway Authority
Toll Highway Revenue,
Series 2005 R-4073,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.450% 01/01/23 (a)	3,705,000	3,705,000
IL Will & Kendall Counties Community Construction School District No. 202
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.450% 01/01/23 (a)	5,435,000	5,435,000
Illinois Total		460,860,000

Indiana – 2.4%
	Par ($)	Value ($)
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.600% 09/01/15 (a)	1,000,000	1,000,000
IN Bond Bank
Series 2003 II-R-2079,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.450% 09/01/21 (a)	2,410,000	2,410,000
Series 2004,
Insured: AMBAC
3.450% 02/01/12 (a)	5,430,000	5,430,000
IN Dearborn County Economic Development Revenue
Dearborn County Hospital,
Series 2006,
LOC: JPMorgan Chase Bank
3.580% 04/01/36 (a)	15,000,000	15,000,000
IN Development Finance Authority
Indiana University Foundation,
Series 1998,
LOC: National City Bank
3.480% 08/01/18 (a)	5,635,000	5,635,000
Rehabilitation Center, Inc.,
Series 2002,
LOC: Old National Bank
3.500% 07/01/17 (a)	1,890,000	1,890,000
IN Dyer Redevelopment Authority
Economic Development Lease Rent Revenue,
Series 2005 PT-2721,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
3.450% 07/15/23 (a)	12,190,000	12,190,000
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001,
LOC: Fifth Third Bank
3.600% 11/01/21 (a)	2,610,000	2,610,000
IN Finance Authority
University of Indiana,
Series 2006,
LOC: KeyBank N.A.
3.430% 07/01/36 (a)	6,600,000	6,600,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998,
LOC: Fifth Third Bank
3.440% 09/01/23 (a)	5,370,000	5,370,000
IN Health & Educational Facility Finance Authority
Porter Memorial Hospital,
Series 2005 A,
LOC: Fifth Third Bank
3.580% 01/01/19 (a)	9,295,000	9,295,000
IN Health Facility Financing Authority
Ascension Health,
Series 2001 A-1,
3.820% 11/15/36 (a)	20,000,000	20,000,000
Community Hospital of Indiana,
Series 2005 B,
LOC: National City Bank
3.400% 05/01/35 (a)	4,000,000	4,000,000
Southern Indiana Rehab Hospital,
Series 2001,
LOC: Bank One Kentucky
3.480% 04/01/20 (a)	2,200,000	2,200,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004,
LOC: U.S. Bank N.A.
3.470% 02/15/24 (a)	2,210,000	2,210,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2005,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.480% 02/01/25 (a)	3,000,000	3,000,000
IN Mount Vernon
Pollution Control & Solid Waste Disposal Revenue,
General Electric Co.,
Series 2004,
3.560% 12/01/14 (a)	15,600,000	15,600,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997,
LOC: Allied Irish Bank PLC
3.430% 09/01/17 (a)	4,120,000	4,120,000

	Par ($)	Value ($)
IN Transportation Finance Authority
Series 2004:
Insured: FGIC,
SPA: Wachovia Bank N.A.
3.450% 06/01/28 (a)	5,000,000	5,000,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.450% 06/01/09 (a)	3,835,000	3,835,000
IN Winona Lake
Grace Schools, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.440% 07/01/31 (a)	6,840,000	6,840,000
Indiana Total		134,235,000
Iowa – 0.2%
IA Des Moines
Series 2004,
Insured: AMBAC
3.450% 06/01/24 (a)	3,000,000	3,000,000
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A.
3.460% 09/01/30 (a)	5,000,000	5,000,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998,
LOC: Wells Fargo Bank N.A.
3.500% 11/01/13 (a)	1,270,000	1,270,000
Iowa Total		9,270,000
Kansas – 0.3%
KS Olathe Senior Living Facilities Revenue
Series 2006 C1,
LOC: LaSalle Bank N.A.
3.410% 11/15/38 (a)	11,000,000	11,000,000
KS Wichita City Hospital Revenue
Series 2005,
Insured: MBIA
3.440% 10/01/10 (a)	7,155,000	7,155,000
Kansas Total		18,155,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

Kentucky – 2.6%
	Par ($)	Value ($)
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004,
LOC: Branch Banking & Trust
3.450% 01/01/29 (a)	1,700,000	1,700,000
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999,
LOC: Fifth Third Bank
3.570% 12/01/19 (a)	4,300,000	4,300,000
Baptist Healthcare System,
Series 1999 B,
Insured: MBIA,
SPA: Bank One N.A.
3.400% 08/15/31 (a)	22,530,000	22,530,000
Goodwill Industries,
Series 2003,
LOC: Branch Banking & Trust
3.450% 08/01/23 (a)	9,265,000	9,265,000
KY Georgetown Industrial Building Revenue
Georgetown College,
Series 2006,
LOC: Fifth Third Bank
3.580% 11/15/29 (a)	10,000,000	10,000,000
KY Housing Corp. Single Family Mortgage Revenue
Series 2006,
LIQ FAC: Landesbank Hessen-Thuringen
3.460% 01/01/09 (a)	3,195,000	3,195,000
KY Jefferson County
Multi-Family Housing Revenue,
Canter Chase Apartments Project,
Series 2002,
Insured: FHLMC
3.470% 06/01/32 (a)	9,100,000	9,100,000
KY Lexington Faye Urban County Government
Roman Catholic Lexington:
Series 2005 A,
LOC: Fifth Third Bank
3.600% 10/01/32 (a)	3,300,000	3,300,000
Series 2005 B,
LOC: Fifth Third Bank
3.600% 10/01/32 (a)	4,735,000	4,735,000

	Par ($)	Value ($)
Series 2003 B,
LOC: Fifth Third Bank
3.600% 09/01/22 (a)	4,600,000	4,600,000
KY Mayfield
League of Cities Funding Trust,
Series 1996,
LOC: PNC Bank
3.540% 07/01/26 (a)	3,660,000	3,660,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A.
3.600% 06/01/34 (a)	5,220,000	5,220,000
KY Property & Buildings Commission
Series 2004,
Insured: FSA
3.450% 10/01/15 (a)	5,290,000	5,290,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A.
3.600% 03/01/36 (a)	20,000,000	20,000,000
KY Warren County Hospital Facility Revenue
Bowling Green Warren County,
Series 2001,
LOC: Branch Banking & Trust
3.450% 08/01/31 (a)	28,120,000	28,120,000
KY Wilmore Industrial Building Revenue
Series 2006,
LOC: Regions Bank
3.430% 08/01/31 (a)	8,100,000	8,100,000
Kentucky Total		143,115,000
Louisiana – 2.0%
LA Jefferson Sales Tax District
Series 2005,
Insured: AMBAC
3.200% 12/01/17 (a)(b)	5,130,000	5,130,000
LA Local Government Environmental Facilities & Community Development Authority
Series 2005,
Insured: FSA,
SPA: JPMorgan Chase Bank
3.420% 10/01/26 (a)	19,500,000	19,500,000
LA New Orleans Aviation Board
Series 1993 B,
Insured: MBIA,
LOC: Dexia Credit Local
3.550% 08/01/16 (a)	23,125,000	23,125,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
LA Offshore Terminal Authority
Loop, Inc.,
Series 1999,
LOC: JPMorgan Chase Bank
3.410% 10/01/19 (a)	16,400,000	16,400,000
LA Public Facilities Authority
The Glen Retirement System,
Series 2001,
LOC: AmSouth Bank
3.530% 09/01/16 (a)	3,045,000	3,045,000
Tiger Athletic Foundation,
Series 1999,
LOC: Regions Bank
3.420% 09/01/28 (a)	34,800,000	34,800,000
LA State
Series 2006 PT-3543,
Insured: CIFG,
LIQ FAC: Merrill Lynch Capital Services
3.450% 07/15/21 (a)	3,115,000	3,115,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A.
3.650% 12/01/16 (a)	3,870,000	3,870,000
Louisiana Total		108,985,000
Maine – 0.2%
ME Finance Authority
Erskine Academy,
Series 2004,
LOC: KeyBank N.A.
3.480% 12/01/20 (a)	1,965,000	1,965,000
Kents Hill School,
Series 2000,
LOC: Allied Irish Bank PLC
3.420% 07/01/30 (a)	5,385,000	5,385,000
ME Health & Higher Educational Facilities Authority
Series 2003,
Insured: FSA
3.450% 07/01/11 (a)	2,685,000	2,685,000
Maine Total		10,035,000
Maryland – 1.1%
MD Anne Arundel
West Capital Associates LP,
Series 1985,
LOC: SunTrust Bank
3.560% 12/01/15 (a)	3,500,000	3,500,000

	Par ($)	Value ($)
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004,
LOC: Branch Banking & Trust
3.450% 07/01/24 (a)	3,745,000	3,745,000
MD Carroll County
Fairhaven, Inc.,
Series 2004 B,
LOC: LaSalle Bank N.A.
3.400% 01/01/34 (a)	8,315,000	8,315,000
MD Gaithersburg Economic Development Revenue
Asbury Methodist Village, Inc.,
Series 2004,
LOC: KBC Bank N.V.
3.420% 01/01/34 (a)	5,800,000	5,800,000
MD Health & Higher Educational Facilities Authority
Series 1985 A,
LOC: JPMorgan Chase Bank
3.400% 04/01/35 (a)	26,120,000	26,120,000
MD State Community Development Administration Multifamily Housing Revenue
Series 2006 M,
3.670% 09/12/07	13,000,000	13,000,000
Maryland Total		60,480,000
Massachusetts – 0.9%
MA Development Finance Agency
Young Men's Christian Association of the North Shore,
Series 2002,
LOC: KeyBank N.A.
3.480% 11/01/22 (a)	5,585,000	5,585,000
MA Health & Educational Facilities Authority
Series 2004 PT-911,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 03/25/11 (a)(b)	6,175,000	6,175,000
Series 2006,
LOC: Allied Irish Bank PLC
3.410% 05/01/36 (a)	1,365,000	1,365,000
MA State
Series 1997 B,
SPA: Landesbank Hessen-Thuringen
3.380% 08/01/15 (a)	28,200,000	28,200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2004,
SPA: Dexia Credit Local
3.680% 08/01/16 (a)	8,225,000	8,225,000
Massachusetts Total		49,550,000
Michigan – 9.2%
MI ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: FGIC,
LOC: ABN AMRO Bank
3.320% 11/01/10 (a)	8,000,000	8,000,000
Series 2003-3,
Insured: MBIA,
SPA: ABN AMRO Bank
3.330% 01/01/11 (a)	28,915,000	28,915,000
MI Ann Arbor Economic Development
Ann Arbor YMCA,
Series 2004,
LOC: Fifth Third Bank
3.580% 04/01/34 (a)	1,900,000	1,900,000
MI Building Authority
Series 2003,
Insured: MBIA
3.450% 10/15/18 (a)	4,155,000	4,155,000
MI Detroit School District
Series 2006:
4.500% 08/21/07	40,000,000	40,333,268
Insured: FGIC,
LIQ FAC: Citigroup Financial Products
3.450% 05/01/33 (a)	3,480,000	3,480,000
MI Detroit Water Supply Systems
Series 2001 C,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.400% 07/01/29 (a)	62,995,000	62,995,000
Series 2006 B,
Insured: FSA,
SPA: DEPFA Bank PLC
3.410% 07/01/36 (a)	40,000,000	40,000,000
MI Fremont Hospital Finance Authority
Gerber Memorial Health Services,
Series 2002,
LOC: Fifth Third Bank
3.600% 11/01/27 (a)	5,245,000	5,245,000

	Par ($)	Value ($)
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank
3.600% 05/01/23 (a)	720,000	720,000
MI Grand Valley
State University Revenue:
Series 2001 B,
Insured: FGIC
3.400% 06/01/27 (a)	20,900,000	20,900,000
Series 2003,
Insured: XLCA
3.400% 09/01/28 (a)	17,420,000	17,420,000
MI Higher Education Facilities Authority
Davenport University,
Series 2004,
LOC: Fifth Third Bank
3.580% 06/01/34 (a)	14,550,000	14,550,000
Hope College:
Series 2002 B,
LOC: Fifth Third Bank
3.410% 04/01/32 (a)	9,355,000	9,355,000
Series 2004,
LOC: Bank One N.A
3.420% 04/01/34 (a)	9,480,000	9,480,000
MI Hospital Finance Authority
Health Alliance Plan,
Series 2006 C,
LOC: Charter One Bank
3.400% 11/15/40 (a)	40,650,000	40,650,000
Series 2003,
LOC: Fifth Third Bank
3.450% 12/01/32 (a)	8,100,000	8,100,000
MI Housing Development Authority
Series 2006 C,
SPA: DEPFA Bank PLC
3.470% 12/01/37 (a)	47,190,000	47,190,000
MI Municipal Bond Authority
Series 2006 B-2,
LOC: Bank of Nova Scotia
4.500% 08/20/07	31,900,000	32,143,931
MI Oakland County Economic Development Corp.
Pontiac Vision Schools,
Series 2000,
LOC: Allied Irish Banks PLC
3.440% 08/01/20 (a)	7,760,000	7,760,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003,
LOC: Fifth Third Bank
3.600% 12/01/18 (a)	2,215,000	2,215,000
MI State Hospital Finance Authority
Series 2000 E,
Insured: AMBAC,
SPA: Bank One N.A.
3.420% 12/01/30 (a)	32,050,000	32,050,000
MI State
3.650% 10/16/06	35,000,000	35,000,000
Series 2005 A,
4.500% 09/29/06	8,500,000	8,505,487
MI Strategic Fund Ltd.
Environmental Research Institute:
Series 2000 A,
3.540% 10/01/15 (a)	5,370,000	5,370,000
Series 2000 B,
3.540% 10/01/25 (a)	2,265,000	2,265,000
Grand Rapids Art Museum,
Series 2006 A,
LOC: LaSalle Bank N.A.
3.430% 05/01/41 (a)	10,000,000	10,000,000
MI West Shore Medical Center
Series 2001,
LOC: National City Bank
3.460% 04/01/22 (a)	10,510,000	10,510,000
Michigan Total		509,207,686
Minnesota – 0.1%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A.
3.460% 10/01/24 (a)	4,750,000	4,750,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A.
3.400% 10/01/35 (a)	1,750,000	1,750,000
MN Southern Municipal Power Agency
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.480% 01/01/27 (a)	1,000,000	1,000,000
Minnesota Total		7,500,000

Mississippi – 0.8%
	Par ($)	Value ($)
MS Biloxi Housing Authority Multifamily Housing Revenue
Bayview Place LLC,
Series 2005,
3.400% 08/01/07	8,750,000	8,707,042
MS Business Finance Corp.
Belhaven College,
Series 2004,
LOC: First Tennessee Bank
3.600% 07/01/24 (a)	4,600,000	4,600,000
Gulf Ship LLC,
Series 2006,
LOC: Regions Bank
3.420% 06/01/26 (a)	15,000,000	15,000,000
Mississippi College,
Series 2003,
LOC: AmSouth Bank
3.530% 07/01/23 (a)	11,400,000	11,400,000
MS Jackson County Pollution Control Revenue
Chevron Corp.:
Series 1992,
3.410% 12/01/16 (a)	1,750,000	1,750,000
Series 1993,
3.410% 06/01/23 (a)	2,675,000	2,675,000
Mississippi Total		44,132,042
Missouri – 2.3%
MO Clay County Public School District No. 53
Series 2004,
Insured: FSA
3.450% 03/01/12 (a)	6,060,000	6,060,000
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.700% 12/01/10 (a)	1,370,000	1,370,000
MO Development Finance Board
Southeast Missouri State University,
Series 2003 B,
LOC: U.S. Bank N.A.
3.420% 10/01/23 (a)	18,585,000	18,585,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.700% 12/01/10 (a)	1,355,000	1,355,000
MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2000,
LOC: U.S. Bank N.A.
3.400% 02/01/31 (a)	12,940,000	12,940,000
MO Joint Municipal Electric Utility Commission
Series 2006,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.450% 01/01/19 (a)	6,390,000	6,390,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue:
Ethans Apartments Associates,
Series 2004,
LOC: Citibank N.A.
3.440% 02/01/39 (a)	22,000,000	22,000,000
Timberlane Village Associates,
Series 1986,
LOC: UBS AG
3.480% 06/01/27 (a)	18,400,000	18,400,000
MO Platte County Industrial Development Authority
Series 1996,
Insured: FHLMC
3.410% 04/01/28 (a)	8,195,000	8,195,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.460% 01/01/30 (a)	8,335,000	8,335,000
MO St. Louis Industrial Development Authority
Series 1989,
LOC: PNC Bank N.A.
3.430% 05/01/09 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
MO University
Series 2002 A,
3.580% 11/01/32 (a)	15,850,000	15,850,000
Missouri Total		124,480,000
Nebraska – 0.1%
NE Elementary & Secondary School Finance Authority
Wider Omaha Lutheran School Association,
Series 2004 B,
LOC: PNC Bank N.A.
3.600% 09/01/29 (a)	3,950,000	3,950,000
Nebraska Total		3,950,000
Nevada – 1.7%
NV Carson City Hospital Revenue
Carson-Tahoe Hospital,
Series 2003 B,
LOC: U.S. Bank N.A.
3.400% 09/01/33 (a)	19,500,000	19,500,000
NV Clark County School District
Series 2001 A,
Insured: FSA,
SPA: State Street Bank & Trust Co.
3.500% 06/15/21 (a)	5,165,000	5,165,000
Series 2004,
Insured: MBIA
3.450% 06/15/23 (a)	6,225,000	6,225,000
NV Clark County
Airport Revenue,
Series 2005 D-2,
Insured: FGIC
3.480% 07/01/40 (a)	13,000,000	13,000,000
NV Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.440% 07/01/35 (a)	13,140,000	13,140,000
NV Henderson
Series 2004,
Insured: FGIC
3.450% 06/01/24 (a)	8,595,000	8,595,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NV Las Vegas Valley Water District
Series 2006,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank & Co.
3.450% 06/01/13 (a)	3,300,000	3,300,000
NV Reno Sales Tax Revenue
Series 2006 3G,
LIQ FAC: Goldman Sachs
3.470% 06/01/21 (a)	5,825,000	5,825,000
NV System of Higher Education
Series 2005,
Insured: AMBAC,
LIQ FAC: Deutsche Bank A.G.
3.440% 07/01/30 (a)	7,540,000	7,540,000
NV Tuckee Meadows Water Authority
3.600% 02/06/07	8,750,000	8,750,000
NV Washoe County School District
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.450% 06/01/20 (a)	3,965,000	3,965,000
Nevada Total		95,005,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank
3.470% 12/01/34 (a)	5,000,000	5,000,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A.
3.450% 06/15/15 (a)	1,800,000	1,800,000
New Hampshire Total		6,800,000
New Jersey – 0.7%
NJ Economic Development Authority
Series 2004 502,
Insured: MBIA,
LIQ FAC: PNC Bank N.A.
3.450% 01/01/22 (a)	10,785,000	10,785,000
NJ Municipal Securities Trust Certificates
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
3.520% 11/07/30 (a)	9,805,000	9,805,000

	Par ($)	Value ($)
NJ State
Series 2005,
Insured: AMBAC,
SPA: Dexia Credit Local
3.680% 07/15/19 (a)	15,165,000	15,165,000
New Jersey Total		35,755,000
New Mexico – 0.7%
NM Farmington Hospital Revenue
San Juan Regional Medical Center Project,
Series 2004-B,
LOC: Bank of Nova Scotia
3.440% 06/01/28 (a)	5,000,000	5,000,000
NM Finance Authority
Series 2004,
Insured: MBIA
3.450% 12/15/11 (a)	19,610,000	19,610,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 B,
Insured: FSA,
SPA: Citibank N.A.
3.420% 08/01/30 (a)	16,045,000	16,045,000
New Mexico Total		40,655,000
New York – 7.0%
NY ABN AMRO Munitops Certificates Trust
Series 2004,
Insured: FSA
3.350% 01/15/12 (a)	11,190,000	11,190,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
3.450% 06/01/11 (a)	4,190,000	4,190,000
NY Local Government Assistance Corp.
Series 2000,
Insured: FGIC,
LIQ FAC: Lloyds TSB Bank PLC
3.250% 04/01/10 (a)(b)	2,600,000	2,600,000
NY Metropolitan Transportation Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.440% 11/15/10 (a)	3,765,000	3,765,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 G,
LOC: BNP Paribas
3.570% 11/01/26 (a)	10,645,000	10,645,000
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 11/15/30 (a)	13,360,000	13,360,000
Series 2006 B26,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.440% 11/15/24 (a)	9,990,000	9,990,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A,
LOC: Landesbank Hessen-Thuringen
3.420% 06/01/39 (a)	43,840,000	43,839,124
RBNB Wall Street Owner LLC,
Series 2005 A,
LOC: Landesbank Hessen-Thuringen
3.400% 12/01/36 (a)	28,140,000	28,140,000
NY New York City Municipal Water Finance Authority
Series 1992 C,
Insured: FGIC
3.560% 06/15/22 (a)	11,300,000	11,300,000
Series 1993 C,
Insured: FGIC
3.560% 06/15/23 (a)	22,800,000	22,800,000
Series 1995 A,
Insured: FGIC
3.540% 06/15/25 (a)	23,850,000	23,850,000
NY New York City Transitional Finance Authority
Series 2002 3B,
SPA: Citigroup Global Markets
3.550% 11/01/22 (a)	77,745,000	77,745,000
Series 2002-2A,
LIQ FAC: Dexia Credit Local
3.540% 11/01/22 (a)	44,845,000	44,845,000
NY New York City
Series 2001 A-6,
Insured: FSA,
SPA: Dexia Credit Local
3.540% 11/01/26 (a)	22,000,000	22,000,000
Series 2004 C-3,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.400% 08/15/29 (a)	10,915,000	10,915,000

	Par ($)	Value ($)
NY Tobacco Settlement Financing Authority
Series 2006,
SPA: Merrill Lynch Capital Services
3.670% 06/01/20 (a)	45,855,000	45,855,000
New York Total		387,029,124
North Carolina – 4.0%
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College,
Series 2001,
LOC: Branch Banking & Trust Co.
3.450% 07/01/19 (a)	5,100,000	5,100,000
Campbell University,
Series 2004,
LOC: Branch Banking & Trust Co.
3.450% 10/01/24 (a)	5,600,000	5,600,000
The Raleigh School,
Series 2006,
LOC: Branch Banking & Trust Co.
3.450% 09/01/31 (a)	4,000,000	4,000,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.430% 09/01/35 (a)	7,740,000	7,740,000
Charlotte Stonehaven LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.430% 09/01/35 (a)	9,475,000	9,475,000
NC Cleveland County Family YMCA, Inc.
Series 1998,
LOC: Branch Banking & Trust Co.
3.450% 08/01/18 (a)	2,110,000	2,110,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005,
LOC: Branch Banking & Trust Co.
3.450% 12/01/30 (a)	10,250,000	10,250,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002,
LOC: Branch Banking & Trust Co.
3.450% 02/01/23 (a)	2,660,000	2,660,000
NC Henderson County Hospital Revenue
Series 2001,
LOC: Branch Banking & Trust Co.
3.450% 10/01/21 (a)	13,305,000	13,305,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.390% 02/01/24 (a)	59,175,000	59,175,000
Series 2006 A,
SPA: DEPFA Bank PLC
3.380% 02/01/26 (a)	22,785,000	22,785,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001,
LOC: Branch Banking & Trust
3.530% 01/01/31 (a)	10,070,000	10,070,000
Carolina Meadows, Inc.,
Series 2004,
LOC: Allied Irish Bank PLC
3.420% 12/01/34 (a)	5,110,000	5,110,000
J. Arthur Dosher Memorial Hospital,
Series 1998,
LOC: Branch Banking & Trust Co.
3.450% 05/01/18 (a)	2,240,000	2,240,000
Rutherford Hospital, Inc.,
Series 2001,
LOC: Branch Banking & Trust Co.
3.450% 09/01/21 (a)	3,640,000	3,640,000
Southeastern Regional Medical Center,
LOC: Branch Banking & Trust
3.450% 06/01/37 (a)	3,250,000	3,250,000
United Methodist Retirement Homes,
Series 2005,
LOC: Branch Banking & Trust Co.
3.450% 10/01/35 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
Well-Spring Retirement Community,
Series 2003,
LOC: Allied Irish Bank PLC
3.420% 01/01/21 (a)	9,100,000	9,100,000
Westcare, Inc.,
Series 2002 A,
LOC: Branch Banking & Trust Co.
3.450% 09/01/22 (a)	9,300,000	9,300,000
NC Wake County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.380% 04/01/21 (a)	33,250,000	33,250,000
North Carolina Total		223,160,000
North Dakota – 0.4%
ND Grand Forks Health Care Facilities Revenue
Series 2004,
Insured: MBIA:
SPA: Landesbank Hessen-Thuringen
3.450% 07/21/09 (a)	5,845,000	5,845,000
SPA: Merrill Lynch Capital Services
3.700% 12/01/24 (a)(b)	15,510,000	15,510,000
North Dakota Total		21,355,000
Ohio – 6.1%
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
3.420% 11/01/34 (a)	39,660,000	39,660,000
OH Clark County
Ohio Masonic Home,
Series 1999,
Insured: AMBAC,
SPA: KeyBank N.A.
3.440% 10/01/25 (a)	6,000,000	6,000,000
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art,
Series 2005 A,
3.400% 10/01/40 (a)	5,000,000	5,000,000
Park Synagogue,
Series 2006,
LOC: U.S. Bank N.A.
3.410% 01/01/31 (a)	9,995,000	9,995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Columbus Regional Airport Authority
Series 2004,
LOC: U.S. Bank N.A.
3.430% 03/01/34 (a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A.
3.430% 07/01/35 (a)	33,275,000	33,275,000
OH County of Lucas
Series 2002,
LOC: Fifth Third Bank
3.580% 10/01/21 (a)	9,200,000	9,200,000
OH Cuyahoga County Continuing Care Facilities Revenue
Eliza Jennings, Inc.,
Series 1999,
LOC: LaSalle Bank N.A.
3.400% 02/01/29 (a)	9,000,000	9,000,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001,
LOC: KeyBank N.A.
3.430% 01/01/32 (a)	4,615,000	4,615,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005,
Insured: AMBAC,
SPA: National City Bank
3.430% 06/01/30 (a)	20,835,000	20,835,000
OH Franklin County Hospital Revenue
Children's Hospital,
Series 2003,
Insured: AMBAC,
LOC: National City Bank
3.400% 11/01/33 (a)	11,000,000	11,000,000
Series 2002,
Insured: AMBAC,
LOC: National City Bank
3.400% 11/01/25 (a)	7,305,000	7,305,000
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.410% 06/01/35 (a)	6,485,000	6,485,000

	Par ($)	Value ($)
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank
3.410% 09/01/30 (a)	12,355,000	12,355,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank
3.600% 08/01/24 (a)	1,625,000	1,625,000
OH Jackson Local School District Stark & Summit Counties
Series 2004,
Insured: FGIC
3.440% 12/01/24 (a)	3,970,000	3,970,000
OH Licking County Health Care Facilities Revenue
Kendal at Granville,
Series 2003,
LOC: Bank of Scotland
3.400% 11/01/33 (a)	6,600,000	6,600,000
OH Lorain County Hospital Revenue
Series 2005,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.400% 11/01/21 (a)	45,000,000	45,000,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.420% 12/01/28 (a)	14,100,000	14,100,000
Series 2002 B,
LOC: Fifth Third Bank
3.430% 12/01/27 (a)	6,595,000	6,595,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank
3.410% 08/15/22 (a)	5,015,000	5,015,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank
3.530% 05/01/26 (a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,
Series 2000,
LOC: National City Bank
3.420% 12/01/20 (a)	13,670,000	13,670,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
OH Parma City
Parma Community General Hospital,
Series 2006 C,
LOC: JPMorgan Chase Bank
3.400% 11/01/30 (a)	10,510,000	10,510,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006,
LOC: Fifth Third Bank
3.440% 02/01/30 (a)	18,000,000	18,000,000
OH Summit County Port Authority
Series 2005,
LOC: National City Bank
3.470% 10/01/23 (a)	4,740,000	4,740,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000,
LOC: Fifth Third Bank
3.600% 08/01/20 (a)	900,000	900,000
Ohio Total		338,200,000
Oklahoma – 0.3%
OK Industries Authority
Amateur Softball Association,
Series 2002,
LOC: Bank One Oklahoma N.A.
3.650% 06/01/14 (a)	1,140,000	1,140,000
Integris Baptist Medical Center,
Series 1999 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.600% 08/15/29 (a)	17,335,000	17,335,000
Oklahoma Total		18,475,000
Oregon – 0.3%
OR Homeowner Revenue
Series 2006,
SPA: Merrill Lynch Capital Services
3.460% 05/01/10 (a)	14,255,000	14,255,000
Oregon Total		14,255,000

Pennsylvania – 6.4%
	Par ($)	Value ($)
PA Allegheny County Higher Education Building Authority
Carnegie Mellon University,
Series 1998,
SPA: Landesbank Hessen-Thuringen
3.500% 12/01/33 (a)	21,650,000	21,650,000
PA Allegheny County Hospital Development Authority
Childrens Home Pittsburgh:
Series 2006 A,
LOC: PNC Bank N.A.
3.430% 06/01/09 (a)	5,000,000	5,000,000
Series 2006 B,
LOC: PNA Bank N.A.
3.430% 06/01/35 (a)	9,000,000	9,000,000
Jefferson Regional Medical Center,
Series 2006 A,
LOC: PNC Bank N.A.
3.430% 05/01/26 (a)	22,000,000	22,000,000
University of Pittsburgh Medical Center:
Series 2005 B-1,
3.530% 12/01/16 (a)	13,100,000	13,100,000
Series 2005 B-2,
3.530% 12/01/35 (a)	21,900,000	21,900,000
PA Allegheny County Industrial Development Revenue
United Jewish Federation,
Series 1995 B,
LOC: PNC Bank N.A.
3.430% 10/01/25 (a)	5,575,000	5,575,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank
3.470% 11/01/19 (a)	2,700,000	2,700,000
PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Villas:
Series 2000 A,
LOC: Fifth Third Bank
3.420% 12/01/26 (a)	4,570,000	4,570,000
Series 2000 B,
LOC: Fifth Third Bank
3.420% 12/01/30 (a)	4,440,000	4,440,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
PA Chester County Industrial Development Authority
Archdiocese of Philadelphia,
Series 2001,
LOC: Wachovia Bank N.A.
3.500% 07/01/31 (a)	21,190,000	21,190,000
Malvern Preparatory School,
Series 2001,
LOC: Wachovia Bank N.A.
3.410% 04/01/31 (a)	8,450,000	8,450,000
PA Delaware County Industrial Development Authority
United Parcel Service,
Series 1985,
3.540% 12/01/15 (a)	4,000,000	4,000,000
PA Delaware Valley Regional Financial Authority
Series 2004,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 07/01/27 (a)(b)	4,995,000	4,995,000
PA Emmaus General Authority
Series 1989 -h19,
LOC: DEPFA Bank PLC
3.430% 03/01/24 (a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA,
SPA: Dexia Credit Local
3.460% 03/01/34 (a)	1,840,000	1,840,000
Series 2002 B,
Insured: FSA,
SPA: Dexia Credit Local
3.460% 03/01/34 (a)	11,270,000	11,270,000
PA Higher Educational Facilities Authority
Gannon University,
Series 2003 L1,
LOC: PNC Bank N.A.
3.430% 05/01/15 (a)	4,000,000	4,000,000
Kings College,
Series 2003 L2,
LOC: PNC Bank N.A.
3.430% 05/01/18 (a)	4,155,000	4,155,000
Series 2005,
LOC: Sovereign Bank
3.440% 11/01/36 (a)	8,000,000	8,000,000

	Par ($)	Value ($)
Student Association, Inc.,
Series 2006 A,
LOC: Citizens Bank of Pennsylvania
3.420% 07/01/38 (a)	34,900,000	34,900,000
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A.
3.430% 09/01/29 (a)	20,000,000	20,000,000
PA Lehigh County General Purpose Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.440% 07/01/18 (a)	8,610,000	8,610,000
PA Luzerne County Industrial Development Authority
Series 2005,
LOC: PNC Bank N.A.
3.430% 11/01/26 (a)	10,500,000	10,500,000
PA Montgomery County Industrial Development Authority
Series 1987,
LOC: PNC Bank N.A.
3.430% 09/01/06 (a)	5,000,000	5,000,000
PA Philadelphia Authority for Industrial Development
Newcourtland Elder Services,
Series 2003,
LOC: PNC Bank N.A.
3.500% 03/01/27 (a)	38,905,000	38,905,000
PA Philadelphia
Series 2006,
Insured: CIFG,
LIQ FAC: Bayerische Landesbank
3.440% 08/01/22 (a)	10,630,000	10,630,000
PA Turnpike Commission
Series 2005 B,
Insured: FSA,
SPA: JPMorgan Chase Bank
3.400% 07/15/41 (a)	18,785,000	18,785,000
PA Wilkinsburg Municipal Authority
Monroeville Christian,
Series 2006,
LOC: Citizens Bank N.A.
3.430% 03/01/27 (a)	11,100,000	11,100,000
Pennsylvania Total		351,265,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

Puerto Rico – 0.0%
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 Z-6,
Insured: FGIC,
LIQ FAC: Goldman Sachs
3.470% 06/26/37 (a)	1,975,000	1,975,000
Puerto Rico Total		1,975,000
South Carolina – 2.0%
SC ABN AMRO Munitops Certificates Trust
Series 2003,
Insured: FSA
3.340% 03/01/11 (a)	23,515,000	23,515,000
SC Cherokee County Industrial Development Revenue
Newark Electronics Corp.,
Series 1985,
LOC: LaSalle Bank N.A.
3.450% 12/01/15 (a)	6,500,000	6,500,000
SC Housing Finance & Development Authority
Mid-America Apartments LP,
Series 2005,
Insured: FNMA
3.430% 11/15/35 (a)	7,400,000	7,400,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999,
LOC: Branch Banking & Trust
3.450% 11/01/24 (a)	1,700,000	1,700,000
Health Care Facilities Revenue:
Baptist Ministries, Inc.,
Series 2000,
LOC: National Bank of South Carolina
3.480% 07/01/20 (a)	5,800,000	5,800,000
Carolina Village, Inc.,
Series 2000,
LOC: Branch Banking & Trust
3.450% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue:
Canon Memorial Hospital,
Series 2004 A,
LOC: National Bank of South Carolina
3.510% 06/01/24 (a)	6,070,000	6,070,000

	Par ($)	Value ($)
Sisters Of Charity Hospitals,
Series 2002,
LOC: Wachovia Bank N.A.
3.420% 11/01/32 (a)	3,855,000	3,855,000
Spartanburg YMCA,
Series 1996,
LOC: First Union National Bank
3.450% 06/01/18 (a)	2,560,000	2,560,000
SC Piedmont Municipal Power Agency
Electric Revenue,
Series 2004 B-3,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.430% 01/01/34 (a)	7,445,000	7,445,000
SC Public Service Authority
Series 2002,
Insured: FSA
3.450% 07/01/10 (a)	10,240,000	10,240,000
Series 2004,
Insured: AMBAC
3.450% 01/01/22 (a)	4,535,000	4,535,000
SC Transportation Infrastructure Bank
Series 2004,
Insured: AMBAC
3.450% 04/01/12 (a)	12,740,000	12,740,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
3.450% 10/01/33 (a)	3,075,000	3,075,000
South Carolina Total		108,685,000
Tennessee – 5.1%
TN Blount County Public Building Authority
Series 2002 A,
Insured: AMBAC,
SPA: Regions Bank
3.430% 06/01/17 (a)	3,675,000	3,675,000
TN Chattanooga Health Educational & Housing Facility Board
McCallie School,
Series 1991,
LOC: SunTrust Bank
3.410% 07/01/25 (a)	15,725,000	15,725,000
TN Cleveland Health & Educational Facilities Board Revenue
Lee University,
Series 2002,
LOC: First Tennessee Bank
3.600% 12/01/19 (a)	2,750,000	2,750,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TN Collierville Industrial Development Board
St. George's High School,
Series 2001,
LOC: AmSouth Bank
3.430% 08/01/31 (a)	19,870,000	19,870,000
TN Dickson County Industrial Development Board Revenue
The Jackson Foundation-Renaissance Learning Center,
Series 1997,
LOC: SunTrust Bank of Nashville
3.410% 11/01/12 (a)	8,800,000	8,800,000
TN Energy Acquisition Corp.
Series 2006,
LIQ FAC: Goldman Sachs
3.460% 09/01/26 (a)	50,000,000	50,000,000
TN Jackson Hospital Revenue
Jackson-Madison County General,
Series 2006 B,
Insured: AMBAC,
SPA: CitiBank N.A.
3.400% 04/01/41 (a)	21,200,000	21,200,000
TN Knox County Health Educational & Housing Facilities Board
Volunteer Student Housing LLC,
Series 2002,
LOC: Allied Irish Banks PLC
3.420% 09/01/34 (a)	19,850,000	19,850,000
TN Loudon Water & Sewer Revenue
Series 1996,
LOC: Wachovia Bank N.A.
3.460% 09/01/06 (a)	275,000	275,000
TN Metropolitan Government Nashville & Davidson County
3.560% 09/07/06	8,500,000	8,500,000
TN Metropolitan Government Nashville & Davidson County District Energy Revenue
Series 2002,
Insured: AMBAC
3.450% 10/01/19 (a)	5,300,000	5,300,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005,
LOC: Fifth Third Bank
3.600% 07/01/16 (a)	7,000,000	7,000,000

	Par ($)	Value ($)
Timberlake Apartments Associates,
Series 2002,
Insured: FNMA
3.420% 08/15/32 (a)	7,000,000	7,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995-2,
LOC: AmSouth Bank
3.510% 09/01/15 (a)	3,255,000	3,255,000
TN Morgan Keegan Municipal Products, Inc.
Series 2005 E,
3.450% 12/01/10 (a)	14,785,000	14,785,000
TN Sevier County Public Building Authority
Local Government Public Improvement Revenue,
Series 1998 III-B-2,
Insured: AMBAC,
SPA: Landesbank Hessen-Thuringen
3.430% 06/01/19 (a)	4,250,000	4,250,000
Series 2004 C-1,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.610% 06/01/34 (a)	17,500,000	17,500,000
Series 2005 E-3,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.610% 06/01/33 (a)	2,330,000	2,330,000
TN Shelby County Health Educational & Housing Facilities Board
Memphis University School Project,
Series 2002,
LOC: SunTrust Bank
3.430% 10/01/22 (a)	4,520,000	4,520,000
St. Benedict Auburndale School,
Series 2003,
LOC: AmSouth Bank
3.430% 05/01/33 (a)	5,050,000	5,050,000
St. Mary's Episcopal School Project,
Series 2004,
LOC: First Tennessee Bank
3.430% 12/01/34 (a)	3,500,000	3,500,000
TN Shelby County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
3.400% 04/01/30 (a)	25,500,000	25,500,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2006,
3.400% 03/01/31 (a)	30,000,000	30,000,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004,
LOC: SunTrust Bank
3.460% 07/01/24 (a)	3,050,000	3,050,000
Tennessee Total		283,685,000
Texas – 9.2%
TX A & M University System Board of Regents
Series 2006-57,
LIQ FAC: Goldman Sachs
3.450% 07/01/36 (a)	6,155,000	6,155,000
TX ABN AMRO Munitops Certificate Trust
Series 2003,
Insured: PSFG,
SPA: ABN AMRO Bank
3.350% 08/15/10 (a)	5,000,000	5,000,000
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
3.470% 12/01/33 (a)	5,385,000	5,385,000
TX Bexar County Housing Finance Corp.
Northwest Trails LP,
Series 2004,
Insured: FNMA
3.420% 12/15/34 (a)	4,930,000	4,930,000
TX Brazosport Independent School District
Series 2003,
3.450% 08/15/10 (a)	4,952,000	4,952,000
TX Brownsville Utility Systems Revenue
Series 2005,
Insured: AMBAC,
LIQ FAC: Citigroup Global Markets
3.450% 09/01/24 (a)	6,985,000	6,985,000
TX Canutillo Independent School District
Series 2003,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
3.450% 08/15/09 (a)	4,790,000	4,790,000

	Par ($)	Value ($)
TX Capital Area Cultural Education Facilities Finance Corp.
Roman Catholic Diocese Austin,
Series 2005,
LOC: Wachovia Bank N.A.
3.400% 04/01/45 (a)	48,380,000	48,380,000
TX Coppell Independent School District
Series 2005,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
3.480% 08/15/28 (a)	3,300,000	3,300,000
TX Corpus Christi
Series 2005,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.450% 03/01/25 (a)	4,840,000	4,840,000
TX Dallas Area Rapid Transit Sales
3.600% 09/05/06	10,000,000	10,000,000
TX Dallas Independent School District
Series 2004,
Insured: PSFG,
LIQ FAC: Citibank N.A.
3.450% 08/15/24 (a)	4,470,000	4,470,000
TX Denton County
Series 2005,
Insured: MBIA
3.450% 07/15/10 (a)	4,565,000	4,565,000
TX Denton Utilities System
Series 2004,
Insured: MBIA
3.450% 12/01/24 (a)	5,305,000	5,305,000
TX Duncanville Independent School District
Series 2006,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
3.450% 02/15/19 (a)	8,225,000	8,225,000
TX Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.440% 09/01/31 (a)	23,700,000	23,700,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Georgetown Health Facilities Development Corp.
Wesleyan Homes, Inc.,
Series 2006,
LOC: Regions Bank
3.480% 08/01/36 (a)	12,980,000	12,980,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993,
3.480% 06/01/10 (a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993,
3.480% 06/01/10 (a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A.
3.450% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004,
LOC: KBC Bank N.V.
3.420% 10/01/15 (a)	21,055,000	21,055,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A,
Insured: FNMA,
LIQ FAC: FNMA
3.440% 02/15/23 (a)	5,065,000	5,065,000
Summer Green LLC,
Series 2004 A,
Insured: FNMA,
LIQ FAC: FNMA
3.440% 02/15/23 (a)	2,600,000	2,600,000
TX Gulf Coast Waste Disposal Authority
Armco, Inc.,
Series 1998,
LOC: PNC Bank N.A.
3.430% 12/01/08 (a)	6,850,000	6,850,000
TX Harlandale Independent School District
Series 2004,
Insured: PSFG,
LOC: JPMorgan Chase Bank
3.450% 08/15/12 (a)	2,690,000	2,690,000

	Par ($)	Value ($)
TX Harris County-Houston Sports Authority
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.480% 11/15/38 (a)	2,000,000	2,000,000
TX Harris County
Series 2006,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.460% 08/15/33 (a)	5,580,000	5,580,000
TX Hays Consolidated Independent School District
Series 2005,
Insured: PSFG,
SPA: Merrill Lynch Capital Services
3.450% 08/15/25 (a)	10,970,000	10,970,000
TX HFDC of Central Texas, Inc.
Franciscan Communities Village,
Series 2004 C,
LOC: Sovereign Bank FSB
3.420% 05/15/38 (a)	6,500,000	6,500,000
TX Houston Independent School District
Series 2005 DB-169,
Insured: PSFG,
LIQ FAC: Deutsche Bank A.G.
3.440% 02/15/24 (a)	3,365,000	3,365,000
Series 2005 PT-3160,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.450% 02/15/20 (a)	5,390,000	5,390,000
TX Houston Utility System Revenue
Series 2004:
Insured: FSA
3.450% 05/15/20 (a)	5,155,000	5,155,000
Insured: MBIA
3.450% 05/15/27 (a)	12,145,000	12,145,000
TX Houston Water & Sewer Systems Revenue
Series 2002,
Insured: MBIA
3.430% 12/01/23 (a)	12,495,000	12,495,000
Series 2005,
Insured: FSA
3.480% 12/01/26 (a)	3,565,000	3,565,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Houston
Series 2004,
Insured: MBIA,
LOC: JPMorgan Chase Bank
3.450% 03/01/12 (a)	9,245,000	9,245,000
TX Hunt Memorial Hospital District
Series 1998,
Insured: FSA
3.460% 08/15/17 (a)	10,070,000	10,070,000
TX Irving Independent School District
Series 2006,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.450% 02/15/17 (a)	5,195,000	5,195,000
TX Mesquite Independent School District No. 1
Series 2005 1032,
Insured: PSFG,
LIQ FAC: JPMorgan Chase Bank
3.450% 08/15/13 (a)	5,315,000	5,315,000
TX Midlothian Industrial Development Corp.
Box-Crow Cement Co.,
Series 1984,
LOC: UBS A.G.
3.420% 12/01/09 (a)	15,400,000	15,400,000
TX Montgomery County Municipal Utility District No. 46
Series 2004,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.450% 09/01/10 (a)	1,295,000	1,295,000
TX Municipal Power Agency
Series 2004,
Insured: FGIC
3.470% 09/01/11 (a)	28,000,000	28,000,000
TX North Central Health Facility Development Corp.
Baylor Health Care System,
Series 2006 B,
Insured: FSA,
SPA: Bank of New York
3.350% 08/15/30 (a)	17,000,000	17,000,000
Series 2004,
Insured: MBIA
3.450% 07/11/12 (a)	13,395,000	13,395,000

	Par ($)	Value ($)
TX North East Independent School District
Series 2005 PT-3156,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.450% 02/01/22 (a)	2,310,000	2,310,000
TX North University
3.600% 11/07/06	8,550,000	8,550,000
TX Northshide Independent School District
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.470% 06/15/33 (a)	5,585,000	5,585,000
TX Nueces County
Series 2004,
Insured: AMBAC
3.450% 02/15/12 (a)	10,535,000	10,535,000
TX Richardson Independent School District
Series 2005 PT-2835,
Insured: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.450% 02/15/25 (a)	4,295,000	4,295,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001,
LOC: Bank One N.A.
3.480% 12/01/21 (a)	7,655,000	7,655,000
TX San Antonio Health Facilities Development Corp. Revenue
CTRC Clinical Foundation,
LOC: Wells Fargo Bank N.A.
3.400% 06/01/20 (a)	6,400,000	6,400,000
TX San Antonio Water Revenue
Series 2003 A,
Insured: MBIA
3.430% 05/15/33 (a)	37,845,000	37,845,000
TX San Marcos Consolidated Independent School District
Series 2005,
Insured: PSFG
3.450% 08/01/26 (a)	6,125,000	6,125,000
TX State
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.500% 04/01/30 (a)	7,490,000	7,490,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
TX Victoria Health Facilities Development Corp.
Warm Springs Rehabilitation Foundation,
Series 1997,
LOC: Chase Bank of Texas N.A.
3.480% 09/01/27 (a)	1,325,000	1,325,000
TX White Settlement Independent School District
Series 2005 II-R-2215,
Insured: PSFG,
LIQ FAC: Citigroup Global Market
3.450% 08/15/22 (a)	9,840,000	9,840,000
TX Williamson County
Series 2001 188,
Insured: FSA
3.450% 02/15/21 (a)	8,135,000	8,135,000
Texas Total		511,292,000
Utah – 0.3%
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002,
LOC: JPMorgan Chase Bank
3.520% 08/01/11 (a)	1,825,000	1,825,000
UT Water Finance Agency
Series 2005 A-13,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.460% 10/01/27 (a)	10,000,000	10,000,000
UT Weber County Housing Authority
Series 2001,
LOC: Bank One N.A.
3.470% 11/01/39 (a)	2,630,000	2,630,000
Utah Total		14,455,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Gifford Medical Center,
Series 2006 A,
LOC: KeyBank N.A.
3.560% 10/01/36 (a)	11,220,000	11,220,000
Vermont Total		11,220,000

Virginia – 0.5%
	Par ($)	Value ($)
VA Alexandria Industrial Development Authority
American Association for the Study of Liver Disease,
Series 2006,
LOC: SunTrust Bank
3.410% 08/01/36 (a)	4,000,000	4,000,000
Series 1989,
LOC: First Union National Bank
3.460% 01/01/09 (a)	2,095,000	2,095,000
VA Front Royal & Warren County Industrial Development Revenue
Series 2003,
LOC: Branch Banking & Trust
3.450% 05/01/23 (a)	3,525,000	3,525,000
VA Hanover County Virginia Industrial Development Authority
Covenant Woods,
Series 1999,
LOC: Branch Banking & Trust Co.
3.450% 07/01/29 (a)	3,965,000	3,965,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003,
LOC: Branch Banking & Trust
3.450% 12/01/33 (a)	11,750,000	11,750,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B,
LOC: Branch Banking & Trust
3.450% 01/01/35 (a)	3,000,000	3,000,000
Virginia Total		28,335,000
Washington – 2.4%
WA Broadway Office Properties Revenue
Series 2002,
Insured: MBIA
3.450% 06/01/10 (a)	8,880,000	8,880,000
WA Energy Northwest
Series 2003 D2,
Insured: MBIA,
SPA: Dexia Credit Local
3.400% 07/01/18 (a)	23,245,000	23,245,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
WA Grant County Public Utility District No. 2 Priest Rapids
Series 2001,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.460% 01/01/22 (a)	10,495,000	10,495,000
WA Health Care Facilities Authority
Seattle Cancer Care,
Series 2005,
LOC: Harris Trust & Savings Bank
3.430% 03/01/35 (a)	3,950,000	3,950,000
WA Housing Finance Commission
Antioch University,
Series 2005,
LOC: U.S. Bank N.A.
3.590% 01/01/27 (a)	6,635,000	6,635,000
Franke Tobey Jones,
Series 2003,
LOC: Wells Fargo Bank N.A.
3.650% 09/01/33 (a)	13,035,000	13,035,000
Pioneer Human Services,
Series 2001 A,
LOC: U.S. Bank N.A.
3.650% 08/01/19 (a)	4,840,000	4,840,000
Series 1988,
LOC: Harris Trust & Savings Bank
3.500% 01/01/10 (a)	11,600,000	11,600,000
Spokane United Methodist Homes:
Series 1999 A,
LOC: Wells Fargo Bank N.A.
3.650% 01/01/30 (a)	14,275,000	14,275,000
Series 2002,
LOC: Wells Fargo Bank N.A.
3.650% 01/01/34 (a)	7,730,000	7,730,000
YMCA of Snohomish County,
Series 1999,
LOC: U.S. Bank N.A.
3.650% 06/01/27 (a)	2,265,000	2,265,000
WA Pierce County
Series 2005 921,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.450% 02/01/13 (a)	4,215,000	4,215,000

	Par ($)	Value ($)
WA Redmond
Series 2006,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Servies
3.450% 12/01/20 (a)	3,445,000	3,445,000
WA State
Series 2004 B-22,
Insured: FSA
3.450% 07/01/24 (a)	8,745,000	8,745,000
Series 2004,
Insured: AMBAC
3.450% 01/01/12 (a)	7,415,000	7,415,000
Washington Total		130,770,000
West Virginia – 0.1%
WV University
Series 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.450% 10/01/12 (a)	4,975,000	4,975,000
West Virginia Total		4,975,000
Wisconsin – 1.5%
WI Allouez
Series 2004,
Insured: AMBAC
3.450% 04/01/24 (a)	5,175,000	5,175,000
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: U.S. Bank N.A.
3.470% 12/15/09 (a)	3,205,000	3,205,000
WI Center District Tax Revenue
Series 2004,
Insured: MBIA
3.450% 12/15/21 (a)	6,630,000	6,630,000
WI Health & Educational Facilities Authority
Amery Regional Medical Center,
Series 2006 A,
LOC: Fifth Third Bank
3.540% 05/01/36 (a)	8,000,000	8,000,000
Series 2003:
Insured: MBIA
3.350% 02/15/16 (a)(b)	8,340,000	8,340,000
LOC: Bank One N.A.
3.440% 07/01/28 (a)	6,660,000	6,660,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
WI Transportation Revenue
3.740% 09/06/06	6,975,000	6,975,000
WI University Hospitals & Clinics Authority
Series 2005,
Insured: FSA,
SPA: U.S. Bank N.A.
3.400% 04/01/29 (a)	25,325,000	25,325,000
WI West Allis
State Fair Park Exposition Center,
Series 2001,
LOC: U.S. Bank N.A.
3.440% 08/01/28 (a)	9,700,000	9,700,000
Wisconsin Total		80,010,000
Wyoming – 0.1%
WY Sweetwater County
Pacificorp,
Series 1988 A,
LOC: Barclays Bank PLC
3.620% 09/07/06	4,750,000	4,750,000
Wyoming Total		4,750,000
Total Municipal Bonds (Cost of $5,439,288,119)		5,439,288,119

Variable Rate Demand Notes – 1.6%

Puttable Floating Option Tax-Exempt Receipts
Series 2001,
LIQ FAC: Merrill Lynch Capital Services
3.540% 01/01/32 (a)	7,220,000	7,220,000
Series 2006 A,
SPA: Merrill Lynch Capital Services:
3.480% 10/01/39 (a)	78,025,000	78,025,000
3.510% 10/01/37 (a)	6,005,000	6,005,000
Total Variable Rate Demand Notes (Cost of $91,250,000)		91,250,000
Total Investments – 100.0% (Cost of $5,530,538,119)(c)		5,530,538,119
Other Assets & Liabilities, Net – 0.0%		(444,037)
Net Assets – 100.0%		$5,530,094,082

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Illiquid security.

(c) Cost for federal income tax purposes is $5,530,538,119.

Acronym	Name

AMBAC	Ambac Assurance Corp.

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

HFDC	Health Facility Development Corporation

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds – 96.0%

California – 89.6%
	Par ($)	Value ($)
CA ABAG Finance Authority for Nonprofit Corps.
Jewish Community Center of San Francisco,
Series 2002,
LOC: Allied Irish Bank PLC
3.500% 11/15/31 (a)	7,675,000	7,675,000
Series 2005,
LOC: Allied Irish Bank PLC
3.500% 11/15/35 (a)	16,625,000	16,625,000
CA ABN AMRO Munitops Certificates Trust
Series 2002,
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.330% 07/01/09 (a)	14,485,000	14,485,000
Series 2003,
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.320% 08/01/11 (a)	8,895,000	8,895,000
Series 2004:
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.320% 07/01/11 (a)	10,590,000	10,590,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.320% 06/01/12 (a)	7,825,000	7,825,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.320% 08/01/12 (a)	8,575,000	8,575,000
Series 2005:
Insured: AMBAC,
SPA: ABN AMRO Bank N.V.
3.350% 12/01/12 (a)	6,925,000	6,925,000
Insured: FGIC,
SPA: ABN AMRO Bank N.V.
3.340% 08/01/13 (a)	14,995,000	14,995,000
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.320% 08/01/13 (a)	10,000,000	10,000,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.:
3.320% 08/01/13 (a)	8,845,000	8,845,000
3.440% 06/01/13 (a)	9,995,000	9,995,000
Series 2006:
Insured: FSA,
SPA: ABN AMRO Bank N.V.
3.610% 05/01/14 (a)	12,995,000	12,995,000
Insured: MBIA,
SPA: ABN AMRO Bank N.V.
3.570% 11/01/13 (a)	9,495,000	9,495,000

	Par ($)	Value ($)
CA Alameda Contra Costa Schools Financing Authority Certificates of Participation
Series 1997 B,
LOC: Scotia Bank
3.370% 07/01/23 (a)	1,630,000	1,630,000
Series 1997 D,
LOC: Bank of Nova Scotia
3.370% 07/01/18 (a)	700,000	700,000
Series 1998 F,
LOC: KBC Bank N.V.
3.370% 08/01/23 (a)	1,045,000	1,045,000
Series 1999 G,
Insured: AMBAC
3.390% 08/01/24 (a)	6,560,000	6,560,000
Series 2003 L,
LOC: Scotia Bank
3.320% 08/01/33 (a)	13,015,000	13,015,000
Series 2005 M,
LOC: Bank of Nova Scotia
3.320% 08/01/30 (a)	5,495,000	5,495,000
CA Alameda Corridor Transportation Authority
Series 1999 CMC-1,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.490% 10/01/08 (a)	6,480,000	6,480,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.470% 10/01/20 (a)	8,695,000	8,695,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT,
LOC: Comerica Bank
3.430% 04/01/34 (a)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT,
LOC: Comerica Bank
3.430% 08/01/35 (a)	5,000,000	5,000,000
Segale Family Trust,
Series 2002, AMT,
LOC: Bank of the West
3.430% 10/01/32 (a)	2,500,000	2,500,000
York Fabrication, Inc.,
Series 1996 A, AMT,
LOC: Bank of the West, BNP Paribas
3.400% 11/01/26 (a)	5,300,000	5,300,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Alvord Unified School District
Series 2004,
Insured: MBIA,
SPA: BNP Paribas
3.430% 02/01/24 (a)	2,520,000	2,520,000
CA Antelope Valley Community College District
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.440% 08/01/26 (a)	7,925,000	7,925,000
CA Berkeley
Series 1993,
LOC: Wells Fargo Bank N.A.
3.280% 06/01/23 (a)	7,250,000	7,250,000
CA Burbank Glendale Pasadena Airport Authority
Series 2005, AMT,
Insured: AMBAC:
LIQ FAC: JPMorgan Chase & Co.
3.460% 01/01/13 (a)	5,705,000	5,705,000
SPA: Merrill Lynch Capital Services
3.490% 07/01/18 (a)	2,885,000	2,885,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001,
Insured: FSA,
SPA: First Union National Bank
3.270% 09/01/24 (a)	1,700,000	1,700,000
CA Carson Redevelopment Agency
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup
Global Markets
3.440% 10/01/19 (a)	3,155,000	3,155,000
CA City of Chula Vista
Series 2006, AMT,
Insured: AMBAC,
SPA: Merrill Lynch
Capital Services
3.460% 12/01/27 (a)	3,125,000	3,125,000
CA City of Los Angeles
Series 2006,
4.500% 06/29/07	40,000,000	40,240,116
CA Clovis Unified School District
Series 2005 Pz-49,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
3.470% 08/01/24 (a)	3,395,000	3,395,000

	Par ($)	Value ($)
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch
Capital Services
3.480% 08/01/28 (a)	1,515,000	1,515,000
CA Colton Joint Unified School District
Series 2004,
Insured: FGIC
3.440% 02/01/12 (a)	5,415,000	5,415,000
CA Communities Development
3.400% 09/06/06	74,215,000	74,215,000
CA Contra Costa County Multi-Family Housing Revenue
Park Regency LLC,
Series 2003 F,
LIQ FAC: FNMA
3.370% 10/15/33 (a)	10,000,000	10,000,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A,
Insured: FNMA
3.300% 12/01/15 (a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A,
3.300% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
3.580% 09/01/06	15,591,000	15,591,000
Power Supply Revenue:
Series 2002 B-2,
LOC: BNP Paribas
3.480% 05/01/22 (a)	58,935,000	58,935,000
Series 2002 C-15,
LOC: Bank of Nova Scotia
3.300% 05/01/22 (a)	24,205,000	24,205,000
Series 2002 C-4,
LOC: JPMorgan Chase Bank &
California State Teachers'
Retirement System
3.290% 05/01/22 (a)	66,275,000	66,275,000
Series 2002 C-8,
LOC: Bayerische Landesbank
3.250% 05/01/22 (a)	11,725,000	11,725,000
Series 2003:
Insured: AMBAC,
LOC: BNP Paribas
3.500% 05/01/16 (a)(b)	63,485,000	63,485,000
Insured: MBIA
3.440% 05/01/11 (a)	75,000	75,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2005 F-2,
LOC: JPMorgan Chase Bank,
LOC: Societe Generale
3.520% 05/01/20 (a)	35,000,000	34,998,812
Series 2005 G-1,
LOC: Bank of Nova Scotia
Trust Co.
3.300% 05/01/11 (a)	20,800,000	20,800,000
Series 2005 G-10,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.300% 05/01/18 (a)	65,545,000	65,545,000
Series 2005 G-12,
Insured: FGIC,
LOC: Landesbank Baden-
Wurttemberg
3.300% 05/01/18 (a)	20,800,000	20,800,000
Series 2005 G-13,
Insured: FGIC,
SPA: Morgan Stanley Bank
3.330% 05/01/18 (a)	23,800,000	23,800,000
Series 2005 G-14,
Insured: FGIC,
LOC: Landesbank
Hessen-Thuringen
3.290% 05/01/18 (a)	33,785,000	33,785,000
Series 2004 2168,
Insured: FGIC,
SPA: Merrill Lynch
Capital Services
3.440% 12/01/10 (a)	5,145,000	5,145,000
Supply Revenue,
Series 2002 C-11,
LOC: KBC Bank N.V.,
LOC: Bank of New York
3.500% 05/01/22 (a)	10,600,000	10,600,000
CA Desert Community College District
Series 2005 912,
Insured: MBIA,
LIQ FAC: JPMorgan
Chase Bank
3.440% 02/01/13 (a)	4,165,000	4,165,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B,
LOC: General Electric
Capital Corp.
3.260% 12/01/19 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
Piken Duarte Partners,
Series 1984 A,
LOC: General Electric
Capital Corp.
3.260% 12/01/19 (a)	7,000,000	7,000,000
CA Eagle Tax-Exempt Trust
Series 1998, AMT,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.470% 05/15/15 (a)	13,000,000	13,000,000
CA East Bay Municipal Utility District
Water System Revenue,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup
Global Markets
3.440% 06/01/19 (a)	4,050,000	4,050,000
CA Economic Recovery
Series 2004 C-18,
Insured: XLCA,
LOC: DEPFA Bank PLC
3.320% 07/01/23 (a)	9,775,000	9,775,000
Series 2004 C-21,
Insured: XLCA,
SPA: Dexia Credit Local
3.370% 07/01/23 (a)	5,000,000	5,000,000
Series 2004,
LIQ FAC: Citibank N.A.
3.440% 07/01/23 (a)	18,745,000	18,745,000
Series 2004C-11,
LOC: BNP Paribas
3.300% 07/01/23 (a)	29,349,000	29,349,000
CA Educational Facilities Authority
Life Chiropractic College,
Series 1999,
LOC: Bank of the West
3.410% 01/01/25 (a)	6,165,000	6,165,000
Pitzer College,
Series 2005 B,
LOC: Bank of New York
3.270% 04/01/45 (a)	5,500,000	5,500,000
Series 2000 A,
LIQ FAC: Societe Generale
3.440% 10/01/27 (a)	14,275,000	14,275,000
CA Fremon Certificates of Participation
Series 2001,
LOC: Scotia Bank
3.290% 08/01/30 (a)	30,495,000	30,495,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Fremont Unified School District Certificates of Participation
Series 2005,
Insured: FSA,
LOC: Dexia Credit Local
3.380% 09/01/30 (a)	10,500,000	10,500,000
CA Fremont Union High School District
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch
Capital Services
3.440% 09/01/23 (a)	3,520,000	3,520,000
CA Fullerton School District
Series 2002,
Insured: FGIC,
SPA: Merrill Lynch
Capital Services
3.440% 08/01/21 (a)	5,800,000	5,800,000
CA Golden State Tobacco Securitization Corp.
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.450% 06/01/35 (a)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup
Global Markets
3.440% 12/01/22 (a)	1,735,000	1,735,000
CA GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs,
GIC: IXIS Financial Products
3.510% 05/01/47 (a)	6,739,427	6,739,427
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC,
Series 1998 A, AMT,
Insured: FNMA
3.380% 03/15/33 (a)	4,500,000	4,500,000
CA Health Facilities Financing Authority
Catholic Healthcare West,
Series 1988 B,
Insured: MBIA,
SPA: Morgan Guaranty Trust
3.480% 07/01/16 (a)	11,745,000	11,745,000

	Par ($)	Value ($)
Hospital Adventist Systems,
Series 1998 B,
Insured: MBIA
3.500% 09/01/28 (a)	95,000	95,000
CA Housing Finance Agency
Series 2000, AMT,
Insured: AMBAC,
LIQ FAC: Merrill Lynch
Capital Services
3.480% 08/01/29 (a)	6,235,000	6,235,000
Series 2001 E, AMT,
3.430% 02/01/36 (a)	30,195,000	30,195,000
Series 2002 B,
SPA: FNMA
3.320% 02/01/35 (a)	14,400,000	14,400,000
Series 2004 E-2, AMT,
3.390% 02/01/35 (a)	65,540,000	65,540,000
Series 2005 B, AMT,
SPA: BNP Paribas
3.420% 02/01/35 (a)	60,370,000	60,370,000
Series 2005, AMT:
LIQ FAC: Landesbank
Hessen-Thuringen
3.460% 11/01/07 (a)	18,195,000	18,195,000
LIQ FAC: Lloyds TSB Bank PLC
GIC: Trinity Funding Co. LLC
3.480% 02/01/08 (a)	28,880,000	28,880,000
Series B,
3.420% 08/01/35 (a)	33,665,000	33,665,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
Insured: FNMA
3.300% 08/01/26 (a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research,
Series 2001,
LOC: Bank of New York,
LOC: California State
Teachers' Retirement System
3.350% 11/15/37 (a)	36,350,000	36,350,000
Goodwill Industries Orange County,
Series 2006,
LOC: Wells Fargo Bank N.A.
3.280% 03/01/31 (a)	3,850,000	3,850,000
Kruger & Sons, Inc.,
Series 2002, AMT,
LOC: Bank of the West
3.400% 11/01/28 (a)	4,980,000	4,980,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2003 A:
Insured: FGIC
3.450% 07/01/29 (a)	7,000,000	7,000,000
LOC: Wells Fargo Bank N.A.
3.320% 09/01/28 (a)	4,000,000	4,000,000
Traditional Baking, Inc.,
Series 2003, AMT,
LOC: Mellon Bank N.A.
3.450% 08/01/28 (a)	2,140,000	2,140,000
CA Irwindale Community Redevelopment Agency
Series 2006,
Insured: FSA,
LIQ FAC: Dexia Credit Local
3.430% 07/15/26 (a)	7,120,000	7,120,000
CA Kern High School District
Series 2005,
Insured: FSA,
LIQ FAC: Merrill Lynch
Capital Services
3.440% 08/01/25 (a)	8,375,000	8,375,000
CA Lake Eslinore Recreation Authority
Series 2000 A,
LOC: Union Bank of California,
LOC: California State Teachers'
Retirement System
3.320% 02/01/32 (a)	8,610,000	8,610,000
CA Lassen Municipal Utility District Revenue
Series 1996 A, AMT,
Insured: FSA,
SPA: Credit Local de France
3.450% 05/01/08 (a)	2,600,000	2,600,000
CA Livermore Certificates of Participation
Insured: AMBAC,
LOC: Dexia Public Finance Bank
3.290% 10/01/30 (a)	3,605,000	3,605,000
CA Lodi Electric System Revenue Certificates of Participation
Series 2002 A,
Insured: MBIA
SPA: BNP Paribas
3.260% 07/01/32 (a)	12,500,000	12,500,000
CA Long Beach Bond Finance Authority
Series 1999,
LOC: Bank One N.A.
3.300% 09/01/09 (a)	3,060,000	3,060,000

	Par ($)	Value ($)
CA Long Beach Harbor Revenue
Series 2005 MT-175,
Insured: FGIC,
LIQ FAC: Merrill Lynch
Capital Services
3.230% 05/15/15 (a)(b)	4,995,000	4,995,000
CA Los Angeles Community Redevelopment Agency
Multi-Family Housing Revenue:
Grand Promenade,
Series 2002,
Insured: FHLMC
3.300% 04/01/32 (a)	13,300,000	13,300,000
Series 2003 A, AMT,
LOC: HSBC Bank USA
3.350% 12/01/38 (a)	17,965,000	17,965,000
CA Los Angeles County Housing Authority
Multi-Family Housing Revenue,
Series 2002 PT-639, AMT,
Insured: FHLMC
3.490% 10/01/31 (a)	68,785,000	68,785,000
CA Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue,
Series 2004 A,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.450% 07/01/34 (a)	9,700,000	9,700,000
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas,
LOC: Landesbank Baden-
Wurttmberg
3.300% 05/15/20 (a)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.490% 01/01/09 (a)	12,995,000	12,995,000
Series 2002 A-1,
LOC: National Australia Bank
3.270% 07/01/35 (a)	10,000,000	10,000,000
Series 2002 A-2,
LOC: National Australia Bank
3.270% 07/01/35 (a)	25,700,000	25,700,000
Series 2002 A-4,
3.270% 07/01/35 (a)	19,200,000	19,200,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Series 2002 A-5,
LOC: National Australia Bank
3.270% 07/01/35 (a)	12,775,000	12,775,000
Series 2002 A-6,
3.270% 07/01/35 (a)	18,000,000	18,000,000
Series 2002 A-7,
LOC: National Australia Bank
3.270% 07/01/35 (a)	5,100,000	5,100,000
Series 2002 A-8,
3.360% 07/01/35 (a)	5,200,000	5,200,000
CA Los Angeles Harbor Department Revenue
Series 2006, AMT,
Insured: MBIA
5.000% 08/01/07	1,645,000	1,665,468
CA Los Angeles Multi-Family Revenue
Series 1991 B,
Insured: FHLMC
3.320% 12/01/32 (a)	7,840,000	7,840,000
CA Los Angeles Unified School District
Series 2005 A,
Insured: AMBAC
4.500% 10/18/06	50,000,000	50,058,964
Series 2006:
Insured: FGIC,
LIQ FAC: Merrill Lynch
Capital Services
3.440% 07/01/25 (a)	2,990,000	2,990,000
Insured: AMBAC,
LIQ FAC: Merrill Lynch & Co.
3.440% 07/01/30 (a)	8,300,000	8,300,000
CA Los Angeles Wastewater System Revenue
Series 2006 D,
Insured: XLCA,
SPA: Scotiabank
3.360% 06/01/28 (a)	20,000,000	20,000,000
CA Metropolitan Water District of Southern California
Series 2002 A,
SPA: Landesbank Baden-
Wurttemberg
3.300% 07/01/25 (a)	60,045,000	60,045,000
CA Modesto Irrigation District Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch
Capital Services
3.440% 01/01/11 (a)	20,320,000	20,320,000

	Par ($)	Value ($)
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch
Capital Services
3.440% 10/01/26 (a)	2,265,000	2,265,000
CA Morgan Hill United School District
Series 2000 S,
Insured: FGIC,
SPA: Societe Generale
3.430% 08/01/25 (a)	4,290,000	4,290,000
CA Municipal Securities Trust Certificates
Series 2006:
Insured: MBIA,
LIQ FAC: Bear Stearns Capital Markets
3.520% 12/17/20 (a)	12,815,000	12,815,000
Insured: FGIC
LIQ FAC: Bear Stearns Capital Market
3.520% 10/09/25 (a)	8,505,000	8,505,000
CA Oakland-Alameda County Coliseum Authority Lease
Series 2000 C-1,
LOC: Bank of New York,
LOC: California State Teachers'
Retirement System
3.350% 02/01/25 (a)	8,300,000	8,300,000
CA Oakland
Series 2002 756,
Insured: FGIC,
LOC: Morgan Stanley
Dean Witter
3.410% 01/15/32 (a)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
Series 1985 Z,
Insured: FHLMC
3.260% 11/01/07 (a)	15,500,000	15,500,000
Series 1998 H,
Insured: FNMA
3.350% 11/15/28 (a)	10,700,000	10,700,000
Series 1999 D,
Insured: FHMLC
3.350% 12/01/29 (a)	4,500,000	4,500,000
The Lakes Joint Venture,
Series 1991 A,
Insured: FHLMC
3.350% 12/01/06 (a)	8,200,000	8,200,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Orange County Housing Authority
Apartment Development Revenue,
Oasis Martinique Project,
Series 1998 I,
3.310% 06/15/28 (a)	26,840,000	26,840,000
CA Orange County Special Financing Authority
Teeter Plan Revenue:
Series 1995 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.380% 11/01/14 (a)	14,900,000	14,900,000
Series 1995 C,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.380% 11/01/14 (a)	23,775,000	23,775,000
Series 1995 D,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.380% 11/01/14 (a)	17,170,000	17,170,000
Series 1995 E,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.380% 11/01/14 (a)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Wachovia Bank N.A.
3.440% 02/15/11 (a)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000,
Insured: FSA,
SPA: First Union National Bank
3.270% 09/01/23 (a)	115,000	115,000
CA Pasadena Water Revenue
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.440% 06/01/27 (a)	5,285,000	5,285,000
CA Peralta Community College District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.440% 08/01/08 (a)	5,855,000	5,855,000

	Par ($)	Value ($)
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT,
Insured: FNMA
3.430% 09/15/34 (a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A,
LOC: Wells Fargo Bank N.A.
3.450% 06/01/15 (a)	6,470,000	6,470,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT,
LOC: Wells Fargo Bank N.A.
3.450% 08/01/14 (a)	4,900,000	4,900,000
CR&R, Inc.,
Series 2006 A, AMT,
LOC: Bank of the West
3.480% 06/01/25 (a)	3,920,000	3,920,000
Marborg Industries,
Series 2006 A, AMT,
LOC: Pacific Capital Bank N.A.
3.450% 06/01/35 (a)	2,230,000	2,230,000
Pacific Gas & Electric Corp.,
Series 1996 E,
LOC: Bank One N.A.
3.510% 11/01/26 (a)	25,825,000	25,825,000
Sierra Pacific Industries, Inc.,
Series 1993,
LOC: Wells Fargo Bank N.A.
3.460% 02/01/13 (a)	13,400,000	13,400,000
Solid Waste Disposal:
Series 1997 A, AMT,
LOC: JPMorgan Chase Bank
3.440% 09/01/19 (a)	15,700,000	15,700,000
Series 1998 A, AMT,
LOC: Comerica Bank
3.500% 03/01/18 (a)	885,000	885,000
CA Pomona Certificates of Participation
Congregational Homes, Inc.,
Series 2004,
LOC: HSH Nordbank Agency
3.270% 01/01/34 (a)	25,045,000	25,045,000
CA Poway Redevelopment Agency
Tax Allocation,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.440% 06/15/20 (a)	4,260,000	4,260,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Public Works Board
Series 2006,
Insured: AMBAC,
LIQ FAC: BNP Paribas
3.430% 01/01/20 (a)	5,290,000	5,290,000
CA Rescue Union School District Certificates of Participation
Series 2001,
Insured: FSA,
LIQ FAC: First Union
National Bank
3.420% 10/01/25 (a)	14,145,000	14,145,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT,
Insured: FHLMC
3.420% 01/15/29 (a)	12,600,000	12,600,000
CA Riverside County
Series 1985 B,
LOC: State Street Bank &
Trust Co.
3.330% 12/01/15 (a)	4,900,000	4,900,000
CA Rowland Unified School District
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup
Global Markets
3.440% 08/01/22 (a)	5,925,000	5,925,000
CA Sacramento County Certificates of Participation
Series 1990,
LOC: Bayerische Landesbank
3.290% 06/01/20 (a)	12,155,000	12,155,000
CA Sacramento County Housing Authority
Wasatch Pool Holdings LLC:
Series 2001 E,
Insured: FNMA
3.300% 02/15/31 (a)	12,000,000	12,000,000
Series 2001 F,
Insured: FNMA
3.380% 02/15/31 (a)	3,750,000	3,750,000
CA Sacramento County Multi-Family Housing Revenue
Woodbridge-301 LLC,
Series 2004 B,
Insured: FNMA
3.300% 06/15/34 (a)	10,200,000	10,200,000

	Par ($)	Value ($)
CA San Bernardino County Certificates of Participation
Series 1996,
SPA: BNP Paribas
3.270% 07/01/15 (a)	2,500,000	2,500,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments,
Series 1985 A,
Insured: FNMA
3.350% 05/15/31 (a)	3,580,000	3,580,000
Reche Canyon Apartments,
Series 1985,
Insured: FNMA
3.370% 05/15/30 (a)	3,500,000	3,500,000
Series 1992 A,
LOC: Redlands Federal Bank
3.450% 09/01/22 (a)	2,930,000	2,930,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Swift Real Estate Partners,
Series 2004 C,
Insured: FNMA
3.350% 01/15/35 (a)	11,915,000	11,915,000
CA San Francisco City & County Airports Commission
Series 2006 E, AMT,
Insured: XLCA,
SPA: DEPFA Bank PLC
3.350% 05/01/25 (a)	47,000,000	47,000,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
8th & Howard Family
Apartments,
Series 2000 B, AMT,
LOC: Citibank N.A.
3.600% 12/01/34 (a)	7,105,000	7,105,000
Fillmore Center:
Series 1992 B-1,
LOC: Credit Suisse First
Boston Bank
3.350% 12/01/17 (a)	35,125,000	35,125,000
Series 1992 A,
LOC: Credit Suisse First
Boston Bank
3.350% 12/01/17 (a)	18,500,000	18,500,000
Series 1992, AMT,
LOC: Credit Suisse First
Boston Bank
3.360% 12/01/17 (a)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
South Harbor,
Series 1986,
LOC: Credit Local de France
3.410% 12/01/16 (a)	6,400,000	6,400,000
CA San Gabriel Valley Council Governments
3.550% 09/01/06	1,500,000	1,500,000
CA San Joaquin County Transportation Authority
3.400% 09/06/06	155,000,000	155,000,000
CA San Jose Financing Authority
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch
Capital Services
3.440% 06/01/10 (a)	6,465,000	6,465,000
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP,
Series 2004 A, AMT,
LOC: FHLMC
3.400% 03/01/37 (a)	3,650,000	3,650,000
Fairfield Turnleaf Apartments,
Series 2003 A,
Insured: FHLMC
3.410% 06/01/36 (a)	15,290,000	15,290,000
Series 2002 D, AMT,
Insured: FHLMC
3.320% 08/01/35 (a)	6,195,000	6,195,000
Series 2006, AMT
SPA: Merrill Lynch Capital Services
3.510% 05/01/30 (a)	7,625,000	7,625,000
Sunset Square LP,
Series 2002 E,
LOC: Citibank N.A.
3.460% 06/01/34 (a)	6,394,000	6,394,000
CA San Jose Redevelopment Agency
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch
Capital Services
3.440% 08/01/26 (a)	7,495,000	7,495,000
CA San Jose Unified School District
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.450% 08/01/29 (a)	19,800,000	19,800,000

	Par ($)	Value ($)
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA,
SPA: Merrill Lynch
Capital Services
3.440% 08/01/23 (a)	5,150,000	5,150,000
CA Santa Clara County El Camino California Hospital District
Series 1985 B,
LOC: State Street Bank &
Trust Co.
3.500% 08/01/15 (a)	5,790,000	5,790,000
CA Santa Rosa High School District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.440% 08/01/11 (a)	4,315,000	4,315,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E,
LOC: FHLMC
3.340% 03/01/12 (a)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
Series 2005,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.470% 09/01/31 (a)	3,470,000	3,470,000
CA Simi Valley Community Development Agency
Mayer Indian Oaks Ltd.,
Series 1985 A,
3.490% 05/01/10 (a)	15,500,000	15,500,000
CA Simi Valley
Series 1989, AMT,
Insured: FHLMC
3.420% 09/01/19 (a)	7,800,000	7,800,000
CA Southern California Public Power Authority
Power Project Revenue,
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch
Capital Services
3.440% 07/01/11 (a)	4,930,000	4,930,000
CA Stanislaus Waste-To-Energy Financing Agency
Covanta Energy Corp.,
Series 2000,
Insured: MBIA,
LOC: Morgan Guaranty
Trust of NY
3.320% 01/01/10 (a)	6,465,000	6,465,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
CA State Economic Recovery Revenue
Series 2004 C-10,
LOC: Banque Nationale
de Paris
3.320% 07/01/23 (a)	9,000,000	9,000,000
CA Statewide Communities Development Authority
Fairfax Senior Citizens Housing Project,
Series 2000 A,
Insured: FNMA
3.380% 09/15/30 (a)	5,935,000	5,935,000
Hanna Boys Center,
Series 2002,
LOC: Northern Trust Co.
3.430% 12/31/32 (a)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems,
Series 2002 A, AMT,
LOC: Bank of the West
3.400% 12/01/17 (a)	3,450,000	3,450,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP,
Series 2003 1, AMT,
LOC: Wells Fargo Bank N.A.
3.460% 12/15/37 (a)	7,500,000	7,500,000
Canion County Apartments,
Series 2002 M, AMT,
Insured: FHLMC
3.430% 12/01/34 (a)	10,900,000	10,900,000
Chateau Pleasant Hill
Associates LLC,
Series 2005 C,
Insured: FNMA
3.300% 07/15/35 (a)	7,500,000	7,500,000
Cienega Preservation LP,
Series 2002 V,
LOC: Washington Mutual Bank
3.520% 10/01/33 (a)	11,760,000	11,760,000
Greentree Senior Apartments,
Series 2000 P, AMT,
LIQ FAC: FNMA
3.380% 11/15/30 (a)	7,350,000	7,350,000
Maple Square Apartments Project,
Series 2004, AMT,
LOC: Citibank N.A.
3.460% 08/01/39 (a)	6,000,000	6,000,000
UHC Madera LP,
Series 2005 B, AMT,
LOC: Citibank N.A.
3.460% 01/01/38 (a)	5,750,000	5,750,000

	Par ($)	Value ($)
Plan Nine Partners LLC,
Series 2005 A,
LOC: Union Bank of
California N.A.
3.370% 02/01/35 (a)	13,415,000	13,415,000
Series 2005,
LOC: BNP Paribas
3.390% 10/01/45 (a)	20,000,000	20,000,000
Series 2006, AMT,
LIQ FAC: Goldmam Sachs
3.510% 01/01/49 (a)	10,500,000	10,500,000
Series 2006,
LOC: Allied Irish Bank PLC
3.270% 06/01/27 (a)	4,200,000	4,200,000
Solid Waste Revenue,
Chevron Corp,
Series 1994,
GTY AGMT: Chevron Corp.
3.430% 12/15/24 (a)	20,840,000	20,840,000
CA State
Series 2004 A-2,
LOC: Bank of New York,
LOC: California State Teachers'
Retirement System
3.450% 05/01/34 (a)	25,700,000	25,700,000
Series 2005 A:
LOC: Calyon Bank
3.270% 05/01/40 (a)	133,735,000	133,735,000
LOC: Fortis Bank S.A./N.A.
3.270% 05/01/40 (a)	152,200,000	152,200,000
Series 2005 B-5,
LOC: DEPFA Bank PLC
3.250% 05/01/40 (a)	30,600,000	30,600,000
Series 2005 MT-162,
Insured: FSA,
LOC: DEPFA Bank PLC
3.150% 08/01/17 (a)(b)	13,510,000	13,510,000
Series 2005 MT-171,
Insured: FSA,
LOC: DEPFA Bank PLC
3.230% 08/01/16 (a)(b)	9,895,000	9,895,000
Series 2005,
Insured: MBIA:
LIQ FAC: Dexia Credit Local
3.430% 02/01/25 (a)	10,615,000	10,615,000
LIQ FAC: Societe Generale
3.440% 03/01/35 (a)	15,000,000	15,000,000
Series 2006 A:
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.670% 08/01/31 (a)	14,360,000	14,360,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.670% 02/01/33 (a)	14,850,000	14,850,000
CA TICS/TOCS Trust
Series 2002,
Insured: MBIA,
LIQ FAC: Bank of New York
3.420% 04/01/44 (a)	35,960,000	35,960,000
CA Unified High School District Certificates of Participation
Series 2001,
3.270% 06/01/13 (a)	9,295,000	9,295,000
CA University of California
Series 2003,
Insured: FSA
3.440% 09/01/09 (a)	7,590,000	7,590,000
Series 2005,
Insured: FSA,
LIQ FAC: Lehman
Liquidity Co.
3.350% 05/15/38 (a)	6,480,000	6,480,000
Series SGB-57-A,
Insured: AMBAC,
LIQ FAC: Societe Generale
3.440% 05/15/33 (a)	12,815,000	12,815,000
CA University
Series 2006,
Insured: MBIA
LOC: JPMorgan Chase & Co.
3.440% 11/01/13 (a)	3,000,000	3,000,000
CA Vallejo Certificates of Participation
Capital Improvement Project,
Series 2003,
LOC: Union Bank of California,
LOC: California State
Teachers Retirement
3.290% 12/01/23 (a)	7,490,000	7,490,000
CA West Contra Costa Unified School District
Series 2004,
Insured: FGIC
3.440% 08/01/24 (a)	5,930,000	5,930,000
California Total		3,333,740,787
Puerto Rico – 6.4%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2000,
LIQ FAC: Merrill Lynch Capital Services
3.400% 07/01/20 (a)	2,600,000	2,599,902

	Par ($)	Value ($)
Series 2005-681,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.400% 07/01/12 (a)	1,740,000	1,740,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1999,
Insured: AMBAC
3.400% 01/01/19 (a)	17,005,000	17,005,000
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.400% 01/01/11 (a)	19,595,000	19,595,000
Series 2005 MT-174,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
3.230% 07/01/19 (a)(b)	4,945,000	4,945,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.150% 07/01/41 (a)(b)	76,130,000	76,041,467
Series 2006-219,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18 (a)(b)	6,735,000	6,735,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2005 MT-172,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.230% 07/01/26 (a)(b)	2,485,000	2,485,000
Series 2005 MT-173,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.230% 07/01/26 (a)(b)	3,065,000	3,065,000
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18 (a)(b)	24,550,000	24,550,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.400% 12/01/19 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

Columbia California Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.420% 07/01/27 (a)	20,160,000	20,160,000
Series 2006:
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18 (a)(b)	17,820,000	17,820,000
LIQ FAC: Goldman Sachs
3.440% 07/01/35 (a)	18,500,000	18,500,000
PR TICS/TOCS Trust
Series 2001-2,
Insured: FSA,
LIQ FAC: Bank of New York
3.420% 07/01/19 (a)	19,245,000	19,245,000
Puerto Rico Total		238,486,369
Total Municipal Bonds (Cost of $3,572,227,156)		3,572,227,156

Variable Rate Demand Notes – 1.7%

Puttable Floating Option Tax-Exempt Receipts
Series 2006:
Insured: FGIC:
LIQ FAC: Merrill Lynch Capital Services
3.490% 09/01/30 (a)	9,380,000	9,380,000
SPA: Merrill Lynch Capital Services
3.490% 08/01/30 (a)	4,340,000	4,340,000
Insured: FSA, MBIA, FGIC, AMBAC,
SPA: Merrill Lynch Capital Services
3.490% 02/01/38 (a)	29,065,000	29,065,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.490% 12/01/34 (a)	18,790,000	18,790,000
Total Variable Rate Demand Notes (Cost of $61,575,000)		61,575,000
Total Investments – 97.7% (Cost of $3,633,802,156)(c)		3,633,802,156
Other Assets & Liabilities, Net – 2.3%		85,929,849
Net Assets – 100.0%		$3,719,732,005

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Illiquid security.

(c) Cost for federal income tax purposes is $3,633,802,156.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Investment Portfolio Columbia New York Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds – 101.7%

New York – 96.6%
	Par ($)	Value ($)
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A, LOC: Troy Savings Bank,
LOC: KeyBank N.A
3.450% 03/01/31 (a)	6,895,000	6,895,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A.
3.480% 04/01/29 (a)	4,840,000	4,840,000
NY Battery Park City Authority
Series 2003,
LIQ FAC: Citigroup Global Markets
3.450% 11/01/21 (a)	5,265,000	5,265,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006,
Insured: FHLMC
3.390% 05/01/31 (a)	4,500,000	4,500,000
NY Dormitory Authority
New York Hospital Medical Center,
Series 1996,
Insured: AMBAC
5.250% 02/01/07	1,500,000	1,507,386
Series 2002 E,
Insured: MBIA
6.000% 10/01/06	1,000,000	1,001,775
Teresian Housing Corp.,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.360% 07/01/33 (a)	4,900,000	4,900,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A,
LOC: Bank of New York
3.400% 07/01/35 (a)	8,810,000	8,810,000
Trinity Pawling School Corp.,
Series 2002,
LOC: Allied Irish Banks PLC
3.400% 10/01/32 (a)	2,455,000	2,455,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A.
3.430% 11/01/22 (a)	2,900,000	2,900,000

	Par ($)	Value ($)
NY Energy Research & Development Authority
Long Island Lighting Co.,
Series 1997 A, AMT,
LOC: Royal Bank of Scotland
3.460% 12/01/27 (a)	2,400,000	2,400,000
NY Environmental Facilities Corp.
Waste Management of New York LLC,
Series 2002 B, AMT,
LOC: JPMorgan Chase Bank
3.460% 05/01/19 (a)	1,000,000	1,000,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B,
LOC: Sovereign Bank FSB,
LOC: Citizens Bank of RI
3.380% 11/15/36 (a)	15,000,000	15,000,000
Series 1996,
LOC: KeyBank of New York
3.480% 11/01/16 (a)	735,000	735,000
Series 2005 J,
Insured: FSA,
LIQ FAC: Goldman Sachs
3.440% 05/01/12 (a)	2,565,000	2,565,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
3.450% 06/01/11 (a)	15,995,000	15,995,000
NY Great Neck North Water Authority
Series 1993 A,
Insured: FGIC
SPA: State Street Bank & Trust Co.
3.390% 01/01/20 (a)	485,000	485,000
NY GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.510% 12/01/47 (a)	6,625,000	6,625,000
NY Hempstead Industrial Development Agency
Trigen-Nassau Energy Corp.,
Series 1998, AMT,
LOC: Societe Generale
3.460% 09/15/15 (a)	2,800,000	2,800,000
NY Housing Finance Agency
1010 Sixth Associates LLC,
Series 2000 A, AMT,
Insured: FNMA
3.400% 05/15/33 (a)	3,150,000	3,150,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
17th & 10th Associates,
Series 2006 A, AMT,
LOC: Landesbank Baden-Wurttemberg
3.420% 11/01/39 (a)	3,000,000	3,000,000
345 East 94th Street Associates,
Series 1999 A, AMT,
Insured: FHLMC
3.400% 11/01/30 (a)	4,000,000	4,000,000
Barclay Street Realty LLC,
Series 2004 A,
Insured: FNMA
3.390% 11/15/37 (a)	2,545,000	2,545,000
Biltmore Tower LLC,
Series 2002 A, AMT,
Insured: FNMA
3.460% 05/15/34 (a)	800,000	800,000
Chelsea Apartments,
Series 2003 A, AMT,
Insured: FNMA
3.440% 11/15/36 (a)	500,000	500,000
Housing South Cove Plaza,
Series 1999 A, AMT,
3.440% 11/01/30 (a)	450,000	450,000
Liberty Street Realty LLC,
Series 2003 A,
Insured: FHLMC
3.370% 05/01/35 (a)	3,650,000	3,650,000
North End Avenue Housing,
Series 2004 A,
LOC: Landesbank Hessen-Thuringen
3.430% 11/01/37 (a)	1,500,000	1,500,000
Series 1991,
LOC: Landesbank Hessen-Thuringen
3.350% 05/15/15 (a)	4,715,000	4,715,000
Series 2003 A, AMT,
Insured: FHLMC
3.450% 11/01/35 (a)	500,000	500,000
Yorkville Plaza Associates,
Series 1999 A, AMT,
Insured: FHLMC
3.420% 11/01/29 (a)	900,000	900,000
NY Liberty Development Corp.
377 Greenwich LLC,
Series 2004,
LOC: Wells Fargo Bank N.A.
3.320% 12/01/39 (a)	4,280,000	4,280,000

	Par ($)	Value ($)
NY Local Government Assistance Corp.
Series 1995 E,
LOC: Landesbank Hessen-Thuringen
3.330% 04/01/25 (a)	1,900,000	1,900,000
Series 2000,
Insured: FGIC,
LIQ FAC: Lloyds TSB Bank PLC
3.250% 04/01/10 (a)(b)	6,525,000	6,520,970
NY Long Island Power Authority
Series 1998 1-A,
LOC: Bayerische Landesbank,
LOC: Landesbank Baden-Wurttemberg
3.410% 05/01/33 (a)	1,000,000	1,000,000
Series 1998 3-A,
LOC: JPMorgan Chase Bank,
LOC: Landesbank Baden-Wurttemberg
3.350% 05/01/33 (a)	4,500,000	4,500,000
NY Metropolitan Transportation Authority
Series 2003 A,
Insured: MBIA,
SPA: Citibank N.A.
3.460% 11/15/28 (a)	7,235,000	7,235,000
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.440% 11/15/10 (a)	1,235,000	1,235,000
Series 2005 E-1,
LOC: Fortis Bank SA/NV
3.390% 11/01/35 (a)	1,200,000	1,200,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.420% 06/01/26 (a)	6,695,000	6,695,000
Series 1998,
LOC: KeyBank N.A.
3.480% 08/01/18 (a)	3,340,000	3,340,000
St. Ann's Nursing Home Co., Inc.,
Series 2000,
LOC: HSBC Bank USA
3.400% 07/01/30 (a)	2,900,000	2,900,000
St. Ann's Nursing Home for the Aged,
Series 2000,
LOC: HSBC Bank USA
3.400% 07/01/30 (a)	395,000	395,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Nassau Health Care Corp.
Series 2004 C-3,
Insured: FSA,
SPA: Dexia Credit Local
3.370% 08/01/29 (a)	700,000	700,000
NY New Rochelle Municipal Housing Authority
Multi-Family Housing Mortgage Revenue,
New Rochelle Sound Shore,
Series 2005 A,
Insured: FNMA
3.390% 12/15/35 (a)	1,235,000	1,235,000
NY New York City Housing Development Corp.
James West Ninety LLC,
Series 2002 A,
Insured: FNMA
3.350% 06/15/32 (a)	1,385,000	1,385,000
RBNB 20 Owner LLC,
Series 2006 A,
LOC: Landesbank Hessen-Thuringen
3.420% 06/01/39 (a)	12,835,000	12,835,000
Series 2004 A, AMT,
Insured: FNMA
3.420% 05/15/34 (a)	5,315,000	5,315,000
Series 2005 A, AMT,
Insured: FNMA
3.420% 11/15/35 (a)	5,000,000	5,000,000
Upper East Lease Associates LLC,
Series 2003 A, AMT,
LOC: Landesbank Baden-Wurttemberg
3.460% 12/01/36 (a)	1,000,000	1,000,000
NY New York City Industrial Development Agency
Abigail Press, Inc.,
Series 2002,
LOC: JPMorgan Chase Bank
3.650% 12/01/18 (a)	402,300	402,300
Allen-Stevenson School,
Series 2004,
LOC: Allied Irish Bank PLC
3.420% 12/01/34 (a)	1,000,000	1,000,000
Korean Airlines Co.,
Series 1997 A, AMT,
LOC: HSBC Bank USA
3.410% 11/01/24 (a)	7,880,000	7,880,000
NY New York City Municipal Water Finance Authority
Series 2005 Class A,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.670% 06/15/36 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
NY New York City Trust for Cultural Resources
Series 1989,
LOC: KBC Bank N.V.
3.350% 05/01/14 (a)	1,215,000	1,215,000
NY New York City
Series 2004 C-3,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.400% 08/15/29 (a)	13,240,000	13,240,000
Series 2004 -H1,
LOC: Bank of New York
3.540% 03/01/34 (a)	5,620,000	5,620,000
Series 2005 PT-3171,
Insured: XLCA,
LIQ FAC: Merrill Lynch Capital Services
3.440% 09/01/22 (a)	1,000,000	1,000,000
NY Newburgh Industrial Development Agency
Multi-Family Housing Revenue,
Series 2005,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
3.540% 07/01/41 (a)	975,000	975,000
NY Oneida County Industrial Development Agency
Hamilton College, Series 2002,
Insured: MBIA
SPA: Bank of New York
3.390% 09/15/32 (a)	940,000	940,000
Preswick Glen, Inc.,
Series 2006,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.360% 10/01/36 (a)	5,000,000	5,000,000
NY Onondaga County Industrial Development Agency
General Super Plating Co., Inc.,
Series 2005, AMT,
LOC: Citizens Bank
3.550% 04/01/25 (a)	2,140,000	2,140,000
3.620% 09/06/06	1,735,000	1,735,000
NY Port Authority of New York & New Jersey
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.470% 12/15/32 (a)	220,000	220,000
Series 2005, AMT,
Insured: AMBAC,
SPA: BNP Paribas
3.470% 03/01/13 (a)	500,000	500,000

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves (August 31, 2006)

Municipal Bonds (continued)

	Par ($)	Value ($)
NY Power Authority
Series 1985,
LIQ FAC: Dexia Credit Local:
3.600% 03/01/16 (a)(c)	2,000,000	2,000,000
3.600% 03/01/20 (a)	5,000,000	4,998,736
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,
Series 2006 A,
LOC: HSBC Bank USA N.A.
3.390% 07/01/31 (a)	7,000,000	7,000,000
NY Syracuse Industrial Development Agency
Byrne Dairy, Inc.,
Series 1988, AMT,
LOC: Chase Manhattan Bank
3.700% 08/01/08 (a)	3,900,000	3,900,000
NY Thruway Authority
Series 2005 PT-3216,
Insured: FSA,
SPA: DEPFA Bank PLC
3.430% 01/01/32 (a)	345,000	345,000
Series 2005,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.450% 01/01/24 (a)	995,000	995,000
Series 2006,
Insured: AMBAC:
LIQ FAC: Citibank N.A.
3.450% 04/01/25 (a)	2,000,000	2,000,000
LIQ FAC: Merrill Lynch Capital Services
3.440% 04/01/25 (a)	7,000,000	7,000,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 08/12/11 (a)(b)	8,995,000	8,995,000
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca,
Series 2000,
LOC: Wachovia Bank N.A.
3.410% 06/01/25 (a)	1,415,000	1,415,000
NY Triborough Bridge & Tunnel Authority
Series 1997,
5.000% 01/01/07	1,025,000	1,027,944
Series 2002 F,
SPA: ABN AMRO Bank N.V.
3.370% 11/01/32 (a)	7,400,000	7,400,000

	Par ($)	Value ($)
NY Westchester County Industrial Development
Levister Redevelopment Co. LLC,
Series 2001 B, AMT,
LOC: Wachovia Bank N.A.
3.390% 08/01/33 (a)	1,000,000	1,000,000
Westchester Jewish Project,
Series 1998,
LOC: Chase Manhattan Bank
3.650% 10/01/28 (a)	990,000	990,000
New York Total		280,994,111
Puerto Rico – 5.1%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.150% 07/01/41 (a)(b)	2,000,000	1,997,890
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.400% 07/01/18 (a)(b)	3,500,000	3,500,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch & Co.
3.400% 07/01/28 (a)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.420% 07/01/27 (a)	2,265,000	2,265,000
Series 2006,
LIQ FAC: Goldman Sachs & Co.,
GTY AGMT: Goldman Sachs & Co.
3.440% 07/01/35 (a)	6,000,000	6,000,000
Puerto Rico Total		14,762,890
Total Municipal Bonds (Cost of $295,757,001)		295,757,001
Total Investments – 101.7% (Cost of $295,757,001) (d)		295,757,001
Other Assets & Liabilities, Net – (1.7)%		(5,081,150)
Net Assets – 100.0%		$290,675,851

See Accompanying Notes to Financial Statements.

Columbia New York Tax-Exempt Reserves (August 31, 2006)

Notes to Investment Portfolio:

(a) The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(b) Illiquid security.

(c) Security purchased on a delayed delivery basis.

(d) Cost for federal income tax purposes is $295,757,001.

Acronym	Name

AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

XLCA	XL Capital Assurance, Inc.

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds (August 31, 2006)

	($)	($)	($)	($)
	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Assets
Investments, (including repurchase agreements), at identified cost	64,076,726,585	17,237,611,029	15,712,099,452	5,506,248,510
Investments, at value	59,469,277,585	15,195,060,029	2,479,022,452	5,506,248,510
Repurchase agreements, at value	4,607,449,000	2,042,551,000	13,233,077,000	—
Total investments, at value	64,076,726,585	17,237,611,029	15,712,099,452	5,506,248,510
Cash	116	121	1,242	939
Receivable for:
Investments sold	22,004,381	96,012,447	—	105,911
Capital stock sold	29,077,842	1,232,754	112,902	—
Interest	423,833,248	81,614,777	8,821,683	25,302,562
Other	67,788	18,190	—	—
Expense reimbursement due from Investment Advisor/Administrator	1,998,472	772,113	290,629	288,685
Deferred Trustees' compensation plan	42,445	284,079	302,254	102,826
Other assets	—	30,482	—	—
Total Assets	64,553,750,877	17,417,575,992	15,721,628,162	5,532,049,433
Liabilities
Payable for:
Investments purchased	531,940,000	199,985,460	1,946,071,833	82,000,000
Capital stock redeemed	5,629,607	568,191	70,536	561,494
Distributions	92,672,394	32,133,837	36,991,588	7,874,066
Investment advisory fee	6,367,272	1,758,387	1,439,106	569,028
Administration fee	5,294,927	1,453,047	1,185,919	461,581
Transfer agent fee	147,658	42,509	17,821	18,857
Pricing and bookkeeping fees	15,739	14,474	13,897	13,947
Trustees' fees	299,845	71,422	213,590	107,065
Audit fee	37,273	42,273	35,273	40,273
Custody fee	121,672	31,349	17,900	38,881
Legal fee	105,105	59,777	67,000	51,637
Distribution and service fees	13,423,106	1,459,298	2,480,753	795,591
Chief compliance officer expenses	2,500	2,500	2,500	2,500
Deferred Trustees' fees	42,445	284,079	302,254	102,826
Other liabilities	1,256,212	144,922	52,636	68,982
Total Liabilities	657,355,755	238,051,525	1,988,962,606	92,706,728
Net Assets	63,896,395,122	17,179,524,467	13,732,665,556	5,439,342,705
Net Assets consist of
Paid-in capital	63,912,122,836	17,181,935,591	13,734,513,304	5,440,167,390
Undistributed (overdistributed) net investment income	307,881	149,231	(155,379)	261,683
Accumulated net realized gain (loss)	(16,035,595)	(2,560,355)	(1,692,369)	(1,086,368)
Net Assets	63,896,395,122	17,179,524,467	13,732,665,556	5,439,342,705

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Assets
Investments, (including repurchase agreements), at identified cost	9,121,478,269	5,530,538,119	3,633,802,156	295,757,001
Investments, at value	9,121,478,269	5,530,538,119	3,633,802,156	295,757,001
Repurchase agreements, at value	—	—	—	—
Total investments, at value	9,121,478,269	5,530,538,119	3,633,802,156	295,757,001
Cash	9,956	5,005	3,642	4,607
Receivable for:
Investments sold	82,900,000	—	75,109,747	—
Capital stock sold	155,719	29,424	200,000	—
Interest	47,600,201	24,607,931	15,678,211	1,305,043
Other	—	—	—	—
Expense reimbursement due from Investment Advisor/Administrator	228,035	220,149	134,235	61,331
Deferred Trustees' compensation plan	12,397	120,946	—	1,932
Other assets	40,384	—	—	1,028
Total Assets	9,252,424,961	5,555,521,574	3,724,927,991	297,130,942
Liabilities
Payable for:
Investments purchased	103,458,109	13,000,000	—	6,000,000
Capital stock redeemed	389,162	1,283	1,478,481	—
Distributions	4,839,021	10,727,667	1,878,342	228,082
Investment advisory fee	859,849	565,458	384,804	37,593
Administration fee	703,480	458,829	306,549	16,738
Transfer agent fee	13,810	8,643	6,716	509
Pricing and bookkeeping fees	15,617	14,639	13,917	8,702
Trustees' fees	71,529	112,958	64,705	39,064
Audit fee	35,273	37,273	33,273	39,273
Custody fee	12,901	208	208	1,008
Legal fee	53,204	50,603	50,291	47,931
Distribution and service fees	1,031,676	291,464	928,626	24,619
Chief compliance officer expenses	2,500	2,500	2,500	834
Deferred Trustees' fees	12,397	120,946	—	1,932
Other liabilities	41,481	35,021	47,574	8,806
Total Liabilities	111,540,009	25,427,492	5,195,986	6,455,091
Net Assets	9,140,884,952	5,530,094,082	3,719,732,005	290,675,851
Net Assets consist of
Paid-in capital	9,140,802,582	5,530,072,470	3,719,670,803	290,669,749
Undistributed (overdistributed) net investment income	79,552	21,612	108,958	11,318
Accumulated net realized gain (loss)	2,818	—	(47,756)	(5,216)
Net Assets	9,140,884,952	5,530,094,082	3,719,732,005	290,675,851

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds (August 31, 2006)

	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Capital Class Shares
Net assets	$16,908,923,861	$6,625,009,629	$2,254,712,244	$1,671,183,781
Shares outstanding	16,914,325,398	6,626,097,882	2,255,631,947	1,671,293,529
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares
Net assets	$3,897,869,151	$20,084,599	$753,036,466	$300,749,833
Shares outstanding	3,899,048,300	20,087,573	753,531,201	300,765,249
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares
Net assets	$1,249,961,608	$1,254,382,706	$463,197,874	$890,545,480
Shares outstanding	1,250,220,688	1,254,466,757	463,235,767	890,640,599
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Adviser Class Shares
Net assets	$15,815,912,022	$5,666,479,983	$7,525,632,626	$1,119,731,619
Shares outstanding	15,819,805,594	5,667,033,646	7,526,892,673	1,120,091,573
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares
Net assets	$1,406,931,799	$80,137,433	$180,073,141	$373,641,207
Shares outstanding	1,407,945,093	80,135,214	180,406,469	373,906,895
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Market Class Shares
Net assets	$5,096,469	$367,341	$11,394	$26,752
Shares outstanding	5,097,003	367,362	11,395	26,755
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Daily Class Shares
Net assets	$17,402,204,769	$3,536,142	$648,575,946	$540,518,407
Shares outstanding	17,405,935,015	3,535,220	648,806,509	540,553,063
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class A Shares
Net assets	$315,859,003	—	$593,732,980	$24,001,811
Shares outstanding	316,007,350	—	594,407,886	23,980,388
Net asset value per share	$1.00	—	$1.00	$1.00
Class B Shares
Net assets	$56,906,369	$5,125,506	$312,267	$300,266
Shares outstanding	56,974,462	5,125,596	312,307	300,116
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Class C Shares
Net assets	$5,752,344	$917,553	—	—
Shares outstanding	5,753,197	917,670	—	—
Net asset value per share	$1.00	$1.00	—	—

See Accompanying Notes to Financial Statements.

	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Capital Class Shares
Net assets	$5,245,065,460	$1,688,337,955	$509,180,637	$44,563,308
Shares outstanding	5,245,017,029	1,688,286,745	509,173,787	44,563,036
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Trust Class Shares
Net assets	$551,809,610	$2,684,441,010	$517,339,929	$31,363,826
Shares outstanding	551,752,690	2,684,822,935	517,330,079	31,359,806
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Liquidity Class Shares
Net assets	$339,422,312	$20,548,758	$27,556,696	—
Shares outstanding	339,391,129	20,548,859	27,557,567	—
Net asset value per share	$1.00	$1.00	$1.00	—
Adviser Class Shares
Net assets	$661,679,620	$75,078,805	$376,972,664	$4,695,263
Shares outstanding	661,720,163	75,078,804	376,946,927	4,695,319
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Investor Class Shares
Net assets	$74,218,557	$7,376,349	$205,498,968	—
Shares outstanding	74,255,605	7,352,236	205,514,035	—
Net asset value per share	$1.00	$1.00	$1.00	—
Market Class Shares
Net assets	$23,188	—	$10,222	$37,819,939
Shares outstanding	23,188	—	10,222	37,817,924
Net asset value per share	$1.00	—	$1.00	$1.00
Daily Class Shares
Net assets	$1,433,097,171	$26,832,645	$1,394,666,935	—
Shares outstanding	1,433,025,084	26,718,961	1,394,681,226	—
Net asset value per share	$1.00	$1.00	$1.00	—
Class A Shares
Net assets	—	$17,858,959	—	—
Shares outstanding	—	17,822,828	—	—
Net asset value per share	—	$1.00	—	—
Class B Shares
Net assets	$65,250	—	$6,701	—
Shares outstanding	65,415	—	6,701	—
Net asset value per share	$1.00	—	$1.00	—
Class C Shares
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—

See Accompanying Notes to Financial Statements.

Statements of Assets and Liabilities – Columbia Money Market Funds (August 31, 2006)

	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Class Z Shares
Net assets	$729,504,155	—	—	—
Shares outstanding	730,340,089	—	—	—
Net asset value per share	$1.00	—	—	—
Institutional Class Shares
Net assets	$6,090,241,127	$2,691,467,650	$1,313,380,618	$193,419,660
Shares outstanding	6,091,557,620	2,691,842,470	1,313,489,810	193,420,846
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares
Net assets	$11,232,445	—	—	—
Shares outstanding	11,233,804	—	—	—
Net asset value per share	$1.00	—	—	—
Retail A Shares
Net assets	—	$101,775,799	—	$63,572,501
Shares outstanding	—	101,753,301	—	63,598,688
Net asset value per share	—	$1.00	—	$1.00
G-Trust Shares
Net assets	—	$730,240,126	—	$261,651,388
Shares outstanding	—	730,529,598	—	261,770,655
Net asset value per share	—	$1.00	—	$1.00

See Accompanying Notes to Financial Statements.

	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Class Z Shares
Net assets	$51,605,545	—	—	—
Shares outstanding	51,711,298	—	—	—
Net asset value per share	$1.00	—	—	—
Institutional Class Shares
Net assets	$783,898,239	$269,864,934	$688,499,253	$154,605,484
Shares outstanding	783,886,520	269,862,725	688,519,987	154,600,862
Net asset value per share	$1.00	$1.00	$1.00	$1.00
Marsico Shares
Net assets	—	—	—	—
Shares outstanding	—	—	—	—
Net asset value per share	—	—	—	—
Retail A Shares
Net assets	—	$18,502,842	—	$79,637
Shares outstanding	—	18,540,539	—	79,676
Net asset value per share	—	$1.00	—	$1.00
G-Trust Shares
Net assets	—	$721,251,825	—	$17,548,394
Shares outstanding	—	721,305,028	—	17,553,028
Net asset value per share	—	$1.00	—	$1.00

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Money Market Funds
(For the Period April 1, 2006 through August 31, 2006)

	($)	($)	($)	($)
	Columbia Cash Reserves (a)	Columbia Money Market Reserves (a)	Columbia Treasury Reserves (a)	Columbia Government Reserves (a)
Investment Income
Interest	1,354,404,848	356,964,267	286,077,843	110,755,758
Expenses
Investment advisory fee	39,685,049	10,432,579	8,522,882	3,272,020
Administration fee	26,390,690	6,889,044	5,615,912	2,115,338
Distribution fee:
Investor Class Shares	591,831	38,176	82,936	179,567
Market Class Shares	3,366	288	9	23
Daily Class Shares	25,108,949	5,711	990,821	830,253
Class A Shares	107,912	—	263,931	8,745
Class B Shares	177,884	16,066	880	878
Class C Shares	15,084	1,804	—	—
Service fee:
Trust Class Shares	1,574,763	17,727	281,384	141,180
Liquidity Class Shares	1,317,351	1,332,833	478,923	738,999
Adviser Class Shares	15,649,500	5,389,127	7,702,949	1,219,655
Investor Class Shares	1,479,579	95,441	207,339	448,918
Market Class Shares	4,208	360	12	28
Daily Class Shares	17,934,963	4,079	707,729	593,038
Class A Shares	377,692	—	923,760	30,609
Class B Shares	83,012	7,497	411	410
Class C Shares	7,039	842	—	—
Institutional Class Shares	1,018,267	461,192	204,057	34,238
Marsico Shares	16,955	—	—	—
Retail A Shares	—	30,663	—	24,431
Transfer agent fee	532,659	134,053	35,799	56,822
Pricing and bookkeeping fees	79,574	73,091	70,042	69,930
Trustees' fees	39,173	19,022	23,734	20,203
Custody fee	657,781	175,883	88,049	62,381
Audit fee	47,211	47,391	39,926	44,127
Legal fees	65,000	35,699	42,973	30,613
Chief compliance officer expenses (See Note 4)	6,250	6,250	6,250	6,250
Other expenses	1,907,441	635,688	172,595	252,842
Total Expenses	134,879,183	25,850,506	26,463,303	10,181,498
Expenses waived/reimbursed by Investment Advisor/Administrator	(16,504,916)	(4,518,353)	(3,256,173)	(1,568,520)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(526,941)	(533,133)	(191,569)	(295,600)
Custody earnings credit	(93,599)	(22,556)	(3)	(99)
Net Expenses	117,753,727	20,776,464	23,015,558	8,317,279
Net Investment Income	1,236,651,121	336,187,803	263,062,285	102,438,479
Net realized gain (loss) on investments	(4,996,257)	(1,034,870)	(279,403)	(661,682)
Net Increase in Net Assets from Operations	1,231,654,864	335,152,933	262,782,882	101,776,797

(a)  The Fund changed its fiscal year end from March 31 to August 31.

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Municipal Reserves (a)	Columbia Tax-Exempt Reserves (a)	Columbia California Tax-Exempt Reserves (a)	Columbia New York Tax-Exempt Reserves (a)
Investment Income
Interest	120,760,201	76,309,315	51,771,209	4,199,638
Expenses
Investment advisory fee	4,999,834	3,204,177	2,202,811	176,597
Administration fee	3,267,214	2,070,109	1,402,532	76,563
Distribution fee:
Investor Class Shares	29,060	2,777	97,459	—
Market Class Shares	10	—	8	29,235
Daily Class Shares	2,060,476	42,886	1,968,248	—
Class A Shares	—	9,864	—	—
Class B Shares	282	—	21	—
Class C Shares	—	—	—	—
Service fee:
Trust Class Shares	225,218	1,065,968	203,115	15,062
Liquidity Class Shares	343,556	15,061	30,383	—
Adviser Class Shares	583,043	36,912	335,499	3,617
Investor Class Shares	72,651	6,941	243,648	—
Market Class Shares	12	—	11	36,544
Daily Class Shares	1,471,768	30,633	1,405,892	—
Class A Shares	—	34,524	—	—
Class B Shares	132	—	10	—
Class C Shares	—	—	—	—
Institutional Class Shares	132,466	31,699	112,243	26,839
Marsico Shares	—	—	—	—
Retail A Shares	—	7,194	—	33
Transfer agent fee	32,854	30,057	11,793	1,249
Pricing and bookkeeping fees	78,227	73,972	70,945	42,834
Trustees' fees	19,030	20,398	18,896	17,777
Custody fee	52,735	39,873	40,948	5,006
Audit fee	39,363	41,098	36,880	42,635
Legal fees	31,485	30,040	29,864	28,553
Chief compliance officer expenses (See Note 4)	6,250	6,250	6,250	2,115
Other expenses	174,608	235,130	78,473	12,730
Total Expenses	13,620,274	7,035,563	8,295,929	517,389
Expenses waived/reimbursed by Investment Advisor/Administrator	(1,990,296)	(1,439,708)	(933,181)	(169,692)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(137,422)	(6,024)	(12,153)	—
Custody earnings credit	(45,946)	(39,873)	(29,616)	(938)
Net Expenses	11,446,610	5,549,958	7,320,979	346,759
Net Investment Income	109,313,591	70,759,357	44,450,230	3,852,879
Net realized gain (loss) on investments	96,268	59,479	4,090	(5,216)
Net Increase in Net Assets from Operations	109,409,859	70,818,836	44,454,320	3,847,663

See Accompanying Notes to Financial Statements.

Statements of Operations – Columbia Money Market Funds
(For the Year Ended March 31, 2005)

	($)	($)	($)	($)
	Columbia Cash Reserves	Columbia Money Market Reserves	Columbia Treasury Reserves	Columbia Government Reserves
Investment Income
Interest	2,085,062,524	517,557,364	433,047,597	171,871,526
Expenses
Investment advisory fee	82,081,496	20,111,601	17,424,708	6,876,801
Administration fee	54,668,495	13,355,232	11,563,967	4,532,032
Distribution fee:
Investor Class Shares	1,563,801	101,151	293,394	376,493
Market Class Shares	1,654	224	9	26
Daily Class Shares	44,576,417	16,781	1,435,238	1,573,534
Service Class Shares	—	15,835	—	—
Class A Shares	277,374	—	650,284	23,770
Class B Shares	265,470	42,851	1,761	4,395
Class C Shares	12,800	3,746	—	—
Service fee:
Trust Class Shares	3,509,362	16,693	622,112	306,521
Liquidity Class Shares	2,925,075	2,146,927	1,306,800	1,740,464
Adviser Class Shares	32,258,738	8,230,219	16,166,768	2,213,270
Investor Class Shares	3,910,199	253,030	733,578	941,246
Market Class Shares	2,067	281	11	32
Daily Class Shares	31,840,300	11,989	1,025,024	1,123,982
Service Class Shares	—	7,054	—	—
Class A Shares	970,874	—	2,276,003	83,226
Class B Shares	123,847	19,979	821	2,051
Class C Shares	5,954	1,738	—	—
Institutional Class Shares	2,219,190	984,686	281,492	80,609
Marsico Shares	39,088	—	—	—
Retail A Shares	—	28,764	—	22,798
Transfer agent fee	1,815,214	397,737	306,733	149,068
Pricing and bookkeeping fees	97,285	57,193	54,368	54,692
Trustees' fees	13,362	13,392	13,373	13,386
Custody fee	2,256,811	523,894	407,775	178,916
Audit fee	47,893	52,928	45,375	50,410
Legal fees	142,779	81,847	79,541	69,268
Chief compliance officer expenses (See Note 4)	15,000	15,000	15,000	15,000
Other expenses	4,763,891	593,580	527,072	374,931
Total Expenses	270,404,436	47,084,352	55,231,207	20,806,921
Expenses waived/reimbursed by Investment Adviser/Administrator	(35,824,540)	(8,370,498)	(7,192,269)	(3,091,325)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(1,170,020)	(858,772)	(522,720)	(696,186)
Custody earnings credit	(634,237)	(16,496)	(12,789)	(54,038)
Net Expenses	232,775,639	37,838,586	47,503,429	16,965,372
Net Investment Income	1,852,286,885	479,718,778	385,544,168	154,906,154
Net realized gain (loss) on investments	(8,445,462)	(786,283)	(462,549)	(185,367)
Net increase in Net Assets from Operations	1,843,841,423	478,932,495	385,081,619	154,720,787

See Accompanying Notes to Financial Statements.

	($)	($)	($)	($)
	Columbia Municipal Reserves	Columbia Tax-Exempt Reserves	Columbia California Tax-Exempt Reserves	Columbia New York Tax-Exempt Reserves
Investment Income
Interest	178,033,706	102,442,422	78,530,919	5,092,988
Expenses
Investment advisory fee	9,569,187	5,553,568	4,311,514	274,968
Administration fee	6,326,956	3,649,877	2,821,841	152,256
Distribution fee:
Investor Class Shares	72,468	11,672	276,822	—
Market Class Shares	9	—	9	77,983
Daily Class Shares	3,363,255	110,260	3,525,881	—
Service Class Shares	—	—	—	—
Class A Shares	—	26,584	—	—
Class B Shares	599	—	49	—
Class C Shares	—	—	—	—
Service fee:
Trust Class Shares	463,287	2,269,533	435,449	15,000
Liquidity Class Shares	815,360	21,133	61,651	—
Adviser Class Shares	1,232,296	61,674	1,276,862	3,454
Investor Class Shares	181,168	29,167	692,047	—
Market Class Shares	11	—	11	97,478
Daily Class Shares	2,402,325	78,757	2,518,636	—
Service Class Shares	—	—	—	—
Class A Shares	—	93,042	—	—
Class B Shares	279	—	23	—
Class C Shares	—	—	—	—
Institutional Class Shares	275,481	62,568	110,516	41,530
Marsico Shares	—	—	—	—
Retail A Shares	—	6,304	—	1,187
Transfer agent fee	186,228	160,850	70,599	4,894
Pricing and bookkeeping fees	87,690	72,771	67,691	34,454
Trustees' fees	13,392	13,386	13,392	13,374
Custody fee	281,613	208,196	108,044	11,977
Audit fee	45,375	48,575	42,859	50,931
Legal fees	72,350	67,776	66,992	63,013
Chief compliance officer expenses (See Note 4)	15,000	15,000	14,392	4,728
Other expenses	307,478	333,998	106,105	21,761
Total Expenses	25,711,807	12,894,691	16,521,385	868,988
Expenses waived/reimbursed by Investment Adviser/Administrator	(4,105,444)	(2,609,632)	(1,863,131)	(263,365)
Fees waived by Shareholder Service Provider - Liquidity Class Shares	(326,144)	(8,453)	(24,660)	—
Custody earnings credit	(40,901)	(109,347)	(11,873)	(2,585)
Net Expenses	21,239,318	10,167,259	14,621,721	603,038
Net Investment Income	156,794,388	92,275,163	63,909,198	4,489,950
Net realized gain (loss) on investments	(2,404)	(56,994)	(23,846)	721
Net increase in Net Assets from Operations	156,791,984	92,218,169	63,885,352	4,490,671

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Cash Reserves			Columbia Money Market Reserves
	Period April 1 through August 31,	Year Ended March 31,		Period April 1 through August 31,	Year Ended March 31,
	2006(a)($)	2006(b)(c)($)	2005($)	2006(a)($)	2006(b)(d)(e)(f)(g)($)	2005($)
Operations
Net investment income	1,236,651,121	1,852,286,885	732,264,346	336,187,803	479,718,778	151,300,992
Net realized loss on investments	(4,996,257)	(8,445,462)	(1,229,518)	(1,034,870)	(786,283)	(732,649)
Net increase resulting from operations	1,231,654,864	1,843,841,423	731,034,828	335,152,933	478,932,495	150,568,343
Distributions to Shareholders
From net investment income:
Capital Class Shares	(360,248,579)	(596,777,002)	(319,840,303)	(132,857,892)	(227,468,842)	(94,097,723)
Trust Class Shares	(76,005,438)	(121,950,257)	(52,009,588)	(866,374)	(618,809)	(111,813)
Liquidity Class Shares	(25,151,024)	(39,787,574)	(16,755,832)	(25,487,512)	(30,548,926)	(6,618,166)
Adviser Class Shares	(292,649,450)	(433,668,554)	(151,857,906)	(101,038,266)	(114,244,361)	(21,974,014)
Investor Class Shares	(27,066,667)	(49,746,465)	(23,217,985)	(1,742,105)	(3,298,457)	(1,087,837)
Market Class Shares	(75,710)	(31,016)	(409)	(6,508)	(4,301)	—
Daily Class Shares	(309,995,877)	(391,177,273)	(89,338,083)	(70,597)	(147,802)	(34,691)
Service Class Shares	—	—	—	—	(84,527)	(307,583)
Class A Shares	(4,849,905)	(8,630,269)	(2,975,104)	—	—	—
Class B Shares	(908,028)	(967,404)	(155,310)	(82,277)	(137,555)	(43,641)
Class C Shares	(77,868)	(44,106)	(13,031)	(9,479)	(11,269)	(4,208)
Class Z Shares	(15,187,235)	(11,871,475)	—	—	—	—
Institutional Class Shares	(124,213,479)	(196,935,027)	(75,951,923)	(56,430,152)	(88,453,076)	(27,046,629)
Marsico Shares	(221,858)	(356,638)	(138,963)	—	—	—
Retail A Shares	—	—	—	(2,125,486)	(1,703,667)	—
G-Trust Shares	—	—	—	(15,471,124)	(12,991,088)	—
Total distributions to shareholders	(1,236,651,118)	(1,851,943,060)	(732,254,437)	(336,187,772)	(479,712,680)	(151,326,305)
Net Capital Share Transactions	1,384,523,882	11,955,057,279	(8,464,224,270)	1,449,660,600	4,325,112,319	(1,012,015,912)
Net increase in net assets	1,379,527,628	11,946,955,642	(8,465,443,879)	1,448,625,761	4,324,332,134	(1,012,773,874)
Net Assets:
Beginning of period	62,516,867,494	50,569,911,852	59,035,355,731	15,730,898,706	11,406,566,572	12,419,340,446
End of period	63,896,395,122	62,516,867,494	50,569,911,852	17,179,524,467	15,730,898,706	11,406,566,572
Undistributed (overdistributed) net investment income at end of period	307,881	307,878	9,945	149,231	149,200	312,549

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were redesignated Class A, B and C Shares, respectively.

(c)  Class Z Shares of the Fund commenced operations on November 18, 2005.

(d)  Retail A Shares of the Fund commenced operations on November 21, 2005.

(e)  G-Trust Shares of the Fund commenced operations on November 21, 2005.

(f)  Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(g)  Service Class Shares were fully redeemed on March 15, 2006.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia Treasury Reserves			Columbia Government Reserves
	Period April 1 through August 31,	Year Ended March 31,		Period April 1 through August 31,	Year Ended March 31,
	2006(a)($)	2006(b)(f)($)	2005($)	2006(a)($)	2006(b)(d)(e)(f)($)	2005($)
Operations
Net investment income	263,062,285	385,544,168	113,330,912	102,438,479	154,906,154	52,555,235
Net realized loss on investments	(279,403)	(462,549)	(895,513)	(661,682)	(185,367)	(232,749)
Net increase resulting from operations	262,782,882	385,081,619	112,435,399	101,776,797	154,720,787	52,322,486
Distributions to Shareholders
From net investment income:
Capital Class Shares	(47,685,917)	(68,306,683)	(29,053,243)	(30,024,319)	(53,579,693)	(18,875,208)
Trust Class Shares	(13,333,947)	(20,850,832)	(10,803,367)	(6,721,246)	(10,543,186)	(4,612,871)
Liquidity Class Shares	(8,970,933)	(17,300,323)	(4,942,430)	(13,979,225)	(23,669,088)	(4,737,572)
Adviser Class Shares	(141,219,130)	(213,076,872)	(46,946,712)	(22,622,371)	(29,021,567)	(10,888,218)
Investor Class Shares	(3,725,356)	(8,941,254)	(4,357,724)	(8,090,368)	(11,700,236)	(6,160,701)
Market Class Shares	(204)	(156)	—	(504)	(489)	—
Daily Class Shares	(11,988,708)	(12,541,147)	(2,188,757)	(10,106,979)	(13,744,927)	(3,032,837)
Service Class Shares	—	—	—	—	—	—
Class A Shares	(11,592,106)	(19,819,695)	(6,982,902)	(388,505)	(708,958)	(276,971)
Class B Shares	(4,385)	(5,570)	(1,507)	(4,428)	(13,284)	(3,978)
Class C Shares	—	—	—	—	—	—
Class Z Shares	—	—	—	—	—	—
Institutional Class Shares	(24,541,599)	(24,702,023)	(8,054,770)	(4,128,216)	(7,164,733)	(3,961,628)
Marsico Shares	—	—	—	—	—	—
Retail A Shares	—	—	—	(1,295,915)	(1,029,036)	—
G-Trust Shares	—	—	—	(5,076,567)	(3,720,987)	—
Total distributions to shareholders	(263,062,285)	(385,544,555)	(113,331,412)	(102,438,643)	(154,896,184)	(52,549,984)
Net Capital Share Transactions	258,194,239	4,530,445,325	(293,590,373)	558,464,157	1,300,484,684	(1,000,404,267)
Net increase in net assets	257,914,836	4,529,982,389	(294,486,386)	557,802,311	1,300,309,287	(1,000,631,765)
Net Assets:
Beginning of period	13,474,750,720	8,944,768,331	9,239,254,717	4,881,540,394	3,581,231,107	4,581,862,872
End of period	13,732,665,556	13,474,750,720	8,944,768,331	5,439,342,705	4,881,540,394	3,581,231,107
Undistributed (overdistributed) net investment income at end of period	(155,379)	(155,379)	45,306	261,683	261,847	252,477

See Accompanying Notes to Financial Statements.

Statements of Changes in Net Assets – Columbia Money Market Funds (continued)

Increase (Decrease) in Net Assets	Columbia Municipal Reserves			Columbia Tax-Exempt Reserves
	Period April 1 through August 31,	Year Ended March 31,		Period April 1 through August 31,	Year Ended March 31,
	2006(a)($)	2006(b)(c)(d)($)	2005(e)($)	2006(a)($)	2006(b)(f)(g)($)	2005($)
Operations
Net investment income	109,313,591	156,794,388	63,666,124	70,759,357	92,275,163	34,905,420
Net realized gain (loss) on investments	96,268	(2,404)	12,248	59,479	(56,994)	34,372
Net increase resulting from operations	109,409,859	156,791,984	63,678,372	70,818,836	92,218,169	34,939,792
Distributions to Shareholders
From net investment income:
Capital Class Shares	(60,558,882)	(87,281,872)	(38,182,350)	(21,397,159)	(22,262,614)	(10,150,700)
Trust Class Shares	(7,465,692)	(11,545,451)	(5,044,289)	(34,839,825)	(55,061,270)	(22,733,102)
Liquidity Class Shares	(4,490,401)	(7,806,797)	(3,164,708)	(196,049)	(196,208)	(28,580)
Adviser Class Shares	(7,378,999)	(11,502,677)	(4,829,647)	(461,813)	(565,774)	(111,148)
Investor Class Shares	(890,695)	(1,591,248)	(949,960)	(82,954)	(246,295)	(133,011)
Market Class Shares	(150)	(106)	—	—	—	—
Daily Class Shares	(16,558,745)	(19,467,323)	(3,982,536)	(337,230)	(591,625)	(262,209)
Class A Shares	—	—	—	(287,061)	(546,379)	(303,187)
Class B Shares	(876)	(1,299)	(102)	—	—	—
Class C Shares	—	—	(532)	—	—	—
Class Z Shares	(762,493)	(574,243)	—	—	—	—
Institutional Class Shares	(11,206,676)	(17,149,988)	(7,510,695)	(2,638,724)	(3,818,326)	(1,183,528)
Retail A Shares	—	—	—	(262,444)	(197,042)	—
G-Trust Shares	—	—	—	(10,256,099)	(8,788,278)	—
Total distributions to shareholders	(109,313,609)	(156,921,004)	(63,664,819)	(70,759,358)	(92,273,811)	(34,905,465)
Net Capital Share Transactions	2,171,380,587	856,166,241	1,757,187,583	1,045,665,618	1,201,308,926	505,234,702
Net increase (decrease) in net assets	2,171,476,837	856,037,221	1,757,201,136	1,045,725,096	1,201,253,284	505,269,029
Net Assets:
Beginning of period	6,969,408,115	6,113,370,894	4,356,169,758	4,484,368,986	3,283,115,702	2,777,846,673
End of period	9,140,884,952	6,969,408,115	6,113,370,894	5,530,094,082	4,484,368,986	3,283,115,702
Undistributed net investment income at end of period	79,552	79,570	205,444	21,612	19,137	92,678

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were redesignated Class A, B and C Shares, respectively.

(c)  Class Z Shares of the Fund commenced operations on November 18, 2005.

(d)  Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(e)  Investor C Shares were fully redeemed on February 3, 2005.

(f)  Retail A Shares of the Fund commenced operations on November 21, 2005.

(g)  G-Trust Shares of the Fund commenced operations on November 21, 2005.

(h)  Market Class Shares commenced operations on October 25, 2005.

See Accompanying Notes to Financial Statements.

Increase (Decrease) in Net Assets	Columbia California Tax-Exempt Reserves			Columbia New York Tax-Exempt Reserves
	Period April 1 through August 31,	Year Ended March 31,		Period April 1 through August 31,	Year Ended March 31,
	2006(a)($)	2006(b)(h)($)	2005($)	2006(a)($)	2006(f)(g)($)	2005($)
Operations
Net investment income	44,450,230	63,909,198	18,444,965	3,852,879	4,489,950	1,083,295
Net realized gain (loss) on investments	4,090	(23,846)	15,172	(5,216)	721	2,072
Net increase resulting from operations	44,454,320	63,885,352	18,460,137	3,847,663	4,490,671	1,085,367
Distributions to Shareholders
From net investment income:
Capital Class Shares	(5,929,685)	(8,898,452)	(1,736,900)	(392,480)	(417,950)	(17,352)
Trust Class Shares	(6,548,542)	(10,510,745)	(3,743,513)	(493,203)	(368,698)	(249,061)
Liquidity Class Shares	(385,297)	(588,121)	(103,123)	—	—	—
Adviser Class Shares	(4,135,513)	(11,193,188)	(4,911,820)	(44,993)	(33,721)	—
Investor Class Shares	(2,901,957)	(5,899,030)	(2,520,833)	—	—	—
Market Class Shares	(115)	(107)	—	(427,123)	(807,847)	(89,228)
Daily Class Shares	(15,345,670)	(19,552,755)	(4,446,818)	—	—	—
Class A Shares	—	—	—	—	—	—
Class B Shares	(61)	(92)	(20)	—	—	—
Class C Shares	—	—	(26)	—	—	—
Class Z Shares	—	—	—	—	—	—
Institutional Class Shares	(9,203,392)	(7,272,168)	(980,632)	(2,228,995)	(2,622,603)	(727,587)
Retail A Shares	—	—	—	(1,065)	(32,832)	—
G-Trust Shares	—	—	—	(265,021)	(206,268)	—
Total distributions to shareholders	(44,450,232)	(63,914,658)	(18,443,685)	(3,852,880)	(4,489,919)	(1,083,228)
Net Capital Share Transactions	277,786,685	1,316,476,500	(38,024,692)	(20,679,031)	210,310,423	22,062,103
Net increase (decrease) in net assets	277,790,773	1,316,447,194	(38,008,240)	(20,684,248)	210,311,175	22,064,242
Net Assets:
Beginning of period	3,441,941,232	2,125,494,038	2,163,502,278	311,360,099	101,048,924	78,984,682
End of period	3,719,732,005	3,441,941,232	2,125,494,038	290,675,851	311,360,099	101,048,924
Undistributed net investment income at end of period	108,958	108,960	115,230	11,318	10,793	10,612

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds

	Columbia Cash Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	46,774,167,093	46,774,167,092	100,943,021,867	100,943,021,575	118,555,512,959	118,555,512,959
Distributions reinvested	213,484,218	213,484,218	371,709,079	371,709,079	177,374,367	177,374,367
Redemptions	(47,962,127,124)	(47,962,127,124)	(101,713,829,809)	(101,713,829,809)	(125,211,165,640)	(125,211,165,640)
Net increase (decrease)	(974,475,813)	(974,475,814)	(399,098,863)	(399,099,155)	(6,478,278,314)	(6,478,278,314)
Trust Class Shares
Subscriptions	1,589,370,938	1,589,370,938	4,658,664,753	4,658,664,753	4,435,072,541	4,435,072,541
Distributions reinvested	1,543,729	1,543,729	2,278,762	2,278,762	1,152,339	1,152,339
Redemptions	(1,403,794,578)	(1,403,794,578)	(4,406,075,714)	(4,406,075,714)	(5,059,998,492)	(5,059,998,492)
Net increase (decrease)	187,120,089	187,120,089	254,867,801	254,867,801	(623,773,612)	(623,773,612)
Liquidity Class Shares
Subscriptions	2,626,562,835	2,626,562,835	4,938,713,854	4,938,713,854	3,913,169,631	3,913,169,631
Distributions reinvested	22,269,908	22,269,908	37,106,696	37,106,696	16,054,541	16,054,541
Redemptions	(2,440,680,565)	(2,440,680,565)	(5,140,053,304)	(5,140,053,304)	(4,066,295,922)	(4,066,295,922)
Net increase (decrease)	208,152,178	208,152,178	(164,232,754)	(164,232,754)	(137,071,750)	(137,071,750)
Adviser Class Shares
Subscriptions	19,756,957,523	19,756,957,523	40,719,708,692	40,719,708,692	40,427,373,011	40,427,373,011
Distributions reinvested	66,644,231	66,644,231	94,586,230	94,586,230	35,194,517	35,194,517
Redemptions	(18,222,812,305)	(18,222,812,304)	(37,681,248,527)	(37,681,248,527)	(41,470,395,112)	(41,470,395,112)
Net increase (decrease)	1,600,789,449	1,600,789,450	3,133,046,395	3,133,046,395	(1,007,827,584)	(1,007,827,584)
Investor Class Shares
Subscriptions	1,318,869,984	1,318,869,984	4,097,421,500	4,097,421,500	3,049,889,245	3,049,889,245
Distributions reinvested	22,918,905	22,918,905	43,278,334	43,278,334	20,875,112	20,875,112
Redemptions	(1,594,262,086)	(1,594,262,086)	(4,295,373,222)	(4,295,373,222)	(3,577,681,762)	(3,577,681,762)
Net increase (decrease)	(252,473,197)	(252,473,197)	(154,673,388)	(154,673,388)	(506,917,405)	(506,917,405)
Market Class Shares
Subscriptions	2,762,878	2,762,878	3,367,520	3,367,520	111,600	111,600
Distributions reinvested	69,054	69,054	29,487	29,487	407	407
Redemptions	(723,842)	(723,842)	(420,675)	(420,675)	(131,342)	(131,342)
Net increase (decrease)	2,108,090	2,108,090	2,976,332	2,976,332	(19,335)	(19,335)
Daily Class Shares
Subscriptions	3,774,185,871	3,774,185,871	11,197,073,069	11,197,073,069	6,061,336,884	6,061,336,884
Distributions reinvested	310,083,848	310,083,848	391,173,007	391,173,007	89,334,615	89,334,615
Redemptions	(3,617,119,213)	(3,617,119,214)	(4,209,855,697)	(4,209,855,697)	(5,337,121,429)	(5,337,121,429)
Net increase (decrease)	467,150,506	467,150,505	7,378,390,379	7,378,390,379	813,550,070	813,550,070
Service Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(d)(e)(f)(g)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	17,250,266,376	17,250,266,376	50,333,803,075	50,333,803,075	45,995,178,226	45,995,178,226
Distributions reinvested	85,896,663	85,896,663	139,728,425	139,728,425	50,658,351	50,658,351
Redemptions	(17,112,254,211)	(17,112,254,211)	(51,219,712,470)	(51,219,712,470)	(47,961,384,767)	(47,961,384,767)
Net increase (decrease)	223,908,828	223,908,828	(746,180,970)	(746,180,970)	(1,915,548,190)	(1,915,548,190)
Trust Class Shares
Subscriptions	154,565,691	154,565,691	287,793,581	287,793,581	75,905,203	75,905,203
Distributions reinvested	29,953	29,953	39,804	39,804	9,461	9,461
Redemptions	(149,832,424)	(149,832,424)	(283,440,713)	(283,440,713)	(74,345,416)	(74,345,416)
Net increase (decrease)	4,763,220	4,763,220	4,392,672	4,392,672	1,569,248	1,569,248
Liquidity Class Shares
Subscriptions	2,046,215,541	2,046,215,541	5,046,191,500	5,046,191,500	4,149,220,104	4,149,220,104
Distributions reinvested	21,442,945	21,442,945	27,843,478	27,843,478	6,295,099	6,295,099
Redemptions	(2,028,080,107)	(2,028,080,107)	(4,351,333,518)	(4,351,333,518)	(4,100,620,044)	(4,100,620,044)
Net increase (decrease)	39,578,379	39,578,379	722,701,460	722,701,460	54,895,159	54,895,159
Adviser Class Shares
Subscriptions	5,674,102,535	5,674,102,535	11,702,168,245	11,702,168,245	6,064,462,349	6,064,462,349
Distributions reinvested	8,651,155	8,651,155	11,923,858	11,923,858	3,199,548	3,199,548
Redemptions	(4,746,066,807)	(4,746,066,807)	(8,724,598,854)	(8,724,598,854)	(6,118,329,925)	(6,118,329,925)
Net increase (decrease)	936,686,883	936,686,883	2,989,493,249	2,989,493,249	(50,668,028)	(50,668,028)
Investor Class Shares
Subscriptions	29,649,977	29,649,977	131,381,332	131,381,332	28,292,916	28,292,916
Distributions reinvested	131,550	131,550	452,400	452,400	8,080	8,080
Redemptions	(56,860,152)	(56,860,152)	(110,587,420)	(110,587,420)	(32,308,508)	(32,308,508)
Net increase (decrease)	(27,078,625)	(27,078,625)	21,246,312	21,246,312	(4,007,512)	(4,007,512)
Market Class Shares
Subscriptions	148,562	148,562	324,608	324,608	—	—
Distributions reinvested	5,989	5,989	3,681	3,681	—	—
Redemptions	(105,375)	(105,375)	(10,103)	(10,103)	—	—
Net increase (decrease)	49,176	49,176	318,186	318,186	—	—
Daily Class Shares
Subscriptions	1,850,495	1,850,495	20,582,290	20,582,290	4,832,078	4,832,078
Distributions reinvested	69,911	69,911	135,772	135,772	34,691	34,691
Redemptions	(2,179,159)	(2,179,159)	(20,510,745)	(20,510,745)	(5,056,284)	(5,056,284)
Net increase (decrease)	(258,753)	(258,753)	207,317	207,317	(189,515)	(189,515)
Service Class Shares
Subscriptions	—	—	20,693,419	20,693,419	150,866,673	150,866,673
Distributions reinvested	—	—	71,768	71,768	307,583	307,583
Redemptions	—	—	(22,528,058)	(22,528,058)	(225,371,327)	(225,371,327)
Net decrease	—	—	(1,762,871)	(1,762,871)	(74,197,071)	(74,197,071)

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Cash Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	175,056,771	175,056,771	318,181,313	318,181,313	65,300,846	65,300,846
Distributions reinvested	4,799,264	4,799,264	8,581,846	8,581,846	2,949,767	2,949,767
Redemptions	(115,405,321)	(115,405,320)	(331,793,181)	(331,793,181)	(96,998,716)	(96,998,716)
Net increase (decrease)	64,450,714	64,450,715	(5,030,022)	(5,030,022)	(28,748,103)	(28,748,103)
Class B Shares
Subscriptions	15,059,564	15,059,564	11,891,442	11,891,442	11,633,100	11,633,100
Proceeds received in connection with merger	—	—	48,772,764	48,716,804	—	—
Distributions reinvested	804,151	804,151	855,334	855,334	136,486	136,486
Redemptions	(16,194,550)	(16,194,554)	(26,290,660)	(26,290,660)	(20,246,513)	(20,246,513)
Net increase (decrease)	(330,835)	(330,839)	35,228,880	35,172,920	(8,476,927)	(8,476,927)
Class C Shares
Subscriptions	6,646,564	6,646,564	4,324,280	4,324,280	4,158,548	4,158,548
Distributions reinvested	65,755	65,755	35,850	35,850	10,608	10,608
Redemptions	(3,874,136)	(3,874,136)	(2,988,359)	(2,988,359)	(4,133,650)	(4,133,650)
Net increase (decrease)	2,838,183	2,838,183	1,371,771	1,371,771	35,506	35,506
Class Z Shares
Subscriptions	124,559,681	124,559,681	117,515,462	117,515,462	—	—
Proceeds received in connection with merger	—	—	834,964,976	834,267,422	—	—
Distributions reinvested	14,653,375	14,653,375	11,526,581	11,526,581	—	—
Redemptions	(163,045,036)	(163,045,037)	(209,834,950)	(209,834,950)	—	—
Net increase (decrease)	(23,831,980)	(23,831,981)	754,172,069	753,474,515	—	—
Institutional Class Shares
Subscriptions	7,296,059,406	7,296,059,406	17,371,616,757	17,371,616,757	13,814,109,302	13,814,109,302
Distributions reinvested	116,518,821	116,518,821	182,432,067	182,432,067	69,288,212	69,288,212
Redemptions	(7,310,400,612)	(7,310,400,612)	(16,434,637,126)	(16,434,637,126)	(14,364,156,220)	(14,364,156,220)
Net increase (decrease)	102,177,615	102,177,615	1,119,411,698	1,119,411,698	(480,758,706)	(480,758,706)
Marsico Shares
Subscriptions	4,928,270	4,928,270	6,683,370	6,683,370	7,172,763	7,172,763
Distributions reinvested	221,857	221,857	356,606	356,606	145,758	145,758
Redemptions	(4,301,239)	(4,301,239)	(7,659,189)	(7,659,189)	(10,256,631)	(10,256,631)
Net increase (decrease)	848,888	848,888	(619,213)	(619,213)	(2,938,110)	(2,938,110)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(d)(e)(f)(g)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class A Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Class B Shares
Subscriptions	2,370,340	2,370,340	1,668,380	1,668,380	1,826,702	1,826,702
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	72,056	72,056	124,012	124,012	39,672	39,672
Redemptions	(1,941,363)	(1,941,363)	(3,637,272)	(3,637,272)	(4,350,630)	(4,350,630)
Net increase (decrease)	501,033	501,033	(1,844,880)	(1,844,880)	(2,484,256)	(2,484,256)
Class C Shares
Subscriptions	1,013,291	1,013,291	399,347	399,347	1,451,256	1,451,256
Distributions reinvested	9,171	9,171	9,988	9,988	3,382	3,382
Redemptions	(232,651)	(232,651)	(1,269,918)	(1,269,918)	(1,220,521)	(1,220,521)
Net increase (decrease)	789,811	789,811	(860,583)	(860,583)	234,117	234,117
Class Z Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	4,124,336,490	4,124,336,490	11,519,555,241	11,519,555,241	5,180,237,811	5,180,237,811
Distributions reinvested	54,778,399	54,778,399	85,026,360	85,026,360	26,711,983	26,711,983
Redemptions	(3,849,089,726)	(3,849,089,726)	(11,158,568,454)	(11,158,568,454)	(4,228,569,658)	(4,228,569,658)
Net increase (decrease)	330,025,163	330,025,163	446,013,147	446,013,147	978,380,136	978,380,136
Marsico Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Retail A Shares
Subscriptions	11,343,417	11,343,417	17,049,565	17,049,565	—	—
Proceeds received in connection with merger	—	—	123,321,710	123,352,489	—	—
Distributions reinvested	2,071,045	2,071,045	1,898,318	1,898,318	—	—
Redemptions	(22,460,633)	(22,460,633)	(31,470,121)	(31,470,121)	—	—
Net increase (decrease)	(9,046,171)	(9,046,171)	110,799,472	110,830,251	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

Columbia Cash Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were redesignated Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

(f) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(g) Service Class Shares were fully redeemed on March 15, 2006.

See Accompanying Notes to Financial Statements.

	Columbia Money Market Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(d)(e)(f)(g)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
G-Trust Shares
Subscriptions	302,077,835	302,077,835	328,690,084	328,690,084	—	—
Proceeds received in connection with merger	—	—	920,660,792	920,431,879	—	—
Distributions reinvested	611,975	611,975	578,701	578,701	—	—
Redemptions	(352,948,154)	(352,948,154)	(469,141,635)	(469,141,635)	—	—
Net increase (decrease)	(50,258,344)	(50,258,344)	780,787,942	780,559,029	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Treasury Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	6,984,846,440	6,984,846,440	16,236,488,943	16,236,488,943	29,698,008,848	29,698,008,848
Proceeds received in connection with merger	—	—	644,062,778	643,816,933	—	—
Distributions reinvested	35,671,845	35,671,845	52,755,361	52,755,361	23,541,826	23,541,826
Redemptions	(7,049,619,383)	(7,049,619,383)	(16,219,426,119)	(16,219,426,119)	(30,271,512,751)	(30,271,512,751)
Net increase (decrease)	(29,101,098)	(29,101,098)	713,880,963	713,635,118	(549,962,077)	(549,962,077)
Trust Class Shares
Subscriptions	460,698,435	460,698,435	816,221,625	816,221,625	2,892,983,392	2,892,983,392
Proceeds received in connection with merger	—	—	10,185,442	10,181,665	—	—
Distributions reinvested	76,354	76,354	109,595	109,595	24,320	24,320
Redemptions	(366,417,661)	(366,417,661)	(823,880,652)	(823,880,652)	(3,045,412,299)	(3,045,412,299)
Net increase (decrease)	94,357,128	94,357,128	2,636,010	2,632,233	(152,404,587)	(152,404,587)
Liquidity Class Shares
Subscriptions	613,573,249	613,573,249	5,072,135,084	5,072,135,084	1,897,190,699	1,897,190,699
Distributions reinvested	7,656,064	7,656,064	15,539,377	15,539,377	4,294,929	4,294,929
Redemptions	(586,951,773)	(586,951,773)	(5,072,207,336)	(5,072,207,336)	(1,835,691,288)	(1,835,691,288)
Net increase	34,277,540	34,277,540	15,467,125	15,467,125	65,794,340	65,794,340
Adviser Class Shares
Subscriptions	9,249,555,148	9,249,555,148	25,199,998,376	25,199,998,376	18,238,833,033	18,238,833,033
Proceeds received in connection with merger	—	—	36,064,928	36,051,009	—	—
Distributions reinvested	15,003,778	15,003,778	20,919,641	20,919,641	7,038,692	7,038,692
Redemptions	(9,156,808,064)	(9,156,808,064)	(22,447,288,762)	(22,447,288,762)	(17,656,021,924)	(17,656,021,924)
Net increase (decrease)	107,750,862	107,750,862	2,809,694,183	2,809,680,264	589,849,801	589,849,801
Investor Class Shares
Subscriptions	416,788,772	416,788,772	1,419,676,428	1,419,676,428	1,142,957,221	1,142,957,221
Distributions reinvested	2,334,865	2,334,865	5,518,041	5,518,041	2,541,198	2,541,198
Redemptions	(470,045,045)	(470,045,045)	(1,562,579,721)	(1,562,579,721)	(1,227,850,695)	(1,227,850,695)
Net increase (decrease)	(50,921,408)	(50,921,408)	(137,385,252)	(137,385,252)	(82,352,276)	(82,352,276)
Market Class Shares
Subscriptions	1,035	1,035	10,000	10,000	—	—
Distributions reinvested	204	204	156	156	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	1,239	1,239	10,156	10,156	—	—

See Accompanying Notes to Financial Statements.

	Columbia Government Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)(e)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	3,007,939,382	3,007,939,382	9,425,391,779	9,425,391,779	8,299,093,894	8,299,093,894
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	27,509,480	27,509,480	46,850,468	46,850,468	16,326,951	16,326,951
Redemptions	(2,670,783,910)	(2,670,783,910)	(9,297,496,644)	(9,297,496,644)	(8,472,355,657)	(8,472,355,657)
Net increase (decrease)	364,664,952	364,664,952	174,745,603	174,745,603	(156,934,812)	(156,934,812)
Trust Class Shares
Subscriptions	300,339,722	300,339,722	1,786,466,168	1,786,466,168	1,195,618,768	1,195,618,768
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	13,952	13,952	36,199	36,199	11,292	11,292
Redemptions	(386,772,478)	(386,772,478)	(1,649,563,621)	(1,649,563,621)	(1,237,604,567)	(1,237,604,567)
Net increase (decrease)	(86,418,804)	(86,418,804)	136,938,746	136,938,746	(41,974,507)	(41,974,507)
Liquidity Class Shares
Subscriptions	887,805,113	887,805,113	1,772,124,646	1,772,124,646	1,523,531,640	1,523,531,640
Distributions reinvested	11,106,276	11,106,276	21,599,326	21,599,326	3,952,907	3,952,907
Redemptions	(695,535,767)	(695,535,767)	(1,517,157,581)	(1,517,157,581)	(1,417,614,893)	(1,417,614,893)
Net increase	203,375,622	203,375,622	276,566,391	276,566,391	109,869,654	109,869,654
Adviser Class Shares
Subscriptions	1,805,104,238	1,805,104,238	2,302,517,393	2,302,517,393	2,246,078,708	2,246,078,708
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	6,636,358	6,636,358	11,500,129	11,500,129	5,152,157	5,152,157
Redemptions	(1,718,800,337)	(1,718,800,337)	(2,091,321,567)	(2,091,321,567)	(2,551,643,887)	(2,551,643,887)
Net increase (decrease)	92,940,259	92,940,259	222,695,955	222,695,955	(300,413,022)	(300,413,022)
Investor Class Shares
Subscriptions	2,305,298,486	2,305,298,486	1,806,474,568	1,806,474,568	1,863,974,259	1,863,974,259
Distributions reinvested	7,316,418	7,316,418	10,511,921	10,511,921	5,858,541	5,858,541
Redemptions	(2,302,953,315)	(2,302,953,315)	(1,913,789,345)	(1,913,789,345)	(2,201,590,250)	(2,201,590,250)
Net increase (decrease)	9,661,589	9,661,589	(96,802,856)	(96,802,856)	(331,757,450)	(331,757,450)
Market Class Shares
Subscriptions	—	—	32,483	32,483	—	—
Distributions reinvested	491	492	492	492	—	—
Redemptions	(6,711)	(6,711)	—	—	—	—
Net increase (decrease)	(6,220)	(6,219)	32,975	32,975	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Treasury Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Daily Class Shares
Subscriptions	1,153,041,288	1,153,041,288	1,290,425,489	1,290,425,489	392,027,381	392,027,381
Distributions reinvested	11,988,657	11,988,657	12,539,678	12,539,678	2,187,653	2,187,653
Redemptions	(1,226,515,981)	(1,226,515,981)	(848,932,282)	(848,932,282)	(429,467,692)	(429,467,692)
Net increase (decrease)	(61,486,036)	(61,486,036)	454,032,885	454,032,885	(35,252,658)	(35,252,658)
Class A Shares
Subscriptions	1,194,255,852	1,194,255,852	3,477,891,924	3,477,891,924	5,057,768,174	5,057,768,174
Distributions reinvested	221,464	221,464	485,513	485,513	124,294	124,294
Redemptions	(1,308,234,968)	(1,308,234,968)	(3,403,420,348)	(3,403,420,348)	(5,127,921,149)	(5,127,921,149)
Net increase (decrease)	(113,757,652)	(113,757,652)	74,957,089	74,957,089	(70,028,681)	(70,028,681)
Class B Shares
Subscriptions	181,039	181,039	69,056	69,056	4,539	4,539
Distributions reinvested	4,210	4,210	5,353	5,353	1,499	1,499
Redemptions	(139,909)	(139,909)	(45,463)	(45,463)	(126,714)	(126,714)
Net increase (decrease)	45,340	45,340	28,946	28,946	(120,676)	(120,676)
Institutional Class Shares
Subscriptions	2,303,999,368	2,303,999,368	3,918,280,949	3,918,280,949	3,009,675,815	3,009,675,815
Distributions reinvested	22,958,156	22,958,156	22,155,981	22,155,981	7,713,438	7,713,438
Redemptions	(2,049,929,200)	(2,049,929,200)	(3,343,050,169)	(3,343,050,169)	(3,076,502,812)	(3,076,502,812)
Net increase (decrease)	277,028,324	277,028,324	597,386,761	597,386,761	(59,113,559)	(59,113,559)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A and B Shares were redesignated Class A and B Shares, respectively.

(c) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(d) Retail A Shares of the Fund commenced operations on November 21, 2005.

(e) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia Government Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)(e)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Daily Class Shares
Subscriptions	430,333,924	430,333,924	1,274,404,620	1,274,404,620	652,889,722	652,889,722
Distributions reinvested	10,103,596	10,103,595	13,743,771	13,743,771	3,032,544	3,032,544
Redemptions	(491,698,850)	(491,698,850)	(1,000,608,408)	(1,000,608,408)	(703,627,772)	(703,627,772)
Net increase (decrease)	(51,261,330)	(51,261,331)	287,539,983	287,539,983	(47,705,506)	(47,705,506)
Class A Shares
Subscriptions	45,831,914	45,831,914	80,733,635	80,755,591	99,121,763	99,121,763
Distributions reinvested	362,932	362,931	678,192	678,192	266,714	266,714
Redemptions	(39,093,489)	(39,093,489)	(96,183,936)	(96,183,936)	(78,996,208)	(78,996,208)
Net increase (decrease)	7,101,357	7,101,356	(14,772,109)	(14,750,153)	20,392,269	20,392,269
Class B Shares
Subscriptions	194,581	194,581	158,201	158,201	374,146	374,146
Distributions reinvested	3,511	3,512	11,687	11,687	3,606	3,606
Redemptions	(133,614)	(133,614)	(638,245)	(638,245)	(590,914)	(590,914)
Net increase (decrease)	64,478	64,479	(468,357)	(468,357)	(213,162)	(213,162)
Institutional Class Shares
Subscriptions	998,032,976	998,032,976	2,348,853,355	2,348,853,355	2,390,818,865	2,390,818,865
Distributions reinvested	3,943,783	3,943,782	6,188,498	6,188,498	3,593,507	3,593,507
Redemptions	(994,705,456)	(994,705,456)	(2,355,250,919)	(2,355,250,919)	(2,646,080,103)	(2,646,080,103)
Net increase (decrease)	7,271,303	7,271,302	(209,066)	(209,066)	(251,667,731)	(251,667,731)
Retail A Shares
Subscriptions	5,184,407	5,184,407	6,446,429	6,442,002	—	—
Proceeds received in connection with merger	—	—	73,936,962	73,923,607	—	—
Distributions reinvested	1,268,294	1,268,294	1,151,768	1,151,768	—	—
Redemptions	(10,876,052)	(10,876,052)	(13,513,120)	(13,513,120)	—	—
Net increase (decrease)	(4,423,351)	(4,423,351)	68,022,039	68,004,257	—	—
G-Trust Shares
Subscriptions	248,632,574	248,632,574	242,841,347	242,834,407	—	—
Proceeds received in connection with merger	—	—	292,057,321	291,979,114	—	—
Distributions reinvested	99,841	99,842	80,904	80,904	—	—
Redemptions	(233,238,113)	(233,238,113)	(288,703,219)	(288,703,219)	—	—
Net increase	15,494,302	15,494,303	246,276,353	246,191,206	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Municipal Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	14,496,330,817	14,496,330,817	22,451,133,966	22,451,134,141	15,487,711,803	15,487,711,803
Distributions reinvested	47,323,030	47,323,030	62,395,107	62,395,107	23,700,991	23,700,991
Redemptions	(12,836,450,544)	(12,836,450,544)	(22,313,789,769)	(22,313,789,769)	(14,161,329,019)	(14,161,329,019)
Net increase (decrease)	1,707,203,303	1,707,203,303	199,739,304	199,739,479	1,350,083,775	1,350,083,775
Trust Class Shares
Subscriptions	355,627,826	355,627,826	1,383,567,940	1,383,567,940	915,329,636	915,329,636
Distributions reinvested	95,198	95,198	273,403	273,403	105,286	105,286
Redemptions	(324,342,175)	(324,342,175)	(1,270,569,246)	(1,270,569,246)	(985,416,356)	(985,416,356)
Net increase (decrease)	31,380,849	31,380,849	113,272,097	113,272,097	(69,981,434)	(69,981,434)
Liquidity Class Shares
Subscriptions	716,858,274	716,858,274	2,232,378,675	2,232,378,675	2,120,925,493	2,120,925,493
Distributions reinvested	2,081,604	2,081,604	3,829,663	3,829,663	1,897,508	1,897,508
Redemptions	(695,179,314)	(695,179,314)	(2,266,382,676)	(2,266,382,676)	(1,926,794,006)	(1,926,794,006)
Net increase (decrease)	23,760,564	23,760,564	(30,174,338)	(30,174,338)	196,028,995	196,028,995
Adviser Class Shares
Subscriptions	1,052,452,404	1,052,452,404	2,344,084,974	2,344,084,974	1,786,826,446	1,786,826,446
Distributions reinvested	3,511,760	3,511,760	5,203,904	5,203,904	2,325,220	2,325,220
Redemptions	(922,255,522)	(922,255,522)	(2,295,964,399)	(2,295,964,399)	(1,821,050,605)	(1,821,050,605)
Net increase (decrease)	133,708,642	133,708,642	53,324,479	53,324,479	(31,898,939)	(31,898,939)
Investor Class Shares
Subscriptions	67,705,041	67,705,041	173,079,265	173,079,265	177,673,491	177,673,491
Distributions reinvested	889,107	889,107	1,575,322	1,575,322	948,778	948,778
Redemptions	(60,512,521)	(60,512,521)	(192,863,028)	(192,863,028)	(241,463,530)	(241,463,530)
Net increase (decrease)	8,081,627	8,081,627	(18,208,441)	(18,208,441)	(62,841,261)	(62,841,261)
Market Class Shares
Subscriptions	12,506	12,506	10,426	10,426	—	—
Distributions reinvested	150	150	106	106	—	—
Net increase	12,656	12,656	10,532	10,532	—	—
Daily Class Shares
Subscriptions	1,037,081,534	1,037,081,534	2,631,383,997	2,631,383,997	751,254,445	751,254,445
Distributions reinvested	16,558,744	16,558,744	19,469,702	19,469,702	3,982,546	3,982,546
Redemptions	(989,165,413)	(989,165,413)	(1,873,437,132)	(1,873,437,132)	(769,150,180)	(769,150,180)
Net increase (decrease)	64,474,865	64,474,865	777,416,567	777,416,567	(13,913,189)	(13,913,189)
Class A Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

	Columbia Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(f)(g)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	4,267,042,448	4,267,042,448	5,708,224,499	5,708,224,499	5,501,961,853	5,501,961,853
Distributions reinvested	14,758,388	14,758,388	15,322,493	15,322,493	2,910,553	2,910,553
Redemptions	(3,568,882,408)	(3,568,882,408)	(5,797,357,044)	(5,797,357,044)	(4,997,749,629)	(4,997,749,629)
Net increase (decrease)	712,918,428	712,918,428	(73,810,052)	(73,810,052)	507,122,777	507,122,777
Trust Class Shares
Subscriptions	1,139,465,051	1,139,465,052	3,651,307,587	3,651,307,587	2,436,532,804	2,436,532,804
Distributions reinvested	386,786	386,786	584,798	584,798	173,408	173,408
Redemptions	(931,091,672)	(931,091,672)	(3,229,056,822)	(3,229,056,822)	(2,412,427,307)	(2,412,427,307)
Net increase (decrease)	208,760,165	208,760,166	422,835,563	422,835,563	24,278,905	24,278,905
Liquidity Class Shares
Subscriptions	35,051,537	35,051,537	114,992,562	114,992,562	38,913,248	38,913,248
Distributions reinvested	193,989	193,989	189,856	189,856	26,428	26,428
Redemptions	(19,988,772)	(19,988,772)	(113,282,008)	(113,282,008)	(41,339,503)	(41,339,503)
Net increase (decrease)	15,256,754	15,256,754	1,900,410	1,900,410	(2,399,827)	(2,399,827)
Adviser Class Shares
Subscriptions	91,367,367	91,367,367	125,817,201	125,817,201	10,908,813	10,908,813
Distributions reinvested	448,745	448,745	557,634	557,634	111,140	111,140
Redemptions	(37,494,768)	(37,494,768)	(116,800,541)	(116,800,541)	(10,100,957)	(10,100,957)
Net increase (decrease)	54,321,344	54,321,344	9,574,294	9,574,294	918,996	918,996
Investor Class Shares
Subscriptions	4,359,817	4,359,817	22,168,166	22,168,166	10,463,434	10,463,434
Distributions reinvested	70,952	70,952	195,159	195,159	100,562	100,562
Redemptions	(4,610,603)	(4,621,603)	(26,076,180)	(26,076,180)	(21,334,452)	(21,334,452)
Net increase (decrease)	(179,834)	(190,834)	(3,712,855)	(3,712,855)	(10,770,456)	(10,770,456)
Market Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Net increase	—	—	—	—	—	—
Daily Class Shares
Subscriptions	26,593,862	26,593,862	68,368,168	68,368,168	57,671,974	57,671,974
Distributions reinvested	337,208	337,208	591,587	591,587	262,204	262,204
Redemptions	(28,969,809)	(28,969,809)	(76,529,290)	(76,529,290)	(71,277,281)	(71,277,281)
Net increase (decrease)	(2,038,739)	(2,038,739)	(7,569,535)	(7,569,535)	(13,343,103)	(13,343,103)
Class A Shares
Subscriptions	12,271,316	12,271,316	16,099,148	16,099,148	20,335,607	20,335,607
Distributions reinvested	286,882	286,882	546,185	546,185	302,555	302,555
Redemptions	(20,271,929)	(20,271,929)	(20,005,867)	(20,005,867)	(42,508,347)	(42,508,347)
Net decrease	(7,713,731)	(7,713,731)	(3,360,534)	(3,360,534)	(21,870,185)	(21,870,185)

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia Municipal Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)(d)		Year Ended March 31, 2005(e)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class B Shares
Subscriptions	45,221	45,393	375	375	44,882	44,882
Proceeds received in connection with merger	—	—	188,340	187,998	—	—
Distributions reinvested	713	713	979	979	39	39
Redemptions	(113,183)	(113,183)	(103,554)	(103,554)	(45,615)	(45,615)
Net increase (decrease)	(67,249)	(67,077)	86,140	85,798	(694)	(694)
Class C Shares
Subscriptions	—	—	—	—	191,002	191,002
Distributions reinvested	—	—	—	—	321	321
Redemptions	—	—	—	—	(2,693,618)	(2,693,618)
Net decrease	—	—	—	—	(2,502,295)	(2,502,295)
Class Z Shares
Subscriptions	10,121,134	10,121,134	9,633,891	9,633,891	—	—
Proceeds received in connection with merger	—	—	55,932,806	55,825,972	—	—
Distributions reinvested	699,452	699,452	530,457	530,457	—	—
Redemptions	(13,374,122)	(13,374,122)	(11,832,320)	(11,832,320)	—	—
Net increase (decrease)	(2,553,536)	(2,553,536)	54,264,834	54,158,000	—	—
Institutional Class Shares
Subscriptions	2,709,727,125	2,709,727,125	2,870,121,907	2,870,121,907	3,232,748,896	3,232,748,896
Distributions reinvested	11,042,688	11,042,688	16,602,732	16,602,732	7,135,087	7,135,087
Redemptions	(2,515,391,119)	(2,515,391,119)	(3,180,182,571)	(3,180,182,571)	(2,847,671,358)	(2,847,671,358)
Net increase (decrease)	205,378,694	205,378,694	(293,457,932)	(293,457,932)	392,212,625	392,212,625
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor A, B and C Shares, if applicable, were redesignated Class A, B and C Shares, respectively.

(c) Class Z Shares of the Fund commenced operations on November 18, 2005.

(d) Market Class Shares of the Fund re-commenced operations on October 25, 2005.

(e) Investor C Shares were fully redeemed on February 3, 2005.

(f) Retail A Shares of the Fund commenced operations on November 21, 2005.

(g) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(f)(g)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class B Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Class C Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—
Class Z Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	538,236,995	538,236,995	1,413,828,247	1,413,828,247	650,052,335	650,052,335
Distributions reinvested	2,563,584	2,563,584	3,581,641	3,581,641	1,066,115	1,066,115
Redemptions	(394,546,437)	(394,546,437)	(1,383,611,255)	(1,383,611,255)	(629,820,855)	(629,820,855)
Net increase (decrease)	146,254,142	146,254,142	33,798,633	33,798,633	21,297,595	21,297,595
Retail A Shares
Subscriptions	1,993,862	1,993,862	2,028,620	2,028,620	—	—
Proceeds received in connection with merger	—	—	22,797,503	22,759,497	—	—
Distributions reinvested	255,230	255,230	219,952	219,952	—	—
Redemptions	(2,946,480)	(2,946,480)	(5,808,148)	(5,808,148)	—	—
Net increase (decrease)	(697,388)	(697,388)	19,237,927	19,199,921	—	—
G-Trust Shares
Subscriptions	347,010,137	347,010,137	301,963,311	301,963,311	—	—
Proceeds received in connection with merger	—	—	885,576,915	885,520,444	—	—
Distributions reinvested	759	759	625	625	—	—
Redemptions	(428,215,420)	(428,215,420)	(385,031,299)	(385,031,299)	—	—
Net increase (decrease)	(81,204,524)	(81,204,524)	802,509,552	802,453,081	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia California Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	697,646,638	697,646,638	1,587,640,715	1,587,640,715	334,272,344	334,272,344
Distributions reinvested	4,507,049	4,507,049	7,407,351	7,407,351	1,637,443	1,637,443
Redemptions	(624,503,549)	(624,503,549)	(1,269,348,842)	(1,269,348,842)	(399,406,128)	(399,406,128)
Net increase (decrease)	77,650,138	77,650,138	325,699,224	325,699,224	(63,496,341)	(63,496,341)
Trust Class Shares
Subscriptions	489,802,090	489,802,090	1,193,993,557	1,193,993,557	757,184,170	757,184,170
Distributions reinvested	282,038	282,038	427,874	427,874	169,832	169,832
Redemptions	(443,174,621)	(443,174,621)	(1,063,145,017)	(1,063,145,017)	(712,443,441)	(712,443,441)
Net increase (decrease)	46,909,507	46,909,507	131,276,414	131,276,414	44,910,561	44,910,561
Liquidity Class Shares
Subscriptions	24,193,526	24,193,526	82,911,445	82,911,445	48,179,341	48,179,341
Distributions reinvested	385,248	385,248	547,937	547,937	102,116	102,116
Redemptions	(32,818,706)	(32,818,706)	(64,247,268)	(64,247,268)	(32,792,480)	(32,792,480)
Net increase (decrease)	(8,239,932)	(8,239,932)	19,212,114	19,212,114	15,488,977	15,488,977
Adviser Class Shares
Subscriptions	322,776,675	322,776,675	783,625,324	783,625,324	854,340,720	854,340,720
Distributions reinvested	4,131,003	4,131,003	11,192,485	11,192,485	4,907,876	4,907,876
Redemptions	(210,568,659)	(210,568,659)	(1,127,307,146)	(1,127,307,146)	(741,915,018)	(741,915,018)
Net increase (decrease)	116,339,019	116,339,019	(332,489,337)	(332,489,337)	117,333,578	117,333,578
Investor Class Shares
Subscriptions	243,902,688	243,902,688	960,188,582	960,188,582	589,966,471	589,966,471
Distributions reinvested	2,900,648	2,900,648	5,893,252	5,893,252	2,520,594	2,520,594
Redemptions	(267,150,659)	(267,150,659)	(984,465,009)	(984,465,009)	(717,700,716)	(717,700,716)
Net decrease	(20,347,323)	(20,347,323)	(18,383,175)	(18,383,175)	(125,213,651)	(125,213,651)
Market Class Shares
Subscriptions	—	—	10,000	10,000	—	—
Distributions reinvested	116	116	106	106	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	116	116	10,106	10,106	—	—
Daily Class Shares
Subscriptions	771,330,157	771,330,158	1,646,191,835	1,646,191,835	786,285,647	786,285,647
Distributions reinvested	15,345,670	15,345,670	19,552,897	19,552,897	4,446,805	4,446,805
Redemptions	(749,186,937)	(749,186,937)	(1,051,531,272)	(1,051,531,272)	(774,645,694)	(774,645,694)
Net increase	37,488,890	37,488,891	614,213,460	614,213,460	16,086,758	16,086,758
Class B Shares
Distributions reinvested	61	61	88	88	19	19
Redemptions	—	—	—	—	(50)	(50)
Net increase (decrease)	61	61	88	88	(31)	(31)

See Accompanying Notes to Financial Statements.

	Columbia New York Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(e)(f)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares
Subscriptions	71,451,527	71,451,527	128,827,751	128,826,858	16,827,375	16,827,375
Distributions reinvested	217,741	217,741	348,193	348,193	7,045	7,045
Redemptions	(51,908,982)	(51,908,982)	(107,223,214)	(107,223,214)	(15,844,527)	(15,844,527)
Net increase (decrease)	19,760,286	19,760,286	21,952,730	21,951,837	989,893	989,893
Trust Class Shares
Subscriptions	64,493,779	64,493,779	79,386,053	79,386,053	100,324,983	100,324,983
Distributions reinvested	7,049	7,049	688	688	—	—
Redemptions	(60,352,112)	(60,352,112)	(64,797,234)	(64,797,234)	(103,630,159)	(103,630,159)
Net increase (decrease)	4,148,716	4,148,716	14,589,507	14,589,507	(3,305,176)	(3,305,176)
Liquidity Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Adviser Class Shares
Subscriptions	7,965,609	7,965,609	9,320,916	9,320,916	—	—
Distributions reinvested	44,343	44,343	33,141	33,141	—	—
Redemptions	(6,577,068)	(6,577,068)	(6,091,622)	(6,091,622)	—	—
Net increase (decrease)	1,432,884	1,432,884	3,262,435	3,262,435	—	—
Investor Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—
Market Class Shares
Subscriptions	48,592,577	48,592,577	202,604,151	202,604,151	14,590,022	14,590,022
Distributions reinvested	427,128	427,128	807,825	807,825	89,212	89,212
Redemptions	(40,924,673)	(40,924,673)	(185,155,670)	(185,155,670)	(16,180,624)	(16,180,624)
Net increase (decrease)	8,095,032	8,095,032	18,256,306	18,256,306	(1,501,390)	(1,501,390)
Daily Class Shares
Subscriptions	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase	—	—	—	—	—	—
Class B Shares
Distributions reinvested	—	—	—	—	—	—
Redemptions	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

See Accompanying Notes to Financial Statements.

Schedules of Capital Stock Activity – Columbia Money Market Funds (continued)

	Columbia California Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(b)(c)		Year Ended March 31, 2005(d)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class C Shares
Redemptions	—	—	—	—	(199,337)	(199,337)
Net decrease	—	—	—	—	(199,337)	(199,337)
Institutional Class Shares
Subscriptions	751,239,528	751,239,528	1,716,776,122	1,716,776,122	450,676,369	450,676,369
Distributions reinvested	9,197,753	9,197,753	7,253,735	7,253,735	978,485	978,485
Redemptions	(732,451,073)	(732,451,073)	(1,147,092,251)	(1,147,092,251)	(494,590,060)	(494,590,060)
Net increase (decrease)	27,986,208	27,986,208	576,937,606	576,937,606	(42,935,206)	(42,935,206)
Retail A Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Distributions reinvested	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase	—	—	—	—	—	—
G-Trust Shares
Subscriptions	—	—	—	—	—	—
Proceeds received in connection with merger	—	—	—	—	—	—
Redemptions			—	—	—	—
Net increase (decrease)	—	—	—	—	—	—

(a) The Fund changed its fiscal year end from March 31 to August 31.

(b) On August 22, 2005, the Fund's Investor B and C Shares were redesignated Class B and C Shares, respectively.

(c) Market Class Shares commenced operations on October 25, 2005.

(d) Investor C Shares were fully redeemed on April 29, 2004.

(e) Retail A Shares of the Fund commenced operations on November 21, 2005.

(f) G-Trust Shares of the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

	Columbia New York Tax-Exempt Reserves
	Period April 1 through August 31, 2006(a)		Year Ended March 31, 2006(e)(f)		Year Ended March 31, 2005
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Class C Shares
Redemptions	—	—	—	—	—	—
Net decrease	—	—	—	—	—	—
Institutional Class Shares
Subscriptions	79,532,311	79,532,311	274,240,553	274,240,553	137,649,119	137,649,119
Distributions reinvested	2,228,992	2,228,992	2,621,114	2,621,114	727,587	727,587
Redemptions	(135,767,236)	(135,767,236)	(142,349,881)	(142,349,881)	(112,497,930)	(112,497,930)
Net increase (decrease)	(54,005,933)	(54,005,933)	134,511,786	134,511,786	25,878,776	25,878,776
Retail A Shares
Subscriptions	4,600	4,600	6,700	6,700	—	—
Proceeds received in connection with merger	—	—	4,984,141	4,984,141	—	—
Distributions reinvested	1,067	1,067	35,128	35,128	—	—
Redemptions	—	—	(4,951,960)	(4,951,960)	—	—
Net increase	5,667	5,667	74,009	74,009	—	—
G-Trust Shares
Subscriptions	17,550,789	17,550,789	9,547,333	9,547,333	—	—
Proceeds received in connection with merger	—	—	20,156,183	20,152,015	—	—
Redemptions	(17,666,472)	(17,666,472)	(12,034,805)	(12,034,805)	—	—
Net increase (decrease)	(115,683)	(115,683)	17,668,711	17,664,543	—	—

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0206		0.0356	0.0158	0.0100	0.0161		0.0320
Less Distributions Declared to Shareholders:
From net investment income	(0.0206)		(0.0356)	(0.0158)	(0.0100)	(0.0161)		(0.0320)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.08	%(c)	3.62%	1.59%	1.01%	1.63%		3.25%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income (d)	4.91	%(e)	3.58%	1.53%	1.01%	1.62%		2.92%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$16,908,924		$17,884,676	$18,286,171	$24,767,958	$33,084,072		$39,231,604

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0346	0.0148	0.0090	0.0151		0.0310
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0346)	(0.0148)	(0.0090)	(0.0151)		(0.0310)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.04	%(c)	3.52%	1.49%	0.91%	1.53%		3.14%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Net investment income (d)	4.83	%(e)	3.48%	1.47%	0.91%	1.52%		2.82%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$3,897,869		$3,711,063	$3,456,700	$4,080,552	$5,005,841		$2,686,258

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0200		0.0341	0.0143	0.0085	0.0146		0.0305
Less Distributions Declared to Shareholders:
From net investment income	(0.0200)		(0.0341)	(0.0143)	(0.0085)	(0.0146)		(0.0305)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.02	%(c)	3.46%	1.44%	0.86%	1.47%		3.09%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income (d)	4.77	%(e)	3.40%	1.39%	0.86%	1.47%		2.77%
Waiver/reimbursement	0.16	%(e)	0.17%	0.17%	0.64%	0.76%		0.77%
Net assets end of period (000's)	$1,249,962		$1,041,913	$1,206,319	$1,343,416	$1,572,140		$1,742,687

Adviser Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0196		0.0331	0.0133	0.0075	0.0136		0.0295
Less Distributions Declared to Shareholders:
From net investment income	(0.0196)		(0.0331)	(0.0133)	(0.0075)	(0.0136)		(0.0295)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.97	%(c)	3.36%	1.34%	0.76%	1.37%		2.99%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Net investment income (d)	4.68	%(e)	3.36%	1.33%	0.76%	1.37%		2.67%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$15,815,912		$14,216,339	$11,085,234	$12,093,316	$6,834,801		$7,873,470

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0192		0.0321	0.0123	0.0065	0.0126		0.0285
Less Distributions Declared to Shareholders:
From net investment income	(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0126)		(0.0285)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.93	%(c)	3.26%	1.23%	0.66%	1.27%		2.89%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income (d)	4.57	%(e)	3.18%	1.18%	0.66%	1.27%		2.57%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$1,406,932		$1,659,521	$1,814,403	$2,321,369	$3,621,418		$4,966,158

Market Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0187		0.0311	0.0113	0.0055	0.0116		0.0275
Less Distributions Declared to Shareholders:
From net investment income	(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0116)		(0.0275)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.89	%(c)	3.15%	1.13%	0.55%	1.17%		2.78%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.65%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%		0.65%
Net investment income (d)	4.50	%(e)	3.75%	0.90%	0.56%	1.17%		2.47%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$5,096		$2,989	$13	$32	$3,774,034		$3,844,641

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0181		0.0296	0.0098	0.0040	0.0102		0.0260
Less Distributions Declared to Shareholders:
From net investment income	(0.0181)		(0.0296)	(0.0098)	(0.0040)	(0.0102)		(0.0260)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.82	%(c)	3.00%	0.98%	0.40%	1.02%		2.63%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Net investment income (d)	4.32	%(e)	3.07%	1.00%	0.41%	1.02%		2.32%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$17,402,205		$16,936,455	$9,560,013	$8,746,651	$11,635,944		$14,018,697

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended October 30,		Year Ended March 31,
Service Class Shares	2003 (a)		2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0015		0.0061		0.0220
Less Distributions Declared to Shareholders:
From net investment income	(0.0015)		(0.0061)		(0.0220)
Net Asset Value, End of Period	$1.00		$1.00		$1.00
Total return (b)	0.15	%(c)	0.62%		2.22%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	(1.01	)%(e)	1.20%		1.20%
Interest expense	—		—	%(f)	—	%(f)
Total operating expenses (d)	(1.01	)%(e)	1.20%		1.20%
Net investment income (d)	0.20	%(e)	0.62%		1.92%
Waiver/reimbursement	2.28	%(e)	0.06%		0.07%
Net assets end of period (000's)	$—		$761,802		$1,037,281

(a)  Columbia Cash Reserves Service Class Shares were fully redeemed on October 30, 2003.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares (a)	2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0187		0.0311	0.0113	0.0055	0.0117
Less Distributions Declared to Shareholders:
From net investment income	(0.0187)		(0.0311)	(0.0113)	(0.0055)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	1.89	%(f)	3.15%	1.13%	0.56%	1.18	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (g)	0.65	%(h)	0.65%	0.65%	0.65%	0.65%
Interest expense	—		—	—	—	—	%(h)(i)
Total net expenses (g)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.49	%(h)	3.11%	1.10%	0.56%	1.17	%(h)
Waiver/reimbursement	0.06	%(h)	0.07%	0.07%	0.06%	0.06	%(h)
Net assets end of period (000's)	$315,859		$251,431	$256,503	$285,257	$378,382

(a)  On August 22, 2005, the Fund's Investor A Shares were redesignated Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Columbia Cash Reserves Class A Shares commenced operations on May 13, 2002.

(d)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Investor A Shares which were reorganized into Nations Cash Reserves Investor A Shares on May 10, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2006 (b)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0160		0.0246	0.0060	0.0025	0.0053		0.0210
Less Distributions Declared to Shareholders:
From net investment income	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)		(0.0210)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	1.61	%(d)	2.49%	0.60%	0.25%	0.54%		2.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30%	1.16%	0.97%	1.28%		1.30%
Interest expense	—		—	—	—	—	%(g)	—	%(g)
Total net expenses (e)	1.30	%(f)	1.30%	1.16%	0.97%	1.28%		1.30%
Net investment income (e)	3.83	%(f)	2.73%	0.56%	0.24%	0.54%		1.82%
Waiver/reimbursement	0.06	%(f)	0.07%	0.21%	0.39%	0.08%		0.07%
Net assets end of period (000's)	$56,906		$57,242	$22,076	$30,554	$54,493		$37,408

Class C Shares (a)

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0160		0.0246	0.0060	0.0025	0.0053		0.0210
Less Distributions Declared to Shareholders:
From net investment income	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0053)		(0.0210)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	1.61	%(d)	2.49%	0.60%	0.25%	0.54%		2.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30%	1.18%	0.98%	1.28%		1.30%
Interest expense	—		—	—	—	—	%(g)	—	%(g)
Total net expenses (e)	1.30	%(f)	1.30%	1.18%	0.98%	1.28%		1.30%
Net investment income (e)	3.87	%(f)	2.59%	0.55%	0.23%	0.54%		1.82%
Waiver/reimbursement	0.06	%(f)	0.07%	0.19%	0.38%	0.08%		0.07%
Net assets end of period (000's)	$5,752		$2,915	$1,543	$1,508	$4,811		$1,357

(a)  On August 22, 2005, the Fund's Investor B and C Shares were redesignated Class B and C Shares, respectively.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

Class Z Shares	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0206	0.0156
Less Distributions Declared to Shareholders:
From net investment income	(0.0206)	(0.0156)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	2.08%	1.57%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%
Net investment income (e)(f)	4.92%	4.29%
Waiver/reimbursement (f)	0.06%	0.07%
Net assets end of period (000's)	$729,504	$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Cash Reserves Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived by custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0205		0.0352	0.0154	0.0096	0.0158		0.0316
Less Distributions Declared to Shareholders:
From net investment income	(0.0205)		(0.0352)	(0.0154)	(0.0096)	(0.0158)		(0.0316)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.06	%(c)	3.58%	1.55%	0.97%	1.59%		3.21%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Interest expense	—		—	—	—	—	%(f)	—	%(f)
Total net expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Net investment income (d)	4.88	%(e)	3.55%	1.52%	0.97%	1.58%		2.88%
Waiver/reimbursement	0.06	%(e)	0.07%	0.07%	0.06%	0.06%		0.07%
Net assets end of period (000's)	$6,090,241		$5,988,544	$4,869,930	$5,350,799	$4,541,350		$3,257,737

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Cash Reserves (continued)

	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Marsico Shares	2006 (a)		2006	2005	2004	2003 (b)(c)
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0192		0.0321	0.0123	0.0065	0.0127
Less Distributions Declared to Shareholders:
From net investment income	(0.0192)		(0.0321)	(0.0123)	(0.0065)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)	1.93	%(e)	3.26%	1.23%	0.66%	1.28	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (f)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Interest expense	—		—	—	—	—	%(h)
Total net expenses (f)	0.55	%(g)	0.55%	0.55%	0.55%	0.55	%(g)
Net investment income (f)	4.58	%(g)	3.19%	1.19%	0.66%	1.27	%(g)
Waiver/reimbursement	0.06	%(g)	0.07%	0.07%	0.06%	0.06	%(g)
Net assets end of period (000's)	$11,232		$10,385	$11,005	$13,944	$20,755

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Cash Reserves Marsico Shares commenced operations on May 13, 2002.

(c)  The total returns for the period ended March 31, 2003 reflect the historical return information for the Nations Prime Fund Marsico Shares, which were reorganized into Nations Cash Reserves Marsico Shares on May 10, 2002.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  The benifs derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0207		0.0357	0.0157	0.0098	0.0155		0.0311
Less Distributions Declared to Shareholders:
From net investment income	(0.0207)		(0.0357)	(0.0157)	(0.0098)	(0.0155)		(0.0311)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.08	%(c)	3.63%	1.58%	0.98%	1.56%		3.16%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%		0.20%
Net investment income (d)	4.93	%(e)	3.60%	1.50%	0.98%	1.54%		2.85%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$6,625,010		$6,401,492	$7,148,040	$9,064,090	$10,092,837		$11,084,336

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0347	0.0147	0.0088	0.0145		0.0301
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0347)	(0.0147)	(0.0088)	(0.0145)		(0.0301)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.04	%(c)	3.52%	1.48%	0.88%	1.46%		3.05%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%		0.30%
Net investment income (d)	4.89	%(e)	3.71%	1.32%	0.88%	1.44%		2.75%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$20,085		$15,325	$10,933	$9,344	$60,342		$1,311,771

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0200		0.0342	0.0142	0.0083	0.0139		0.0296
Less Distributions Declared to Shareholders:
From net investment income	(0.0200)		(0.0342)	(0.0142)	(0.0083)	(0.0139)		(0.0296)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.02	%(c)	3.47%	1.42%	0.83%	1.41%		3.00%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income (d)	4.78	%(e)	3.56%	1.44%	0.83%	1.39%		2.70%
Waiver/reimbursement	0.16	%(e)	0.16%	0.17%	0.65%	0.76%		0.78%
Net assets end of period (000's)	$1,254,383		$1,214,883	$492,232	$437,371	$497,339		$566,000

Adviser Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0196		0.0332	0.0132	0.0073	0.0129		0.0286
Less Distributions Declared to Shareholders:
From net investment income	(0.0196)		(0.0332)	(0.0132)	(0.0073)	(0.0129)		(0.0286)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.98	%(c)	3.37%	1.32%	0.73%	1.31%		2.90%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%		0.45%
Net investment income (d)	4.69	%(e)	3.47%	1.34%	0.73%	1.29%		2.60%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$5,666,480		$4,730,117	$1,740,828	$1,791,613	$640,364		$967,747

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0192		0.0322	0.0122	0.0063	0.0119		0.0276
Less Distributions Declared to Shareholders:
From net investment income	(0.0192)		(0.0322)	(0.0122)	(0.0063)	(0.0119)		(0.0276)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.93	%(c)	3.27%	1.22%	0.63%	1.21%		2.80%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income (d)	4.56	%(e)	3.26%	1.20%	0.63%	1.19%		2.50%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$80,137		$107,221	$85,981	$89,996	$61,153		$44,170

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2006 (a)		2006 (b)		2003 (b)		2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0188		0.0160		0.0028		0.0109		0.0266
Less Distributions Declared to Shareholders:
From net investment income	(0.0188)		(0.0160)		(0.0028)		(0.0109)		(0.0266)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)	1.89	%(d)	1.62	%(d)	0.28	%(d)	1.11%		2.69%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%		0.65%
Interest expense	—		—		—		—	%(g)	—
Total net expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%		0.65%
Net investment income (e)	4.49	%(f)	3.77	%(f)	0.53	%(f)	1.09%		2.40%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.07	%(f)	0.06%		0.08%
Net assets end of period (000's)	$367		$318		$—		$1,235,160		$1,422,125

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Money Market Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0181		0.0297	0.0097	0.0038	0.0095		0.0251
Less Distributions Declared to Shareholders:
From net investment income	(0.0181)		(0.0297)	(0.0097)	(0.0038)	(0.0095)		(0.0251)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	1.83	%(c)	3.01%	0.97%	0.38%	0.95%		2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%		0.80%
Net investment income (d)	4.33	%(e)	3.08%	0.95%	0.38%	0.94%		2.25%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$3,536		$3,795	$3,588	$3,778	$4,756		$4,501

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended March 15,		Year Ended March 31,
Service Class Shares	2006 (a)		2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0263		0.0080	0.0025	0.0056		0.0211
Less Distributions Declared to Shareholders:
From net investment income	(0.0263)		(0.0080)	(0.0025)	(0.0056)		(0.0211)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (b)	2.66	%(c)(d)	0.80%	0.25%	0.56%		2.13%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.00	%(f)	0.95%	0.95%	1.19%		1.20%
Interest expense	—		—	—	—	%(g)	—
Total net expenses (e)	1.00	%(f)	0.95%	0.95%	1.19%		1.20%
Net investment income (e)	2.91	%(f)	0.53%	0.23%	0.55%		1.85%
Waiver/reimbursement	0.06	%(f)	0.12%	0.27%	0.07%		0.08%
Net assets end of period (000's)	$—		$1,762	$75,965	$118,713		$139,024

(a)  Columbia Money Market Reserves Service Class Shares were fully redeemed on March 15, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Performance includes return from August 31, 2005 to September 6, 2005 during which period Service Class Shares were fully redeemed.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2006 (b)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0160		0.0247	0.0060	0.0025	0.0049		0.0201
Less Distributions Declared to Shareholders:
From net investment income	(0.0160)		(0.0247)	(0.0060)	(0.0025)	(0.0049)		(0.0201)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	1.62	%(d)	2.50%	0.60%	0.25%	0.49%		2.03%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30%	1.16%	0.94%	1.26%		1.30%
Interest expense	—		—	—	—	—	%(g)	—
Total net expenses (e)	1.30	%(f)	1.30%	1.16%	0.94%	1.26%		1.30%
Net investment income (e)	3.84	%(f)	2.41%	0.56%	0.24%	0.48%		1.75%
Waiver/reimbursement	0.06	%(f)	0.06%	0.21%	0.42%	0.10%		0.08%
Net assets end of period (000's)	$5,126		$4,625	$6,470	$8,955	$15,512		$9,407

Class C Shares (a)

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0160		0.0246	0.0060	0.0025	0.0049		0.0201
Less Distributions Declared to Shareholders:
From net investment income	(0.0160)		(0.0246)	(0.0060)	(0.0025)	(0.0049)		(0.0201)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)	1.62	%(d)	2.49%	0.60%	0.25%	0.49%		2.03%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (e)	1.30	%(f)	1.30%	1.13%	0.93%	1.27%		1.30%
Interest expense	—		—	—	—	—	%(g)	—
Total net expenses (e)	1.30	%(f)	1.30%	1.13%	0.93%	1.27%		1.30%
Net investment income (e)	3.94	%(f)	2.27%	0.49%	0.25%	0.47%		1.75%
Waiver/reimbursement	0.06	%(f)	0.06%	0.24%	0.43%	0.09%		0.08%
Net assets end of period (000's)	$918		$128	$988	$754	$1,072		$408

(a)  On August 22, 2005, the Fund's Investor B and C Shares were redesignated Class B and C Shares, respectively.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

(g)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006	2005	2004	2003		2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0205		0.0353	0.0153	0.0094	0.0151		0.0307
Less Distributions Declared to Shareholders:
From net investment income	(0.0205)		(0.0353)	(0.0153)	(0.0094)	(0.0151)		(0.0307)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (b)	2.07	%(c)	3.59%	1.54%	0.94%	1.52%		3.12%
Ratios to Average Net Assets/ Supplemental Data:
Net operating expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Interest expense	—		—	—	—	—	%(f)	—
Total net expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%		0.24%
Net investment income (d)	4.90	%(e)	3.59%	1.59%	0.94%	1.50%		2.81%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%		0.08%
Net assets end of period (000's)	$2,691,468		$2,361,622	$1,915,745	$937,474	$721,023		$535,650

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

(f)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Money Market Reserves (continued)

Retail A Shares	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0204	0.0149
Less Distributions Declared to Shareholders:
From net investment income	(0.0204)	(0.0149)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	2.05%	1.50%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.27%	0.27%
Net investment income (e)(f)	4.85%	4.15%
Waiver/reimbursement (f)	0.06%	0.06%
Net assets end of period (000's)	$101,776	$110,828

G-Trust Shares

Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0207	0.0152
Less Distributions Declared to Shareholders:
From net investment income	(0.0207)	(0.0152)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	2.08%	1.53	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%
Net investment income (e)(f)	4.93%	4.22%
Waiver/reimbursement (f)	0.06%	0.06%
Net assets end of period (000's)	$730,240	$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Money Market Reserves Retail A and G-Trust Shares commenced operations on Novemeber 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0345	0.0144	0.0093	0.0150	0.0302
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0345)	(0.0144)	(0.0093)	(0.0150)	(0.0302)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.04	%(c)	3.50	1.45	0.94	1.51	3.06
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (d)	4.83	%(e)	3.51%	1.41%	0.94%	1.52%	2.81%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$2,254,712		$2,283,858	$1,570,292	$2,120,480	$2,560,626	$3,715,126

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0198		0.0335	0.0134	0.0083	0.0140	0.0292
Less Distributions Declared to Shareholders:
From net investment income	(0.0198)		(0.0335)	(0.0134)	(0.0083)	(0.0140)	(0.0292)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.00	%(c)	3.40	1.35	0.84	1.41	2.96
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (d)	4.74	%(e)	3.35%	1.31%	0.84%	1.42%	2.71%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$753,036		$658,693	$656,083	$808,567	$908,826	$399,582

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0196		0.0330	0.0129	0.0078	0.0136	0.0287
Less Distributions Declared to Shareholders:
From net investment income	(0.0196)		(0.0330)	(0.0129)	(0.0078)	(0.0136)	(0.0287)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.98	%(c)	3.35%	1.30%	0.79%	1.36%	2.90%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (d)	4.68	%(e)	3.31%	1.32%	0.79%	1.37%	2.66%
Waiver/reimbursement	0.16	%(e)	0.16%	0.17%	0.68%	0.81%	0.82%
Net assets end of period (000's)	$463,198		$428,929	$413,480	$347,723	$384,984	$370,139

Adviser Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0192		0.0320	0.0119	0.0068	0.0126	0.0277
Less Distributions Declared to Shareholders:
From net investment income	(0.0192)		(0.0320)	(0.0119)	(0.0068)	(0.0126)	(0.0277)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.93	%(c)	3.24%	1.20%	0.68%	1.26%	2.80%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (d)	4.58	%(e)	3.30%	1.20%	0.69%	1.27%	2.56%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$7,525,633		$7,418,032	$4,608,621	$4,019,140	$2,723,279	$2,568,691

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0188		0.0310	0.0109	0.0058	0.0116	0.0267
Less Distributions Declared to Shareholders:
From net investment income	(0.0188)		(0.0310)	(0.0109)	(0.0058)	(0.0116)	(0.0267)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.89	%(c)	3.14%	1.10%	0.58%	1.16%	2.70%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	4.49	%(e)	3.05%	1.02%	0.59%	1.17%	2.46%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$180,073		$230,999	$368,396	$450,784	$673,332	$688,990

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0183		0.0155		0.0027		0.0106	0.0257
Less Distributions Declared to Shareholders:
From net investment income	(0.0183)		(0.0155)		(0.0027)		(0.0106)	(0.0257)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	1.84	%(d)	1.56	%(d)	0.27	%(d)	1.06%	2.60%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Net investment income (e)	4.36	%(f)	3.61	%(f)	0.49	%(f)	1.07%	2.36%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.07	%(f)	0.06%	0.07%
Net assets end of period (000's)	$11		$10		$—		$1,334,965	$1,381,945

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Treasury Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0177		0.0285	0.0085	0.0033	0.0090	0.0242
Less Distributions Declared to Shareholders:
From net investment income	(0.0177)		(0.0285)	(0.0085)	(0.0033)	(0.0090)	(0.0242)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.79	%(c)	2.88	0.85	0.33	0.91	2.44
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (d)	4.24	%(e)	3.06%	0.83%	0.34%	0.92%	2.21%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$648,576		$710,078	$256,064	$291,341	$1,159,050	$1,301,678

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended October 30,		Year Ended March 31,
Service Class Shares	2003 (a)		2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0015		0.0051	0.0202
Less Distributions Declared to Shareholders:
From net investment income	(0.0015)		(0.0051)	(0.0202)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (b)	0.15	%(c)	0.52	2.04
Ratios to Average Net Assets/Supplemental Data:
Expenses (d)	0.95	%(e)	1.19%	1.20%
Net investment income (d)	0.19	%(e)	0.53%	1.81%
Waiver/reimbursement	0.31	%(e)	0.07%	0.07%
Net assets end of period (000's)	$—		$292,215	$330,420

(a)  Columbia Treasury Reserves Service Class Shares were fully redeemed on October 30, 2003.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares (a)	2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0184		0.0300	0.0099	0.0048	0.0107
Less Distributions Declared to Shareholders:
From net investment income	(0.0184)		(0.0300)	(0.0099)	(0.0048)	(0.0107)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	1.85	%(f)	3.04%	1.00%	0.48%	1.07	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.39	%(h)	3.05%	0.95%	0.49%	1.07	%(h)
Waiver/reimbursement	0.06	%(h)	0.06%	0.07%	0.06%	0.06	%(h)
Net assets end of period (000's)	$593,733		$707,503	$632,569	$702,673	$850,729

(a)  On August 22, 2005, the Fund's Investor A Shares were redesignated Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  The total return for the period ended March 31, 2003 reflect the historical return information for the Nations Treasury Fund Class A Shares, which were reorganized into Nations Treasury Reserves Class A Shares on May 10, 2002.

(d)  Columbia Treasury Reserves Class A Shares commenced operations on May 13, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2006 (b)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0156		0.0235	0.0051	0.0025	0.0047	0.0192
Less Distributions Declared to Shareholders:
From net investment income	(0.0156)		(0.0235)	(0.0051)	(0.0025)	(0.0047)	(0.0192)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	1.57	%(d)	2.37%	0.51%	0.25%	0.47%	1.93%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	1.30	%(f)	1.30%	1.12%	0.90%	1.22%	1.30%
Net investment income (e)	3.74	%(f)	2.37%	0.47%	0.24%	0.50%	1.71%
Waiver/reimbursement	0.06	%(f)	0.06%	0.25%	0.46%	0.14%	0.07%
Net assets end of period (000's)	$312		$267	$238	$359	$535	$180

(a)  On August 22, 2005, the Fund's Investor B Shares were redesignated Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

Class C Shares (a)	Period Ended July 23, 2003 (b)	Period Ended March 31, 2003 (c)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0008	0.0017
Less Distributions Declared to Shareholders:
From net investment income	(0.0008)	(0.0017)
Net Asset Value, End of Period	$1.00	$1.00
Total return (d)(e)	0.08%	0.15%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)(g)	1.05%	1.26%
Net investment income (f)(g)	0.09%	0.46%
Waiver/reimbursement (g)	0.32%	0.10%
Net assets end of period (000's)	$—	$5

(a)  On August 22, 2005, the Fund's Investor C Shares were redesignated Class C Shares.

(b)  Columbia Treasury Reserves Class C Shares were fully redeemed on July 23, 2003.

(c)  Columbia Treasury Reserves Class C Shares commenced operations on July 16, 2002.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Treasury Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0201		0.0341	0.0140	0.0089	0.0146	0.0298
Less Distributions Declared to Shareholders:
From net investment income	(0.0201)		(0.0341)	(0.0140)	(0.0089)	(0.0146)	(0.0298)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.02	%(c)	3.46%	1.41%	0.90%	1.47%	3.02%
Ratios to Average Net Assets/Supplemental Data:
Expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income (d)	4.81	%(e)	3.51%	1.42%	0.90%	1.48%	2.77%
Waiver/reimbursement	0.06	%(e)	0.06%	0.07%	0.06%	0.06%	0.07%
Net assets end of period (000's)	$1,313,381		$1,036,381	$439,022	$498,188	$538,719	$383,265

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0204		0.0348	0.0152	0.0095	0.0151	0.0303
Less Distributions Declared to Shareholders:
From net investment income	(0.0204)		(0.0348)	(0.0152)	(0.0095)	(0.0151)	(0.0303)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.06	%(c)	3.53%	1.53%	0.96%	1.52%	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (d)	4.89	%(e)	3.50%	1.51%	0.96%	1.48%	2.70%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000's)	$1,671,184		$1,306,727	$1,132,047	$1,289,052	$1,772,133	$1,818,554

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0200		0.0338	0.0142	0.0085	0.0141	0.0293
Less Distributions Declared to Shareholders:
From net investment income	(0.0200)		(0.0338)	(0.0142)	(0.0085)	(0.0141)	(0.0293)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.01	%(c)	3.43%	1.43%	0.86%	1.42%	2.97%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (d)	4.76	%(e)	3.44%	1.50%	0.86%	1.38%	2.60%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000's)	$300,750		$387,210	$250,281	$292,272	$380,478	$289,252

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0198		0.0333	0.0137	0.0080	0.0136	0.0286
Less Distributions Declared to Shareholders:
From net investment income	(0.0198)		(0.0333)	(0.0137)	(0.0080)	(0.0136)	(0.0286)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.99	%(c)	3.38%	1.38%	0.81%	1.37%	2.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (d)	4.73	%(e)	3.40%	1.41%	0.81%	1.33%	2.55%
Waiver/reimbursement	0.17	%(e)	0.17%	0.17%	0.64%	0.77%	0.78%
Net assets end of period (000's)	$890,545		$687,275	$410,737	$300,885	$175,562	$164,296

Adviser Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0194		0.0323	0.0127	0.0070	0.0126	0.0278
Less Distributions Declared to Shareholders:
From net investment income	(0.0194)		(0.0323)	(0.0127)	(0.0070)	(0.0126)	(0.0278)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.95	%(c)	3.28%	1.28%	0.70%	1.27%	2.81%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (d)	4.64	%(e)	3.28%	1.23%	0.71%	1.23%	2.45%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000's)	$1,119,732		$1,026,932	$804,271	$1,104,735	$586,412	$794,855

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0189		0.0313	0.0117	0.0060	0.0116	0.0268
Less Distributions Declared to Shareholders:
From net investment income	(0.0189)		(0.0313)	(0.0117)	(0.0060)	(0.0116)	(0.0268)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.91	%(c)	3.17%	1.18%	0.60%	1.17%	2.71%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (d)	4.51	%(e)	3.11%	1.10%	0.61%	1.13%	2.35%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000)	$373,641		$364,023	$460,841	$792,634	$578,548	$1,001,552

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0186		0.0164		0.0028		0.0106	0.0258
Less Distributions Declared to Shareholders:
From net investment income	(0.0186)		(0.0164)		(0.0028)		(0.0106)	(0.0258)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	1.87	%(d)	1.65	%(d)	0.28	%(d)	1.07%	2.61%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65%	0.65%
Net investment income (e)	4.42	%(f)	3.83	%(f)	0.51	%(f)	1.08%	2.25%
Waiver/reimbursement	0.07	%(f)	0.07	%(f)	0.07	%(f)	0.07%	0.08%
Net assets end of period (000)	$27		$33		$—		$502,090	$561,082

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Government Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0179		0.0288	0.0092	0.0035	0.0091	0.0243
Less Distributions Declared to Shareholders:
From net investment income	(0.0179)		(0.0288)	(0.0092)	(0.0035)	(0.0091)	(0.0243)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	1.80	%(c)	2.92%	0.93%	0.35%	0.92%	2.45%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.80	%(e)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (d)	4.26	%(e)	3.06%	0.94%	0.36%	0.88%	2.10%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000's)	$540,518		$591,846	$304,322	$352,046	$312,836	$317,287

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended September 25,		Year Ended March 31,
Service Class Shares	2003 (a)		2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0012		0.0052	0.0203
Less Distributions Declared to Shareholders:
From net investment income	(0.0012)		(0.0052)	(0.0203)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (b)	0.12	%(c)	0.52%	2.05%
Ratios to Average Net Assets/Supplemental Data:
Expenses (d)	0.97	%(e)	1.19%	1.20%
Net investment income (d)	0.19	%(e)	0.49%	1.70%
Waiver/reimbursement	0.30	%(e)	0.08%	0.08%
Net assets end of period (000's)	$—		$36,006	$36,505

(a)  Columbia Government Reserves Service Class Shares were fully redeemed on September 25, 2003.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Class A Shares (a)	2006 (b)		2006	2005	2004	2003 (c)(d)
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0185		0.0303	0.0107	0.0050	0.0108
Less Distributions Declared to Shareholders:
From net investment income	(0.0185)		(0.0303)	(0.0107)	(0.0050)	(0.0108)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)	1.86	%(f)	3.07%	1.08%	0.50%	1.08	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses (g)	0.65	%(h)	0.65%	0.65%	0.65%	0.65	%(h)
Net investment income (g)	4.44	%(h)	2.98%	1.13%	0.51%	1.03	%(h)
Waiver/reimbursement	0.07	%(h)	0.07%	0.07%	0.06%	0.07	%(h)
Net assets end of period (000's)	$24,002		$16,903	$31,654	$11,263	$6,069

(a)  On August 22, 2005, the Fund's Investor A Shares were redesignated Class A Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Columbia Government Reserves Service Class A commenced operations on May 13, 2002.

(d)  The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Class A Shares, which were reorganized into Nations Government Reserves Class A Shares on May 10, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Class B Shares (a)	2006 (b)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0158		0.0238	0.0056	0.0025	0.0045	0.0193
Less Distributions Declared to Shareholders:
From net investment income	(0.0158)		(0.0238)	(0.0056)	(0.0025)	(0.0045)	(0.0193)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (c)	1.59	%(d)	2.40%	0.57%	0.25%	0.45%	1.94%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (e)	1.30	%(f)	1.30%	1.15%	0.92%	1.26%	1.30%
Net investment income (e)	3.78	%(f)	2.27%	0.55%	0.24%	0.42%	1.60%
Waiver/reimbursement	0.07	%(f)	0.07%	0.22%	0.44%	0.11%	0.08%
Net assets end of period (000's)	$300		$236	$704	$917	$1,804	$2,105

(a)  On August 22, 2005, the Fund's Investor B Shares were redesignated Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

Class C Shares (a)	Period Ended January 06, 2003 (b)		Year Ended March 31, 2002
Net Asset Value Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0037		0.0193
Less Distributions Declared to Shareholders:
From net investment income	(0.0037)		(0.0193)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)	0.37	%(d)	1.95%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	1.30	%(f)	1.30%
Net investment income (e)	0.57	%(f)	1.60%
Waiver/reimbursement	0.07	%(f)	0.08%
Net assets end of period (000's)	$—		$982

(a)  On August 22, 2005, the Fund's Investor C Shares were redesignated Class C Shares.

(b)  Columbia Government Reserves Class C Shares were fully redeemed on January 6, 2003.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006	2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0202		0.0344	0.0148	0.0091	0.0147	0.0299
Less Distributions Declared to Shareholders:
From net investment income	(0.0202)		(0.0344)	(0.0148)	(0.0091)	(0.0147)	(0.0299)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)	2.04	%(c)	3.49%	1.49%	0.92%	1.48%	3.03%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (d)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income (d)	4.82	%(e)	3.56%	1.45%	0.92%	1.44%	2.66%
Waiver/reimbursement	0.07	%(e)	0.07%	0.07%	0.06%	0.07%	0.08%
Net assets end of period (000's)	$193,420		$186,164	$186,374	$438,059	$81,814	$86,551

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  The benefits derived from custody credits had an impact of less than 0.01%.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Government Reserves (continued)

Retail A Shares	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0200	0.0146
Less Distributions Declared to Shareholders:
From net investment income	(0.0200)	(0.0146)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	2.02%	1.47%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.29%	0.29%
Net investment income (e)(f)	4.77%	4.06%
Waiver/reimbursement (f)	0.07%	0.07%
Net assets end of period (000's)	$63,573	$68,003

G-Trust Shares

Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0204	0.0149
Less Distributions Declared to Shareholders:
From net investment income	(0.0204)	(0.0149)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	2.06%	1.50%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%
Net investment income (e)(f)	4.88%	4.14%
Waiver/reimbursement (f)	0.07%	0.07%
Net assets end of period (000's)	$261,651	$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Government Reserves Retail A and G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0143		0.0256		0.0128	0.0089	0.0127	0.0215
Less Distributions Declared to Shareholders:
From net investment income	(0.0143)		(0.0256)		(0.0128)	(0.0089)	(0.0127)	(0.0215)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.44	%(c)	2.59%		1.28%	0.90%	1.28%	2.18%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(d)(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%
Net investment income	3.43	%(d)(e)	2.60	%(e)	1.33%	0.88%	1.23%	2.03%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets end of period (000's)	$5,245,065		$3,537,820		$3,338,133	$1,988,042	$1,379,684	$456,528

Trust Class Shares

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0246		0.0118	0.0079	0.0117	0.0205
Less Distributions Declared to Shareholders:
From net investment income	(0.0139)		(0.0246)		(0.0118)	(0.0079)	(0.0117)	(0.0205)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.40	%(c)	2.49%		1.18%	0.80%	1.18%	2.07%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.31	%(d)(e)	2.49	%(e)	1.16%	0.78%	1.13%	1.93%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets end of period (000's)	$551,810		$520,422		$407,159	$477,139	$505,903	$491,711

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0137		0.0241		0.0113	0.0074	0.0113	0.0200
Less Distributions Declared to Shareholders:
From net investment income	(0.0137)		(0.0241)		(0.0113)	(0.0074)	(0.0113)	(0.0200)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.38	%(c)	2.43%		1.13%	0.74%	1.13%	2.02%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(d)(e)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%
Net investment income	3.27	%(d)(e)	2.39	%(e)	1.17%	0.73%	1.08%	1.88%
Waiver/reimbursement	0.16	%(d)	0.16%		0.18%	0.61%	0.78%	0.80%
Net assets end of period (000's)	$339,422		$315,658		$345,842	$149,812	$120,637	$45,728

Adviser Class Shares

Net asset value beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0133		0.0231		0.0103	0.0064	0.0103	0.0190
Less Distributions Declared to Shareholders:
From net investment income	(0.0133)		(0.0231)		(0.0103)	(0.0064)	(0.0103)	(0.0190)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.33	%(c)	2.33%		1.03%	0.64%	1.03%	1.92%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(d)(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%
Net investment income	3.16	%(d)(e)	2.33	%(e)	1.01%	0.63%	0.98%	1.78%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets end of period (000's)	$661,680		$527,961		$474,653	$506,550	$284,866	$158,556

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0129		0.0221		0.0093	0.0054	0.0093	0.0180
Less Distributions Declared to Shareholders:
From net investment income	(0.0129)		(0.0221)		(0.0093)	(0.0054)	(0.0093)	(0.0180)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.29	%(c)	2.23%		0.93%	0.54%	0.93%	1.82%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	3.07	%(d)(e)	2.19	%(e)	0.88%	0.53%	0.88%	1.68%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets end of period (000's)	$74,219		$66,136		$84,348	$147,189	$89,289	$48,022

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Period Ended March 31,		Period Ended September 25,		Year Ended March 31,
Market Class Shares	2006 (a)		2006 (b)		2003 (b)		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0123		0.0104		0.0023		0.0083	0.0170
Less Distributions Declared to Shareholders:
From net investment income	(0.0123)		(0.0104)		(0.0023)		(0.0083)	(0.0170)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)	1.24	%(d)	1.04	%(d)	0.23	%(d)	0.83%	1.72%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(e)(f)	0.65	%(e)(f)	0.65	%(e)	0.65%	0.65%
Net investment income	2.94	%(e)(f)	2.38	%(e)(f)	0.43	%(e)	0.78%	1.58%
Waiver/reimbursement	0.06	%(e)	0.06	%(e)	0.08	%(e)	0.08%	0.10%
Net assets end of period (000's)	$23		$11		$—		$150,014	$223,008

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Municipal Reserves Market Class Shares were fully redeemed on September 25, 2003 and re-commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0118		0.0196		0.0068	0.0031	0.0067	0.0155
Less Distributions Declared to Shareholders:
From net investment income	(0.0118)		(0.0196)		(0.0068)	(0.0031)	(0.0067)	(0.0155)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.19	%(c)	1.97%		0.68%	0.31%	0.68%	1.56%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(e)	0.80%	0.78%	0.80%	0.80%
Net investment income	2.81	%(d)(e)	2.02	%(e)	0.67%	0.30%	0.63%	1.43%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.09%	0.08%	0.10%
Net assets end of period (000's)	$1,433,097		$1,368,604		$591,206	$605,118	$526,658	$637,172

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended September 25,		Year Ended March 31,
Service Class Shares	2003 (a)		2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0012		0.0052	0.0123
Less Distributions Declared to Shareholders:
From net investment income	(0.0012)		(0.0052)	(0.0123)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (b)	0.12	%(c)	0.52%	1.24%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.91	%(d)	0.96%	1.16%
Net investment income	0.17	%(d)	0.47%	1.03%
Waiver/reimbursement	0.36	%(d)	0.32%	0.14%
Net assets end of period (000's)	$—		$14,001	$15,001

(a)  Columbia Municipal Reserves Service Class Shares were fully redeemed on September 25, 2003.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Period Ended March 31,		Period Ended October 12,		Year Ended March 31,
Class B Shares (a)	2006 (b)		2006 (c)		2005 (c)		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0097		0.0066		0.0063		0.0032	0.0019	0.0045	0.0113
Less Distributions Declared to Shareholders:
From net investment income	(0.0097)		(0.0066)		(0.0063)		(0.0032)	(0.0019)	(0.0045)	(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)	0.97	%(e)	0.67	%(e)	0.64	%(e)	0.32%	0.19%	0.45%	1.14%
Ratios to Average Net Assets/Supplemental Data:
Expenses	1.30	%(f)(g)	1.30	%(f)(g)	1.30	%(f)(g)	1.11%	0.90%	1.03%	1.22%
Net investment income	2.28	%(f)(g)	1.65	%(f)(g)	1.21	%(f)(g)	0.31%	0.18%	0.40%	0.93%
Waiver/reimbursement	0.06	%(f)	0.06	%(f)	0.06	%(f)	0.27%	0.48%	0.35%	0.18%
Net assets end of period (000's)	$65		$132		—		$46	$47	$59	$71

(a)  On August 22, 2005, the Fund's Investor B Shares were redesignated Class B Shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(c)  Columbia Municipal Reserves Class B Shares were fully redeemed on October 12, 2005 and re-commenced operations on Novermber 21, 2005.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

(g)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended February 3,		Year Ended March 31,		Period Ended March 31,
Class C Shares (a)	2005 (b)		2004	2003	2002 (c)
Net Asset Value Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0022		0.0019	0.0044	0.0000	(d)
Less Distributions Declared to Shareholders:
From net investment income	(0.0022)		(0.0019)	(0.0044)	(0.0000	)(d)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (e)	0.22	%(f)	0.19%	0.45%	0.00	%(f)(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	1.04	%(g)	0.90%	1.01%	1.30	%(g)
Net investment income	0.21	%(g)	0.18%	0.42%	0.93	%(g)
Waiver/reimbursement	0.34	%(g)	0.47%	0.37%	0.10	%(g)
Net assets end of period (000's)	$—		$2,503	$2,525	$95

(a)  On August 22, 2005, the Fund's Investor C Shares were redesignated C Shares.

(b)  Columbia Municipal Reserves Class C Shares were fully redeemed on February 3, 2005.

(c)  Columbia Municipal Reserves Class C Shares commenced operations on March 28, 2002.

(d)  Amount represents less than $0.0001 or 0.01%, as applicable.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

Class Z Shares	Period ended August 31, 2006 (a)	Period ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0143	0.0109
Less Distributions Declared to Shareholders:
From net investment income	(0.0143)	(0.0109)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	1.44%	1.09%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%
Net investment income (e)(f)	3.42%	2.96%
Waiver/reimbursement (e)	0.06%	0.06%
Net assets end of period (000's)	$51,606	$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Municipal Reserves Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Municipal Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0142		0.0252		0.0124	0.0085	0.0123	0.0163
Less Distributions Declared to Shareholders:
From net investment income	(0.0142)		(0.0252)		(0.0124)	(0.0085)	(0.0123)	(0.0163)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.42	%(c)	2.55%		1.24%	0.86%	1.24%	1.64%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.24	%(d)(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%
Net investment income	3.38	%(d)(e)	2.49	%(e)	1.33%	0.84%	1.19%	1.99%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.08%	0.10%
Net assets end of period (000's)	$783,898		$578,505		$871,984	$479,770	$204,206	$85,432

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves

	Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Capital Class Shares	2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0141		0.0251		0.0125	0.0086	0.0095
Less Distributions Declared to Shareholders:
From net investment income	(0.0141)		(0.0251)		(0.0125)	(0.0086)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.42	%(d)	2.54%		1.26%	0.87%	0.96	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(e)(f)	0.20	%(f)	0.20%	0.20%	0.20	%(e)
Net investment income	3.38	%(e)(f)	2.58	%(f)	1.31%	0.84%	1.13	%(e)
Waiver/reimbursement	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets end of period (000's)	$1,688,338		$975,386		$1,049,210	$542,057	$275,095

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Tax-Exempt Reserves Capital Class Shares commenced operations on June 13, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0137		0.0241		0.0115	0.0076	0.0113	0.0204
Less Distributions Declared to Shareholders:
From net investment income	(0.0137)		(0.0241)		(0.0115)	(0.0076)	(0.0113)	(0.0204)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.38	%(c)	2.44%		1.15%	0.76%	1.14%	2.06%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.27	%(d)(e)	2.43	%(e)	1.15%	0.74%	1.03%	2.00%
Waiver/reimbursement	0.07	%(d)	0.07%		0.08%	0.07%	0.08%	0.03%
Net assets end of period (000's)	$2,684,441		$2,475,660		$2,052,864	$2,028,564	$2,411,508	$2,606,052

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Liquidity Class Shares	2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0135		0.0236		0.0110	0.0071	0.0059
Less Distributions Declared to Shareholders:
From net investment income	(0.0135)		(0.0236)		(0.0110)	(0.0071)	(0.0059)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.36	%(d)	2.39%		1.10%	0.71%	0.59	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35	%(e)
Net investment income	3.25	%(e)(f)	2.32	%(f)	0.92%	0.69%	0.98	%(e)
Waiver/reimbursement	0.17	%(e)	0.17%		0.18%	0.64%	0.78	%(e)
Net assets end of period (000's)	$20,549		$5,292		$3,392	$5,792	$1,918

Adviser Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0131		0.0226		0.0100	0.0061	0.0060
Less Distributions Declared to Shareholders:
From net investment income	(0.0131)		(0.0226)		(0.0100)	(0.0061)	(0.0060)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return(c)	1.31	%(d)	2.28%		1.00%	0.61%	0.60	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.45	%(e)(f)	0.45	%(f)	0.45%	0.45%	0.45	%(e)
Net investment income	3.13	%(e)(f)	2.29	%(f)	0.98%	0.59%	0.88	%(e)
Waiver/reimbursement	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets end of period (000's)	$75,079		$20,757		$11,183	$10,264	$9,661

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Tax-Exempt Reserves Liquidity Class and Adviser Class Shares commenced operations on September 3, 2002 and August 9, 2002, respectively.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0126		0.0216		0.0090	0.0051	0.0089	0.0179
Less Distributions Declared to Shareholders:
From net investment income	(0.0126)		(0.0216)		(0.0090)	(0.0051)	(0.0089)	(0.0179)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.27	%(c)	2.18%		0.90%	0.51%	0.89%	1.81%
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	2.99	%(d)(e)	2.12	%(e)	0.82%	0.49%	0.78%	1.75%
Waiver/reimbursement	0.07	%(d)	0.07%		0.08%	0.07%	0.08%	0.13%
Net assets end of period (000's)	$7,376		$7,567		$11,280	$22,071	$138,285	$210,389

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0116		0.0191		0.0065	0.0028	0.0063	0.0154
Less Distributions Declared to Shareholders:
From net investment income	(0.0116)		(0.0191)		(0.0065)	(0.0028)	(0.0063)	(0.0154)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.16	%(c)	1.93%		0.65%	0.28%	0.64%	1.55%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(e)	0.80%	0.78%	0.80%	0.80%
Net investment income	2.76	%(d)(e)	1.88	%(e)	0.63%	0.26%	0.53%	1.50%
Waiver/reimbursement	0.07	%(d)	0.07%		0.08%	0.11%	0.08%	0.23%
Net assets end of period (000's)	$26,833		$28,871		$36,441	$49,784	$64,516	$96,175

Class A Shares (f)

Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0122		0.0206		0.0080	0.0041	0.0079	0.0169
Less Distributions Declared to Shareholders:
From net investment income	(0.0122)		(0.0206)		(0.0080)	(0.0041)	(0.0079)	(0.0169)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.23	%(c)	2.08%		0.80%	0.41%	0.79%	1.70%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(d)(e)	0.65	%(e)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.91	%(d)(e)	2.06	%(e)	0.75%	0.39%	0.68%	1.65%
Waiver/reimbursement	0.07	%(d)	0.07%		0.08%	0.07%	0.08%	0.03%
Net assets end of period (000's)	$17,859		$25,572		$28,934	$50,803	$87,141	$80,108

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  On August 22, 2005, Investor A Shares were redesignated Class A Shares.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,				Period Ended March 31,
Institutional Class Shares	2006 (a)		2006		2005	2004	2003 (b)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0247		0.0121	0.0082	0.0090
Less Distributions Declared to Shareholders:
From net investment income	(0.0139)		(0.0247)		(0.0121)	(0.0082)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (c)	1.40	%(d)	2.50%		1.22%	0.82%	0.91	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses	0.24	%(e)(f)	0.24	%(f)	0.24%	0.24%	0.24	%(e)
Net investment income	3.33	%(e)(f)	2.44	%(f)	1.23%	0.80%	1.09	%(e)
Waiver/reimbursement	0.07	%(e)	0.07%		0.08%	0.07%	0.08	%(e)
Net assets end of period (000's)	$269,865		$123,606		$89,811	$68,512	$23,348

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Tax-Exempt Reserves Institutional Class Shares commenced operations on June 18, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia Tax-Exempt Reserves (continued)

Retail A Shares	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0137		0.0101
Less Distributions Declared to Shareholders:
From net investment income	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)	1.38	%(d)	1.01	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.29%		0.29%
Net investment income (e)(f)	3.28%		2.81%
Waiver/reimbursement (e)	0.07%		0.07%
Net assets end of period (000's)	$18,503		$19,200

G-Trust Shares

Net Asset Value Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0141		0.0104
Less Distributions Declared to Shareholders:
From net investment income	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00
Total return (c)	1.42	%(d)	1.04	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%		0.20%
Net investment income (e)(f)	3.36%		2.9%
Waiver/reimbursement (e)	0.07%		0.07%
Net assets end of period (000's)	$721,252		$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia Tax-Exempt Reserves Retail A and G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves

	Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0139		0.0250		0.0123	0.0083	0.0115	0.0199
Less Distributions Declared to Shareholders:
From net investment income	(0.0139)		(0.0250)		(0.0123)	(0.0083)	(0.0115)	(0.0199)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.40	%(c)	2.53%		1.24%	0.84%	1.17%	2.01%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(d)(e)	0.20	%(e)	0.20%	0.20%	0.20%	0.20%
Net investment income	3.32	%(d)(e)	2.59	%(e)	1.21%	0.83%	1.15%	1.38%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets end of period (000's)	$509,181		$431,530		$105,823	$169,317	$172,261	$102,040

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0135		0.0240		0.0113	0.0073	0.0105	0.0189
Less Distributions Declared to Shareholders:
From net investment income	(0.0135)		(0.0240)		(0.0113)	(0.0073)	(0.0105)	(0.0189)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.36	%(c)	2.42%		1.14%	0.74%	1.07%	1.91%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(d)(e)	0.30	%(e)	0.30%	0.30%	0.30%	0.30%
Net investment income	3.22	%(d)(e)	2.41	%(e)	1.15%	0.73%	1.05%	1.27%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets end of period (000's)	$517,340		$470,430		$339,137	$294,225	$435,253	$360,892

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2006 (a)		2006		2005	2004	2003	2002 (b)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0133		0.0235		0.0108	0.0068	0.0101	0.0095
Less Distributions Declared to Shareholders:
From net investment income	(0.0133)		(0.0235)		(0.0108)	(0.0068)	(0.0101)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.34	%(d)	2.37%		1.09%	0.69%	1.01%	0.95	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.35	%(e)(f)	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income	3.17	%(e)(f)	2.39	%(f)	1.37%	0.68%	1.00%	1.23	%(e)
Waiver/reimbursement	0.16	%(e)	0.16%		0.18%	0.72%	0.77%	0.78	%(e)
Net assets end of period (000's)	$27,557		$35,797		$16,585	$1,095	$2,998	$1,150

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia California Tax-Exempt Reserves Liquidity Class Shares commenced operations on August 10, 2001.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0129		0.0225		0.0098	0.0058	0.0091	0.0174
Less Distributions Declared to Shareholders:
From net investment income	(0.0129)		(0.0225)		(0.0098)	(0.0058)	(0.0091)	(0.0174)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.30	%(c)	2.27%		0.98%	0.59%	0.91%	1.75%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.45	%(d)(e)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%
Net investment income	3.08	%(d)(e)	2.19	%(e)	1.01%	0.58%	0.90%	1.13%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets end of period (000's)	$376,973		$260,633		$593,136	$475,799	$502,135	$298,268

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0125		0.0215		0.0088	0.0048	0.0081	0.0164
Less Distributions Declared to Shareholders:
From net investment income	(0.0125)		(0.0215)		(0.0088)	(0.0048)	(0.0081)	(0.0164)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.25	%(c)	2.17%		0.88%	0.48%	0.81%	1.65%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.55	%(d)(e)	0.55	%(e)	0.55%	0.55%	0.55%	0.55%
Net investment income	2.98	%(d)(e)	2.13	%(e)	0.85%	0.48%	0.80%	1.03%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets end of period (000's)	$205,499		$225,846		$244,229	$369,440	$360,205	$240,724

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

Market Class Shares	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0114	0.0106
Less Distributions Declared to Shareholders:
From net investment income	(0.0114)	(0.0106)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	1.14%	1.07%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.65%	0.65%
Net investment income (e)(f)	2.70%	2.46%
Waiver/reimbursement (e)	0.06%	0.06%
Net assets end of period (000's)	$10	$10

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia California Tax-Exempt Reserves Market Class Shares commenced operations on October 25, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0114		0.0190		0.0063	0.0026	0.0056	0.0139
Less Distributions Declared to Shareholders:
From net investment income	(0.0114)		(0.0190)		(0.0063)	(0.0026)	(0.0056)	(0.0139)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.15	%(c)	1.91%		0.63%	0.26%	0.56%	1.40%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.80	%(d)(e)	0.80	%(e)	0.80%	0.77%	0.80%	0.80%
Net investment income	2.73	%(d)(e)	1.94	%(e)	0.63%	0.26%	0.55%	0.78%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.10%	0.07%	0.08%
Net assets end of period (000's)	$1,394,667		$1,357,176		$742,981	$726,888	$792,206	$814,077

Class B Shares (f)

Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0092		0.0138		0.0029	0.0019	0.0022	0.0037
Less Distributions Declared to Shareholders:
From net investment income	(0.0092)		(0.0138)		(0.0029)	(0.0019)	(0.0022)	(0.0037)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	0.92	%(c)	1.39%		0.29%	0.19%	0.22%	0.37%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	1.30	%(d)(e)	1.30	%(e)	1.14%	0.86%	0.97%	1.30%
Net investment income	2.18	%(d)(e)	1.40	%(e)	0.31%	0.17%	0.40%	0.28%
Waiver/reimbursement	0.06	%(d)	0.06%		0.24%	0.51%	0.40%	0.08%
Net assets end of period (000's)	$7		$7		$7	$7	$7	$— (g)

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  On August 22, 2005, Investor B Shares were redesignated Class B Shares.

(g)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

Class C Shares (a)	Period Ended April 29, 2004 (b)	Year Ended March 31, 2004 (c)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0001	0.0011
Less Distributions Declared to Shareholders:
From net investment income	(0.0001)	(0.0011)
Net Asset Value, End of Period	$1.00	$1.00
Total return (d)(e)	0.01%	0.11%
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)	0.96%	0.84%
Net investment income (f)	0.16%	0.19%
Waiver/reimbursement (f)	0.42%	0.53%
Net assets end of period (000's)	$—	$199

(a)  On August 22, 2005, Investor C Shares were redesignated Class C Shares.

(b)  Columbia California Tax-Exempt Reserves Class C Shares were fully redeemed on April 29, 2004.

(c)  Columbia California Tax-Exempt Reserves Class C Shares commenced operations on August 1, 2003.

(d)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(e)  Not annualized.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia California Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2006 (a)		2006		2005	2004	2003	2002
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0138		0.0246		0.0119	0.0079	0.0106	0.0061
Less Distributions Declared to Shareholders:
From net investment income	(0.0138)		(0.0246)		(0.0119)	(0.0079)	(0.0106)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (b)	1.39	%(c)	2.49%		1.20%	0.80%	1.08%	0.63%
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(d)(e)	0.24	%(e)	0.24%	0.24%	0.24%	0.24%
Net investment income	3.28	%(d)(e)	2.63	%(e)	1.16%	0.79%	1.11%	1.34%
Waiver/reimbursement	0.06	%(d)	0.06%		0.08%	0.07%	0.07%	0.08%
Net assets end of period (000's)	$688,499		$660,513		$83,596	$126,531	$1,537	$— (f)

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(c)  Not annualized.

(d)  Annualized.

(e)  The benefits derived from custody credits had an impact of less than 0.01%.

(f)  Amount represents less than $500.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves

	Period Ended August 31,		Year Ended March 31,					Period Ended March 31,
Capital Class Shares	2006 (a)		2006		2005	2004	2003	2002 (b)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0141		0.0251		0.0125	0.0090	0.0122	0.0013
Less Distributions Declared to Shareholders:
From net investment income	(0.0141)		(0.0251)		(0.0125)	(0.0090)	(0.0122)	(0.0013)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.42	%(d)	2.53%		1.26%	0.91%	1.23%	0.13	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.20	%(e)(f)	0.20	%(f)	0.20%	0.20%	0.13%	0.20	%(e)
Net investment income	3.38	%(e)(f)	2.66	%(f)	1.20%	0.93%	1.27%	1.03	%(e)
Waiver/reimbursement	0.14	%(e)	0.14%		0.33%	0.27%	0.65%	4.31	%(e)
Net assets end of period (000's)	$44,563		$24,804		$2,852	$1,862	$9,483	$20,015

Trust Class Shares

Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0137		0.0241		0.0115	0.0080	0.0112	0.0012
Less Distributions Declared to Shareholders:
From net investment income	(0.0137)		(0.0241)		(0.0115)	(0.0080)	(0.0112)	(0.0012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (c)	1.38	%(d)	2.43%		1.16%	0.81%	1.13%	0.12	%(d)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.30	%(e)(f)	0.30	%(f)	0.30%	0.30%	0.23%	0.30	%(e)
Net investment income	3.27	%(e)(f)	2.46	%(f)	1.23%	0.83%	1.17%	0.93	%(e)
Waiver/reimbursement	0.14	%(e)	0.14%		0.33%	0.27%	0.65%	4.31	%(e)
Net assets end of period (000's)	$31,364		$27,216		$12,627	$15,931	$17,021	$826

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia New York Tax-Exempt Reserves Capital Class and Trust Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Liquidity Class Shares	Period Ended December 22, 2002 (a)	Period Ended March 31, 2002 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0094	0.0013
Less Distributions Declared to Shareholders:
From net investment income	(0.0094)	(0.0013)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	0.94%	0.13%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.28%	0.35%
Net investment income (e)	1.12%	0.88%
Waiver/reimbursement (e)	1.35%	5.01%
Net assets end of period (000's)	$—	$1

(a)  Columbia New York Tax-Exempt Reserves Liquidity Class Shares were fully redeemed on December 22, 2002.

(b)  Columbia New York Tax-Exempt Reserves Liquidity Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Adviser Class Shares	Period Ended August 31, 2006 (a)		Period Ended March 31, 2006 (b)		Period Ended August 24, 2003 (c)	Period Ended December 22, 2002 (d)	Period Ended March 31, 2002 (e)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0131		0.0220		0.0025	0.0070	0.0008
Less Distributions Declared to Shareholders:
From net investment income	(0.0131)		(0.0220)		(0.0025)	(0.0070)	(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	1.31%		2.22%		0.25%	0.70%	0.08%
Ratios to Average Net Assets/ Supplemental Data:
Expenses (h)	0.45	%(i)	0.45	%(i)	0.45%	0.38%	0.45%
Net investment income (h)	3.11	%(i)	2.44	%(i)	0.68%	1.02%	0.78%
Waiver/reimbursement (h)	0.14%		0.14%		0.78%	0.65%	4.31%
Net assets end of period (000's)	$4,695		$3,262		$—	$—	$1

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia New York Tax-Exempt Reserves Adviser Class Shares re-commenced operations on April 14, 2005.

(c)  Columbia New York Tax-Exempt Reserves Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Columbia New York Tax-Exempt Reserves Adviser Class Shares fully redeemed on December 22, 2002.

(e)  Columbia New York Tax-Exempt Reserves Adviser Class Shares commenced operations on February 15, 2002.

(f)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(g)  Not annualized.

(h)  Annualized.

(i)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Investor Class Shares	Period Ended December 22, 2002 (a)	Period Ended March 31, 2002 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0069	0.0008
Less Distributions Declared to Shareholders:
From net investment income	(0.0069)	(0.0008)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	0.69%	0.08%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.48%	0.55%
Net investment income (e)	0.92%	0.68%
Waiver/reimbursement (e)	0.65%	4.31%
Net assets end of period (000's)	$—	$1

(a)  Columbia New York Tax-Exempt Reserves Investor Class Shares were fully redeemed on December 22, 2002.

(b)  Columbia New York Tax-Exempt Reserves Investor Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,					Period Ended December 22,		Period Ended March 31,
Market Class Shares	2006 (a)		2006		2005	2004 (b)		2002 (c)		2002 (d)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0122		0.0206		0.0080	0.0025		0.0068		0.0008
Less Distributions Declared to Shareholders:
From net investment income	(0.0122)		(0.0206)		(0.0080)	(0.0025)		(0.0068)		(0.0008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (e)	1.23	%(f)	2.07%		0.80%	0.25	%(f)	0.68	%(f)	0.08	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.65	%(g)(h)	0.65	%(h)	0.65%	0.65	%(g)	0.58	%(g)	0.65	%(g)
Net investment income	2.92	%(g)(h)	2.07	%(h)	0.82%	0.48	%(g)	0.82	%(g)	0.58	%(g)
Waiver/reimbursement	0.14	%(g)	0.14%		0.33%	0.13	%(g)	0.65	%(g)	4.31	%(g)
Net assets end of period (000's)	$37,820		$29,726		$11,469	$12,970		$—		$1

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia New York Tax-Exempt Reserves Market Class Shares re-commenced operations on August 25, 2003.

(c)  Columbia New York Tax-Exempt Reserves Market Class Shares were fully redeemed on December 22, 2002.

(d)  Columbia New York Tax-Exempt Reserves Market Class Shares commenced operations on February 15, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Daily Class Shares	Period Ended December 22, 2002 (a)	Period Ended March 31, 2002 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0043	0.0004
Less Distributions Declared to Shareholders:
From net investment income	(0.0043)	(0.0004)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	0.43%	0.04
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	0.73%	0.80%
Net investment income (e)	0.67%	0.43%
Waiver/reimbursement (e)	0.65%	4.31%
Net assets end of period (000's)	$—	$1

Service Class Shares

Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0018	0.0000	(f)
Less Distributions Declared to Shareholders:
From net investment income	(0.0018)	(0.0000	)(f)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	0.18%	0.00	%(f)
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)	1.13%	1.20%
Net investment income (e)	0.27%	0.03%
Waiver/reimbursement (e)	0.65%	4.31%
Net assets end of period (000's)	$—	$1

(a)  Columbia New York Tax-Exempt Reserves Daily Class and Service Class Shares were fully redeemed on December 22, 2002.

(b)  Columbia New York Tax-Exempt Reserves Daily Class and Service Class Shares commenced operations on February 15, 2002.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  Amount represents less than $0.0001 or 0.01%, as applicable.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Class B Shares (a)	Period Ended December 22, 2002 (b)	Period Ended March 31, 2002 (c)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0018	0.0000	(d)
Less Distributions Declared to Shareholders:
From net investment income	(0.0018)	(0.0000	)(d)
Net Asset Value, End of Period	$1.00	$1.00
Total return (e)(f)	0.18%	0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.23%	1.30%
Net investment income (g)	0.17%	(0.07)%
Waiver/reimbursement (g)	0.65%	4.31%
Net assets end of period (000's)	$—	$1

Class C Shares (a)

Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0018	0.0000	(d)
Less Distributions Declared to Shareholders:
From net investment income	(0.0018)	(0.0000	)(d)
Net Asset Value, End of Period	$1.00	$1.00
Total return (e)(f)	0.18%	0.00	%(d)
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)	1.23%	1.30%
Net investment income (g)	0.17%	(0.07)%
Waiver/reimbursement (g)	0.65%	4.31%
Net assets end of period (000's)	$—	$1

(a)  On August 22, 2005, Investor B and C Shares were redesignated Class B and C Shares, respectively.

(b)  Columbia New York Tax-Exempt Reserves Class B and Class C Shares were fully redeemed on December 22, 2002.

(c)  Columbia New York Tax-Exempt Reserves Class B and Class C Shares commenced operations on February 15, 2002.

(d)  Amount represents less than $0.0001 or 0.01%, as applicable.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

	Period Ended August 31,		Year Ended March 31,			Period Ended March 31,		Period Ended December 22,		Period Ended March 31,
Institutional Class Shares	2006 (a)		2006		2005	2004 (b)		2002 (c)		2002 (d)
Net Asset Value Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0140		0.0247		0.0121	0.0050		0.0091		0.0013
Less Distributions Declared to Shareholders:
From net investment income	(0.0140)		(0.0247)		(0.0121)	(0.0050)		(0.0091)		(0.0013)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (e)	1.40	%(f)	2.49%		1.22%	0.50	%(f)	0.91	%(f)	1.16	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Expenses	0.24	%(g)(h)	0.24	%(h)	0.24%	0.24	%(g)	0.17	%(g)	0.24	%(g)
Net investment income	3.32	%(g)(h)	2.53	%(h)	1.30%	0.89	%(g)	1.23	%(g)	0.99	%(g)
Waiver/reimbursement	0.14	%(g)	0.14%		0.33%	0.29	%(g)	0.65	%(g)	4.31	%(g)
Net assets end of period (000's)	$154,605		$208,614		$74,101	$48,222		$—		$1

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia New York Tax-Exempt Reserves Institutional Class Shares re-commenced operations on August 25, 2003.

(c)  Columbia New York Tax-Exempt Reserves Institutional Class Shares were fully redeemed on December 22, 2002.

(d)  Columbia New York Tax-Exempt Reserves Institutional Class Shares commenced operations on February 15, 2002.

(e)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(f)  Not annualized.

(g)  Annualized.

(h)  The benefits derived from custody credits had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Money Market Funds (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Columbia New York Tax-Exempt Reserves (continued)

Retail A Shares	Period Ended August 31, 2006 (a)	Period Ended March 31, 2006 (b)
Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0137	0.0100
Less Distributions Declared to Shareholders:
From net investment income	(0.0137)	(0.0100)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	1.38%	1.01%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.30%	0.30%
Net investment income (e)(f)	3.28%	2.77%
Waiver/reimbursement (e)	0.14%	0.14%
Net assets end of period (000's)	$80	$74

G-Trust Shares

Net Asset Value Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0141	0.0104
Less Distributions Declared to Shareholders:
Dividends from net investment income	(0.0141)	(0.0104)
Net Asset Value, End of Period	$1.00	$1.00
Total return (c)(d)	1.42%	1.04%
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)	0.20%	0.20%
Net investment income (e)(f)	3.38%	2.89%
Waiver/reimbursement (e)	0.14%	0.14%
Net assets end of period (000's)	$17,548	$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31. The period is from April 1, 2006 through August 31, 2006.

(b)  Columbia New York Tax-Exempt Reserves Retail A and G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

(d)  Not annualized.

(e)  Annualized.

(f)  The benefits derived from custody credits had an impact of less than 0.01%

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Money Market Funds (August 31, 2006)

Note 1. Organization

Columbia Funds Series Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. Information presented in these financial statements pertains to the following portfolios of the Trust (each a "Fund" and collectively, the "Funds"):

Columbia Cash Reserves

Columbia Money Market Reserves

Columbia Treasury Reserves

Columbia Government Reserves

Columbia Municipal Reserves

Columbia Tax-Exempt Reserves

Columbia California Tax-Exempt Reserves

Columbia New York Tax-Exempt Reserves

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from March 31 to August 31. Accordingly, the accompanying financial statements pertain to the period from April 1, 2006 to August 31, 2006.

Investment Goals

Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves and Columbia Government Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income. Columbia Municipal Reserves and Columbia Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes. Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves seek to preserve principal value and maintain a high degree of liquidity while providing current income exempt from the respective state individual income tax and federal income taxes.

Fund Shares

The Funds are authorized to issue an unlimited number of shares without par value. The Funds each offer the following classes of shares: Capital Class, Trust Class, Adviser Class and Institutional Class shares. Columbia Cash Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class, Class A, Class B, Class C, Class Z and Marsico shares. Columbia Money Market Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class, Class B, Class C, Retail A and G-Trust shares. Columbia Treasury Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class, Class A and Class B shares. Columbia Government Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class, Class A, Class B, Retail A and G-Trust shares. Columbia Municipal Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class, Class B and Class Z shares. Columbia Tax-Exempt Reserves also offers Liquidity Class, Investor Class, Daily Class, Class A, Retail A and G-Trust shares. Columbia California Tax-Exempt Reserves also offers Liquidity Class, Investor Class, Market Class, Daily Class and Class B shares. Columbia New York Tax-Exempt Reserves also offers Market Class, Retail A and G-Trust shares. Each class has its own sales charge and expense structure. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class. Retail A and G-Trust shares are closed to new investors.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period financial statement presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

Columbia Money Market Funds (August 31, 2006)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia Management Advisors, LLC is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to have segregated assets with a current value at least equal to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event that the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

Determination of Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and

Columbia Money Market Funds (August 31, 2006)

warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust's organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclassifications, capital loss carryforwards expired and redemption based payments treated as dividends paid deduction were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss	Paid-In Capital
Columbia Cash Reserves	$—	$41,322	$(41,322)
Columbia Tax-Exempt Reserves	2,476	(2,484)	8
Columbia New York Tax-Exempt Reserves	526	(526)	—

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the period ended August 31, 2006 and the years ended March 31, 2006 and March 31, 2005 was as follows:

	Period Ended August 31, 2006
Fund	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Cash Reserves	$—	$1,236,651,118	$—
Columbia Money Market Reserves	—	336,187,772	—
Columbia Treasury Reserves	—	263,062,285	—
Columbia Government Reserves	—	102,438,643	—
Columbia Municipal Reserves	108,383,474	930,135	—
Columbia Tax-Exempt Reserves	70,380,139	376,743	2,476
Columbia California Tax-Exempt Reserves	44,144,895	305,337	—
Columbia New York Tax-Exempt Reserves	3,832,393	20,487	—

Columbia Money Market Funds (August 31, 2006)

	Year Ended March 31, 2006
Fund	Tax-Exempt Income	Ordinary Income *	Long-Term Capital Gains
Columbia Cash Reserves	$—	$1,851,943,060	$—
Columbia Money Market Reserves	—	479,712,680	—
Columbia Treasury Reserves	—	385,544,555	—
Columbia Government Reserves	—	154,896,184	—
Columbia Municipal Reserves	156,478,021	442,983	—
Columbia Tax-Exempt Reserves	91,873,906	398,273	1,632
Columbia California Tax-Exempt Reserves	63,632,616	282,042	—
Columbia New York Tax-Exempt Reserves	4,482,787	7,132	—
	Year Ended March 31, 2005
Fund	Tax-Exempt Income	Ordinary Income *	Long-Term Capital Gains
Columbia Cash Reserves	$—	$732,254,437	$—
Columbia Money Market Reserves	—	151,326,305	—
Columbia Treasury Reserves	—	113,331,412	—
Columbia Government Reserves	—	52,549,984	—
Columbia Municipal Reserves	63,476,174	179,242	9,413
Columbia Tax-Exempt Reserves	34,857,554	45,636	2,275
Columbia California Tax-Exempt Reserves	18,392,586	38,483	12,616
Columbia New York Tax-Exempt Reserves	1,069,069	14,131	—

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Depreciation*
Columbia Cash Reserves	$—	$93,026,129	$—	$—
Columbia Money Market Reserves	—	32,454,411	—	(14,473)
Columbia Treasury Reserves	—	37,036,238	—	—
Columbia Government Reserves	—	8,135,749	—	—
Columbia Municipal Reserves	4,918,573	—	34,141	(31,324)
Columbia Tax-Exempt Reserves	10,826,452	—	—	—
Columbia California Tax-Exempt Reserves	1,987,300	—	—	—
Columbia New York Tax-Exempt Reserves	240,484	—	—	—

*  The difference between book basis and tax basis unrealized depreciation is primarily due to wash sales.

Columbia Money Market Funds (August 31, 2006)

Unrealized appreciation and depreciation at August 31, 2006 based on the cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Money Market Reserves	$—	$(14,473)	$(14,473)
Columbia Municipal Reserves	—	(31,324)	(31,324)

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Fund	Expiring in 2007	Expiring in 2008	Expiring in 2009	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014
Columbia Cash Reserves	$355	$—	$—	$67,233	$1,291,598	$1,218,785	$2,539,550	$10,918,073
Columbia Money Market Reserves	—	—	—	—	—	739,161	508,123	1,298,598
Columbia Treasury Reserves	—	—	16,924	20,714	7,012	422,339	711,196	514,185
Columbia Government Reserves	—	—	—	—	—	132,811	204,834	748,723
Columbia California Tax-Exempt Reserves	—	—	—	—	—	—	7,166	40,590
Columbia New York Tax-Exempt Reserves	—	—	—	—	—	—	—	5,216

During the year ended August 31, 2006, the following
Funds utilized capital losses as follows:

Fund	Capital Losses Expired	Capital Losses Utilized
Columbia Cash Reserves	$41,322	$—
Columbia Municipal Reserves	—	62,126
Columbia Tax-Exempt Reserves	—	57,003

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2006 no Funds elected to defer losses occurring between November 1, 2005 and August 31, 2006 under these rules.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated

Columbia Money Market Funds (August 31, 2006)

daily and payable monthly at the annual rate of 0.15% of each Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly at the annual rate of 0.10% of each Fund's average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement described below.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly. In addition, each of the Funds pays a monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000. The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The annual rate was $15.23 prior to April 1, 2006. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period ended August 31, 2006, and the year ended March 31, 2006, the annualized effective transfer agent fee rates for the Funds, inclusive of out-of-pocket expenses, as a percentage of each Fund's average daily net assets, were as follows:

Fund	August 31, 2006 Annualized Effective Fee Rate	March 31, 2006 Effective Fee Rate
Columbia Cash Reserves	0.002%	0.003%
Columbia Money Market Reserves	0.002%	0.003%
Columbia Treasury Reserves	0.001%	0.003%
Columbia Government Reserves	0.003%	0.003%
Columbia Municipal Reserves	0.001%	0.003%
Columbia Tax-Exempt Reserves	0.001%	0.000%
Columbia California Tax-Exempt Reserves	0.001%	0.002%
Columbia New York Tax-Exempt Reserves	0.001%	0.003%

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, serves as distributor of the Funds' shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Market Class, Daily Class, Investor Class, Class A, Class B, Class C and Service Class shares of the Funds. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds

Columbia Money Market Funds (August 31, 2006)

to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Market Class, Daily Class, Investor Class, Class A, Class B, Class C, Service Class, Marsico and Retail A shares of the Funds. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Class A, Class B, Class C, Trust Class, Marsico and Institutional Class shares of the Funds. Under the Administration Plans, the Funds may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets, are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class and Class A shares	0.10%	0.10%
Market Class shares	0.20%	0.20%
Daily Class shares	0.35%	0.35%
Service Class shares	0.55%	0.55%
Class B and Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Class A, Class B, Class C and Marsico shares	0.25%	0.25%

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Retail A shares (Money Market Reserves)	0.07%	0.07%
Retail A shares (Columbia Government Reserves and Columbia Tax-Exempt Reserves)	0.09%	0.09%
Retail A shares (Columbia New York Tax-Exempt Reserves)	0.10%	0.10%
Administration Plans:
Trust Class, Class A, Class B, Class C and Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Shareholder Servicing Plan fees through December 31, 2007 as a percentage of each Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, not to exceed an annual combined waiver of 0.10% so that combined fees will not exceed 0.15%.

**  To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plan and/or the Shareholder Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class shares.

Expense Limits and Fee Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing, administration and distribution fees) exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that these expense limitations will continue after December 31, 2007.

Columbia is entitled to recover from the Funds any fees waived or expenses reimbursed by Columbia during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Columbia Money Market Funds (August 31, 2006)

At August 31, 2006, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

	8/31/09	8/31/08	8/31/07	Total potential recovery	Amount recovered during the period ended 8/31/06
Columbia Cash Reserves	$(16,504,916)	$(35,824,540)	$(34,904,875)	$(87,234,331)	$—
Columbia Money Market Reserves	(4,518,353)	(8,370,498)	(6,835,698)	(19,724,549)	—
Columbia Treasury Reserves	(3,256,173)	(7,192,269)	(6,279,401)	(16,727,843)	—
Columbia Government Reserves	(1,568,520)	(3,091,325)	(2,818,040)	(7,477,885)	—
Columbia Municipal Reserves	(1,990,296)	(4,105,444)	(4,109,837)	(10,205,577)	—
Columbia Tax-Exempt Reserves	(1,439,708)	(2,609,632)	(2,442,542)	(6,491,882)	—
Columbia California Tax-Exempt Reserves	(933,181)	(1,863,131)	(1,624,368)	(4,420,680)	—
Columbia New York Tax-Exempt Reserves	(169,692)	(263,365)	(294,863)	(727,920)	—

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds' Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statements of Operations. The liability for the deferred compensation plan is included in "Deferred Trustees' fees" in the Statements of Assets and Liabilities.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5. Shares of Beneficial Interest

As of August 31, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Cash Reserves	57.7%
Columbia Money Market Reserves	85.4
Columbia Treasury Reserves	76.9
Columbia Government Reserves	78.1
Columbia Municipal Reserves	47.3
Columbia Tax-Exempt Reserves	80.0
Columbia New York Tax-Exempt Reserves	35.8
Columbia California Tax-Exempt Reserves	17.9

Columbia Money Market Funds (August 31, 2006)

As of August 31, 2006, several of the Funds also had shareholders that held greater than 5% of the shares outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Cash Reserves	31.3%
Columbia Money Market Reserves	6.6
Columbia Treasury Reserves	8.0
Columbia Government
Reserves	14.7
Columbia Municipal Reserves	37.7
Columbia California Tax-Exempt
Reserves	69.5
Columbia New York Tax-Exempt Reserves	53.6

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors" now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to

Columbia Money Market Funds (August 31, 2006)

the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but Plaintiffs responded by filing an Amended Complaint that added claims under the federal securities laws. Nations Funds Trust filed a motion to dismiss the Amended Complaint, which is currently pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006, but on September 5, 2006, the plaintiffs filed an Amended Complaint. The Funds, William Carmichael and others filed a motion to dismiss the Amended Complaint on October 6, 2006, which is currently pending.

Separately, a putative class action — Mehta v AIG Sun America Life Assurance Company — involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Columbia Funds Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Cash Reserves, Columbia Money Market Reserves, Columbia Treasury Reserves, Columbia Government Reserves, Columbia Municipal Reserves, Columbia Tax-Exempt Reserves, Columbia California Tax-Exempt Reserves and Columbia New York Tax-Exempt Reserves (constituting part of Columbia Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a text basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2006

Unaudited Information – Columbia Money Market Funds

Federal Income Tax Information

Each Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2006, Columbia Municipal Reserves designates long-term capital gains of $34,141.

For the fiscal year ended August 31, 2006, Columbia Tax-Exempt Reserves designates long-term capital gains of $2,476.

For the period ended August 31, 2006, the following percentage of distributions made from net investment income of the Columbia Money Market Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Fund	Federal exempt Percentage
Columbia Municipal Reserves	99.1%
Columbia Tax-Exempt Reserves	99.5%
Columbia California Tax-Exempt Reserves	99.3%
Columbia New York Tax-Exempt Reserves	99.5%

Fund Governance
Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Disinterested Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee Other directorships held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (consulting), through present.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Trustee and Chairman of the Board; retired.

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking- IndyMac Bancorp, Inc., from September 1999 to August 2003.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer, ING Americas, from 1999 to April 2003; and Non-Executive Chairman, Conseco, Inc. (insurance), from September 2004 through current.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President, Micco Corporation and Mickel Investment Group.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

Fund Governance
Officers

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	Head of Mutual Funds since August, 2004 and Managing Director of the Advisor since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since May, 2004.

Mary Joan Hoene (Born 1949)

100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Fund Complex; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)	Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

Fund Governance (continued)
Officers

Officers (Continued)

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years
Ty S. Edwards (Born 1966)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)	Director of Fund Administration since January, 2006; Vice President of the Advisor from (Month/Year) to (Month), 2002; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

Columbia Funds – Columbia Money Market Funds

Growth Funds	Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds	Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds	Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoal(TM) Balanced Growth Portfolio
Columbia LifeGoal(TM) Growth Portfolio
Columbia LifeGoal(TM) Income Portfolio
Columbia LifeGoal(TM) Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds	Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

Columbia Funds – Columbia Money Market Funds

Taxable Bond Funds	Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds	Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds	Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC ("Columbia Management") is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Important Information About This Report

Columbia Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of the Columbia Money Market Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of each fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Columbia Money Market Funds

Annual Report, August 31, 2006

Columbia Management®

PRESORTED

Bound Printed Matter

U.S. Postage PAID

Holliston, MA

Permit NO. 20

©2006 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/113564-0806 (10/06) 06/30834

Columbia Money Market Funds

Annual Report - August 31, 2006

•                  Columbia Connecticut Municipal Reserves

•                  Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

Columbia Connecticut Municipal Reserves	2

Columbia Massachusetts Municipal Reserves	5

Financial Statements	8

Investment Portfolios	9

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	26

Report of Independent Registered Public Accounting Firm	32

Unaudited Information	33

Fund Governance	34

Columbia Funds	37

Important Information about This Report	39

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

The views expressed in the President’s Message and Portfolio Managers’ Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Money Market Funds

Dear Shareholder:

We appreciate your continued confidence in the Columbia Funds. Many of the product changes and other initiatives we have told you about in the prior 18 months have been fully completed. The results have been as we expected — a more streamlined product offering with lower expense ratios for the majority of our funds. When coupled with the improvements in our investment process, we believe Columbia Management is well positioned to provide you with an array of products to meet your investment needs.

We have also made improvements to our servicing platform. Website enhancements, improved account access at www.columbiafunds.com and a recently upgraded automated phone system available at 800.345.6611 provide you with everything you need to manage your relationship with Columbia 24 hours a day, 7 days a week. The new phone system is equipped with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, you can buy, sell or exchange funds either on-line or over the phone. (Buying shares requires that a link has been established between your bank account and Columbia Funds account). Up to-date performance and pricing information is also available on-line or over the phone. We will continue to look for ways to expand capabilities for you in the future.

So, as you read the enclosed portfolio manager commentary on your fund and what has driven its performance results, be assured that we will not rest on the recent success of our product and service enhancements. We will continue to seek ways to provide you with better financial solutions and consistent, high-quality results. We value your relationship with us and will work hard to earn your continued trust.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

Economic Update – Columbia Money Market Funds

US economic growth shifted lower during the three-month period that began June 1, 2006, and ended August 31, 2006. The pace of growth was estimated between 2% and 3%—slower than a year ago, but still relatively solid. Job growth continued to provide support for consumer spending, although the number of new jobs added to the labor market fell short of expectations. Personal income rose but so did consumer debt. Consumer confidence dropped sharply near the end of the period, as consumers expressed pessimism about the availability of jobs and prospects for higher wages in the months ahead. Higher energy prices and a soft housing market also weighed on consumers.

Fed holds the line

After 17 consecutive short-term interest rate hikes, the Federal Reserve Board (the Fed) held the federal funds rate—a key overnight lending rate—steady at 5.25%, while acknowledging that inflation remained a concern.(1) The markets responded favorably to the Fed’s decision. Stocks rose and bond yields declined on the news. Bond yields and prices typically move in opposite directions.

Bond markets rally late in the period

The US bond market delivered a modest but positive return, as interest rates moved generally lower across the maturity spectrum in the last two months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, rose above 5.2% in June but ended the period at 4.74%. In this environment, investment grade bonds outperformed high-yield bonds. The Lehman Brothers Aggregate Bond Index returned 3.12% for the three-month period. The Merrill Lynch High Yield, Cash Pay Index returned 2.33%.

Stocks moved higher

The S&P 500 Index—a broad measure of large company stock market performance—returned a respectable 3.15% for this reporting period. Large cap stocks significantly outperformed small and midcap stocks. The Russell 2000 Index and the Russell Midcap Index barely broke into positive territory, with returns of 0.25% and 0.41% respectively.(2) Utilities, telecommunications services and health care stocks were the best performing sectors within the S&P 500 Index. Consumer discretionary, materials and industrials were the weakest sectors, all three with negative results.

(1)          The Fed again held the line on the federal funds rate when it met in September.

(2)          The Russell Midcap Index is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization.

Summary

For the three-month period ended August 31, 2006

•                  The broad stock market, as measured by the S&P 500 Index, returned 3.15%. Large-cap stocks did considerably better than small cap stocks, as measured by the Russell 2000 Index.

S&P 500 Index	Russell Index

•                  Investment-grade bonds rallied as the Fed held the line on short-term interest rates for the first time in more than two years. Investment grade bonds outperformed high-yield bonds as measured by the Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield, Cash Pay Index.

Lehman Index	Merrill Lynch Index

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization.

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

1

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.              Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.              In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

06/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Retail A Shares	1,000.00	1,000.00	1,008.29	1,023.69	0.76	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,008.60	1,024.20	0.51	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from May 31 to August 31.

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

*                 For the period June 1, 2006 through August 31, 2006.

**          For the period March 1, 2006 through August 31, 2006.

2

Portfolio Manager’s Report – Columbia Connecticut Municipal Reserves

The Board of Trustees for Columbia Connecticut Municipal Reserves has approved the change of the fund’s fiscal year end from May 31 to August 31. As a result, this report covers the three-month period since the last annual report. The next report you receive will be for the six-month period from September 1, 2006, through February 28, 2007.

For the three-month period ended August 31, 2006, Columbia Connecticut Municipal Reserves Retail A Shares returned 0.83% without sales charge. The fund’s G-Trust Shares returned 0.86%. (The 7-day current yield as of 8/31/06 for Retail A Shares and G-Trust Shares were 3.24% and 3.34%, respectively. The 7-day current yield quotations more closely reflect the current earnings of the fund than the total return quotations.) The fund beat the average return of the Lipper Connecticut Tax-Exempt Money Market Funds Category, which was 0.72%.(1) The fund had a lower weighted average maturity than its peer group, which helped performance, especially as interest rates rose early in the reporting period.

Fund’s stake in VRDNs aided performance

During the summer, the municipal market benefited as new issuance slowed amid strong demand. Municipal bond prices rose, outperforming taxable issues during the reporting period and municipal yields fell. Yet, the fund maintained a competitive yield within its peer group because it had a sizable stake in variable rate demand notes (VRDNs), whose coupons (or stated interest rates) reset daily or weekly. As a result, the fund’s yield was able to keep pace as the Federal Reserve Board (the Fed) raised short-term interest rates. The fund also owned one-month commercial paper to protect it from downturns in VRDN rates, which hit a high of 4.00% in late June and a low of 3.40% in late August.

Continued growth in Connecticut

Connecticut’s economy remained on track, fueled by healthy revenue growth and sound fiscal policy. One of the wealthiest states in the nation, Connecticut derives much of its income from Wall Street and the financial services sector, which employs many of its residents. Although stock market volatility increased over the summer, the state continued to collect steady revenues from personal and corporate income tax as well as capital gains. Property taxes further fueled the state’s coffers. As the housing market showed signs of slowing and the potential for foreclosures increased, we reduced risk by investing in insured bonds as well as bonds that are diversified among sectors and around the state.

Staying nimble while waiting on Fed

In late June, the Fed raised the federal funds rate, a key short-term interest rate, to 5.25%. However, it took no action when it met in August—the first pause in its rate-raising cycle in more than two years. We believe that the Fed’s next move is uncertain: If inflation continues to rise, the Fed could introduce additional rate hikes. Yet, if the pace of economic growth slows or if housing prices decline, the Fed may keep short-term rates where they are or reverse course, and send them lower.

Against this backdrop of uncertainty, we have brought the fund’s weighted average maturity in line with its peers. We plan to keep a close eye on inflation, GDP and housing numbers, all of which the Fed monitors to determine the future direction of short-term interest rates. However, we believe the fund’s current positioning offers flexibility regardless of the Fed’s next move. If short-term rates move higher, the fund’s position in VRDNs would help it capture the higher available yields. If short-term rates stabilize or move lower, the fund’s VRDNs offer the opportunity to react quickly and shift to slightly longer-term instruments with higher yields.

(1)          Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustments for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

“We believe the fund’s current positioning offers flexibility regardless of the Fed’s next move.”

3

Fund Profile – Columbia Connecticut Municipal Reserves

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Summary

•                  For the three-month period ended August 31, 2006, the fund’s Retail A Shares returned 0.83% without sales charge. G-Trust Shares returned 0.86%.

•                  The fund beat the 0.72% average return of the Lipper Connecticut Tax-Exempt Money Market Funds Category.

•                  A lower weighted average maturity than the peer group and a heavy investment in variable rate demand notes (VRDNs) helped the fund take advantage of shifting market conditions.

Portfolio Management

Kelly Mainelli has managed Columbia Connecticut Municipal Reserves since November 2005, and has been with the advisor or its predecessors or affiliate organizations since 2002.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

4

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•                  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•                  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.              Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.              In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

06/01/06 - 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual*	Hypothetical**	Actual
Retail A Shares	1,000.00	1,000.00	1,008.39	1,023.79	0.71	1.43	0.28
G-Trust Shares	1,000.00	1,000.00	1,008.60	1.024.20	0.51	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365. Effective August 16, 2006, the fund changed its fiscal year-end from May 31 to August 31.

Had the investment advisor and/or administrator not waived or reimbursed a portion of the expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

*                 For the period June 1, 2006 through August 31, 2006.

**          For the period March 1, 2006 through August 31, 2006.

5

Portfolio Manager’s Report – Columbia Massachusetts Municipal Reserves

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

“We believe the fund’s current positioning offers flexibility regardless of the Fed’s next move.”

The Board of Trustees for Columbia Massachusetts Municipal Reserves has approved the change of the fund’s fiscal year end from May 31 to August 31. As a result, this report covers the three-month period since the last annual report. The next report you receive will be for the six-month period from September 1, 2006, through February 28, 2007.

For the three-month period ended August 31, 2006, Retail A Shares of Columbia Massachusetts Municipal Reserves returned 0.84% without sales charge. The fund’s G-Trust Shares returned 0.86%. (The 7-day current yield as of 8/31/06 for Retail A Shares and G-Trust Shares were 3.28% and 3.36%, respectively. The 7-day current yield quotations more closely reflect the current earnings of the fund than the total return quotations.) The fund beat the average return of the Lipper Massachusetts Tax-Exempt Money Market Funds Category, which was 0.76%.(1) The fund had a lower weighted average maturity than its peer group, which helped performance, especially as interest rates rose early in the reporting period.

Fund’s stake in VRDNs aided performance

During the summer, the municipal market benefited as new issuance slowed amid strong demand. Municipal bond prices rose, outperforming taxable issues during the reporting period and municipal yields fell. Yet, the fund maintained a competitive yield within its peer group because it had a sizable stake in variable rate demand notes (VRDNs), whose coupons (or stated interest rates) reset daily or weekly. As a result, the fund’s yield was able to keep pace as the Federal Reserve Board (the Fed) raised short-term interest rates. The fund also owned one-month commercial paper to protect it from downturns in VRDN rates, which were volatile.

Steady economic progress in Massachusetts

Massachusetts’ fiscal policy remained sound, buoyed by a mix of positive revenue growth and spending restraint. The health care and education industries were leading employers, offsetting recent reductions in financial services and manufacturing. Over the summer, the ceiling of the Ted Williams Tunnel collapsed, killing a motorist and leading to the tunnel’s shutdown for much of the summer. The ensuing safety inspection revealed the need for extensive repairs, which will significantly boost the final cost of what was already one of the costliest public works projects in US history. Fortunately, the tunnel debacle did not hurt the state’s credit rating or its ability to issue debt. Investors expect the federal government to offer financial assistance on the project, although the state may have to issue more debt to fund these repairs. The slowdown in the local housing market is a greater concern, since Massachusetts relies heavily on revenues from property taxes. To reduce the risks associated with increased foreclosures, we purchased insured bonds as well as bonds diversified among sectors and around the state.

Staying nimble while waiting on Fed

In late June, the Fed raised the federal funds rate, a key short-term interest rate, to 5.25%. However, it took no action when it met in August—the first pause in its rate-raising cycle in more than two years. We believe that the Fed’s next move is uncertain. If inflation continues to rise, the Fed could introduce additional rate hikes. Yet, if the pace of economic growth slows or if housing prices decline, the Fed may keep short-term rates where they are or reverse course, and send them lower.

Against this backdrop of uncertainty, we have brought the fund’s weighted average maturity in line with its peers. We plan to keep a close eye on inflation, GDP and housing numbers, all of which the Fed monitors to determine the future direction of short-term interest rates. However, we believe the fund’s current positioning offers flexibility regardless of the Fed’s next move. If short-term rates move higher, the fund’s position in VRDNs would help it capture the higher available yields. If short-term rates stabilize or move lower, the fund’s VRDNs offer the opportunity to react quickly and shift to slightly longer-term instruments with higher yields.

(1)          Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustments for the effect of sales loads.

6

Fund Profile – Columbia Massachusetts Municipal Reserves

Summary

•                  For the three-month period ended August 31, 2006, the fund’s Retail A Shares returned 0.84% without sales charge. G-Trust Shares returned 0.86%.

•                  The fund outperformed the 0.76% average of the Lipper Massachusetts Tax-Exempt Money Market Funds Category.

•                  A lower weighted average maturity than the peer group and a heavy investment in variable rate demand notes (VRDNs) helped the fund take advantage of shifting market conditions.

Portfolio Management

Kelly Mainelli has managed Columbia Massachusetts Municipal Reserves since November 2005, and has been with the advisor or its predecessors or affiliate organizations since 2002.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios.

7

Financial Statements – Columbia Money Market Funds (August 31, 2006)

A guide to understanding your fund’s financial statements

Investment Portfolio

The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities

This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets

This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights

The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8

Investment Portfolio – Columbia Connecticut Municipal Reserves (August 31, 2006)

Municipal Bonds – 99.8%

		Par ($)	Value ($)
Alabama – 0.5%
AL Birmingham Public Educational Building Authority	CHF-Birmingham LLC, Series 2000 A, LOC: Wachovia Bank N.A. 3.420% 06/01/30 (a)	660,000	660,000

Alabama Total			660,000

Connecticut – 72.2%
CT ABN AMRO Munitops Certificates Trust	Series 2005, SPA: ABN AMRO Bank N.V. 3.440% 07/01/13 (a)	2,500,000	2,500,000

CT Clean Water Fund	Series 1996, Insured: MBIA 5.125% 07/01/07	1,000,000	1,005,266

CT Development Authority	Health Care Revenue, Independent Living Program, Series 1990, LOC: Chase Manhattan Bank 3.430% 07/01/15 (a)	4,295,000	4,295,000
	Industrial Development Revenue, Series 1984, LOC: Citizens Bank of Connecticut 3.420% 12/01/14 (a)	4,050,000	4,050,000
	Pierce Memorial Baptists Home, Inc., Series 1999, LOC: LaSalle National Bank 3.300% 10/01/28 (a)	1,800,000	1,800,000
	Pollution Control Revenue, Central Vermont Public Service, Series 1985, LOC: Citizens Bank N.A. 3.660% 12/01/15 (a)	2,600,000	2,600,000
	Solid Waste Program, Rand-Whitney Containerboard LP, Series 1993, AMT, LOC: Bank of Montreal 3.440% 08/01/23 (a)	2,555,000	2,555,000
	Water Facility Revenue: Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island 3.430% 07/01/28 (a)	1,250,000	1,250,000
	Series 2004 B, LOC: Citizens Bank of Rhode Island 3.400% 09/01/28 (a)	1,125,000	1,125,000

CT Fairfield	Series 2006, 4.500% 07/26/07	3,000,000	3,020,518

CT Health & Educational Facilities Authority	Hospital of St. Raphael, Series 2004 M, LOC: KBC Bank N.V. 3.380% 07/01/24 (a)	6,705,000	6,705,000
	Kingswood Oxford School, Series 2002 B, LOC: Allied Irish Bank PLC 3.400% 07/01/30 (a)	1,000,000	1,000,000
	Quinnipiac University, Series 2003 G, LOC: JPMorgan Chase Bank 3.510% 07/01/23 (a)	490,000	490,000
	Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services, GTY AGMT: Merrill Lynch & Co. 3.450% 02/08/07 (a)(b)	3,375,000	3,375,000
	Taft School, Series 2000 E, LOC: Wachovia Bank N.A. 3.420% 07/01/30 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

9

		Par ($)	Value ($)
Connecticut (continued)
CT Health & Educational Facilities Authority (continued)	Yale University: Series 1997 T-1, 3.540% 07/01/29 (a)	5,695,000	5,695,000
	Series 2003 X-3, 3.540% 07/01/37 (a)	9,465,000	9,465,000

CT Housing Finance Authority	Series 2004 A4, AMT, Insured: AMBAC, SPA: DEPFA Bank PLC 3.440% 05/15/26 (a)	2,060,000	2,060,000
	Series 2005, AMT: LIQ FAC: Landesbank Hessen-Thuringen, GIC: Rabobank International 3.460% 11/15/09 (a)	185,000	185,000
	LIQ FAC: Lehman Liquidity Co. 3.520% 11/15/29 (a)	9,000,000	9,000,000

CT New Haven	3.640% 09/13/06	1,905,000	1,905,000

CT Regional School District No. 5	Series 2005, 4.500% 11/29/06	2,000,000	2,005,902

CT Regional School District No. 10	Series 2006, 4.500% 08/13/07	4,000,000	4,030,788

CT Special Tax Obligation Revenue	Series 2000-1, Insured: FGIC, SPA: Dexia Public Finance Bank 3.440% 09/01/20 (a)	3,240,000	3,240,000
	Series 2003-2, Insured: AMBAC 3.440% 02/01/22 (a)	6,420,000	6,420,000

CT State	Series 1997 B, SPA: Bayerische Landesbank 3.380% 05/15/14 (a)	1,100,000	1,100,000
	Series 2001, LIQ FAC: JPMorgan Chase Bank 3.570% 06/15/15 (a)	1,300,000	1,300,000
	Series 2001 A, SPA: Landesbank Hessen-Thuringen 3.410% 02/15/21 (a)	6,040,000	6,040,000

CT University	Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 3.430% 01/15/11 (a)	3,100,000	3,100,000

Connecticut Total			95,317,474

Florida – 4.1%
FL Higher Educational Facilities Financing Authority	St. Thomas University, Series 2003, LOC: SunTrust Bank 3.570% 01/01/19 (a)	5,405,000	5,405,000

Florida Total			5,405,000

Illinois – 0.4%
IL Chicago Board of Education	Series 2005 D-2, Insured: CIFG, SPA: DEPFA Bank PLC 3.580% 03/01/36 (a)	480,000	480,000

Illinois Total			480,000

See Accompanying Notes to Financial Statements.

10

		Par ($)	Value ($)
Indiana – 1.3%
IN Health & Educational Facility Finance Authority	Jackson County Schneck Memorial, Series 2006 B, LOC: Fifth Third Bank 3.570% 02/15/36 (a)	1,775,000	1,775,000

Indiana Total			1,775,000

Kentucky – 0.0%
KY Breckinridge County	Series 2002 A, LOC: U.S. Bank N.A. 3.600% 02/01/32 (a)	35,000	35,000

Kentucky Total			35,000

Louisiana – 4.6%

LA Offshore Terminal Authority	Loop LLC, Series 2003 A, LOC: SunTrust Bank 3.570% 09/01/14 (a)	6,000,000	6,000,000

Louisiana Total			6,000,000

Mississippi – 1.0%
MS Jackson County Pollution Control	Chevron Corp., Series 1992, 3.410% 12/01/16 (a)	1,355,000	1,355,000

Mississippi Total			1,355,000

New York – 2.3%
NY Metropolitan Transportation Authority	Series 2005 G, LOC: BNP Paribas 3.570% 11/01/26 (a)	2,995,000	2,995,000

New York Total			2,995,000

Puerto Rico – 13.4%
PR Commonwealth of Puerto Rico Electric Power Authority	Series 2002-1, Insured: MBIA, LIQ FAC: Bank of New York 3.420% 07/01/20 (a)	3,000,000	3,000,000
	Series 2005-681, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 3.400% 07/01/12 (a)	1,770,000	1,770,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2005, Insured: AMBAC, CIFG, LIQ FAC: Dexia Credit Local 3.150% 10/12/06 (a)(b)	1,000,000	998,945
	Series 2006-219, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.400% 07/01/18 (a)(b)	1,200,000	1,200,000

PR Commonwealth of Puerto Rico Infrastructure Financing Authority	Series 2005 Z-6, Insured: FGIC, LIQ FAC: Goldman Sachs 3.470% 06/26/37 (a)	1,070,000	1,070,000

See Accompanying Notes to Financial Statements.

11

		Par ($)	Value ($)
Puerto Rico (continued)
PR Commonwealth of Puerto Rico Infrastructure Financing Authority (continued)	Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.400% 01/01/24 (a)	1,780,000	1,780,000

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2006, Insured: FGIC, LIQ FAC: JPMorgan Chase Bank 3.440% 08/01/10 (a)	2,100,000	2,100,000

PR Commonwealth of Puerto Rico	Series 2000-620, Insured: MBIA, SPA: Merrill Lynch Capital Services 3.400% 07/01/16 (a)	2,000,000	2,000,000
	Series 2001, Insured: FSA, LIQ FAC: Bank of New York 3.420% 07/01/27 (a)	1,775,000	1,775,000
	Series 2006, LIQ FAC: Goldman Sachs GTY AGMT: Goldman Sachs & Co. 3.440% 07/01/35 (a)	2,000,000	2,000,000

Puerto Rico Total			17,693,945
	Total Municipal Bonds (Cost of $131,716,419)		131,716,419

	Total Investments – 99.8% (Cost of $131,716,419) (c)		131,716,419

	Other Assets & Liabilities, Net – 0.2%		271,760

	Net Assets – 100.0%		131,988,179

Notes to Investment Portfolio:
(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(b)	Illiquid security.
(c)	Cost for federal income tax purposes is $131,716,419.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Investment Portfolio – Columbia Massachusetts Municipal Reserves (August 31, 2006)

Municipal Bonds – 99.8%

		Par ($)	Value ($)
Alabama – 0.6%
AL Birmingham Public Educational Building Authority	CHF-Birmingham LLC, Series 2000 A, LOC: Wachovia Bank N.A. 3.420% 06/01/30 (a)	1,445,000	1,445,000

Alabama Total			1,445,000

Massachusetts – 91.8%
MA Bay Transportation Authority	Sales Tax Revenue, Series 2005, LIQ FAC: Lehman Liquidity Co. 3.420% 07/01/31 (a)	4,000,000	4,000,000

MA Boston Water & Sewer Commission	Series 1994 A, LOC: State Street Bank & Trust Co. 3.370% 11/01/24 (a)	7,600,000	7,600,000

MA Development Finance Agency	3.580% 02/13/07	5,000,000	5,000,000
	Belmont Day School, Inc., Series 2001, LOC: Sovereign Bank FSB, LOC: PNC Bank N.A. 3.450% 07/01/31 (a)	4,000,000	4,000,000
	Boston College High School, Series 2003, LOC: Citizens Bank of Massachusetts 3.450% 08/01/33 (a)	3,000,000	3,000,000
	Dexter School, Series 2000, Insured: MBIA, SPA: First Union National Bank 3.450% 05/01/31 (a)	4,150,000	4,150,000
	Elderhostel, Inc., Series 2000, LOC: Citizens Bank of Massachusetts, LOC: Royal Bank of Scotland 3.410% 08/01/30 (a)	2,400,000	2,400,000
	Governor Dummer Academy, Series 2006 D, LOC: Citizens Bank of Massachusetts 3.450% 08/01/36 (a)	5,000,000	5,000,000
	ISO New England, Inc., Series 2005, LOC: KeyBank N.A. 3.430% 02/01/32 (a)	5,000,000	5,000,000
	Mystic Valley Regional Charter School, Series 2005, LOC: Sovereign Bank FSB, LOC: Bank of Nova Scotia 3.410% 06/15/08 (a)	2,530,000	2,530,000
	Series 2004 A, AMT, LOC: PNC Bank N.A. 3.450% 12/01/37 (a)	4,560,000	4,560,000
	Shady Hill School, Series 1998 A, LOC: Citizens Bank of Massachusetts 3.410% 10/01/28 (a)	4,700,000	4,700,000
	Various Bridgewell, Inc., Series 2005 A, LOC: KeyBank N.A. 3.430% 06/01/30 (a)	3,585,000	3,585,000
	Young Men’s Christian Association of Greater Boston, Series 2004 B, LOC: Citizens Bank of Massachusetts 3.420% 12/31/07 (a)	2,000,000	2,000,000

MA Eclipse Funding Trust	Series 2005, Insured: FSA, LIQ FAC: U.S. Bank Trust, N.A. 3.430% 08/15/24 (a)	6,370,000	6,370,000
	Series 2006, Insured: AMBAC, LIQ FAC: U.S. Bank Trust, N.A. 3.430% 07/01/35 (a)	3,385,000	3,385,000

See Accompanying Notes to Financial Statements.

13

		Par ($)	Value ($)
Massachusetts (continued)
MA Floater-TRS Trust	Series 2006, AMT, LIQ FAC: Lehman Liquidity Co. 3.500% 12/01/48 (a)	5,515,000	5,515,000

MA Health & Educational Facilities Authority	Emmanuel College, Series 2003, LOC: Allied Irish Bank PLC, LOC: State Street Bank & Trust Co. 3.400% 07/01/33 (a)	6,100,000	6,100,000
	Harvard University, Series 2000 Y, 3.200% 07/01/35 (a)	6,000,000	6,000,000
	Partners Healthcare Systems, Inc.: Series 2003 D-3, SPA: JPMorgan Chase Bank 3.400% 07/01/38 (a)	8,105,000	8,105,000
	Series 2003 D-4, SPA: Citibank N.A. 3.380% 07/01/38 (a)	1,700,000	1,700,000
	Series 1989, 3.250% 01/01/24 (a)	5,800,000	5,800,000
	Series 2003, Insured: MBIA, SPA: Merrill Lynch Capital Services 3.730% 01/01/09 (a)	6,350,000	6,350,000
	Series 2006, LOC: Allied Irish Bank PLC 3.410% 05/01/36 (a)	5,035,000	5,035,000

MA Health & Educational University	3.530% 09/11/06	2,000,000	2,000,000

MA Housing Finance Agency	Series 2003 G, SPA: HSBC Bank USA N.A. 3.380% 12/01/25 (a)	2,530,000	2,530,000
	Series 2005 R-421, AMT, Insured: FSA, LIQ FAC: Citibank N.A. 3.470% 07/01/22 (a)	4,700,000	4,700,000
	Series 2005, AMT, Insured: FSA, SPA: Merrill Lynch Capital Services 3.440% 07/01/25 (a)	1,500,000	1,500,000
	Series 2006 A, AMT, Insured: FSA, SPA: DEPFA Bank PLC 3.410% 07/01/16 (a)	1,500,000	1,500,000

MA Industrial Finance Agency	Buckingham Browne & Nichols School, Series 1997, LOC: State Street Bank & Trust Co. 3.420% 05/01/27 (a)	4,700,000	4,700,000
	Governor Dummer Academy, Series 1996, LOC: Citizens Bank of Massachusetts 3.450% 07/01/26 (a)	2,800,000	2,800,000
	Series 1996, AMT, LOC: Citizens Bank of Massachusetts 3.520% 05/01/16 (a)	1,700,000	1,700,000

MA Municipal Wholesale Electric Co.	Series 2001 A, Insured: MBIA 5.000% 07/01/07	7,000,000	7,072,164

MA Port Authority	Series 2005, AMT, Insured: AMBAC, LIQ FAC: Citibank N.A. 3.510% 01/01/22 (a)	2,500,000	2,500,000

MA Roaring Fork Municipal Products LLC	Series 2005-7 A, Insured: AMBAC, SPA: Bank of New York 3.450% 07/01/27 (a)	5,175,000	5,175,000

See Accompanying Notes to Financial Statements.

14

		Par ($)	Value ($)
Massachusetts (continued)
MA School Building Authority	Sales Tax Revenue, Series 2005 A, Insured: FSA, LIQ FAC: Citibank N.A. 3.460% 08/15/30 (a)	1,000,000	1,000,000

MA Shrewsbury	Series 2005, 4.500% 11/22/06	1,675,000	1,679,555

MA Special Obligation	Dedicated Tax Revenue, Series 2004, Insured: FGIC, SPA: Merrill Lynch Capital Services 3.430% 01/01/12 (a)	6,155,000	6,155,000

MA State	3.560% 09/06/06	6,700,000	6,700,000
	Series 1997 B, SPA: Landesbank Hessen-Thuringen 3.380% 08/01/15 (a)	10,145,000	10,145,000
	Series 2001 B, SPA: Landesbank Hessen-Thuringen 3.360% 01/01/21 (a)	1,500,000	1,500,000
	Series 2001 C, SPA: State Street Bank & Trust Co. 3.360% 01/01/21 (a)	495,000	495,000
	Series 2004, SPA: Dexia Credit Local 3.680% 08/01/16 (a)	3,520,000	3,520,000
	Series 2006 B-06, Insured: FGIC, SPA: Wachovia Bank N.A. 3.440% 08/01/21 (a)	4,995,000	4,995,000

MA University Building Authority Facilities	Series 2004, Insured: MBIA, SPA: Merrill Lynch Capital Services 3.430% 05/01/12 (a)	4,130,000	4,130,000
	Series 2006, Insured: AMBAC, SPA: DEPFA Bank PLC 3.400% 11/01/34 (a)	4,100,000	4,100,000

MA Water Resources Authority	3.500% 09/05/06	5,500,000	5,500,000
	Series 2001 B, Insured: FGIC, SPA: Bayerische Landesbank 3.390% 08/01/31 (a)	8,600,000	8,600,000
	Series 2002 C, LOC: Landesbank Hessen-Thuringen 3.500% 08/01/20 (a)	1,625,000	1,625,000

MA Weston	Series 2006, 4.500% 02/09/07	2,041,830	2,047,612

Massachusetts Total			210,254,331

Mississippi – 1.3%
MS Jackson County Pollution Control	Chevron Corp., Series 1993, 3.410% 06/01/23 (a)	2,950,000	2,950,000

Mississippi Total			2,950,000

Puerto Rico – 5.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2005, Insured: AMBAC, LIQ FAC: Dexia Credit Local 3.150% 10/12/06 (a)(b)	2,000,000	1,997,889

See Accompanying Notes to Financial Statements.

15

		Par ($)	Value ($)
Puerto Rico (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority (continued)	Series 2006, Insured: AMBAC, SPA: Merrill Lynch Capital Services 3.400% 07/01/18 (a)(b)	3,000,000	3,000,000

PR Commonwealth of Puerto Rico Public Finance Corp.	Series 2003-363, Insured: AMBAC, LIQ FAC: JPMorgan Chase Bank 3.400% 12/01/19 (a)	1,000,000	1,000,000

PR Commonwealth of Puerto Rico	Series 2006, LIQ FAC: Goldman Sachs & Co., GTY AGMT: Goldman Sachs & Co. 3.440% 07/01/35 (a)	7,000,000	7,000,000

Puerto Rico Total			12,997,889

Wyoming – 0.4%
WY Uinta County	Chevron Corp., Series 1993, 3.410% 08/15/20 (a)	785,000	785,000

Wyoming Total			785,000
	Total Municipal Bonds (Cost of $228,432,220)		228,432,220

	Total Investments – 99.8% (Cost of $228,432,220) (c)		228,432,220

	Other Assets & Liabilities, Net – 0.2%		545,991

	Net Assets – 100.0%		228,978,211

Notes to Investment Portfolio:
(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(b)	Illiquid security.
(c)	Cost for federal income tax purposes is $228,432,220.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

16

Statements of Assets and Liabilities – Columbia Money Market Funds (August 31, 2006)

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets	Investments, at cost	131,716,419	228,432,220

	Investments, at value	131,716,419	228,432,220
	Cash	847	745
	Receivable for:
	Fund shares sold	—	750
	Interest	655,007	1,103,784
	Deferred Trustees’ compensation plan	23,332	32,375
	Expense reimbursement or waiver due from Investment Advisor and/or Administrator	62,745	67,280
	Total Assets	132,458,350	229,637,154

Liabilities	Payable for:
	Distributions	314,642	468,261
	Investment advisory fee	13,747	24,070
	Administration fee	5,168	12,474
	Transfer agent fee	318	273
	Pricing and bookkeeping fees	6,492	7,774
	Trustees’ fees	6,938	6,938
	Audit fees	48,000	48,000
	Shareholder servicing fee – Retail A Shares	2,014	7,870
	Custody fee	532	442
	Legal fee	40,002	41,000
	Chief compliance officer expenses	672	775
	Deferred Trustees’ fees	23,332	32,375
	Other liabilities	8,314	8,691
	Total Liabilities	470,171	658,943

	Net Assets	131,988,179	228,978,211

Net assets consist of	Paid-in capital	131,999,454	228,943,142
	Undistributed (Overdistributed) net investment income	(5,391)	35,069
	Accumulated net realized gain (loss)	(5,884)	—
	Net Assets	131,988,179	228,978,211

Retail A Shares	Net assets	22,353,598	69,742,858
	Shares outstanding	22,360,728	69,705,995
	Net asset value and offering price per share	1.00	1.00

G-Trust Shares	Net assets	109,634,581	159,235,353
	Shares outstanding	109,638,727	159,237,148
	Net asset value and offering price per share	1.00	1.00

See Accompanying Notes to Financial Statements.

17

Statements of Operations – Columbia Money Market Funds

(For the Period Ended August 31, 2006)

		Columbia	Columbia
		Connecticut	Massachusetts
		Municipal	Municipal
		Reserves ($) (a)	Reserves ($) (a)
Investment income	Income:
	Interest	1,068,054	2,052,200

Expenses	Investment advisory fee	44,601	85,630
	Administration fee	11,517	34,764
	Shareholder servicing fee – Retail A Shares	6,162	13,586
	Transfer agent fee	484	604
	Pricing and bookkeeping fees	18,802	22,858
	Trustees’ fees	2,172	2,173
	Custody fee	5,396	4,189
	Audit fee	24,259	24,250
	Legal fee	38,807	39,008
	Chief compliance officer expenses	1,008	1,163
	Other expenses	13,817	11,522
	Total Expenses	167,025	239,747

	Fees waived/reimbursed by Investment Advisor and/or Administrator	(97,690)	(110,426)
	Custody earnings credit	(3,705)	(1,561)
	Net Expenses	65,630	127,760

	Net Investment Income	1,002,424	1,924,440

	Net realized gain on investments	1,354	360

	Net Increase resulting from Operations	1,003,778	1,924,800

(a)          The Funds changed their fiscal year ends from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

See Accompanying Notes to Financial Statements.

18

Statements of Operations – Columbia Money Market Funds

(For the Year Ended May 31, 2006)

		Columbia	Columbia
		Connecticut	Massachusetts
		Municipal	Municipal
		Reserves ($) (a)	Reserves ($) (a)
Investment income	Income:
	Interest	3,105,505	5,216,457
	Dividends	13,557	19,942
	Total Income	3,119,062	5,236,399

Expenses	Investment advisory fee	295,558	476,576
	Administration fee	53,387	109,117
	Shareholder servicing fee – Retail A Shares	23,101	32,895
	Transfer agent fee:
	Retail A Shares	4,369	5,775
	G-Trust Shares	2,246	1,766
	Pricing and bookkeeping fees	63,247	69,375
	Trustees’ fees	13,309	14,761
	Custody fee	10,533	9,498
	Registration fee	44,278	18,786
	Chief compliance officer expenses	4,566	5,041
	Other expenses	60,240	65,990
	Total Expenses	574,834	809,580

	Fees waived/reimbursed by Investment Advisor and/or Administrator	(143,832)	(145,404)
	Fees waived by Investment Advisor:
	Retail A Shares	(2,692)	—
	G-Trust Shares	(18)	(18)
	Custody earnings credit	(1,110)	(1,298)
	Net Expenses	427,182	662,860

	Net Investment Income	2,691,880	4,573,539

	Net realized gain (loss) on investments	(6,799)	1,440

	Net Increase resulting from Operations	2,685,081	4,574,979

(a)   Effective November 23, 2005, Trust Shares were redesignated as G-Trust Shares.

See Accompanying Notes to Financial Statements.

19

Statements of Changes in Net Assets – Columbia Connecticut Municipal Reserves

		Period	Year	Year
		Ended	Ended	Ended
		August 31,	May 31,	May 31,
Increase (Decrease) in Net Assets		2006 ($)(a)	2006 ($)	2005 ($)

Operations	Net investment income	1,002,424	2,691,880	2,026,485
	Net realized gain (loss) on investments	1,354	(6,799)	(439)
	Net Increase resulting from Operations	1,003,778	2,685,081	2,026,046

Distributions Declared to Shareholders	From net investment income:
	Retail A Shares	(203,333)	(609,782)	(1,319,025)
	G-Trust Shares	(799,091)	(2,082,098)	(707,460)
	Total Distributions Declared to Shareholders	(1,002,424)	(2,691,880)	(2,026,485)

Share Transactions	Retail A Shares
	Subscriptions	8,788,462	62,920,996	332,186,241
	Distributions reinvested	203,317	607,924	1,026,371
	Redemptions	(11,608,255)	(51,608,996)	(558,278,862)
	Net Increase (Decrease)	(2,616,476)	11,919,924	(225,066,250)

	G-Trust Shares
	Subscriptions	87,377,591	128,829,038	150,640,742
	Distributions reinvested	—	—	67
	Redemptions	(52,318,619)	(148,708,586)	(56,191,519)
	Net Increase (Decrease)	35,058,972	(19,879,548)	94,449,290
	Net Capital Share Transactions	32,442,496	(7,959,624)	(130,616,960)
	Total Increase (Decrease) in Net Assets	32,443,850	(7,966,423)	(130,617,399)

Net Assets	Beginning of period	99,544,329	107,510,752	238,128,151
	End of period	131,988,179	99,544,329	107,510,752
	Undistributed (Overdistributed) net investment income at end of period	(5,391)	(5,391)	(5,392)

Changes in Shares	Retail A Shares
	Subscriptions	8,788,462	62,920,180	332,186,241
	Distributions reinvested	203,317	607,924	1,026,371
	Redemptions	(11,608,255)	(51,608,996)	(558,278,862)
	Net Increase (Decrease)	(2,616,476)	11,919,108	(225,066,250)

	G-Trust Shares
	Subscriptions	87,377,591	128,829,038	150,640,742
	Distributions reinvested	—	—	67
	Redemptions	(52,318,619)	(148,708,586)	(56,191,519)
	Net Increase (Decrease)	35,058,972	(19,879,548)	94,449,290

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

See Accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets – Columbia Massachusetts Municipal Reserves

Increase (Decrease) in Net Assets		Period Ended August 31, 2006 ($) (a)	Year Ended May 31, 2006 ($)	Year Ended May 31, 2005 ($)
Operations	Net investment income	1,924,440	4,573,539	3,101,671
	Net realized gain (loss) on investments	360	1,440	—

	Net Increase resulting from Operations	1,924,800	4,574,979	3,101,671

Distributions Declared to Shareholders	From net investment income:
	Retail A Shares	(563,245)	(1,263,717)	(1,927,207)
	G-Trust Shares	(1,361,195)	(3,309,822)	(1,174,464)
	Total Distributions Declared to Shareholders	(1,924,440)	(4,573,539)	(3,101,671)

Share Transactions	Retail A Shares
	Subscriptions	38,181,541	160,430,856	796,096,340
	Distributions reinvested	562,086	1,239,608	1,485,293
	Redemptions	(25,920,025)	(143,340,692)	(1,042,817,641)
	Net Increase (Decrease)	12,823,602	18,329,772	(245,236,008)

	G-Trust Shares
	Subscriptions	68,957,524	317,744,452	307,430,061
	Distributions reinvested	—	—	23
	Redemptions	(62,426,197)	(291,640,135)	(181,740,198)
	Net Increase (Decrease)	6,531,327	26,104,317	125,689,886
	Net Capital Share Transactions	19,354,929	44,434,089	(119,546,122)
	Total Increase (Decrease) in Net Assets	19,355,289	44,435,529	(119,546,122)

Net Assets	Beginning of period	209,622,922	165,187,393	284,733,515
	End of period	228,978,211	209,622,922	165,187,393
	Undistributed (Overdistributed) net investment income at end of period	35,069	34,709	33,269

Changes in Shares	Retail A Shares
	Subscriptions	38,181,541	160,381,126	796,096,340
	Distributions reinvested	562,086	1,239,608	1,485,293
	Redemptions	(25,920,025)	(143,340,692)	(1,042,817,641)
	Net Increase (Decrease)	12,823,602	18,280,042	(245,236,008)

	G-Trust Shares
	Subscriptions	68,957,524	317,744,342	307,430,061
	Distributions reinvested	—	—	23
	Redemptions	(62,426,197)	(291,640,165)	(181,740,198)
	Net Increase (Decrease)	6,531,327	26,104,177	125,689,886

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	Period Ended August 31,		Year Ended May 31,				Period Ended May 31,		Year Ended October 31,
	2006 (a)		2006 (b)		2005	2004	2003 (c)		2002		2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.008	(d)	0.024	(d)	0.010	0.004	0.004		0.009		0.024

Less Distributions Declared to Shareholders:
From net investment income	(0.008)		(0.024)		(0.010)	(0.004)	(0.004)		(0.009)		(0.024)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (e)(f)	0.83	%(g)	2.43%		1.03%	0.37%	0.37	%(g)	0.88%		2.39%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(h)(i)	0.46	%(h)	0.64%	0.63%	0.63	%(i)	0.62%		0.62%
Net investment income	3.30	%(h)(i)	2.41	%(h)	0.96%	0.37%	0.64	%(i)	0.87%		2.36%
Waiver/reimbursement	0.33	%(i)	0.14%		0.03%	0.01%	—	%(i)(j)	—	%(j)	—	%(j)
Net assets, end of period (000’s)	$22,354		$24,970		$13,051	$238,118	$269,559		$298,769		$273,925

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)         On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was reorganized as Columbia Connecticut Municipal Reserves.

(c)          The Fund changed its fiscal year end from October 31 to May 31.

(d)         Per share data was calculated using average shares outstanding during the period.

(e)          Total return at net asset value assuming all distributions reinvested.

(f)            Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)         Not annualized.

(h)         The benefits derived from custody credits had an impact of less than 0.01%.

(i)             Annualized.

(j)             Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares

	Period Ended August 31,		Year Ended May 31,				Period Ended May 31,
	2006 (a)		2006 (b)(c)		2005		2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions Declared to Shareholders:
From net investment income	(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.86	%(h)	2.52%		1.13%		0.13	%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Net investment income	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Waiver/reimbursement	0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net assets, end of period (000’s)	$109,635		$74,575		$94,459		$10

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)         Effective on November 23, 2005, Trust Shares were redesignated as G-Trust Shares.

(c)          On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was reorganized as Columbia Connecticut Municipal Reserves.

(d)         G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)          Per share data was calculated using average shares outstanding during the period.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)         Not annualized.

(i)             The benefits derived from custody credits had an impact of less than 0.01%.

(j)             Annualized.

(k)          Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	Period Ended August 31,		Year Ended May 31,				Period Ended May 31,		Year Ended October 31,
	2006 (a)		2006 (b)		2005	2004	2003 (c)		2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.008	(d)	0.024	(d)	0.011	0.004	0.004		0.010	0.026

Less Distributions Declared to Shareholders:
From net investment income	(0.008)		(0.024)		(0.011)	(0.004)	(0.004)		(0.010)	(0.026)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.84	%(g)	2.47%		1.11%	0.42%	0.39	%(g)	1.02%	2.59%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.28	%(h)(i)	0.42	%(h)	0.60%	0.59%	0.58	%(i)	0.57%	0.59%
Net investment income	3.31	%(h)(i)	2.48	%(h)	1.04%	0.42%	0.67	%(i)	1.01%	2.55%
Waiver/reimbursement	0.19	%(i)	0.08%		0.02%	0.01%	—	%(i)(j)	0.01%	—	%(j)
Net assets, end of period (000’s)	$69,743		$56,919		$38,586	$283,822	$411,600		$447,525	$521,739

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)         On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was reorganized as Columbia Massachusetts Municipal Reserves.

(c)          The Fund changed its fiscal year end from October 31 to May 31.

(d)         Per share data was calculated using average shares outstanding during the period.

(e)          Total return at net asset value assuming all distributions reinvested.

(f)            Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)         Not annualized.

(h)         The benefits derived from custody credits had an impact of less than 0.01%.

(i)             Annualized.

(j)             Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares

	Period Ended August 31,		Year Ended May 31,			Period Ended May 31,
	2006 (a)		2006 (b)(c)		2005	2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions Declared to Shareholders:
From net investment income	(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Net investment income	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Waiver/reimbursement	0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net assets, end of period (000’s)	$159,235		$152,704		$126,602	$912

(a)          The Fund changed its fiscal year end from May 31 to August 31. Therefore, the period presented is for the three-month period beginning June 1, 2006 through August 31, 2006.

(b)         Effective on November 23, 2005, Trust Shares were redesignated as G-Trust Shares.

(c)          On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was reorganized as Columbia Massachusetts Municipal Reserves.

(d)         G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)          Per share data was calculated using average shares outstanding during the period.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Had the Investment Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)         Not annualized.

(i)             The benefits derived from custody credits had an impact of less than 0.01%.

(j)             Annualized.

See Accompanying Notes to Financial Statements.

25

Notes to Financial Statements – Columbia Money Market Funds (August 31, 2006)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”).

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from May 31 to August 31. Accordingly, the accompanying financial statements pertain to the period from June 1, 2006 to August 31, 2006.

Investment Goals

Columbia Connecticut Municipal Reserves seeks to provide current income exempt from federal income tax and the Connecticut state income tax on individuals, trusts and estates. Columbia Massachusetts Municipal Reserves seeks to provide current income exempt from federal income tax and the income tax imposed by the Commonwealth of Massachusetts. Both Funds seek relative stability of principal and liquidity.

Fund Shares

Each Fund may issue an unlimited number of shares and offers two series of shares: Retail A Shares and G-Trust Shares. Both series of shares are offered continuously at net asset value. Each series has its own expense structure. Retail A Shares are only available to existing shareholders of Retail A Shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

Determination of Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year,

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and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclassifications and redemption based payments treated as dividends paid deduction were identified and reclassified among the components of the Funds’ net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/Loss	Paid-In Capital
Columbia Connecticut Municipal Reserves	$—	$—	$—
Columbia Massachusetts Municipal Reserves	360	(360)	—

Net investment income and net realized gains (losses), as disclosed in the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the period ended August 31, 2006 and the years ended May 31, 2006 and May 31, 2005 was as follows:

August 31, 2006

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$988,375	$14,049	$—
Columbia Massachusetts Municipal Reserves	1,912,541	11,899	—

May 31, 2006

	Tax-Exempt Income	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$2,691,880	$—
Columbia Massachusetts Municipal Reserves	4,572,099	1,440

May 31, 2005

	Tax-Exempt Income	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$2,026,485	$—
Columbia Massachusetts Municipal Reserves	3,101,671	—

*                 For tax purposes, short term capital gain distributions, if any, are considered ordinary income distributions.

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As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income
Columbia Connecticut Municipal Reserves	$322,659	$—
Columbia Massachusetts Municipal Reserves	522,926	—

The following capital loss carryforwards for Columbia Connecticut Municipal Reserves may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
08/31/13	$440
08/31/14	5,445

During the period ended August 31, 2006, neither of the funds utilized capital loss carryforwards.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on each Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.15% of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the administration agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly, at the annual rate of 0.10% of each Fund’s average daily net assets less the fees payable by the Funds under the pricing and bookkeeping agreement (described below).

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Corporation (“State Street”). As a result, Columbia pays State Street the total fees payable under the pricing and bookkeeping agreement.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000. The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and

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account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period ended August 31, 2006, the annualized effective transfer agent fee rates, inclusive of out-of-pocket fees, for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were 0.002% and 0.001%, respectively, of each Fund’s average daily net assets.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A Shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A Shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Expense Limits and Fee Reimbursements

Columbia has contractually agreed to waive fees and/or reimburse expenses through December 31, 2007 to the extent that total expenses (excluding interest expense and shareholder servicing fees) exceed the annual rate of 0.20% of each Fund’s average daily net assets.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds’ Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities.

In addition, the Funds assumed the assets and liabilities of the Galaxy deferred compensation plan. The Galaxy deferred compensation plan may be terminated at any time. Obligations of the plan will be paid solely out of the Funds’ assets.

Note 5. Shares of Beneficial Interest

As of August 31, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	83.1%
Columbia Massachusetts Municipal Reserves	69.6

As of August 31, 2006, several of the Funds also had shareholders that held greater than 5% of the shares

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outstanding over which BOA and/or its affiliates did not have investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	2	15.1%
Columbia Massachusetts Municipal Reserves	1	28.3

Note 6. Disclosure of Significant Risks and Contingencies

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their respective political subdivisions, agencies and public authorities to obtain funds for various purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s specific municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

The Funds each hold certain investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default, or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investor Services Inc. At August 31, 2006, investments supported by private issuers that represent greater than 5% of the total investments of each Fund are as follows:

Columbia Connecticut Municipal Reserves
Ambac Assurance Corp.	9.5%
Financial Guaranty Insurance Co.	8.8
SunTrust Bank	8.7
MBIA Insurance Corp.	6.9
KBC Bank N.V.	5.1

Columbia Massachusetts Municipal Reserves
MBIA Insurance Corp.	9.5%
Citizens Bank of Massachusetts	9.5
Ambac Assurance Corp.	9.3
Financial Guaranty Insurance Co.	8.7
Financial Security Assurance, Inc.	6.6
State Street Bank & Trust Co.	5.4

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

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Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but Plaintiffs responded by filing an Amended Complaint that added claims under the federal securities laws. Nations Funds Trust filed a motion to dismiss the Amended Complaint, which is currently pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006, but on September 5, 2006, the plaintiffs filed an Amended Complaint. The Funds, William Carmichael and others filed a motion to dismiss the Amended Complaint on October 6, 2006, which is currently pending.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

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Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (constituting part of Columbia Funds Series Trust, hereafter collectively referred to as the “Funds”) at August 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 26, 2006

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Unaudited Information – Columbia Money Market Funds

Federal Income Tax Information

Each Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2006, the following percentage of distributions made from net investment income of the Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Fund	Federal Exempt Percentage
Columbia Connecticut Municipal Reserves	99.0%
Columbia Massachusetts Municipal Reserves	99.0%

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Fund Governance

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Disinterested Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (consulting), through present.

William P. Carmichael (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Trustee and Chairman of the Board; retired.

William A. Hawkins (Born 1942) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking-IndyMac Bancorp, Inc., from September 199 to August 2003.

R. Glenn Hilliard (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), from April 2003 through current, Chairman and Chief Executive Officer, ING Americas, from 1999 to April 2003; and Non-Executive Chairman, Conseco, Inc. (insurance), from September 2004 through current.

Minor M. Shaw (Born 1947) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President, Micco Corporation and Mickel Investment Group.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

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Fund Governance

Officers

Officers

Name, address and Year of Birth, Position with Columbia funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02111 President (since 2004)

Head of Mutual Funds since August, 2004 and Managing Director of the Advisor since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since February, 1998.

Mary Joan Hoene (Born 1949) 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Columbia Fund Complex; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)

Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

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Name, address and Year of Birth, Position with Columbia funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Ty S. Edwards (Born 1966) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Vice President of the Advisor from July, 2002 to December, 2005; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02111 Controller (since 2006)

Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

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Columbia Funds

Growth Funds

Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds

Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds

Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoalTM Balanced Growth Portfolio
Columbia LifeGoalTM Growth Portfolio
Columbia LifeGoalTM Income Portfolio
Columbia LifeGoalTM Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds

Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

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Taxable Bond Funds

Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds

Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds

Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Important Information About This Report

Columbia Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of each fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

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Columbia Money Market Funds Annual Report - August 31, 2006	PRSRT STD U.S. Postage PAID Holliston, MA Permit NO. 20

©2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC - 42/113674 (0806) 06/30568

Columbia Money Market Funds

Annual Report – August 31, 2006

•                  Columbia Government Plus Reserves

•      Columbia Prime Reserves

NOT FDIC INSURED	May Lose Value
No Bank Guarantee

Columbia Government Plus Reserves	2

Columbia Prime Reserves	5

Investment Portfolios	9

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	26

Notes to Financial Statements	38

Report of Independent Registered Public Accounting Firm	46

Fund Governance	47

Columbia Funds	50

Important Information about This Report	52

An Investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, It is possible to lose money by investing in money market mutual funds.

The views expressed in the President’s Message and Portfolio Managers’ Reports reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message – Columbia Money Market Funds

Dear Shareholder:

We appreciate your continued confidence in the Columbia Funds. Many of the product changes and other initiatives we have told you about in the prior 18 months have been fully completed. The results have been as we expected — a more streamlined product offering with lower expense ratios for the majority of our funds. When coupled with the improvements in our investment process, we believe Columbia Management is well positioned to provide you with an array of products to meet your investment needs.

We have also made improvements to our servicing platform. Website enhancements and improved account access at www.columbiafunds.com and a recently upgraded automated phone system available at 800.345.6611 provide you with everything you need to manage your relationship with Columbia 24 hours a day, 7 days a week. The new phone system is equipped with an advanced speech recognition system that allows callers to interact with the system using natural spoken commands.

After secure login, you can buy, sell or exchange funds either on-line or over the phone. (Buying shares requires that a link has been established between your bank account and Columbia Funds account). Up to-date performance and pricing information is also available on-line or over the phone. We will continue to look for ways to expand capabilities for you in the future.

So, as you read the enclosed portfolio manager commentary on your fund and what has driven its performance results, be assured that we will not rest on the recent success of our product and service enhancements. We will continue to seek ways to provide you with better financial solutions and consistent, high-quality results. We value your relationship with us and will work hard to earn your continued trust.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

Economic Update – Columbia Money Market Funds

The US economy grew at a solid but uneven pace during the 10-month period(1) that began November 1, 2005 and ended August 31, 2006. Gross domestic product (GDP) expanded at an estimated annualized rate of approximately 3.6% as job growth provided support for consumer spending. Rising profits freed up cash for business spending, which picked up during the period. Personal income rose.

Yet, these overall measures masked a host of challenges, which led to considerable volatility during the 10-month period. Hurricanes Katrina and Rita, which devastated the Gulf Coast late last summer, continued to disrupt the flow of energy products for months. Consumer confidence plummeted in the wake of the storms, and economic growth fell to a mere 1.8% in the fourth quarter of 2005.

The economy regained considerable momentum early in 2006. GDP growth rebounded to 5.6%. Job growth resumed at a healthy pace, and consumer confidence rebounded. Yet, the once strong housing market showed signs of serious slowing. Inflation edged higher as record-high energy prices took a bigger bite out of household budgets. Consumer spending growth moved lower in the final months of the period, and economic growth slowed to a pace of approximately 2.5%. After 17 consecutive short-term interest rate hikes, the Fed took no action in its August meeting. The federal funds rate, a key short-term lending rate, ended the period at 5.25%.

Bond market maintained a positive return

The US bond market delivered modest, but positive returns, as interest rates edged lower for the last two months of the period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.74%, higher than where it started. In this environment, the Lehman Brothers U.S. Aggregate Bond Index returned 3.59% for the 10-month period. High-yield bonds led the fixed-income markets as investors appeared to feel more comfortable with risk. The Merrill Lynch U.S. High Yield, Cash Pay Index returned 7.28%.

Stocks moved higher

Despite bouts of volatility, the S&P 500 Index — a broad measure of large company stock market performance — returned 9.84% for this reporting period. Small- and mid-cap stocks did better than large-cap stocks. The Russell 2000 Index returned 12.51%, while the Russell Midcap Index returned 10.95%.(2) Energy stocks and real estate investment trusts led the US stock market. However, energy pulled back in the final months of the period as commodity prices retreated.

(1)   Effective August 16, 2006 the Fund changed its fiscal year end from October 31 to August 31.

(2)   The Russell Midcap Index is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization. Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Summary

For the 10-month period ended August 31, 2006

•      Investment-grade bonds rebounded in the final months of the period, lifting the Lehman Brothers U.S. Aggregate Bond Index to a positive return. High-yield bonds led the fixed-income markets, as measured by the Merrill Lynch U.S. High Yield, Cash Pay Index.

Lehman Index	Merrill Lynch Index

•      Despite volatility, the broad stock market, as measured by the S&P 500 Index, returned 9.84%. Small cap stocks, as measured by the Russell 2000 Index, outperformed large cap stocks.

S&P Index	Russell Index

The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The Merrill Lynch U.S. High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell 2000 Index tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization.

Unlike the funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

1

Understanding Your Expenses – Columbia Government Plus Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•      For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•      For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.     Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.     In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

03/01/06 – 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,024.30	1,024.20	1.02	1.02	0.20
Liquidity Class	1,000.00	1,000.00	1,023.39	1,023.44	1.79	1.79	0.35
Adviser Class	1,000.00	1,000.00	1,022.99	1,022.94	2.29	2.29	0.45
Institutional Class	1,000.00	1,000.00	1,024.10	1,024.00	1.22	1.22	0.24
Retail A	1,000.00	1,000.00	1,023.79	1,023.69	1.53	1.53	0.30
G-Trust	1,000.00	1,000.00	1,024.30	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365. Effective August 16, 2006 the Fund changed its fiscal year end from October 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

2

Portfolio Manager’s Report – Columbia Government Plus Reserves

The Board of Trustees for Columbia Government Plus Reserves has approved the change of the fund’s fiscal year end from October 31 to August 31. As a result, this report covers the 10-month period since the last annual report. The next report you receive will be for the six-month period from September 1, 2006 through February 28, 2007.

For the 10-month period ended August 31, 2006, Columbia Government Plus Reserves Capital class shares returned 3.81%. (The 7-day current yield as of 8/31/06 for Capital class shares was 5.15%. The 7-day current yield quotation more closely reflects the current earnings of the fund than the total return quotation.) The average return of the fund’s peer group, the Lipper Institutional U.S. Government Money Market Funds Category, was 3.62%.(1) By focusing the fund’s investments on extremely short-term securities and floating-rate notes, the fund was able to outperform the average return of its peer group.

As has been the case for more than two years now, the Federal Reserve Board (the Fed) set the tone for the money markets by placing steady upward pressure on the level of short-term interest rates. During this reporting period, the Fed raised the federal funds rate — a closely watched overnight lending rate for banks — from 4.00% to 5.25%. The Fed’s actions were spurred by concerns that inflation would result from the country’s robust economic growth. Even though core inflation has pushed slightly beyond the Fed’s comfort range, it elected not to raise rates at its August meeting — the first time in more than two years that a Fed meeting did not result in a rate hike.

In response to rising short-term interest rates, the fund maintained a consistent position in floating-rate notes, which accounted for roughly 40% of total assets throughout the period. Another 25% of the fund was invested in overnight repurchase agreements, whereby the seller agrees to repurchase the securities at an agreed upon price. These investments provided a welcome alternative to longer-term agency securities, most of which traded at rich premiums throughout the period. With a significant percentage of total assets devoted to extremely short-term instruments, the fund’s yield was able to track higher — and quickly — with the Fed’s rate increases. With the remainder of the portfolio, we maintained a weighted average maturity under 45 days for most of the period.

Looking ahead

We anticipate that the Fed’s actions will be more difficult to anticipate going forward than they were under former chairman Greenspan, as different camps regarding inflation appear to have emerged among the current Fed governors. Until we see evidence of a dramatic slowdown in the economy and talk of bringing short-term rates down again, we do not plan to make any significant changes to the fund’s positioning.

(1)   Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

3.81% Capital Shares

3.62% Lipper Institutional U.S. Government Money Market Funds Category

3

Fund Profile – Columbia Government Plus Reserves

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

Summary

•      For the 10-month period ended August 31, 2006, the fund’s Capital class shares returned 3.81%.

•      The fund’s return was above average within the money-market fund universe.

•      An emphasis on floating-rate notes and a short maturity profile helped the fund’s relative performance.

Portfolio Management

Craig Weisenberger has managed or co-managed Columbia Government Plus Reserves since November 2005 and has been with the advisor or its predecessors since 1999.

4

Understanding Your Expenses – Columbia Prime Reserves

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•      For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•      For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.     Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.     In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

03/01/06 – 08/31/06

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,025.10	1,024.40	0.82	0.82	0.16
Liquidity Class	1,000.00	1,000.00	1,022.79	1,023.64	1.58	1.58	0.31
Adviser Class	1,000.00	1,000.00	1,023.79	1,023.14	2.09	2.09	0.41
Institutional Class	1,000.00	1,000.00	1,024.90	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent six-month period and divided by 365. Effective August 16, 2006 the Fund changed its fiscal year end from October 31 to August 31.

Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different portfolios. If these transaction costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

5

Portfolio Manager’s Report – Columbia Prime Reserves

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

3.94% Capital Shares

3.64% Lipper Institutional Money Market Funds Category

The Board of Trustees for Columbia Prime Reserves has approved the change of the fund’s fiscal year end from October 31 to August 31. As a result, this report covers the 10-month period since the last annual report. The next report you receive will be for the six-month period from September 1, 2006 through February 28, 2007.

For the 10-month period ended August 31, 2006, Columbia Prime Reserves Capital class shares returned 3.94%. (The 7-day current yield as of 8/31/06 for Capital class shares was 5.25%. The 7-day current yield quotation more closely reflects the current earnings of the fund than the total return quotation.) The fund’s return exceeded the 3.64% average return of the Lipper Institutional Money Market Funds Category(1) primarily because it kept maturities extremely short.

Fed action dominated money markets

In an effort to manage economic growth to a level that would avoid a spike in inflation, the Federal Reserve Board (the Fed) continued to raise the overnight lending rate up until the last month of the 10-month period covered by this report. The Fed raised the federal funds rate from 3.75% to 5.25% in six quarter-point increments between October 31, 2005, and August 31, 2006, holding the key short-term interest rate steady when it met in August. In this environment, the fund kept its weighted average maturity relatively short, which was a positive factor for performance.

At the beginning of the period, the fund’s weighted average maturity was 30 days or less. This short maturity was made possible by a high concentration in weekly variable rate demand notes (VDRNs). The interest rate on these notes resets every week, a feature that enabled the fund’s yield to adjust upward quickly as short-term rates rose. Late in the period, when it became clear that the Fed was contemplating a pause in its rate increases, we began to purchase securities at the long end of our maturity spectrum — 13 months, and the fund’s weighted average maturity lengthened to between 40 and 50 days.

In particular, we were willing to extend the fund’s maturities when the 12-month London Interbank Offer Rate, known as LIBOR, offered yields above our future target rate for fed funds. These “extension trades” were especially attractive in the early summer, when the LIBOR rate peaked at about 5.75%. By the end of the period, a rally in one-year securities reduced the LIBOR rate to approximately 5.40%

Looking ahead

We expect the Fed and its actions are likely to continue as the dominant theme in the money markets for the year ahead. As we become more confident that the Fed has reached the end of its cycle of higher rates, we plan to reposition the portfolio with a more “barbelled” structure, emphasizing securities at the long and short ends of the money market universe, with little or no exposure to intermediate maturities.

(1)   Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

6

Fund Profile – Columbia Prime Reserves

Summary

•      For the 10-month period ended August 31, 2006, the fund’s Capital class shares returned 3.94%.

•      The fund slightly outperformed its Lipper peer group during the period.

•      An emphasis on securities with extremely short maturities and floating-rate notes helped the fund achieve an above-average return.

Portfolio Management

Patrick Graham has managed or co-managed Columbia Prime Reserves since November 2005 and has been with the advisor or its predecessors since 2004.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds.

7

Financial Statements – Columbia Money Market Funds (August 31, 2006)

A guide to understanding your fund’s financial statements

Investment Portfolio

The investment portfolio details all of the fund’s holdings and their values as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

Statements of Assets and Liabilities

This statement details the fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund’s liabilities (including any unpaid expenses) from the total of the fund’s investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

Statements of Operations

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets

This statement demonstrates how the fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Financial Highlights

The financial highlights demonstrate how the fund’s net asset value per share was affected by the fund’s operating results. The financial highlights table also discloses performance for each class of shares and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

8

Investment Portfolio – Columbia Government Plus Reserves (August 31, 2006)

Government & Agency Obligations – 67.4%

		Par ($)	Value ($)
U.S. Government Agencies – 67.4%
Federal Farm Credit Bank	2.940% 11/08/06	5,000,000	4,980,780
	5.240% 07/27/07 (a)	40,000,000	39,996,385
	5.250% 10/26/07 (a)	35,000,000	35,000,000
	5.280% 01/25/07 (a)	25,000,000	24,998,520
	5.306% 10/04/06 (a)	2,000,000	1,999,925

Federal Home Loan Bank	4.000% 04/25/07	8,000,000	7,936,879
	5.230% 02/14/08 (a)	10,000,000	9,997,185
	5.260% 09/01/06 (a)	10,000,000	10,000,000
	5.347% 01/10/08 (a)	20,000,000	19,989,430
	5.515% 09/18/07	8,000,000	8,000,000

Federal Home Loan Mortgage Corp.	2.800% 01/26/07	10,000,000	9,921,896
	4.763% 02/09/07	8,000,000	7,991,438
	5.181% 09/27/07 (a)	60,000,000	59,974,595
	5.302% 06/22/07 (a)	25,000,000	24,996,241
	5.351% 07/06/07 (a)	35,000,000	34,988,433
	5.375% 06/04/07	5,000,000	5,000,000
Federal National Mortgage Association	2.710% 01/30/07	3,866,000	3,823,730
	3.100% 03/14/07	10,528,000	10,410,752
	3.550% 02/16/07	2,050,000	2,038,532
	4.000% 10/16/06	15,000,000	14,990,014
	5.284% 06/21/07 (a)	25,000,000	24,992,176
	5.286% 09/07/06 (a)	25,000,000	24,999,988
	U.S. Government Agencies Total		387,026,899

	Total Government & Agency Obligations (cost of $387,026,899)		387,026,899

Repurchase Agreement – 33.9%
	Repurchase agreement with Deutsche Bank Securities, dated 08/31/06, due on 09/01/06, at 5.280%, collateralized by FNMA, FHLMC and FHLB bonds with various maturities to 08/28/17, market value $198,598,519 (repurchase proceeds $194,732,557)	194,704,000	194,704,000
	Total Repurchase Agreement (Cost of $194,704,000)		194,704,000
	Total Investments – 101.3% (Cost of $581,730,899) (b)		581,730,899
	Other Assets & Liabilities, Net – (1.3)%		(7,594,233)
	Net Assets – 100.0%		574,136,666

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(b)	Cost for federal income tax purposes is $581,730,899.

Acronym	Name
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Accompanying Notes to Financial Statements.

9

Investment Portfolio – Columbia Prime Reserves (August 31, 2006)

Corporate Bonds - 37.9%

		Par ($)	Value ($)
1212 Jackson LLC	LOC: Fifth Third Bank 5.330% 09/01/24 (a)	700,000	700,000

500 Thomas Moore Building LLC	LOC: Fifth Third Bank 5.330% 06/01/22 (a)	1,000,000	1,000,000

Allen Temple African Methodist Episcopal Church	LOC: Fifth Third Bank 5.330% 07/01/22 (a)	1,740,000	1,740,000

American Express Credit Corp.	5.506% 12/05/06 (a)	25,000,000	25,001,184

Basic Water Co. SPE1 LLC	LOC: U.S. Bank N.A. 5.340% 08/01/24 (a)	17,100,000	17,100,000

Berkeley Realty Co. LLC	LOC: Wachovia Bank N.A. 5.430% 03/01/22 (a)	4,460,000	4,460,000

Best One Tire & Services LLC	LOC: Fifth Third Bank 5.330% 02/01/18 (a)	7,745,000	7,745,000

Bonbright Distributors, Inc.	LOC: National City Bank 5.380% 10/01/08 (a)	2,500,000	2,500,000

Borcherding Associates LLC	LOC: Fifth Third Bank 5.330% 09/02/25 (a)	2,200,000	2,200,000

Cincinnati Hills Christian Academy, Inc.	LOC: Fifth Third Bank 5.330% 04/01/23 (a)	1,005,000	1,005,000

Consolidated Equities Realty #1 LLC	LOC: Wells Fargo Bank N.A. 5.330% 09/01/25 (a)	2,000,000	2,000,000

Corporate Finance Managers, Inc.	LOC: Wells Fargo Bank N.A. 5.390% 02/02/43 (a)	5,840,000	5,840,000

Credit Agricole SA	5.481% 08/23/07 (a)(b)	75,000,000	75,000,000

Cullinan Finance Corp.	5.289% 03/15/07 (a)(b)	53,000,000	52,996,987
	5.365% 08/15/07 (a)(b)	100,000,000	99,990,938

Driftwood Landing Corp.	LOC: Fifth Third Bank 5.380% 01/15/22 (a)	29,865,000	29,865,000

FBC Chemical Corp.	LOC: National City Bank 5.380% 10/01/15 (a)	2,305,000	2,305,000

Fifth Third Bancorp	5.304% 09/21/07 (a)(b)	50,000,000	50,000,000

Fortune 5 LLC	LOC: Fifth Third Bank 5.330% 09/01/22 (a)	1,200,000	1,200,000

Foster/Schweihofer Real Estate Co. LLC	LOC: Fifth Third Bank 5.280% 09/20/33 (a)	7,120,000	7,120,000

Four Flags Properties, Inc.	LOC: Fifth Third Bank 5.330% 10/01/28 (a)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

10

		Par ($)	Value ($)
Galday Inn, Inc.	LOC: Wachovia Bank N.A. 5.430% 12/01/20 (a)	4,397,000	4,397,000

Garfield Investment Group LLC	LOC: Fifth Third Bank 5.330% 07/01/28 (a)	1,405,000	1,405,000

General Electric Capital Corp.	5.430% 09/17/07 (a)	100,000,000	100,006,543

Global Properties Holdings, Inc.	LOC: Fifth Third Bank 5.330% 05/01/25 (a)	6,335,000	6,335,000

Goldman Sachs Group, Inc.	5.390% 12/13/06 (a)(c)	75,000,000	75,000,000
	5.660% 10/27/06 (a)	45,000,000	45,012,110

Grand Central, Inc.	LOC: U.S. Bank N.A. 5.370% 10/01/09 (a)	2,225,000	2,225,000

Harrier Finance Funding LLC	5.365% 02/16/07 (a)(b)	30,000,000	29,998,810
	5.429% 05/04/07 (a)(b)	92,000,000	91,992,404

HBOS Treasury Services PLC	5.452% 08/31/07 (a)(b)	60,000,000	60,000,000

Home Builders Association of Greater Toledo, Inc.	LOC: Fifth Third Bank 5.330% 09/01/27 (a)	1,075,000	1,075,000

ILH LLC	LOC: Fifth Third Bank 5.330% 11/01/35 (a)	2,500,000	2,500,000

K2 (USA) LLC	5.289% 03/16/07 (a)(b)	25,000,000	24,998,661

Kingston Care Center of Sylvania	LOC: JPMorgan Chase Bank 5.370% 05/01/33 (a)	11,675,000	11,675,000

Kokomo Grain Co., Inc.	LOC: General Electric Capital Corp. 5.360% 11/01/10 (a)(b)	4,900,000	4,900,000

Lincoln Park Associates LP	LOC: National City Bank 5.420% 11/01/22 (a)	11,745,000	11,745,000

Links Finance LLC	5.468% 04/02/07 (a)(b)	35,000,000	34,997,952

Liquid Funding Ltd.	5.378% 09/06/07 (a)(b)	100,000,000	99,980,000

Lodge Apartments Holdings LLC	LOC: Wachovia Bank N.A. 5.370% 03/01/26 (a)	5,780,000	5,780,000

LP Pinewood SPV LLC	LOC: Wachovia Bank N.A. 5.330% 02/01/18 (a)	92,734,000	92,734,000

Mangus & Terranova Investment LP Project	LOC: National City Bank 5.380% 04/01/31 (a)	4,080,000	4,080,000

Medical Properties Investment Co.	LOC: Fifth Third Bank 5.330% 11/01/35 (a)	1,500,000	1,500,000

MMJK Properties LLC	LOC: JPMorgan Chase Bank 5.370% 05/01/26 (a)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

11

		Par ($)	Value ($)
Morgan Stanley	5.398% 09/27/07 (a)	105,000,000	105,000,000
	5.615% 07/27/07 (a)	35,000,000	35,042,958

MRN LP	LOC: U.S. Bank N.A. 5.380% 12/01/33 (a)	11,062,000	11,062,000

New Tristate Ventures LLC	LOC: Fifth Third Bank 5.280% 05/01/26 (a)	3,000,000	3,000,000

Northern Rock PLC	5.406% 09/05/07 (a)(b)	27,000,000	27,000,000

PCP Investors LLC	LOC: Wells Fargo Bank N.A. 5.390% 12/01/24 (a)	2,000,000	2,000,000

Pineview Estates LC	LOC: Fifth Third Bank 5.280% 01/01/23 (a)	2,900,000	2,900,000

Pratt Plaza LLC	LOC: Fifth Third Bank 5.330% 10/01/30 (a)	1,000,000	1,000,000

Pretasky Roach Properties LLC	LOC: Wachovia Bank N.A. 5.430% 01/01/19 (a)	1,655,000	1,655,000

Red Lion Evangelical Association, Inc.	LOC: Wachovia Bank N.A. 5.380% 06/01/26 (a)	2,305,000	2,305,000

Redcay Funding LLC	LOC: SunTrust Bank 5.340% 10/01/30 (a)	3,230,000	3,230,000

RH Sheppard Co., Inc.	LOC: Wachovia Bank N.A. 5.330% 06/01/11 (a)	24,840,000	24,840,000

Schreiber Industrial Park North	LOC: National City Bank 5.380% 06/01/17 (a)	4,285,000	4,285,000

Scion Investments LLC	LOC: National City Corp. 5.380% 10/01/30 (a)	3,755,000	3,755,000

Sedna Finance, Inc.	5.360% 05/30/07 (a)(b)	100,000,000	99,992,575

Sigma Finance, Inc.	5.200% 04/13/07 (b)	50,000,000	50,000,000
	5.356% 03/16/07 (a)(b)	70,000,000	69,996,251

Smith of Georgia LLC	LOC: Fifth Third Bank 5.330% 12/01/24 (a)	11,170,000	11,170,000

Texas Disposal Systems	LOC: JPMorgan Chase Bank 5.480% 05/01/12 (a)	5,400,000	5,400,000

Tri-O Development LLC	LOC: National City Bank 5.380% 05/01/29 (a)	3,180,000	3,180,000

Ultimate Health Services, Inc.	LOC: Fifth Third Bank 5.280% 05/01/16 (a)	2,600,000	2,600,000

Unicredito Italiano Bank Ireland	5.378% 09/07/07 (a)(b)	60,000,000	60,000,000

See Accompanying Notes to Financial Statements.

12

		Par ($)	Value ($)
Valleydale Baptist Church	LOC: AmSouth Bank N.A. 5.410% 12/01/23 (a)	14,720,000	14,720,000

WAWW Partnership	LOC: Fifth Third Bank 5.330% 01/01/22 (a)	3,055,000	3,055,000

Wells Fargo & Co.	5.340% 09/14/07 (a)(b)	85,000,000	85,000,000

White Pine Finance LLC	5.445% 04/25/07 (a)(b)	25,000,000	24,998,716
	5.460% 04/16/07 (a)(b)	40,000,000	39,997,499
	Total Corporate Bonds (Cost of $1,802,791,588)		1,802,791,588

Extendible Commercial Notes – 16.9%
Brahms Funding Corp.	5.290% 10/19/06 (b)(d)	18,606,000	18,474,766

Deer Valley Funding LLC	5.280% 09/11/06 (b)(d)	66,483,000	66,385,492

Georgetown Funding Co. LLC	5.300% 09/27/06 (b)(d)	150,000,000	149,425,833

Ivory Funding Corp.	5.300% 09/28/06 (b)(d)	103,691,000	103,278,828

KKR Atlantic Funding Trust	5.300% 09/20/06 (b)(d)	100,000,000	99,720,278

KKR Pacific Funding LLC	5.300% 09/18/06 (b)(d)	35,612,000	35,522,871

Ormond Quay Funding LLC	5.330% 09/08/06 (b)(d)	200,000,000	199,792,722

Rams Funding Two LLC Rams	5.310% 09/19/06 (b)(d)	84,173,000	83,949,521

Thornburg Mortgage Capital Resources LLC	5.380% 09/05/06 (b)(d)	45,308,000	45,280,916
	Total Extendible Commercial Notes (Cost of $801,831,227)		801,831,227

Municipal Bonds – 16.4%
Arizona – 0.0%
AZ Phoenix Industrial Development Authority	Pilgrim Rest Foundation Inc., Series 2005 B, LOC: JPMorgan Chase Bank 5.370% 10/01/30 (a)	2,175,000	2,175,000
	Arizona Total		2,175,000

California – 0.4%
CA Santa Rosa Rancheria Tachi Yokut Tribe Enterprise	Series 2004, LOC: Bank One N.A. 5.300% 09/01/19 (a)	21,800,000	21,800,000
	California Total		21,800,000

Colorado – 2.2%
CO Housing & Finance Authority	Series 2003 A-1, SPA: FHLB 5.380% 10/01/33 (a)	19,120,000	19,120,000
	Series 2003 B-2, SPA: JPMorgan Chase Bank 5.380% 11/01/33 (a)	32,592,000	32,592,000

See Accompanying Notes to Financial Statements.

13

		Par ($)	Value ($)
Colorado(continued)	Series 2003 C-1, SPA: JPMorgan Chase Bank 5.380% 11/01/32 (a)	26,310,000	26,310,000
	Series 2004 A-1, SPA: Dexia Credit Local 5.380% 11/01/34 (a)	24,825,000	24,825,000
	Colorado Total		102,847,000

Florida – 0.4%
FL Hurricane Catastrophe Fund	Series 2006 B, 5.340% 08/15/07 (a)	20,000,000	20,000,000
	Florida Total		20,000,000

Georgia – 0.2%
GA Talbot County Development Authority Industrial Development Revenue	Junction City Mining Co., Series 2000, LOC: Wachovia Bank N.A. 5.430% 03/01/13 (a)	10,825,000	10,825,000
	Georgia Total		10,825,000

Idaho – 0.1%
ID Boise City Urban Renewal Agency	Series 2004 B, LOC: KeyBank N.A. 5.380% 03/01/13 (a)	2,760,000	2,760,000
	Idaho Total		2,760,000

Louisiana – 2.5%
LA New Orleans Pension Revenue	Series 2000, Insured: AMBAC, SPA: Bank One Louisiana 5.550% 09/01/30 (a)	117,909,000	117,909,000
	Louisiana Total		117,909,000

Minnesota – 0.1%
MN Eagan	Multi-Family Revenue, Thomas Lake Housing Associates, Series 2003 A2, Insured: FNMA 5.370% 03/15/33 (a)	2,610,000	2,610,000
	Minnesota Total		2,610,000

Mississippi – 1.2%
MS Business Finance Corp.	Telepak, Inc., Series 2000, LOC: First Union National Bank 5.330% 09/01/15 (a)	15,000,000	15,000,000

MS Pearl Urban Renewal Revenue	Bloomfield Equities LLC, Series 2004 A, LOC: First Tennessee Bank 5.330% 11/01/19 (a)	40,507,000	40,507,000
	Mississippi Total		55,507,000

See Accompanying Notes to Financial Statements.

14

		Par ($)	Value ($)
Missouri – 0.8%
MO Kansas City Tax Increment Financing Commission	Series 2005, LOC: LaSalle Bank N.A. 5.360% 11/01/28 (a)	36,170,000	36,170,000
	Missouri Total		36,170,000

New Mexico – 0.1%
NM Las Cruces Industrial Development Revenue	F & A Dairy Products, Inc., Series 2003, LOC: Wells Fargo Bank N.A. 5.280% 12/01/23 (a)	4,000,000	4,000,000
	New Mexico Total		4,000,000

New York – 1.9%
NY New York City Housing Development Corp.	200 West 26 LLC, Series 2002, LOC: Bayerische Landesbank 5.300% 06/01/33 (a)	14,239,000	14,239,000
	RBNB 20 Owner LLC, Series 2006 B, LOC: Landesbank Hessen-Thuringen 5.380% 06/01/39 (a)	76,155,000	76,155,000
	New York Total		90,394,000

North Carolina – 0.0%
NC Wake Forest University	Series 1997, LOC: Wachovia Bank N.A. 5.380% 07/01/17 (a)	1,000,000	1,000,000
	North Carolina Total		1,000,000

Pennsylvania – 0.3%
PA Cumberland County Municipal Authority	Lutheran Services Northeast, Series 2003 B, LOC: Wachovia Bank N.A. 5.380% 01/01/08 (a)	890,000	890,000

PA Donegal Crossing LLC	Series 2002, LOC: Waypoint Bank, LOC: FHLB 5.360% 08/15/27 (a)	13,380,000	13,380,000
	Pennsylvania Total		14,270,000

Tennessee – 0.1%
TN Hamilton County Industrial Development Board	Series 1999, LOC: First Union National Bank 5.480% 02/01/14 (a)	3,500,000	3,500,000
	Tennessee Total		3,500,000

Texas – 3.0%
TX Harris County-Houston Sports Authority	Series 2001 D, Insured: MBIA, SPA: Morgan Guaranty Trust 5.350% 11/15/30 (a)	43,185,000	43,185,000

See Accompanying Notes to Financial Statements.

15

		Par ($)	Value ($)
TX North Texas Higher Education Authority	United Student Aid Funds, Inc., Series 2005 B, Insured: AMBAC, SPA: DEPFA Bank PLC 5.320% 12/01/44 (a)	30,000,000	30,000,000

TX State	Series 1994 A-2, SPA: DEPFA Bank PLC 5.300% 12/01/33 (a)	46,100,000	46,100,000
	Series 2003, LOC: DEPFA Bank PLC, SPA: Dexia Credit Local 5.290% 06/01/21 (a)	23,835,000	23,835,000
	Texas Total		143,120,000

Virginia – 2.8%
VA Housing Development Authority	Series 1996 E, 5.380% 01/01/46 (a)	131,966,000	131,966,000
	Virginia Total		131,966,000

Washington – 0.0%
WA Meadow Springs Country Club	Series 2000, LOC: U.S. Bank N.A. 5.370% 08/01/25 (a)	2,335,000	2,335,000
	Washington Total		2,335,000

Wisconsin – 0.3%
WI Housing & Economic Development Authority	Series 2006 B, LOC: DEPFA Bank PLC 5.300% 09/01/37 (a)	16,735,000	16,735,000
	Wisconsin Total		16,735,000
	Total Municipal Bonds (Cost of $779,923,000)		779,923,000

Commercial Paper – 15.1%
Compass Securitization LLC	5.323% 09/11/06 (a)(b)	68,000,000	67,999,444

Concord Minutemen Capital Co. LLC	5.340% 09/06/07 (a)(b)	89,532,000	89,532,644

Curzon Funding LLC	5.330% 11/07/06 (b)(d)	100,000,000	99,008,028

Lexington Parker Capital Corp.	5.343% 11/20/06 (a)(b)	85,000,000	84,996,303
	5.376% 11/17/06 (a)(b)	50,000,000	49,997,921

Long Island College Hospital	LOC: Landesbank Hessen-Thuringen Girozentrale 5.350% 10/06/06 (d)	25,700,000	25,566,324

Nationwide Building Society	5.320% 11/07/06 (b)(d)	50,000,000	49,504,945
	5.325% 11/07/06 (b)(d)	50,000,000	49,504,479

Rhineland Funding Capital Corp.	5.280% 09/11/06 (b)(d)	15,233,000	15,210,658
	5.300% 09/11/06 (b)(d)	8,000,000	7,988,222
	5.304% 09/27/06 (a)(b)	100,000,000	99,999,262

Sunbelt Funding Corp.	5.300% 11/06/06 (b)(d)	80,795,000	80,009,942
	Total Commercial Paper (Cost of $719,318,172)		719,318,172

See Accompanying Notes to Financial Statements.

16

		Par ($)	Value ($)
Certificates of Deposit – 13.5%
Bank of Tokyo Mitsubishi Ltd. NY	4.800% 01/11/07	45,000,000	45,000,000
	4.850% 01/03/07	16,000,000	16,000,000

Barclays Bank PLC NY	5.450% 06/12/07	53,500,000	53,500,000
	5.500% 06/18/07	15,000,000	15,000,000

Canadian Imperial Bank of Commerce NY	5.410% 11/15/06 (a)	85,000,000	85,001,135

Credit Agricole SA	5.000% 03/09/07	10,000,000	10,000,000
	5.260% 04/05/07	35,000,000	35,000,000
	5.300% 04/18/07	44,000,000	44,000,000
	5.520% 06/18/07	15,000,000	15,000,000

Credit Suisse NY	5.250% 04/03/07	40,000,000	40,000,000
	5.846% 03/19/07 (a)	9,800,000	9,824,533

DEPFA Bank PLC NY	4.800% 12/05/06	12,500,000	12,500,000

Deutsche Bank AG	4.805% 02/21/07	26,000,000	26,000,000

Natexis Banques Populaires NY	5.010% 02/12/07	14,000,000	14,000,000
	5.055% 02/21/07	16,000,000	16,000,000
	5.410% 08/13/07 (a)	50,000,000	50,000,000

Royal Bank of Canada NY	5.367% 12/22/06 (a)	50,000,000	49,994,617
	5.400% 09/10/07 (a)	40,000,000	40,000,000

Societe Generale	5.460% 09/04/07	18,000,000	18,000,000
	5.500% 06/18/07	15,000,000	15,000,000

Wachovia Bank N.A.	5.459% 03/30/07 (a)	30,000,000	29,997,263
	Total Certificates of Deposit (Cost of $639,817,548)		639,817,548

Funding Agreements – 2.0%
Genworth Life Insurance Co.	5.486% 09/05/07 (a)(c)	25,000,000	25,000,000

Metropolitan Life Insurance Co.	5.480% 05/29/07 (a)(c)	68,000,000	68,000,000
	Total Funding Agreements (Cost of $93,000,000)		93,000,000

Asset-Backed Securities – 0.3%
Paragon Mortgages PLC	5.320% 10/15/41 (a)(b)	14,674,806	14,674,806
	Total Asset-Backed Securities (Cost of $14,674,806)		14,674,806
	Total Investments – 102.1% (Cost of $4,851,356,341) (e)		4,851,356,341
	Other Assets & Liabilities, Net – (2.1)%		(100,214,187)
	Net Assets – 100.0%		4,751,142,154

Notes to Investment Portfolio:

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(b)

The securities, under Rule 144A under the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $2,592,098,674, which represents 54.6% of net assets.

(c)	Illiquid security.
(d)	The rate shown represents the discount rate at the date of purchase.
(e)	Cost for federal income tax purposes is $4,851,438,935.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

17

Statements of Assets and Liabilities – Columbia Money Market Funds (August 31, 2006)

		Columbia Government Plus Reserves ($) (a)(b)(c)(d)(e)(f)(g)	Columbia Prime Reserves ($) (a)(b)(c)(d)(e)
Assets	Investments, (including repurchase agreements), at identified cost	581,730,899	4,851,356,341
	Investments, at value	387,026,899	4,851,356,341
	Repurchase agreement, at value	194,704,000	—
	Total investments, at value	581,730,899	4,851,356,341
	Cash	279	127
	Receivable for:
	Fund shares sold	688	—
	Interest	2,556,149	24,307,240
	Deferred Trustees’ compensation plan	136,784	285,128
	Expense reimbursement due from Investment Advisor	596	10,882
	Total Assets	584,425,395	4,875,959,718

Liabilities	Payable for:
	Investments purchased	8,000,000	117,980,000
	Fund shares repurchased	26,938	—
	Distributions	1,944,391	5,799,008
	Investment advisory fee	41,445	346,079
	Administration fee	20,122	244,568
	Transfer agent fee	4,786	16,891
	Pricing and bookkeeping fees	12,206	13,731
	Trustees’ fees	6,582	6,282
	Distribution and service fees	3,428	46,126
	Custody fee	1,095	2,798
	Legal fee	44,893	58,948
	Reports to shareholders	31,880	7,304
	Chief compliance officer expenses	1,162	2,500
	Deferred Trustees’ fees	136,784	285,128
	Other liabilities	13,017	8,201
	Total Liabilities	10,288,729	124,817,564

	Net Assets	574,136,666	4,751,142,154

Net Assets consists of	Paid-in capital	574,283,460	4,751,427,521
	Overdistributed net investment income	(51,355)	(35,422)
	Accumulated net realized loss	(95,439)	(249,945)
	Net Assets	574,136,666	4,751,142,154

See Accompanying Notes to Financial Statements.

18

		Columbia Government Plus Reserves (a)(b)(c)(d)(e)(f)	Columbia Prime Reserves (a)(b)(c)(d)(e)
Capital Class Shares	Net assets	$317,986,199	$4,226,907,166
	Shares outstanding	318,051,636	4,227,152,378
	Net asset value and offering price per share	$1.00	$1.00

Liquidity Class Shares
	Net assets	$10,349	$10,342
	Shares outstanding	10,351	10,342
	Net asset value and offering price per share	$1.00	$1.00

Adviser Class Shares
	Net assets	$8,256,326	$170,956,121
	Shares outstanding	8,257,529	170,969,288
	Net asset value and offering price per share	$1.00	$1.00

Institutional Class Shares
	Net assets	$38,695,176	$353,268,525
	Shares outstanding	38,700,643	353,295,513
	Net asset value and offering price per share	$1.00	$1.00

Retail A Shares
	Net assets	$10,660,329	—
	Shares outstanding	10,687,780	—
	Net asset value and offering price per share	$1.00	—

G-Trust Shares
	Net assets	$198,528,287	—
	Shares outstanding	198,591,321	—
	Net asset value and offering price per share	$1.00	—

(a)          The Fund changed its fiscal year end from October 31 to August 31.

(b)         Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(c)          Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(d)         Institutional Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(e)          Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(f)            Retail A and G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

19

Statements of Operations – Columbia Money Market Funds (Period Ended August 31, 2006)

		Columbia Government Plus Reserves (a)	Columbia Prime Reserves (a)
Investment Income	Interest	26,938,728	142,144,704

Expenses	Investment advisory fee	1,161,343	5,790,246
	Administration fee	270,929	1,815,777
	Shareholder Services fee:
	Liquidity Class Shares	20	20
	Adviser Class Shares	17,239	291,303
	Institutional Class Shares	12,615	86,244
	Trust Class Shares	5,442	12,330
	Retail A Shares	8,881	—
	Transfer agent fee:
	Capital Class Shares	15,035	48,980
	Adviser Class Shares	871	2,149
	Institutional Class Shares	1,306	3,878
	Trust Class Shares	625	90
	Retail A Shares	368	—
	G-Trust Shares	7,256	—
	Pricing and bookkeeping fees	126,188	134,746
	Trustees’ fees	10,026	9,848
	Custody fee	21,257	66,141
	Chief compliance officer expenses (See Note 4)	7,017	12,500
	Other expenses	248,954	314,532
	Total Expenses	1,915,372	8,588,784

	Fees waived or reimbursed by Investment Advisor and/or Administrator	(704,938)	(3,516,540)
	Fees waived by Shareholder Service Provider:
	Liquidity Class Shares	(8)	(8)
	Trust Class Shares	(1,814)	(4,110)
	Fees reimbursed by Transfer Agent:
	Capital Class Shares	(1,250)	(8,025)
	Adviser Class Shares	(625)	(90)
	Trust Class Shares	(625)	(90)
	Custody earnings credit	(2,435)	(48,489)
	Net Expenses	1,203,677	5,011,432

	Net Investment Income	25,735,051	137,133,272

	Net realized loss on investments	(89,176)	(248,068)
	Net Increase in Net Assets from Operations	25,645,875	136,885,204

(a)          The Fund changed its fiscal year end from October 31 to August 31. Therefore, the period presented is for the ten-month period beginning November 1, 2005 through August 31, 2006.

See Accompanying Notes to Financial Statements.

20

Statements of Operations – Columbia Money Market Funds (Year Ended October 31, 2005)

		Columbia Government Plus Reserves ($)	Columbia Prime Reserves ($)
Investment Income	Interest	18,626,987	99,090,553

Expenses	Investment advisory fee	1,324,351	6,921,775
	Administration fee	443,657	2,318,795
	Shareholder Services fee:
	Adviser Class Shares	31,779	325,619
	Trust Class Shares	112,583	1,020,502
	Transfer agent fee:
	Capital Class Shares	5,178	19,982
	Adviser Class Shares	985	229
	Trust Class Shares	980	236
	Pricing and bookkeeping fees	97,411	148,745
	Professional fees	41,263	144,199
	Trustees’ fees	26,996	148,282
	Custody fee	27,176	53,520
	Reports to shareholders	3,632	16,386
	Other expenses	98,567	196,081
	Total Expenses	2,214,558	11,314,351

	Fees waived or reimbursed by Investment Advisor and/or Administrator	(760,518)	(3,877,983)
	Fees reimbursed by Investment Advisor or affiliates of Investment Advisor:
	Capital Class Shares	(1,074)	(15,075)
	Adviser Class Shares	(930)	(180)
	Trust Class Shares	(38,457)	(340,354)
	Net Expenses	1,413,579	7,080,759

	Net Investment Income	17,213,408	92,009,794

	Net realized gain (loss) on Investments	(844)	5,676
	Net Increase in Net Assets From Operations	17,212,564	92,015,470

See Accompanying Notes to Financial Statements.

21

Statements of Changes in Net Assets – Columbia Money Market Funds

	Columbia Government Plus Reserves			Columbia Prime Reserves
Increase (Decrease) in Net Assets	Period Ended August 31, 2006 ($)(a)(b) (c)(d)(e)(f)	Year Ended October 31, 2005 ($)	Year Ended October 31, 2004 ($)	Period Ended August 31, 2006 ($)(a)(b) (c)(d)(e)	Year Ended October 31, 2005 ($)	Year Ended October 31, 2004 ($)
Operations
Net investment income	25,735,051	17,213,408	8,356,092	137,133,272	92,009,794	53,347,060
Net realized gain (loss) on investments	(89,176)	(844)	(102)	(248,068)	5,676	(7,553)
Net increase in net assets resulting from operations	25,645,875	17,212,564	8,355,990	136,885,204	92,015,470	53,339,507

Distributions Declared to Shareholders
From net investment income:
Capital Class Shares	(15,634,417)	(15,022,706)	(7,349,013)	(121,427,827)	(71,616,972)	(42,912,880)
Liquidity Class Shares	(351)	—	—	(342)	—	—
Adviser Class Shares	(287,349)	(307,424)	(311,582)	(5,180,380)	(3,182,518)	(1,558,260)
Institutional Class Shares	(1,378,233)	—	—	(10,207,944)	—	—
Trust Class Shares	(136,714)	(1,886,638)	(708,263)	(316,395)	(17,220,722)	(8,915,509)
Retail A Shares	(393,682)	—	—	—	—	—
G-Trust Shares	(7,904,303)	—	—	—	—	—
Total distributions declared to shareholders	(25,735,049)	(17,216,768)	(8,368,858)	(137,132,888)	(92,020,212)	(53,386,649)

Net Capital Share Transactions	51,774,733	(118,893,847)	(190,948,397)	2,456,864,668	(1,536,961,632)	(601,741,152)
Total Increase (Decrease) in Net Assets	51,685,559	(118,898,051)	(190,961,265)	2,456,616,984	(1,536,966,374)	(601,788,294)

Net Assets
Beginning of period	522,451,107	641,349,158	832,310,423	2,294,525,170	3,831,491,544	4,433,279,838
End of period	574,136,666	522,451,107	641,349,158	4,751,142,154	2,294,525,170	3,831,491,544
Overdistributed net investment income, at end of period	(51,355)	(10,982)	(7,622)	(35,422)	(35,806)	(25,388)

(a)          The Fund changed its fiscal year end from October 31 to August 31.

(b)         Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(c)          Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(d)         Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(e)          Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(f)            Retail A and G Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

22

[THIS PAGE INTENTIONALLY LEFT BLANK]

23

Schedule of Capital Stock Activity – Columbia Money Market Funds (August 31, 2006)

	Columbia Government Plus Reserves
	Period Ended August 31, 2006 (a)(f)		Year Ended October 31, 2005		Year Ended October 31, 2004
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Capital Class Shares (b)
Subscription	1,487,104,452	1,487,109,680	2,278,508,400	2,278,508,400	2,432,719,924	2,432,719,924
Distribution reinvested	5,580,449	5,580,449	7,871,506	7,871,506	3,452,578	3,452,578
Redemption	(1,606,467,898)	(1,606,467,899)	(2,397,956,159)	(2,397,956,159)	(2,617,179,273)	(2,617,179,273)
Net Increase (Decrease)	(113,782,997)	(113,777,770)	(111,576,253)	(111,576,253)	(181,006,771)	(181,006,771)

Liquidity Class Shares (c)
Subscription	10,000	10,000	—	—	—	—
Distribution reinvested	351	351	—	—	—	—
Net Increase	10,351	10,351	—	—	—	—

Adviser Class Shares (b)
Subscription	38,118,398	38,118,398	39,181,295	39,181,295	64,860,275	64,860,275
Distribution reinvested	282,794	282,794	307,420	307,420	311,582	311,582
Redemption	(48,357,485)	(48,357,485)	(34,714,350)	(34,714,350)	(109,085,040)	(109,085,040)
Net Increase (Decrease)	(9,956,293)	(9,956,293)	4,774,365	4,774,365	(43,913,183)	(43,913,183)

Institutional Class Shares (d)
Subscription	279,210,302	279,210,302	—	—	—	—
Distribution reinvested	1,315,145	1,315,145	—	—	—	—
Redemption	(241,824,804)	(241,824,804)	—	—	—	—
Net Increase	38,700,643	38,700,643	—	—	—	—

Trust Class Shares (b)(e)
Subscription	9,074,294	9,074,294	215,354,658	215,354,658	244,341,356	244,341,356
Distribution reinvested	—	—	1,886,628	1,886,628	708,263	708,263
Redemption	(81,494,102)	(81,494,102)	(229,333,245)	(229,333,245)	(211,078,062)	(211,078,062)
Net Decrease	(72,419,808)	(72,419,808)	(12,091,959)	(12,091,959)	33,971,557	33,971,557

Retail A Shares
Subscription	440,597	440,597	—	—	—	—
Proceeds received in connection with merger	12,706,986	12,681,046	—	—	—	—
Distribution reinvested	410,039	410,039	—	—	—	—
Redemption	(2,869,842)	(2,869,842)	—	—	—	—
Net Increase	10,687,780	10,661,840	—	—	—	—

G-Trust Shares
Subscription	656,510,379	656,510,379	—	—	—	—
Proceeds received in connection with merger	219,599,981	219,564,430	—	—	—	—
Distribution reinvested	552,881	552,881	—	—	—	—
Redemption	(678,071,920)	(678,071,920)	—	—	—	—
Net Increase	198,591,321	198,555,770	—	—	—	—

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Effective November 21, 2005, Columbia Government Plus Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively. Effective November 23, 2005, Columbia Prime Reserves Institutional, Preferred and Select Shares were redesignated Capital, Adviser and Trust Class Shares, respectively.

(c)          Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 17, 2005 and November 22, 2005, respectively.

(d)         Institutional Class Shares (a new share class) of Columbia Government Plus Reserves and Columbia Prime Reserves commenced operations on November 22, 2005.

(e)          Trust Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves were fully redeemed on November 20, 2005 and November 22, 2005, respectively.

(f)            Retail A and G-Trust Shares for the Fund commenced operations on November 21, 2005.

See Accompanying Notes to Financial Statements.

24

Columbia Prime Reserves
Period Ended August 31, 2006 (a)		Year Ended October 31, 2005		Year Ended October 31, 2004
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

10,378,224,296	10,378,231,774	8,170,032,714	8,170,032,714	12,259,510,935	12,259,510,935
67,379,493	67,379,493	20,130,683	20,130,683	18,512,380	18,512,380
(8,313,251,953)	(8,313,251,953)	(8,993,243,587)	(8,993,243,587)	(13,019,632,268)	(13,019,632,268)
2,132,351,836	2,132,359,314	(803,080,190)	(803,080,190)	(741,608,953)	(741,608,953)

10,000	10,000	—	—	—	—
342	342	—	—	—	—
10,342	10,342	—	—	—	—

367,585,216	367,585,216	839,157,683	839,157,683	1,215,369,087	1,215,369,087
5,130,023	5,130,023	3,182,517	3,182,517	1,558,260	1,558,260
(293,738,120)	(293,738,120)	(909,534,213)	(909,534,213)	(1,215,274,076)	(1,215,274,076)
78,977,119	78,977,119	(67,194,013)	(67,194,013)	1,653,271	1,653,271

1,031,618,460	1,031,618,460	—	—	—	—
9,895,475	9,895,475	—	—	—	—
(688,218,422)	(688,218,422)	—	—	—	—
353,295,513	353,295,513	—	—	—	—

62,307,301	62,307,301	3,092,417,709	3,092,417,709	3,777,546,117	3,777,546,117
—	—	17,220,722	17,220,722	8,915,509	8,915,509
(170,084,921)	(170,084,921)	(3,776,325,860)	(3,776,325,860)	(3,648,247,096)	(3,648,247,096)
(107,777,620)	(107,777,620)	(666,687,429)	(666,687,429)	138,214,530	138,214,530

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

25

Financial Highlights – Columbia Government Plus Reserves (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Capital Class Shares

	Period Ended August 31,		Year Ended October 31,
	2006 (a)(b)		2005	2004 (c)	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.037		0.027	0.011	0.011	0.017	0.046

Less Distributions Declared to Shareholders:
From net investment income	(0.037)		(0.027)	(0.011)	(0.011)	(0.017)	(0.046)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	3.81	%(f)	2.72%	1.07%	1.07%	1.71%	4.71%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(g)(h)	0.20%	0.19%	0.18%	0.30%	0.27%
Net investment income	4.42	%(g)(h)	2.62%	1.05%	1.04%	1.68%	4.55%
Waiver/reimbursement	0.12	%(g)	0.11%	0.12%	0.13%	0.00%	0.07%
Net assets, end of period (000’s)	$317,986		$431,820	$543,400	$724,417	$369,381	$324,272

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Effective November 21, 2005, Institutional Shares were redesignated Capital Class Shares.

(c)          Effective February 28, 2004, Class I Shares were redesignated Institutional Shares.

(d)         Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)          Total return at net asset value assuming all distributions reinvested.

(f)            Not annualized.

(g)         Annualized.

(h)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Selected data for a share outstanding throughout each period is as follows:

Liquidity Class Shares

	Period Ended
	August 31,
	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.035)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.50	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.35	%(f)(g)
Net investment income	4.38	%(f)(g)
Waiver/reimbursement	0.22	%(f)
Net assets, end of period (000’s)	$10

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Liquidity Class Shares commenced operations on November 17, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Selected data for a share outstanding throughout each period is as follows:

Adviser Class Shares

	Period Ended				Period Ended
	August 31,		Year Ended October 31,		October 31,
	2006 (a)(b)		2005	2004 (c)	2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.035		0.024	0.008	0.005

Less Distributions Declared to Shareholders:
From net investment income	(0.035)		(0.024)	(0.008)	(0.005)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	3.59	%(g)	2.47%	0.82%	0.51	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.45	%(h)(i)	0.45%	0.43%	0.43	%(h)
Net investment income	4.17	%(h)(i)	2.37%	0.80%	0.79	%(h)
Waiver/reimbursement	0.13	%(h)	0.12%	0.13%	0.13	%(h)
Net assets, end of period (000’s)	$8,256		$18,213	$13,439	$57,353

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Effective on November 21, 2005, Preferred Shares were redesignated as Adviser Class Shares.

(c)          Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.

(d)         The Fund began offering Adviser Class Shares on February 28, 2003.

(e)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Not annualized.

(h)         Annualized.

(i)             The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Selected data for a share outstanding throughout each period is as follows:

Institutional Class Shares

	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.035)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.24	%(f)(g)
Net investment income	4.37	%(f)(g)
Waiver/reimbursement	0.12	%(f)
Net assets, end of period (000’s)	$38,695

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Institutional Class Shares commenced operations on November 17, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares

	Period Ended November 21,		Year Ended October 31,		Period Ended October 31,
	2005 (a)(b)		2005	2004(c)	2003(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.002		0.026	0.010	0.006

Less Distributions Declared to Shareholders:
From net investment income	(0.002)		(0.026)	(0.010)	(0.006)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.21	%(g)	2.62%	0.97%	0.63	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(h)(i)	0.30%	0.28%	0.28	%(h)
Net investment income	3.77	%(h)(i)	2.52%	0.95%	0.94	%(h)
Waiver/reimbursement	0.19	%(h)	0.16%	0.18%	0.18	%(h)
Net assets, end of period (000’s)	$—		$72,418	$84,511	$50,540

(a)          Effective November 21, 2005, Select Shares were redesignated Trust Class Shares.

(b)         Trust Class Shares were fully redeemed on November 20, 2005.

(c)          Effective February 28, 2004, Class II Shares were redesignated Select Shares.

(d)         The Fund began offering Trust Class Shares on February 28, 2003.

(e)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Not Annualized

(h)         Annualized

(i)             The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Selected data for a share outstanding throughout this period is as follows:

Retail A Shares

	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.035)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.51	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.30	%(f)(g)
Net investment income	4.39	%(f)(g)
Waiver/reimbursement	0.12	%(f)
Net assets, end of period (000’s)	$10,660

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Retail A Shares commenced operations on November 21, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

31

Selected data for a share outstanding throughout this period is as follows:

G-Trust Shares

	Period Ended
	August 31,
	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.035

Less Distributions Declared to Shareholders:
From net investment income	(0.035)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.59	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(f)(g)
Net investment income	4.44	%(f)(g)
Waiver/reimbursement	0.12	%(f)
Net assets, end of period (000’s)	$198,528

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         G-Trust Shares commenced operations on November 21, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – Columbia Prime Reserves (August 31, 2006)

Selected data for a share outstanding throughout each period is as follows:

Capital Class Shares

	Period Ended August 31,		Year Ended October 31,
	2006 (a)(b)		2005	2004 (c)	2003	2002	2001

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.039		0.028	0.011	0.011	0.017	0.045

Less Distributions Declared to Shareholders:
From net investment income	(0.039)		(0.028)	(0.011)	(0.011)	(0.017)	(0.045)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	3.94	%(f)	2.80%	1.12%	1.15%	1.72%	4.64%

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.16	%(g)(h)	0.18%	0.17%	0.14%	0.26%	0.30%
Net investment income	4.75	%(g)(h)	2.69%	1.11%	1.10%	1.72%	4.27%
Waiver/reimbursement	0.12	%(g)	0.11%	0.11	0.14%	0.04%	0.01%
Net assets, end of period (000’s)	$4,226,907		$2,094,764	$2,897,846	$3,639,495	$1,239,803	$1,035,540

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Effective November 23, 2005, Institutional Shares were redesignated Capital Class Shares.

(c)          Effective February 28, 2004, Class I Shares were redesignated Institutional Shares.

(d)         Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)          Total return at net asset value assuming all distributions reinvested.

(f)            Not annualized.

(g)         Annualized.

(h)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

33

Selected data for a share outstanding throughout this period is as follows:

Liquidity Class Shares

	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.034

Less Distributions Declared to Shareholders:
From net investment income	(0.034)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.41	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.31	%(f)(g)
Net investment income	4.55	%(f)(g)
Waiver/reimbursement	0.22	%(f)
Net assets, end of period (000’s)	$10

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Liquidity Class Shares commenced operations on November 22, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

34

Selected data for a share outstanding throughout each period is as follows:

Adviser Class Shares

	Period Ended August 31,		Year Ended October 31,				Period Ended October 31,
	2006 (a)(b)		2005	2004 (c)	2003	2002	2001 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.037		0.025	0.009	0.009	0.015	0.024

Less Distributions Declared to Shareholders:
From net investment income	(0.037)		(0.025)	(0.009)	(0.009)	(0.015)	(0.024)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	3.72	%(g)	2.54%	0.87%	0.90%	1.51%	2.43	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.41	%(h)(i)	0.43%	0.42%	0.39%	0.45%	0.49	%(h)
Net investment income	4.45	%(h)(i)	2.44%	0.86%	0.85%	1.53%	4.07	%(h)
Waiver/reimbursement	0.12	%(h)	0.11%	0.11%	0.14%	0.09%	0.01	%(h)
Net assets, end of period (000’s)	$170,956		$91,991	$159,185	$157,533	$4,748	$52

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Effective November 23, 2005, Preferred Shares were redesignated Adviser Class Shares.

(c)          Effective February 28, 2004, Class III Shares were redesignated Preferred Shares.

(d)         The Fund began offering Adviser Class Shares Class on March 1, 2001.

(e)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Not annualized.

(h)         Annualized.

(i)             The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

35

Selected data for a share outstanding throughout this period is as follows:

Institutional Class Shares

	Period Ended August 31, 2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net investment income	0.036

Less Distributions Declared to Shareholders:
From net investment income	(0.036)

Net Asset Value, End of Period	$1.00
Total return (c)(d)	3.66	%(e)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.20	%(f)(g)
Net investment income	4.73	%(f)(g)
Waiver/reimbursement	0.12	%(f)
Net assets, end of period (000’s)	$353,269

(a)          The Fund changed its fiscal year end from October 31 to August 31. The period is from November 1, 2005 through August 31, 2006.

(b)         Institutional Class Shares commenced operations on November 22, 2005.

(c)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)         Total return at net asset value assuming all distributions reinvested.

(e)          Not annualized.

(f)            Annualized.

(g)         The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

36

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares

	Period Ended November 22,		Year Ended October 31,				Period Ended October 31,
	2005 (a)(b)		2005	2004 (c)	2003	2002	2001 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.002		0.027	0.010	0.010	0.016	0.025

Less Distributions Declared to Shareholders:
From net investment income	(0.002)		(0.027)	(0.010)	(0.010)	(0.016)	(0.025)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.23	%(g)	2.69%	1.02%	1.03%	1.61%	2.55	%(g)

Ratios to Average Net Assets/Supplemental Data:
Expenses	0.26	%(h)(i)	0.28%	0.27%	0.24%	0.37%	0.39	%(h)
Net investment income	3.85	%(h)(i)	2.59%	1.01%	1.00%	1.61%	4.18	%(h)
Waiver/reimbursement	0.18	%(h)	0.16%	0.16%	0.19%	0.07%	0.01	%(h)
Net assets, end of period (000’s)	$—		$107,770	$774,460	$636,252	$39,481	$52

(a)          Effective November 23, 2005, Select Shares were redesignated Trust Class Shares.

(b)         Trust Shares were fully redeemed on November 22, 2005.

(c)          Effective February 28, 2004, Class II Shares were redesignated Select Shares.

(d)         The Fund began offering Trust Shares on March 1, 2001.

(e)          Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)            Total return at net asset value assuming all distributions reinvested.

(g)         Not annualized.

(h)         Annualized.

(i)             The benefits derived from custody credits has an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Notes to Financial Statements – Columbia Money Market Funds (August 31, 2006)

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. Information presented in these financial statements pertains to Columbia Government Plus Reserves and Columbia Prime Reserves (each a “Fund” and collectively, the “Funds”).

On November 21, 2005, all the assets and liabilities of Galaxy Institutional Government Money Market Fund were acquired by Columbia Government Plus Reserves, a new series of Columbia Funds Series Trust. On November 23, 2005, all the assets and liabilities of Galaxy Institutional Money Market Fund were acquired by Columbia Prime Reserves, a new series of Columbia Funds Series Trust. Prior to such dates, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Money Market Fund were each a series of The Galaxy Fund (“Galaxy”). Columbia Government Plus Reserves and Columbia Prime Reserves are continuing the business, including carrying forward the financial and performance history, of Galaxy Institutional Government Money Market Fund and Galaxy Institutional Money Market Fund, respectively.

Effective August 16, 2006, the Board of Trustees of the Funds approved a proposal to change the year-end of the Funds from October 31 to August 31. Accordingly, the accompanying financial statements pertain to the period from November 1, 2005 to August 31, 2006.

Investment Goal

Columbia Government Plus Reserves seeks current income with liquidity and stability of principal. Columbia Prime Reserves seeks to preserve the principal value of a shareholder’s investment and to maintain a high degree of liquidity while providing current income.

Fund Shares

Each Fund may issue an unlimited number of shares. Columbia Government Plus Reserves offers seven classes of shares: Capital, Trust, Adviser, Retail A, G-Trust, Institutional and Liquidity Class. Columbia Prime Reserves offers five classes of shares: Capital, Trust, Adviser, Institutional and Liquidity Class. Retail A and G-Trust shares are closed to new investors. Trust Class shares of each Fund were not active as of August 31, 2006. Each class of shares is offered continuously at net asset value and has its own expense structure.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Investments in other investment companies are valued at net asset value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia Management Advisors, LLC is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in

38

the value of the underlying securities during the period while the Funds seek to assert their rights.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to have segregated assets with a current value at least equal to the Fund’s obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event that the buyer of the securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Income Recognition

Interest income is recorded on an accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses are allocated to separate classes of shares based upon their relative net asset value on the date the expenses are incurred. Expenses directly attributable to a Fund or class of shares are charged directly to such Fund or class.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for

39

distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended August 31, 2006, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclassifications and redemption based payments treated as dividends paid deduction were identified and reclassified among the components of the Funds’ net assets as follows:

	Overdistributed Net Investment Income	Accumulated Net Realized Gain/Loss	Paid-In Capital
Columbia Government Plus Reserves	$(40,375)	$(5,317)	$45,692
Columbia Prime Reserves	—	—	—

Net investment income and net realized gains (losses), as disclosed in the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the period ended August 31, 2006 and the years ended October 31, 2005 and October 31, 2004 was as follows:

	August 31, 2006
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Government Plus Reserves	$—	$25,735,049	$—
Columbia Prime Reserves	—	137,132,888	—

	October 31, 2005
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Government Plus Reserves	$—	$17,216,768	$—
Columbia Prime Reserves	—	92,020,212	—

	October 31, 2004
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Government Plus Reserves	$—	$8,368,856	$—
Columbia Prime Reserves	—	53,386,506	143

*      For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Depreciation*
Columbia Government Plus Reserves	$1,970,202	$—	$—
Columbia Prime Reserves	5,948,771	—	(82,594)

*      The difference between book basis and tax basis unrealized depreciation is primarily due to wash sales.

Unrealized appreciation and depreciation at August 31, 2006 based on the cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Columbia Prime Reserves	$—	$(82,594)	$(82,594)

The following capital loss carryforwards, determined as of August 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014
Columbia Government Plus Reserves	$5,215	$204	$844	$89,176
Columbia Prime Reserves	—	1,877	—	165,474

During the period ended August 31, 2006, neither of the Funds utilized capital losses.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as

40

occurring on the first day of the following fiscal year. As of August 31, 2006, neither of the Funds elected to defer losses occurring between November 1, 2005 and August 31, 2006 under these rules.

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the “Interpretation”). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Funds and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Funds’ financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), is the investment advisor to the Funds and provides administrative and other services to the Funds. Columbia receives an investment advisory fee, calculated daily and payable monthly at the annual rate of 0.20% of each Fund’s average daily net assets.

Columbia has voluntarily agreed to waive a portion of its investment advisory fee for the Funds so that such fee will not exceed 0.09% annually of each Fund’s average daily net assets. Columbia may revise or discontinue this waiver at any time.

Administration Fee

Columbia provides administrative and other services to the Funds. Under the Administration Agreement, Columbia is entitled to receive an administration fee, calculated daily and payable monthly, at the annual rate of 0.067% of each Fund’s average daily net assets less the fees payable by the Fund’s pricing and bookkeeping agreement described below.

Prior to November 21, 2005 for Columbia Government Plus Reserves and November 23, 2005 for Columbia Prime Reserves, Columbia delegated its administrative functions to PFPC Inc. (“PFPC”), a member of PNC Financial Services Group and paid a portion of the administration fees it received to PFPC as the sub-administrator to the Funds. Under the administration agreement with the Funds, Columbia was entitled to receive a monthly administration fee from each Fund based on the combined average daily net assets of the Funds and other affiliated funds at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $30 billion	0.067%
Over $30 billion	0.050%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement. Under a separate agreement (the “Outsourcing Agreement”), Columbia has delegated those functions to State Street Corporation (“State Street”). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Funds, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) for a Fund shall not exceed $140,000.

The Funds also reimburse Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing each Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

Prior to November 21, 2005 for Columbia Government Plus Reserves and November 23, 2005 for Columbia Prime Reserves, Columbia delegated its pricing and bookkeeping functions to PFPC and paid the total fees it received from the Funds to PFPC as the sub-pricing and bookkeeping agent. Columbia also reimbursed PFPC for out-of-pocket expenses and charges. Under its pricing and bookkeeping agreement with the Funds, Columbia received an annual fee based on the average daily net assets of each Fund and an additional

41

annual fee of $10,000 due to the multiple class structure. The annual pricing and bookkeeping rates were as follows:

Average Daily Net Assets	Annual Fee Rate
Under $50 million	$25,000
Over $50 million but less than $200 million	$35,000
Over $200 million but less than $500 million	$50,000
Over $500 million but less than $1 billion	$85,000
Over $1 billion	$125,000

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The annual rate was $15.23 prior to April 1, 2006. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 21, 2005 for Columbia Government Plus Reserves and November 23, 2005 for Columbia Prime Reserves, the Transfer Agent received a class-specific fee, paid monthly at the annual rate of $20.00 per open account and was reimbursed for certain out-of-pocket expenses. A portion of these costs were reimbursed by the Transfer Agent.

Distribution and Shareholder Services Fees

Columbia Management Distributors, Inc. (the “Distributor”), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the exclusive distributor of the Trust’s shares.

The Trust has adopted a distribution plan (“Distribution Plan”) for the Liquidity Class shares and shareholder servicing plans and shareholder administration plans (“Servicing Plans”) for each class of shares of the Funds. Currently, the Servicing Plans have not been implemented with respect to the Capital Class shares of each Fund and the G-Trust shares of Columbia Government Plus Reserves. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. The Servicing Plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

	Current Rate (after fee waivers)	Plan Limit
Distribution Plan:
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Adviser Class Shares	0.25%	0.25%
Institutional Class Shares	0.04%	0.04%
Retail A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%

*                 The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2007 as a percentage of the Fund’s Liquidity Class shares average daily net assets at an annual rate of 0.10%, to the extent that combined fees will not exceed 0.15%.

**          To the extent that any Liquidity Class shares of the Funds make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund’s Liquidity Class shares.

Prior to November 21, 2005 for Columbia Government Plus Reserves and November 23, 2005 for Columbia Prime Reserves, The Galaxy Fund (the Funds’ former Trust) (“Galaxy”) adopted a shareholder services plan (the “Services Plan”) with respect to the Select and Preferred shares of the Funds. The Services Plan provided compensation to institutions (including affiliates of Columbia) which provided administrative and support services to their customers who beneficially own Select and/or Preferred shares. Payment for

42

shareholder liaison services did not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select and Preferred shares. Payment for shareholder administrative support services fee did not exceed an annual rate of 0.25% of the average daily net assets attributable to the Select and Preferred shares. Galaxy limited total payments under the Services Plan to aggregate annual rates not to exceed 0.15% and 0.25% of the average daily net assets attributable to the Select and Preferred shares, respectively, of the Fund. In addition, affiliates of Columbia also limited payments under the Services Plan for the Select shares so that the total fees did not exceed 0.10% annually of the average daily net assets attributable to the Select shares.

Expense Limits and Fee Waivers

Columbia has contractually agreed to waive fees and reimburse the Funds through February 28, 2007 for certain expenses to the extent that total expenses (exclusive of distribution and shareholder service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.20% annually for Columbia Government Plus Reserves and 0.16% for Columbia Prime Reserves annually of the Funds’ average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Funds, with the exception of the Funds’ Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Columbia Treasury Reserves (formerly Nations Treasury Reserves) another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of assets and liabilities.

In addition, the Funds assumed the assets and liabilities of the Galaxy deferred compensation plan. The Galaxy deferred compensation plan may be terminated at any time. Obligations of the plan will be paid solely out of the Funds’ assets.

Note 5. Shares of Beneficial Interest

As of August 31, 2006, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

Fund	% of Shares Outstanding Held
Columbia Government Plus Reserves	95.5%
Columbia Prime Reserves	86.7

As of August 31, 2006, the Columbia Prime Reserves Fund had another shareholder that held 8.1% of the shares outstanding. Subscription and redemption activity of this shareholder may have a material effect on the Fund.

Note 6. Disclosure of Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

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Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds. Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged a senior officer with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies the settlement is contingent upon a minimum threshold amount being received by the Nations Fund shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for preliminary approval.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. On December 28, 2005, the same plaintiffs attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A. et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Nations Funds Trust filed a motion to dismiss this complaint on May 19, 2006, but Plaintiffs responded by filing an Amended

44

Complaint that added claims under the federal securities laws. Nations Funds Trust filed a motion to dismiss the Amended Complaint, which is currently pending. On February 22, 2006, another putative class action based on the same facts (Luieff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust. William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006, but on September 5, 2006, the plaintiffs filed an Amended Complaint. The Funds, William Carmichael and others filed a motion to dismiss the Amended Complaint on October 6, 2006, which is currently pending.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving fair value pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 7. Business Combinations & Mergers

On November 21, 2005, Columbia Government Plus Reserves, a new series of Columbia Funds Series Trust, acquired all of the assets and liabilities of the Galaxy Institutional Government Money Market Fund (total net assets acquired of $579,769,970.54) pursuant to an Agreement and Plan of Reorganization approved by the shareholders of such Galaxy Fund on November 16, 2005. Also on November 21, 2005 all of the assets and liabilities of Galaxy Government Money Market Fund have been transferred to Columbia Government Plus Reserves in a tax-free exchange and the shareholders of Galaxy Government Money Market have received 232,306,967.11 shares of Columbia Government Plus Reserves in exchange for their shares as follows:

Shares Issued	Net Assets Received
232,306,967.11	$232,245,476.09

Net Assets of Columbia Government Plus Reserves After Reorganization of Galaxy Institutional Government Money Market Fund	Net Assets of Galaxy Government Money Market Fund Immediately Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately After Combination
$579,769,970.54	$232,245,476.09	$812,015,446.63

45

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Columbia Government Plus Reserves and Columbia Prime Reserves

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Plus Reserves and Columbia Prime Reserves, (constituting part of Columbia Funds Series Trust, collectively hereafter referred to as the “Funds”) at August 31, 2006, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2006

46

Fund Governance

Trustees

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Disinterested Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (consulting), through present.

William P. Carmichael (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Trustee and Chairman of the Board; retired.

William A. Hawkins (Born 1942) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President, Retail Banking-IndyMac Bancorp, Inc., from September 199 to August 2003.

R. Glenn Hilliard (Born 1943) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)

Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), from April 2003 through current, Chairman and Chief Executive Officer, ING Americas, from 1999 to April 2003; and Non-Executive Chairman, Conseco, Inc. (insurance), from September 2004 through current.

Minor M. Shaw (Born 1947) c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President, Micco Corporation and Mickel Investment Group.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-426-3750.

47

Fund Governance

Officers

Officers

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02111 President (since 2004)

Head of Mutual Funds since August, 2004 and Managing Director of the Advisor since September, 2005; President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. (investment management) from September, 1998 to August, 2004.

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April, 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April, 2005.

J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111 Senior Vice President, Chief Financial Officer and Treasurer (since 2000)	Managing Director of the Advisor since May, 2004.

Mary Joan Hoene (Born 1949) 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2004)	Senior Vice President and Chief Compliance Officer of various funds in the Fund Complex; Partner, Carter, Ledyard & Milburn LLP (law firm) from January, 2001 to August, 2004.

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111 Chief Accounting Officer and Assistant Treasurer (since 2004)

Director of Fund Administration since January, 2006; Managing Director of Columbia Management Advisors, LLC September, 2004 to December, 2005; Vice President Fund Administration June, 2002 to September, 2004. Vice President Product Strategy and Development from February, 2001 to June, 2002.

Jeffrey R. Coleman (Born 1969) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August, 2000 to September, 2004.

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Head of Tax/Compliance and Assistant Treasurer from November, 2004 to December, 2005; Director of Trustee Administration (Sarbanes-Oxley) from May, 2003 to October, 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July, 2000 to April, 2003.

48

Columbia Money Market Fund

Name, address and age, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Ty S. Edwards (Born 1966) One Financial Center Boston, MA 02111 Deputy Treasurer (since 2006)

Director of Fund Administration since January, 2006; Vice President of the Advisor from (Month/Year) to (Month), 2002; Assistant Vice president and Director, State Street Corporation (financial services) prior to 2002.

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02111 Controller (since 2006)

Vice President-Fund Treasury of the Advisor since October, 2004; Vice President-Trustee Reporting from April, 2002 to October, 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October, 2002.

49

Columbia Funds – Columbia Money Market Funds

Growth Funds

Columbia Acorn Fund
Columbia Acorn Select
Columbia Acorn USA
Columbia Large Cap Growth Fund
Columbia Marsico 21st Century Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Mid Cap Growth Fund
Columbia Small Cap Growth Fund I
Columbia Small Cap Growth Fund II

Core Funds	Columbia Common Stock Fund Columbia Large Cap Core Fund Columbia Small Cap Core Fund

Value Funds

Columbia Disciplined Value Fund
Columbia Dividend Income Fund
Columbia Large Cap Value Fund
Columbia Mid Cap Value Fund
Columbia Small Cap Value Fund I
Columbia Small Cap Value Fund II
Columbia Strategic Investor Fund

Asset Allocation/Hybrid Funds

Columbia Asset Allocation Fund
Columbia Asset Allocation Fund II
Columbia Balanced Fund
Columbia Liberty Fund
Columbia LifeGoalTM Balanced Growth Portfolio
Columbia LifeGoalTM Growth Portfolio
Columbia LifeGoalTM Income Portfolio
Columbia LifeGoalTM Income and Growth Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters Heritage Portfolio
Columbia Masters International Equity Portfolio
Columbia Thermostat Fund

Index Funds	Columbia Large Cap Enhanced Core Fund Columbia Large Cap Index Fund Columbia Mid Cap Index Fund Columbia Small Cap Index Fund

Specialty Funds	Columbia Convertible Securities Fund Columbia Real Estate Equity Fund Columbia Technology Fund

Global/International Funds

Columbia Acorn International
Columbia Acorn International Select
Columbia Global Value Fund
Columbia Greater China Fund
Columbia International Stock Fund
Columbia International Value Fund
Columbia Marsico International Opportunities Fund
Columbia Multi-Advisor International Equity Fund
Columbia World Equity Fund

50

Taxable Bond Funds

Columbia Conservative High Yield Fund
Columbia Core Bond Fund
Columbia Federal Securities Fund
Columbia High Income Fund
Columbia High Yield Opportunity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia Short Term Bond Fund
Columbia Strategic Income Fund
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund

Tax-Exempt Bond Funds

Columbia California Tax-Exempt Fund
Columbia California Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia High Yield Municipal Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia New York Tax-Exempt Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Short Term Municipal Bond Fund
Columbia Tax-Exempt Fund
Columbia Virginia Intermediate Municipal Bond Fund

Money Market Funds

Columbia California Tax-Exempt Reserves
Columbia Cash Reserves
Columbia Connecticut Municipal Reserves
Columbia Government Plus Reserves
Columbia Government Reserves
Columbia Massachusetts Municipal Reserves
Columbia Money Market Reserves
Columbia Municipal Reserves
Columbia New York Tax-Exempt Reserves
Columbia Prime Reserves
Columbia Tax-Exempt Reserves
Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

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Important Information About This Report

Columbia Money Market Funds

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Money Market Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

52

Columbia Money Market Funds

Annual Report – August 31, 2006

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the twelve series of the registrant whose reports to stockholders are included in this annual filing.  On August 16, 2006, the Board of Trustees approved a proposal to change the year end of the series from either October 31, March 31 or May 31 to August 31.  Accordingly, prior fiscal year comparative information represents fiscal year ends of either October 31, March 31, or May 31.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$416,000	$419,700

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$13,500	$160,700

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years Audit-Related Fees include agreed-upon procedures performed for semi-annual shareholder reports and fund mergers.  Prior fiscal year also includes Audit-Related Fees for agreed-upon procedures related to fund accounting and custody conversions.

During the fiscal year ended August 31, 2006 and prior fiscal year, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$14,300	$125,000

Tax Fees consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.  Fiscal year 2006 and prior fiscal year also include tax fees for agreed-upon procedures related to fund mergers and the review of final tax returns.

During the fiscal year ended August 31, 2006 and prior fiscal year, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$14,000	$900

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above. In both fiscal years All Other Fees include agreed-upon procedures related to the review of the registrant’s anti-money laundering program.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$359,600	$93,500

These fees consist primarily of an internal control review of the registrant’s transfer agent. In addition, fiscal year 2006 also includes an internal control examination of the registrant’s investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii)

certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal year ended August 31, 2006 and the prior fiscal year was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2006 and prior fiscal year are approximately as follows:

2006	Prior Fiscal Year
$401,400	$380,100

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006